UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: August 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

August 31, 2021

Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for four of our equity ETFs for the period ended August 31, 2021.

The global economy staged a comeback from its post-pandemic recession, supported by accommodative fiscal and monetary policies, rapid vaccination rollouts, favorable economic data, and healthy corporate earnings results. The economic recovery was more pronounced in major economies, such as the U.S. and China, while most emerging countries continued to grapple with COVID-19, owing to slower vaccination numbers. The U.S. economy recovered strongly as unprecedented government aid and successful vaccination rollouts fueled consumption of goods and services. The Eurozone economy also posted positive growth in Q2 2021, after contracting for two consecutive quarters, driven mainly by increased household spending.

The U.S. economy sustained its robust recovery, driven by continued fiscal and monetary stimulus, and easing restrictions by many state and local governments. Markets also benefited from reduced political uncertainty after Joe Biden was elected as the new president. Stocks continued their gains into early 2021 due to positive developments surrounding the pandemic and the eventual accelerated rollout of approved coronavirus vaccines. Favorable data on unemployment rates and labor force participation as well as healthy corporate earnings results drove the surge in markets for H1 2021. On the flip side of this accelerated growth, high inflation readings and expectations of a Federal Reserve Board (Fed) tapering cautioned investors, while potential supply chain disruptions and a surge in the Delta variant of the virus also weighed on market sentiment. Although Fed officials maintained a dovish stance throughout the period, the Fed chair also acknowledged the initiation of discussions on slowing bond purchases, the first step towards eventually raising interest rates.

After a brief recession, the Eurozone economy started recovering as easing of lockdown restrictions supported economic activity. Increased household spending and healthy export numbers were major drivers of growth for the euro area. Eurozone’s third and fourth largest economies, Italy and Spain, were the major contributors to growth, while the bloc’s largest economy, Germany, grew at a rate below expectations. France, Eurozone’s second largest economy posted positive growth on the back of easing lockdown restrictions. Economic sentiment reached an all-time high in July 2021 and the composite Purchasing Managers Index1 posted its strongest numbers in over 15 years on the back of robust demand. In light of the rapid spread of the Delta variant posing a risk to the economy, the European Central Bank (ECB) decided to defer increasing interest rates until inflation is maintained below its target of 2%. Furthermore, the ECB announced its intention to purchase EUR1.85tn of bonds until March 2022 as part of its Pandemic Emergency Purchase Program.

The UK economy started to recover after contracting significantly in 2020, as a fast pace of vaccination allowed the policy makers to withdraw many of the lockdown restrictions. Healthcare sector contributed the most to the recovery followed by food and beverages services as restaurants started to open back up or increase capacity due to easing COVID-19 precautions. Elsewhere, Japan’s economic recovery remained weak, compared with other developed economies. This was mainly due to the government’s inability to contain the pandemic and the slow rollout of vaccinations, which hurt overall consumption in the economy.

The global economy is expected to continue its recovery over the coming quarters, supported by rapid rollout of vaccination drives and reopening of economies. Despite a positive outlook, the spread of the Delta variant, U.S.-China conflict, and a sudden rise in inflation pose threats to the recovery. Nonetheless, central banks across the world are likely to maintain an accommodative

1

stance even if inflation targets are exceeded for a longer period, as a high employment rate has become the primary objective.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Purchasing Managers’ Index (PMI) are economic indicators derived from monthly surveys of private sector companies.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers FTSE Developed ex-US Multifactor Factor ETF (DEEF)

The Xtrackers FTSE Developed ex-US Multifactor Factor ETF (DEEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex-US Comprehensive Factor Index (the DEEF Index). The DEEF index is designed to provide exposure to developed international equities (except the United States) based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2021, DEEF shares returned 22.69%, compared to the DEEF Index return of 23.19%.

All sectors contributed positively to the performance during the period with the greatest contributions coming from Industrials, Materials and Financials. From a geographical perspective, all contributed positively to performance during the period with the greatest contributions coming from Japan, Sweden, and the United Kingdom.

Xtrackers MSCI Kokusai Equity ETF (KOKU)

The Xtrackers MSCI Kokusai Equity ETF (KOKU) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the KOKU Index). The KOKU Index is a market capitalization weighted index designed to provide exposure to the large- and mid-cap equity securities in 22 of the 23 developed stock market across the world, excluding Japan. For the 12-month period ended August 31, 2021, KOKU shares returned 30.87%, compared to the KOKU Index return of 30.52%.

All sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Financials and Health Care. From a geographical perspective, a majority of countries contributed positively to performance during the period with the greatest contributions coming from the United States, the United Kingdom, and France. New Zealand was the only negative contributor to performance.

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

The Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the QARP Index). The QARP Index is a multifactor index designed to capture exposure to large-cap U.S. equities that exhibit strong quality and value factor characteristics. For the 12-month period ended August 31, 2021, QARP shares returned 35.25%, compared to the QARP Index return of 35.55%.

All sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Communication Services and Consumer Discretionary.

Xtrackers Russell US Multifactor ETF (DEUS)

The Xtrackers Russell US Multifactor ETF (DEUS) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the DEUS Index). The DEUS index is designed to provide exposure to large-cap United States equities based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2021, DEUS shares returned 34.85%, compared to the DEUS Index return of 35.03%.

All sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Industrials and Financials.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-11 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

3

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers FTSE Developed ex US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Returns

	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	22.69%	23.17%	23.19%	27.73%
Five Year	8.84%	8.69%	9.33%	10.31%
Since Inception[1]	8.20%	8.14%	8.76%	8.98%

Cumulative Total Returns

	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	22.69%	23.17%	23.19%	27.73%
Five Year	52.73%	51.68%	56.21%	63.36%
Since Inception[1]	57.63%	57.16%	62.43%	64.31%

1 Total returns are calculated based on the commencement of operations, November 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

4

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 24, 2015.

Sector Diversification* as of August 31, 2021

Industrials	23.4%
Materials	14.4%
Consumer Discretionary	13.2%
Financials	10.2%
Consumer Staples	8.2%
Real Estate	7.3%
Information Technology	6.6%
Communication Services	5.5%
Health Care	5.4%
Utilities	4.4%
Energy	1.4%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (6.1% of Net Assets)

Description	% of Net Assets
Kesko OYJ (Finland)	1.0%
Kinnevik AB (Sweden)	0.9%
Segro PLC (United Kingdom)	0.6%
Canadian Tire Corp. Ltd. (Canada)	0.6%
Boliden AB (Sweden)	0.6%
Electrolux AB (Sweden)	0.5%
Zalando SE (Germany)	0.5%
Koninklijke Ahold Delhaize NV (Netherlands)	0.5%
Porsche Automobil Holding SE (Germany)	0.5%
Publicis Groupe SA (France)	0.4%

Country Diversification* as of August 31, 2021

Japan	30.1%
United Kingdom	8.0%
Sweden	7.9%
Australia	7.5%
South Korea	5.9%
Switzerland	5.2%
Germany	4.8%
Canada	4.8%
France	3.8%
Netherlands	3.0%
Hong Kong	2.6%
Finland	2.4%
Denmark	2.0%
Singapore	2.0%
Other	10.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI Kokusai Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the “Underlying Index”). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index. The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance throughout the world. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Returns

	Net Asset Value	Market Value	MSCI Kokusai Index	MSCI World Index
One Year	30.87%	30.89%	30.52%	29.76%
Since Inception[1]	47.50%	47.35%	47.07%	45.62%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Kokusai Index	MSCI World Index
One Year	30.87%	30.89%	30.52%	29.76%
Since Inception[1]	72.31%	72.07%	71.60%	69.25%

1 Total returns are calculated based on the commencement of operations, April 8, 2020 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 8, 2020.

Sector Diversification* as of August 31, 2021

Information Technology	23.5%
Financials	13.6%
Health Care	12.9%
Consumer Discretionary	11.4%
Industrials	9.5%
Communication Services	9.4%
Consumer Staples	6.9%
Materials	4.3%
Energy	2.9%
Utilities	2.9%
Real Estate	2.7%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (20.2% of Net Assets)

Description	% of Net Assets
Apple, Inc. (United States)	4.5%
Microsoft Corp. (United States)	3.8%
Alphabet, Inc. (United States)	3.0%
Amazon.com, Inc. (United States)	2.8%
Facebook, Inc. (United States)	1.6%
Tesla, Inc. (United States)	1.1%
NVIDIA Corp. (United States)	1.0%
JPMorgan Chase & Co. (United States)	0.9%
Johnson & Johnson (United States)	0.8%
UnitedHealth Group, Inc. (United States)	0.7%

Country Diversification* as of August 31, 2021

United States	70.7%
United Kingdom	4.4%
Canada	3.5%
Switzerland	3.5%
France	3.4%
Germany	2.9%
Australia	2.2%
Netherlands	2.0%
Other	7.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 27.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
One Year	35.25%	35.27%	35.55%	32.25%
Since Inception[1]	18.37%	18.34%	18.64%	19.54%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
One Year	35.25%	35.27%	35.55%	32.25%
Since Inception[1]	77.66%	77.62%	79.14%	83.84%

1 Total returns are calculated based on the commencement of operations, April 5, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.19%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 5, 2018.

Sector Diversification as of August 31, 2021

Information Technology	29.5%
Consumer Discretionary	14.4%
Health Care	14.2%
Communication Services	12.9%
Financials	8.1%
Consumer Staples	7.7%
Industrials	7.1%
Energy	2.4%
Materials	1.9%
Real Estate	1.1%
Utilities	0.7%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (36.4% of Net Assets)

Description	% of Net Assets
Apple, Inc.	5.6%
Alphabet, Inc.	5.6%
Microsoft Corp.	5.1%
Facebook, Inc.	4.2%
Amazon.com, Inc.	4.0%
Berkshire Hathaway, Inc.	3.4%
Intel Corp.	2.5%
Johnson & Johnson	2.2%
UnitedHealth Group, Inc.	1.9%
Cisco Systems, Inc.	1.9%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell US Multifactor ETF (DEUS)

Xtrackers Russell US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	34.85%	34.88%	35.03%	32.25%
Five Year	13.64%	13.62%	13.80%	18.24%
Since Inception[1]	13.22%	13.21%	13.39%	16.73%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	34.85%	34.88%	35.03%	32.25%
Five Year	89.48%	89.37%	90.83%	131.10%
Since Inception[1]	104.74%	104.78%	106.59%	144.30%

1 Total returns are calculated based on the commencement of operations, November 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower. The estimated operating expense ratio as disclosed in the most recent prospectus dated December 18, 2020, was 0.17%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell US Multifactor ETF (DEUS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 24, 2015.

Sector Diversification* as of August 31, 2021

Information Technology	19.0%
Industrials	17.3%
Financials	17.1%
Consumer Discretionary	11.4%
Health Care	9.6%
Materials	7.9%
Real Estate	5.2%
Utilities	4.4%
Consumer Staples	4.3%
Communication Services	2.9%
Energy	0.9%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (6.9% of Net Assets)

Description	% of Net Assets
HP, Inc.	1.3%
NetApp, Inc.	0.7%
Interpublic Group of Cos., Inc.	0.7%
Quanta Services, Inc.	0.7%
EPAM Systems, Inc.	0.6%
Analog Devices, Inc.	0.6%
Cognizant Technology Solutions Corp.	0.6%
Dell Technologies, Inc.	0.6%
Cincinnati Financial Corp.	0.6%
International Paper Co.	0.5%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 46.

11

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Multifactor ETF
Actual	$1,000.00	$1,114.70	0.24%	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.24%	$1.22
Xtrackers MSCI Kokusai Equity ETF
Actual	$1,000.00	$1,174.30	0.09%	$0.49
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	0.09%	$0.46
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Actual	$1,000.00	$1,198.80	0.19%	$1.05
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.19%	$0.97
Xtrackers Russell US Multifactor ETF
Actual	$1,000.00	$1,177.20	0.17%	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.17%	$0.87

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

12

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 98.8%
Australia — 7.4%
Adbri Ltd.	4,782	$11,988
AGL Energy Ltd.	5,291	24,942
ALS Ltd.	4,480	41,779
Altium Ltd.	399	8,719
Alumina Ltd.	32,336	42,066
Ampol Ltd.	356	7,171
Ansell Ltd.	7,648	201,168
APA Group (a)	5,914	39,678
Aristocrat Leisure Ltd.	3,359	112,116
ASX Ltd.	825	52,921
Aurizon Holdings Ltd.	33,481	92,495
AusNet Services Ltd.	14,542	20,565
Australia & New Zealand Banking Group Ltd.	906	18,441
Bank of Queensland Ltd.	2,041	14,111
Beach Energy Ltd.	7,388	5,670
Bendigo & Adelaide Bank Ltd.	3,423	25,117
BHP Group Ltd.	1,650	55,001
BHP Group PLC	4,560	141,674
BlueScope Steel Ltd.	5,036	92,750
Boral Ltd.*	3,301	14,717
Brambles Ltd.	12,216	108,119
carsales.com Ltd.	5,737	105,241
Charter Hall Group REIT	18,519	241,728
Cleanaway Waste Management Ltd.	12,267	23,758
Coles Group Ltd.	2,527	33,391
Commonwealth Bank of Australia	388	28,391
Computershare Ltd.	17,231	207,789
Crown Resorts Ltd.*	3,264	22,209
CSL Ltd.	64	14,591
CSR Ltd.	15,565	61,998
Deterra Royalties Ltd.	8,689	27,624
Dexus REIT	12,543	97,537
Domino’s Pizza Enterprises Ltd.	720	82,479
Downer EDI Ltd.	7,185	34,185
Endeavour Group Ltd.*	845	4,508
Evolution Mining Ltd.	4,156	11,876
Fortescue Metals Group Ltd.	1,712	26,276
Goodman Group REIT	16,066	271,589
Harvey Norman Holdings Ltd.	38,487	151,330
IDP Education Ltd.	350	7,372
IGO Ltd.	2,318	16,348
Iluka Resources Ltd.	20,578	150,394
Incitec Pivot Ltd.	13,134	25,917
Insurance Australia Group Ltd.	6,098	23,353
JB Hi-Fi Ltd.	6,799	227,533
Macquarie Group Ltd.	858	104,558
Magellan Financial Group Ltd.	1,411	44,694
Medibank Pvt Ltd.	46,906	121,699
Mineral Resources Ltd.	3,338	133,957
Mirvac Group REIT	38,474	87,730
National Australia Bank Ltd.	735	14,896
Newcrest Mining Ltd.	2,060	37,247
Oil Search Ltd.	3,016	8,244
Orica Ltd.	1,510	14,534
Origin Energy Ltd.	4,887	15,894

	Number of Shares	Value
Australia (Continued)
Orora Ltd.	19,110	$47,626
OZ Minerals Ltd.	6,860	118,171
Perpetual Ltd.	1,048	32,376
Platinum Asset Management Ltd.	3,809	11,080
Qube Holdings Ltd.	12,519	28,912
Ramsay Health Care Ltd.	311	15,661
REA Group Ltd.	621	69,667
Reece Ltd.	2,864	43,705
Rio Tinto Ltd.	2,522	206,549
Santos Ltd.	3,068	13,566
SEEK Ltd.	4,069	96,768
Seven Group Holdings Ltd.	1,036	16,090
Shopping Centres Australasia Property Group REIT	9,718	19,034
Sonic Healthcare Ltd.	8,060	255,654
South32 Ltd.	40,174	92,194
Star Entertainment Group Ltd.*	1,782	5,314
Stockland REIT	9,371	31,641
Suncorp Group Ltd.	7,285	66,447
Tabcorp Holdings Ltd.	8,728	30,555
Telstra Corp. Ltd.	10,288	28,873
Transurban Group (a)	2,471	25,662
Treasury Wine Estates Ltd.	1,157	10,680
Washington H Soul Pattinson & Co. Ltd. (b)	4,163	108,983
Wesfarmers Ltd.	4,367	191,338
Westpac Banking Corp.	1,296	24,456
Woodside Petroleum Ltd.	806	11,481
Woolworths Group Ltd.	845	25,784
Worley Ltd.	645	4,940

(Cost $3,918,568)		5,245,285

Austria — 0.4%
ANDRITZ AG	1,638	94,088
Raiffeisen Bank International AG	200	4,802
Telekom Austria AG*	3,814	33,857
Verbund AG	349	38,211
voestalpine AG	1,848	83,768

(Cost $161,167)		254,726

Belgium — 1.1%
Ackermans & van Haaren NV	101	18,599
Ageas SA/NV	1,302	65,090
Elia Group SA/NV	165	20,724
Etablissements Franz Colruyt NV	624	34,908
Groupe Bruxelles Lambert SA	430	49,287
KBC Group NV	106	8,927
Proximus SADP	2,237	43,848
Sofina SA	599	264,734
Solvay SA	118	15,455
Telenet Group Holding NV	806	30,656
UCB SA	346	39,569
Umicore SA	837	55,073
Warehouses De Pauw CVA REIT	3,133	144,014

(Cost $594,673)		790,884

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Cambodia — 0.0%
NagaCorp Ltd. (Cost $15,534)	11,877	$9,544

Canada — 4.7%
Agnico Eagle Mines Ltd.	659	37,861
Alimentation Couche-Tard, Inc., Class B	2,203	88,877
Bank of Montreal	255	25,337
Bank of Nova Scotia	775	47,930
Barrick Gold Corp.	1,247	25,026
BCE, Inc.	471	24,526
Brookfield Asset Management Reinsurance Partners Ltd., Class A*	3	183
Brookfield Asset Management, Inc., Class A	511	28,384
Canadian Imperial Bank of Commerce	326	37,444
Canadian National Railway Co.	454	53,317
Canadian Natural Resources Ltd.	626	20,682
Canadian Pacific Railway Ltd.	1,646	112,920
Canadian Tire Corp. Ltd., Class A	2,704	410,848
Canadian Utilities Ltd., Class A	1,489	42,078
CGI, Inc.*	1,501	133,939
Constellation Software, Inc.	69	116,753
Dollarama, Inc.	744	33,872
Enbridge, Inc.	925	36,344
Fairfax Financial Holdings Ltd.	301	133,027
Fortis, Inc.	1,824	83,431
Franco-Nevada Corp.	299	43,549
George Weston Ltd.	780	83,947
Great-West Lifeco, Inc.	1,157	35,736
Hydro One Ltd., 144A	3,815	94,798
IGM Financial, Inc.	3,082	112,217
Intact Financial Corp.	1,195	162,495
Loblaw Cos. Ltd.	1,235	86,875
Magna International, Inc.	1,913	150,827
Manulife Financial Corp.	4,325	84,094
Metro, Inc.	1,252	63,677
National Bank of Canada	1,311	103,892
Nutrien Ltd.	1,347	81,759
Power Corp. of Canada	4,230	145,748
Restaurant Brands International, Inc.	322	20,655
Rogers Communications, Inc., Class B	1,559	79,304
Royal Bank of Canada	199	20,409
Saputo, Inc.	476	13,369
Shaw Communications, Inc., Class B	5,668	166,544
Sun Life Financial, Inc.	2,928	150,519
TC Energy Corp.	1,370	64,941
TELUS Corp.	1,524	35,059
Thomson Reuters Corp.	296	34,532
Toronto-Dominion Bank	93	6,030
Wheaton Precious Metals Corp.	407	18,314

(Cost $2,573,114)		3,352,069

Chile — 0.1%
Antofagasta PLC (Cost $31,758)	2,250	45,086

China — 0.3%
Lenovo Group Ltd.	86,143	95,476
Minth Group Ltd.	2,487	10,329

	Number of Shares	Value
China (Continued)
Tingyi Cayman Islands Holding Corp.	11,660	$20,749
Uni-President China Holdings Ltd.	13,891	13,163
Want Want China Holdings Ltd.	79,455	54,044

(Cost $172,120)		193,761

Czech Republic — 0.0%
Avast PLC, 144A (Cost $2,583)	704	5,792

Denmark — 2.0%
A.P. Moller — Maersk A/S, Class A	27	73,073
A.P. Moller — Maersk A/S, Class B	25	70,914
Carlsberg A/S, Class B	914	159,519
Chr Hansen Holding A/S	224	20,665
Coloplast A/S, Class B	208	36,021
Demant A/S*	829	46,978
DSV PANALPINA A/S	848	216,043
Genmab A/S*	274	129,696
GN Store Nord AS	1,661	124,947
H Lundbeck A/S	269	7,944
Novo Nordisk A/S, Class B	397	39,556
Novozymes A/S, Class B	1,773	143,194
Orsted AS, 144A	150	23,834
Pandora A/S	337	40,334
ROCKWOOL International A/S, Class B	145	76,714
SimCorp A/S	800	109,057
Tryg A/S	1,652	40,895
Vestas Wind Systems A/S	2,106	85,011

(Cost $908,680)		1,444,395

Finland — 2.4%
Elisa OYJ	929	59,482
Fortum OYJ	4,780	145,127
Huhtamaki OYJ	2,133	113,834
Kesko OYJ, Class B	17,680	729,628
Kojamo OYJ	1,283	31,199
Kone OYJ, Class B	1,300	107,789
Neste OYJ	399	24,275
Nokian Renkaat OYJ	4,759	180,948
Nordea Bank Abp	1,561	18,311
Orion OYJ, Class B	998	40,680
Sampo OYJ, Class A	185	9,552
Stora Enso OYJ, Class R	2,448	47,898
UPM-Kymmene OYJ	2,545	103,436
Wartsila OYJ Abp	4,408	62,467

(Cost $1,153,173)		1,674,626

France — 3.8%
Air Liquide SA	282	50,539
Alstom SA (b)	429	18,433
Amundi SA, 144A	241	22,802
Arkema SA	633	83,988
Atos SE	595	30,876
AXA SA	417	11,706
BioMerieux	236	28,931
Bollore SA	9,639	57,006
Bouygues SA	1,065	44,542
Bureau Veritas SA	1,155	38,326

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
France (Continued)
Capgemini SE	657	$147,472
Carrefour SA	4,205	83,640
Cie de Saint-Gobain	1,510	109,426
Cie Generale des Etablissements Michelin SCA	1,673	270,659
Cie Plastic Omnium SA	237	7,140
Credit Agricole SA	470	6,774
Danone SA	377	27,534
Dassault Aviation SA	12	13,528
Dassault Systemes SE	386	22,010
Edenred	708	40,116
Eiffage SA	394	40,938
Electricite de France SA	510	6,908
Engie SA	3,180	45,542
EssilorLuxottica SA	115	22,570
Eurazeo SE	155	15,937
Getlink SE	469	7,538
Hermes International	6	8,814
Iliad SA	154	33,086
Imerys SA	609	28,181
Ipsen SA	442	44,183
Kering SA	15	11,934
Legrand SA	1,030	117,842
L’Oreal SA	13	6,082
Orange SA	4,282	48,626
Orpea SA	106	13,339
Pernod Ricard SA	128	26,888
Publicis Groupe SA	4,751	311,374
Remy Cointreau SA*	141	27,763
Renault SA*	553	20,530
Rexel SA*	792	16,562
Rubis SCA	415	16,073
Sanofi	191	19,755
Sartorius Stedim Biotech	46	27,889
Schneider Electric SE	275	49,116
SCOR SE	277	8,498
SEB SA	357	56,133
Sodexo SA*	197	16,283
Suez SA	4,529	105,054
Technip Energies NV*	5,999	78,357
Teleperformance	333	147,173
Thales SA	150	15,217
Veolia Environnement SA	2,537	86,999
Vinci SA	213	22,853
Vivendi SE (b)	1,019	38,877
Wendel SE	381	55,274

(Cost $2,065,136)		2,713,636

Germany — 4.2%
1&1 Drillisch AG	317	10,006
adidas AG	77	27,309
Allianz SE	16	3,758
BASF SE	656	50,737
Bayerische Motoren Werke AG	543	51,516
Bechtle AG	1,073	77,543
Beiersdorf AG	207	25,107
Brenntag SE	2,386	240,647

	Number of Shares	Value
Germany (Continued)
Carl Zeiss Meditec AG	187	$41,301
Continental AG*	421	56,565
Covestro AG, 144A	929	60,206
CTS Eventim AG & Co. KGaA*	262	16,893
Daimler AG (b)	545	45,948
Delivery Hero SE, 144A*(b)	32	4,631
Deutsche Boerse AG	50	8,623
Deutsche Lufthansa AG*(b)	742	7,432
Deutsche Post AG	2,126	149,524
Deutsche Telekom AG	1,085	23,064
Deutsche Wohnen SE	3,112	193,082
E.ON SE	2,088	27,551
Evonik Industries AG	1,614	54,490
Fielmann AG	131	10,067
Fraport AG Frankfurt Airport Services Worldwide*	159	10,259
Fresenius Medical Care AG & Co. KGaA	195	14,971
Fresenius SE & Co. KGaA	1,630	84,758
FUCHS PETROLUB SE	267	10,527
GEA Group AG	1,300	60,018
Hannover Rueck SE	118	21,723
HeidelbergCement AG	1,135	98,610
Hella GmbH & Co. KGaA*	178	12,721
Henkel AG & Co. KGaA	303	27,255
HOCHTIEF AG	227	18,168
Infineon Technologies AG	170	7,237
KION Group AG	186	19,897
Knorr-Bremse AG	216	25,918
LANXESS AG	792	57,722
LEG Immobilien SE	1,166	185,815
Merck KGaA	321	76,240
METRO AG	3,036	40,426
MTU Aero Engines AG	62	14,224
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	81	23,660
ProSiebenSat.1 Media SE	2,750	52,475
Puma SE	197	23,906
Rational AG	14	16,007
Rheinmetall AG	617	60,336
RWE AG	1,530	59,764
SAP SE	83	12,488
Scout24 AG, 144A	117	9,834
Siemens AG	133	22,112
Siemens Energy AG*	533	15,465
Siemens Healthineers AG, 144A	132	9,178
Symrise AG	58	8,257
Telefonica Deutschland Holding AG	11,225	31,497
Uniper SE	1,914	75,983
United Internet AG	1,084	46,847
Vonovia SE	1,589	107,217
Wacker Chemie AG	139	24,506
Zalando SE, 144A*(b)	3,340	369,826

(Cost $2,235,178)		2,941,847

Hong Kong — 2.6%
AIA Group Ltd.	2,736	32,699
ASM Pacific Technology Ltd.	2,006	23,884

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Hong Kong (Continued)
Bank of East Asia Ltd.	5,446	$9,131
BOC Hong Kong Holdings Ltd.	5,600	16,993
Cafe de Coral Holdings Ltd.	5,730	10,433
Cathay Pacific Airways Ltd.*(b)	8,147	6,840
China Travel International Investment Hong Kong Ltd.*	67,581	9,472
Chow Tai Fook Jewellery Group Ltd.	14,569	29,523
CK Asset Holdings Ltd.	18,378	119,805
CK Hutchison Holdings Ltd.	12,198	89,007
CK Infrastructure Holdings Ltd.	4,489	27,272
CLP Holdings Ltd.	4,585	45,836
Dah Sing Banking Group Ltd.	8,620	8,290
Dairy Farm International Holdings Ltd.	1,965	6,936
ESR Cayman Ltd., 144A*	851	2,593
First Pacific Co. Ltd.	65,319	24,356
Galaxy Entertainment Group Ltd.*	1,089	6,980
Hang Lung Group Ltd.	4,134	10,355
Hang Lung Properties Ltd.	8,252	19,820
Hang Seng Bank Ltd.	931	16,663
Henderson Land Development Co. Ltd.	6,347	28,726
Hong Kong & China Gas Co. Ltd.	8,389	13,505
Hong Kong Exchanges & Clearing Ltd.	1,292	81,533
Hongkong Land Holdings Ltd.	1,544	6,485
Hutchison Port Holdings Trust, Class U	278,600	57,113
Hutchison Telecommunications Hong Kong Holdings Ltd.	44,567	7,048
Hysan Development Co. Ltd.	1,068	3,811
Jardine Matheson Holdings Ltd.	300	16,296
Johnson Electric Holdings Ltd.	3,671	8,421
Kerry Logistics Network Ltd. (b)	26,649	84,806
Kerry Properties Ltd.	23,350	79,561
Lee & Man Paper Manufacturing Ltd.	33,382	29,316
Man Wah Holdings Ltd.	2,915	5,450
MTR Corp. Ltd.	1,997	11,247
New World Development Co. Ltd.	584	2,748
PCCW Ltd.	25,980	13,562
Power Assets Holdings Ltd.	9,103	57,177
Shangri-La Asia Ltd.*	4,795	4,217
Shun Tak Holdings Ltd.*	21,191	6,076
Sino Land Co. Ltd.	15,718	23,161
SITC International Holdings Co. Ltd.	30,920	134,774
Sun Hung Kai Properties Ltd.	2,150	30,298
Swire Pacific Ltd., Class A	5,845	39,606
Swire Pacific Ltd., Class B	13,201	14,343
Swire Properties Ltd.	6,414	17,360
Techtronic Industries Co. Ltd.	6,421	142,416
Towngas China Co. Ltd.*	8,277	6,034
Vinda International Holdings Ltd. (b)	3,518	10,359
Vitasoy International Holdings Ltd. (b)	7,014	18,127
VTech Holdings Ltd.	5,958	57,877
WH Group Ltd., 144A	30,540	26,506
Wharf Holdings Ltd.	8,952	30,272
Wharf Real Estate Investment Co. Ltd.	920	4,560
Xinyi Glass Holdings Ltd.	46,289	194,623
Yue Yuen Industrial Holdings Ltd.*	23,625	47,934

(Cost $1,441,871)		1,832,236

	Number of Shares	Value
Ireland — 1.0%
CRH PLC	2,026	$107,823
DCC PLC	737	62,683
Experian PLC	1,304	57,500
Glanbia PLC	3,097	55,240
James Hardie Industries PLC CDI	4,816	186,689
Kerry Group PLC, Class A	229	33,574
Kingspan Group PLC	606	69,232
Smurfit Kappa Group PLC	2,643	151,608

(Cost $409,799)		724,349

Israel — 1.4%
Airport City Ltd.*	1,079	19,776
Alony Hetz Properties & Investments Ltd.	1,651	24,375
Amot Investments Ltd.	2,850	20,247
Azrieli Group Ltd.	270	25,266
Bank Hapoalim BM	2,677	23,054
Bank Leumi Le-Israel BM	6,510	53,848
Bezeq The Israeli Telecommunication Corp. Ltd.*	25,144	29,902
Big Shopping Centers Ltd.*	217	31,909
Elbit Systems Ltd.	133	19,366
Electra Ltd.	28	16,754
Enlight Renewable Energy Ltd.*(b)	4,009	8,684
First International Bank Of Israel Ltd.	264	9,551
Harel Insurance Investments & Financial Services Ltd.	1,063	10,452
ICL Group Ltd.	12,318	87,240
Israel Discount Bank Ltd., Class A*	9,824	50,810
Maytronics Ltd.	1,148	26,355
Melisron Ltd.*(b)	488	39,451
Mivne Real Estate KD Ltd.	9,755	33,037
Mizrahi Tefahot Bank Ltd.	675	22,481
Nice Ltd.*	735	214,690
Nova Ltd.*	420	42,200
Paz Oil Co. Ltd.*	410	41,323
Phoenix Holdings Ltd.	1,222	13,060
Sapiens International Corp NV	304	8,748
Shapir Engineering and Industry Ltd.	660	5,272
Shufersal Ltd.	4,694	38,768
Strauss Group Ltd.	588	17,016
Tower Semiconductor Ltd.*	952	28,057

(Cost $621,278)		961,692

Italy — 1.7%
A2A SpA	69,528	152,658
Amplifon SpA	1,095	57,236
Assicurazioni Generali SpA	1,151	23,465
Atlantia SpA*	987	18,496
Banca Mediolanum SpA	1,036	10,750
Buzzi Unicem SpA	1,023	27,147
Davide Campari-Milano NV	2,977	41,151
DiaSorin SpA	168	38,325
Enel SpA	3,516	32,029
Ferrari NV	83	17,998
FinecoBank Banca Fineco SpA*	1,947	35,889
Hera SpA	8,981	38,834
Infrastrutture Wireless Italiane SpA, 144A	484	5,753

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Italy (Continued)
Intesa Sanpaolo SpA	2,584	$7,313
Italgas SpA	8,403	55,687
Leonardo SpA*	833	6,783
Mediobanca Banca di Credito Finanziario SpA*	865	10,190
Moncler SpA	1,507	96,418
Pirelli & C SpA, 144A	5,146	30,823
Poste Italiane SpA, 144A	1,205	16,337
Prysmian SpA	6,469	243,370
Recordati Industria Chimica e Farmaceutica SpA	616	40,401
Snam SpA	11,162	65,934
Telecom Italia SpA	59,700	27,012
Telecom Italia SpA-RSP	45,019	21,730
Terna - Rete Elettrica Nazionale	6,436	50,872
UnipolSai Assicurazioni SpA	2,299	6,611

(Cost $923,522)		1,179,212

Japan — 29.9%
ABC-Mart, Inc.	363	19,462
Acom Co. Ltd.	1,500	5,803
Activia Properties, Inc. REIT	10	42,008
Advance Residence Investment Corp. REIT	12	40,907
Advantest Corp.	200	17,331
Aeon Co. Ltd. (b)	2,849	75,711
Aeon Mall Co. Ltd.	2,500	38,185
AGC, Inc.	3,300	159,803
Aica Kogyo Co. Ltd.	914	30,700
Ain Holdings, Inc.	400	27,053
Air Water, Inc.	2,000	32,296
Aisin Corp.	2,693	103,077
Ajinomoto Co., Inc.	2,600	76,774
Alfresa Holdings Corp.	1,870	29,635
Alps Alpine Co. Ltd.	1,500	15,756
Amada Co. Ltd.	7,643	77,640
Amano Corp.	1,100	27,976
ANA Holdings, Inc.*	243	5,763
Anritsu Corp. (b)	900	15,647
Ariake Japan Co. Ltd.	112	6,351
As One Corp.	200	29,765
Asahi Group Holdings Ltd.	192	8,938
Asahi Intecc Co. Ltd.	216	6,547
Asahi Kasei Corp.	9,919	102,567
ASKUL Corp.	618	9,698
Astellas Pharma, Inc.	1,483	25,068
Azbil Corp.	4,013	174,423
Bandai Namco Holdings, Inc.	1,500	104,328
Bank of Kyoto Ltd.	200	8,866
Benesse Holdings, Inc.	700	15,152
Bic Camera, Inc.	3,100	30,221
Bridgestone Corp.	1,624	74,858
Brother Industries Ltd.	2,042	41,970
Calbee, Inc.	1,280	31,761
Canon Marketing Japan, Inc.	700	16,012
Canon, Inc.	1,922	45,688
Capcom Co. Ltd.	1,308	36,552

	Number of Shares	Value
Japan (Continued)
Casio Computer Co. Ltd.	1,398	$21,620
Central Japan Railway Co.	156	22,897
Chubu Electric Power Co., Inc.	4,031	48,764
Chugai Pharmaceutical Co. Ltd.	300	11,764
Chugoku Electric Power Co., Inc.	3,083	28,793
COMSYS Holdings Corp.	4,534	122,079
Concordia Financial Group Ltd.	2,600	10,106
Cosmo Energy Holdings Co. Ltd.	600	11,950
Cosmos Pharmaceutical Corp.	390	69,153
Credit Saison Co. Ltd.	500	5,698
CyberAgent, Inc.	700	12,877
Dai Nippon Printing Co. Ltd.	4,907	116,846
Daicel Corp.	3,927	31,670
Daido Steel Co. Ltd.	755	34,499
Daifuku Co. Ltd.	226	19,996
Dai-ichi Life Holdings, Inc.	1,000	19,748
Daiichi Sankyo Co. Ltd.	500	11,899
Daiichikosho Co. Ltd.	1,416	47,948
Daikin Industries Ltd.	284	70,845
Daio Paper Corp.	2,600	48,800
Daito Trust Construction Co. Ltd.	2,085	229,263
Daiwa House Industry Co. Ltd.	3,602	110,034
Daiwa House REIT Investment Corp. REIT (b)	10	29,629
Daiwa Office Investment Corp. REIT	2	14,418
Daiwa Securities Group, Inc.	2,845	16,121
Denka Co. Ltd.	2,400	84,325
Denso Corp.	1,544	108,358
DIC Corp.	1,500	43,214
Disco Corp.	111	32,383
Dowa Holdings Co. Ltd.	1,500	65,948
East Japan Railway Co.	347	23,471
Ebara Corp.	4,300	214,491
Eisai Co. Ltd.	300	24,812
Elecom Co. Ltd.	600	9,732
Electric Power Development Co. Ltd.	1,776	26,577
ENEOS Holdings, Inc.	30,720	119,150
Ezaki Glico Co. Ltd.	400	15,147
Fancl Corp.	400	13,563
FANUC Corp.	196	42,800
Food & Life Cos. Ltd.	184	7,922
FP Corp.	400	15,347
Fuji Electric Co. Ltd.	1,488	64,540
Fuji Media Holdings, Inc.	800	8,331
Fuji Oil Holdings, Inc.	1,800	40,715
FUJIFILM Holdings Corp.	751	61,989
Fujitsu General Ltd.	1,300	32,553
Fujitsu Ltd.	842	155,585
Fukuoka Financial Group, Inc.	1,000	18,505
Fukuyama Transporting Co. Ltd.	500	21,072
Furukawa Electric Co. Ltd.	600	12,922
Fuyo General Lease Co. Ltd.	200	13,836
GLP J REIT	27	49,080
GMO Payment Gateway, Inc.	100	13,171
GS Yuasa Corp.	2,938	69,024
GungHo Online Entertainment, Inc.	500	9,753
Gunma Bank Ltd.	200	646

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Japan (Continued)
Hakuhodo DY Holdings, Inc.	7,869	$123,987
Hamamatsu Photonics KK	1,050	61,360
Hankyu Hanshin Holdings, Inc.	867	26,004
Haseko Corp.	1,497	20,767
Hikari Tsushin, Inc.	100	17,540
Hino Motors Ltd.	5,259	45,620
Hirose Electric Co. Ltd.	440	73,413
Hisamitsu Pharmaceutical Co., Inc. (b)	640	25,691
Hitachi Construction Machinery Co. Ltd.	400	11,487
Hitachi Ltd.	1,546	85,631
Hitachi Metals Ltd.*	1,800	34,817
Hitachi Transport System Ltd.	280	11,737
Hokuriku Electric Power Co.	2,563	13,881
Honda Motor Co. Ltd.	1,945	59,168
Horiba Ltd.	500	35,818
Hoshizaki Corp.	213	20,028
House Foods Group, Inc.	1,357	43,603
Hoya Corp.	500	80,921
Hulic Co. Ltd.	4,848	56,926
Ibiden Co. Ltd.	300	16,221
Idemitsu Kosan Co. Ltd.	225	5,403
IHI Corp.*	300	6,679
Iida Group Holdings Co. Ltd.	1,800	45,811
Industrial & Infrastructure Fund Investment Corp. REIT	17	34,229
Inpex Corp.	1,499	10,343
Isetan Mitsukoshi Holdings Ltd.	900	6,046
Isuzu Motors Ltd.	7,100	89,962
Ito En Ltd.	400	25,341
ITOCHU Corp.	3,236	97,528
Itochu Techno-Solutions Corp.	800	24,795
Itoham Yonekyu Holdings, Inc.	4,000	27,053
Iwatani Corp.	3,300	182,632
Iyo Bank Ltd.	1,500	8,042
Izumi Co. Ltd.	1,700	55,475
J. Front Retailing Co. Ltd.	1,465	12,682
Japan Airlines Co. Ltd.*	679	14,469
Japan Exchange Group, Inc.	400	9,536
Japan Logistics Fund, Inc. REIT	32	102,822
Japan Metropolitan Fund Invest REIT	45	43,788
Japan Post Holdings Co. Ltd.*	1,100	9,455
Japan Post Insurance Co. Ltd.	700	12,712
Japan Prime Realty Investment Corp. REIT	9	33,711
Japan Real Estate Investment Corp. REIT	5	30,994
Japan Tobacco, Inc.	3,464	67,240
JFE Holdings, Inc.	3,500	56,868
JGC Holdings Corp.	4,800	40,371
JSR Corp.	4,532	157,378
JTEKT Corp.	1,500	13,585
Justsystems Corp.	107	6,331
Kagome Co. Ltd.	865	23,038
Kajima Corp.	7,900	102,327
Kakaku.com, Inc.	786	24,540
Kaken Pharmaceutical Co. Ltd.	547	24,746
Kamigumi Co. Ltd.	3,732	80,782
Kandenko Co. Ltd.	4,992	42,986

	Number of Shares	Value
Japan (Continued)
Kaneka Corp.	2,722	$112,859
Kansai Electric Power Co., Inc.	7,211	72,530
Kansai Paint Co. Ltd.	1,288	33,425
Kao Corp.	353	21,355
Kawasaki Heavy Industries Ltd.*	543	11,576
KDDI Corp.	1,329	40,768
Keihan Holdings Co. Ltd.	310	8,917
Keikyu Corp.	181	2,211
Keio Corp.	419	22,579
Keisei Electric Railway Co. Ltd.	600	18,487
Kenedix Office Investment Corp. REIT	4	29,419
Kewpie Corp.	1,159	28,590
Keyence Corp.	28	16,855
Kikkoman Corp.	1,273	95,713
Kinden Corp.	4,000	67,832
Kintetsu Group Holdings Co. Ltd.*	200	6,845
Kirin Holdings Co. Ltd.	1,012	18,368
Kobayashi Pharmaceutical Co. Ltd.	126	9,875
Koei Tecmo Holdings Co. Ltd.	962	41,200
Koito Manufacturing Co. Ltd.	1,800	110,268
Kokuyo Co. Ltd.	1,300	22,779
Komatsu Ltd.	3,070	74,403
Konami Holdings Corp.	1,182	75,099
Kose Corp.	200	24,213
K’s Holdings Corp.	7,211	79,094
Kubota Corp.	2,700	55,900
Kuraray Co. Ltd.	3,781	35,621
Kurita Water Industries Ltd.	2,228	104,647
Kyocera Corp.	672	41,876
Kyoritsu Maintenance Co. Ltd.	100	3,309
Kyowa Exeo Corp.	2,472	62,149
Kyowa Kirin Co. Ltd.	1,600	52,358
Kyudenko Corp.	1,499	53,965
Kyushu Electric Power Co., Inc.	8,264	63,187
Kyushu Railway Co.	824	18,684
LaSalle Logiport REIT	23	40,197
Lawson, Inc. (b)	400	19,297
Lintec Corp.	1,513	34,334
Lion Corp.	1,406	23,971
Lixil Corp.	2,511	73,255
Mabuchi Motor Co. Ltd.	800	28,036
Maeda Corp.	700	5,167
Maeda Road Construction Co. Ltd.	300	5,044
Makita Corp.	2,518	144,855
Marubeni Corp.	10,991	87,600
Marui Group Co. Ltd.	379	6,769
Maruichi Steel Tube Ltd.	750	18,473
Matsumotokiyoshi Holdings Co. Ltd.	697	32,357
Mazda Motor Corp.*	3,600	31,294
Mebuki Financial Group, Inc.	4,300	9,629
Medipal Holdings Corp.	3,051	58,404
Megmilk Snow Brand Co. Ltd.	400	8,392
MEIJI Holdings Co. Ltd.	1,369	84,238
MINEBEA MITSUMI, Inc.	1,371	35,354
MISUMI Group, Inc.	2,240	89,001
Mitsubishi Chemical Holdings Corp.	18,202	160,017
Mitsubishi Corp.	1,736	52,320

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Japan (Continued)
Mitsubishi Electric Corp.	8,974	$122,978
Mitsubishi Estate Co. Ltd.	3,100	48,563
Mitsubishi Gas Chemical Co., Inc.	8,367	158,033
Mitsubishi HC Capital, Inc.	2,450	13,135
Mitsubishi Heavy Industries Ltd.	3,913	103,613
Mitsubishi Logistics Corp.	1,300	37,097
Mitsubishi Materials Corp.	700	14,375
Mitsubishi Shokuhin Co. Ltd.	500	13,112
Mitsui & Co. Ltd.	6,325	139,845
Mitsui Chemicals, Inc.	3,800	131,440
Mitsui Fudosan Co. Ltd.	2,000	45,949
Mitsui Fudosan Logistics Park, Inc. REIT	3	17,804
Mitsui OSK Lines Ltd. (b)	1,500	116,057
Miura Co. Ltd.	1,157	52,026
Mizuho Financial Group, Inc.	1,580	22,191
Mochida Pharmaceutical Co. Ltd.	261	8,707
MonotaRO Co. Ltd.	600	13,288
Mori Hills REIT Investment Corp. REIT	13	18,874
Morinaga & Co. Ltd.	500	17,568
Morinaga Milk Industry Co. Ltd.	700	44,220
MS&AD Insurance Group Holdings, Inc.	900	29,123
Murata Manufacturing Co. Ltd.	417	34,613
Nabtesco Corp.	1,300	51,593
Nagase & Co. Ltd.	3,565	58,897
Nagoya Railroad Co. Ltd.*	776	13,668
Nankai Electric Railway Co. Ltd.	1,018	21,896
NEC Corp.	1,600	84,180
NEC Networks & System Integration Corp.	1,700	32,480
NET One Systems Co. Ltd.	100	3,177
Nexon Co. Ltd.	600	10,978
NGK Insulators Ltd.	2,177	36,164
NGK Spark Plug Co. Ltd.	1,802	27,753
NH Foods Ltd.	2,300	89,291
NHK Spring Co. Ltd.	4,100	29,483
Nichirei Corp.	1,200	30,628
Nidec Corp.	72	8,271
Nifco, Inc.	2,661	84,171
Nihon Kohden Corp.	300	10,090
Nihon M&A Center, Inc.	1,700	50,910
Nihon Unisys Ltd.	1,300	35,441
Nikon Corp.	600	6,330
Nippo Corp.	1,761	51,855
Nippon Accommodations Fund, Inc. REIT	2	12,033
Nippon Building Fund, Inc. REIT	3	19,525
Nippon Electric Glass Co. Ltd.	2,500	53,477
Nippon Express Co. Ltd.	1,036	70,632
Nippon Kayaku Co. Ltd.	7,100	78,717
Nippon Paper Industries Co. Ltd.	1,230	13,704
Nippon Prologis REIT, Inc. REIT	12	43,310
Nippon Sanso Holdings Corp.	1,559	37,889
Nippon Shinyaku Co. Ltd.	100	8,129
Nippon Shokubai Co. Ltd.	700	37,147
Nippon Steel Corp.	6,713	137,364
Nippon Telegraph & Telephone Corp.	691	18,467
Nippon Television Holdings, Inc.	700	7,449
Nippon Yusen KK	3,000	242,217

	Number of Shares	Value
Japan (Continued)
Nishi-Nippon Railroad Co. Ltd.	400	$9,900
Nissan Chemical Corp.	2,483	139,451
Nissan Motor Co. Ltd.*	8,300	43,706
Nisshin Seifun Group, Inc.	2,278	37,407
Nissin Foods Holdings Co. Ltd.	484	37,712
Nitori Holdings Co. Ltd.	432	80,926
Nitto Denko Corp.	2,643	201,124
Noevir Holdings Co. Ltd.	200	10,632
NOF Corp.	2,207	122,343
NOK Corp.	2,500	30,675
Nomura Holdings, Inc.	3,400	16,514
Nomura Real Estate Holdings, Inc.	2,286	58,575
Nomura Real Estate Master Fund, Inc. REIT	25	38,617
Nomura Research Institute Ltd.	1,530	57,587
NS Solutions Corp.	900	30,557
NSK Ltd.	3,356	23,583
NTT Data Corp.	1,317	23,748
Obayashi Corp.	17,562	144,831
OBIC Business Consultants Co. Ltd.	200	9,394
Obic Co. Ltd.	200	38,139
Odakyu Electric Railway Co. Ltd.	909	21,215
Oji Holdings Corp.	14,488	75,961
OKUMA Corp.	400	19,188
Olympus Corp.	1,156	24,323
Omron Corp.	1,000	94,484
Ono Pharmaceutical Co. Ltd.	2,377	57,207
Open House Co. Ltd.	1,145	55,864
Oracle Corp.	200	16,457
Oriental Land Co. Ltd.	100	15,165
ORIX Corp.	9,436	176,206
Orix JREIT, Inc. REIT	29	51,765
Osaka Gas Co. Ltd.	5,829	109,460
OSG Corp.	900	16,196
Otsuka Corp.	508	26,357
Otsuka Holdings Co. Ltd.	1,534	65,362
PALTAC Corp.	382	16,656
Pan Pacific International Holdings Corp.	3,499	66,789
Panasonic Corp.	8,572	102,371
Penta-Ocean Construction Co. Ltd.	5,520	35,122
Persol Holdings Co. Ltd.	3,029	70,914
Pigeon Corp.	500	14,496
Pola Orbis Holdings, Inc.	200	4,376
Rakuten Group, Inc.	3,815	40,004
Recruit Holdings Co. Ltd.	626	37,038
Relo Group, Inc.	200	4,489
Rengo Co. Ltd.	3,212	26,226
Resona Holdings, Inc.	6,400	24,800
Resorttrust, Inc.	600	10,393
Ricoh Co. Ltd.	2,700	27,526
Rinnai Corp.	1,017	109,513
Rohm Co. Ltd.	514	49,688
Rohto Pharmaceutical Co. Ltd.	411	12,944
Sankyo Co. Ltd.	809	20,634
Sankyu, Inc.	1,000	46,696
Santen Pharmaceutical Co. Ltd.	1,000	14,928
Sanwa Holdings Corp.	12,300	163,686

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Japan (Continued)
Sapporo Holdings Ltd.	600	$12,955
SBI Holdings, Inc.	300	7,291
SCSK Corp.	700	44,284
Secom Co. Ltd.	1,135	86,215
Sega Sammy Holdings, Inc.	3,800	51,400
Seibu Holdings, Inc.*	1,200	14,484
Seiko Epson Corp.	1,651	30,808
Seino Holdings Co. Ltd.	6,800	83,994
Sekisui Chemical Co. Ltd.	11,301	193,802
Sekisui House Ltd.	7,236	144,443
Sekisui House Reit, Inc. REIT	34	29,092
Seven & i Holdings Co. Ltd.	2,200	96,423
Seven Bank Ltd.	4,800	10,967
SG Holdings Co. Ltd.	1,944	52,944
Shikoku Electric Power Co., Inc.	2,000	14,036
Shimadzu Corp.	2,296	103,138
Shimamura Co. Ltd.	600	52,976
Shimano, Inc.	566	166,410
Shimizu Corp.	11,346	81,589
Shin-Etsu Chemical Co. Ltd.	500	82,855
Shionogi & Co. Ltd.	1,500	94,921
Ship Healthcare Holdings, Inc.	1,038	26,437
Shizuoka Bank Ltd.	1,500	11,769
SHO-BOND Holdings Co. Ltd.	549	24,711
Shochiku Co. Ltd.*	18	1,938
SKY Perfect JSAT Holdings, Inc.	2,400	8,913
SMC Corp.	67	43,002
SMS Co. Ltd.	300	10,636
SoftBank Corp.	1,105	14,821
Sohgo Security Services Co. Ltd.	487	22,098
Sojitz Corp.	14,900	43,808
Sompo Holdings, Inc.	1,600	70,315
Sony Group Corp.	508	52,529
Sotetsu Holdings, Inc.	300	6,035
Square Enix Holdings Co. Ltd.	400	23,339
Stanley Electric Co. Ltd.	4,331	108,334
Subaru Corp.	2,864	53,091
Sugi Holdings Co. Ltd.	935	72,342
Sumitomo Bakelite Co. Ltd.	1,300	56,208
Sumitomo Chemical Co. Ltd.	11,000	55,871
Sumitomo Corp.	7,132	100,917
Sumitomo Electric Industries Ltd.	12,926	173,017
Sumitomo Forestry Co. Ltd.	1,383	27,091
Sumitomo Heavy Industries Ltd.	1,749	45,850
Sumitomo Metal Mining Co. Ltd.	2,469	94,930
Sumitomo Mitsui Financial Group, Inc.	900	31,139
Sumitomo Mitsui Trust Holdings, Inc.	400	13,100
Sumitomo Realty & Development Co. Ltd.	1,371	44,327
Sumitomo Rubber Industries Ltd.	4,600	55,228
Sundrug Co. Ltd.	1,388	46,178
Suntory Beverage & Food Ltd.	574	23,015
Suzuken Co. Ltd.	384	11,430
Suzuki Motor Corp.	1,742	75,414
Sysmex Corp.	327	37,266
T&D Holdings, Inc.	1,341	16,296
Taiheiyo Cement Corp.	2,400	55,096
Taisei Corp.	4,234	132,770

	Number of Shares	Value
Japan (Continued)
Taisho Pharmaceutical Holdings Co. Ltd.	300	$17,531
Taiyo Yuden Co. Ltd.	200	11,360
Takara Holdings, Inc.	1,900	24,645
Takashimaya Co. Ltd.	1,000	10,013
Takeda Pharmaceutical Co. Ltd.	300	10,046
TBS Holdings, Inc.	1,472	21,559
TDK Corp.	410	43,179
TechnoPro Holdings, Inc.	1,287	34,571
Teijin Ltd.	5,120	73,775
Terumo Corp.	316	13,223
TIS, Inc.	3,700	104,742
Tobu Railway Co. Ltd.	600	15,680
Toda Corp.	10,900	79,771
Toho Co. Ltd.	1,359	58,883
Toho Gas Co. Ltd.	1,449	67,662
Tohoku Electric Power Co., Inc.	7,919	60,694
Tokai Rika Co. Ltd.	2,900	42,262
Tokio Marine Holdings, Inc.	600	29,366
Tokyo Century Corp.	200	11,451
Tokyo Electric Power Co. Holdings, Inc.*	10,904	28,684
Tokyo Electron Ltd.	111	47,730
Tokyo Gas Co. Ltd.	4,359	83,958
Tokyo Ohka Kogyo Co. Ltd.	500	31,449
Tokyo Tatemono Co. Ltd.	2,200	33,743
Tokyu Corp.	1,200	16,548
Tokyu Fudosan Holdings Corp.	3,422	19,842
TOPPAN, Inc.	5,665	97,459
Toray Industries, Inc.	33,900	228,901
Toshiba TEC Corp.	491	21,051
Tosoh Corp.	11,641	211,712
TOTO Ltd.	2,080	113,410
Toyo Seikan Group Holdings Ltd.	2,900	40,441
Toyo Suisan Kaisha Ltd.	1,300	53,900
Toyo Tire Corp.	600	10,683
Toyoda Gosei Co. Ltd.	1,784	37,999
Toyota Boshoku Corp.	2,300	43,358
Toyota Industries Corp.	798	67,481
Toyota Motor Corp.	100	8,731
Toyota Tsusho Corp.	2,823	125,013
Trend Micro, Inc.	1,339	73,495
TS Tech Co. Ltd.	3,958	53,717
Tsuruha Holdings, Inc.	328	41,351
TV Asahi Holdings Corp.	1,500	23,184
Ube Industries Ltd.	3,093	62,474
Unicharm Corp.	1,177	52,540
United Urban Investment Corp. REIT	30	42,490
Ushio, Inc.	601	10,881
USS Co. Ltd.	3,500	58,015
Welcia Holdings Co. Ltd.	542	19,167
West Japan Railway Co.	336	18,400
Yakult Honsha Co. Ltd.	300	17,313
Yamada Holdings Co. Ltd.	8,057	34,689
Yamaguchi Financial Group, Inc.	100	584
Yamaha Corp.	981	57,953
Yamaha Motor Co. Ltd.	2,500	63,717
Yamato Holdings Co. Ltd.	6,200	158,019
Yamato Kogyo Co. Ltd.	1,900	71,946

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Japan (Continued)
Yamazaki Baking Co. Ltd.	653	$10,729
Yaoko Co. Ltd.	200	13,017
Yaskawa Electric Corp.	300	14,691
Yokogawa Electric Corp.	3,200	50,187
Yokohama Rubber Co. Ltd.	1,700	29,045
Z Holdings Corp.	1,682	10,978
Zenkoku Hosho Co. Ltd.	1,638	78,128
Zensho Holdings Co. Ltd.	1,000	24,804
Zeon Corp.	6,559	87,167
ZOZO, Inc.	200	7,637

(Cost $18,981,686)		21,158,910

Jordan — 0.1%
Hikma Pharmaceuticals PLC (Cost $34,156)	1,432	50,019

Luxembourg — 0.5%
Aroundtown SA	10,786	82,582
Eurofins Scientific SE	1,043	147,844
L’Occitane International SA	11,202	38,097
RTL Group SA	1,674	104,040
Tenaris SA	683	6,882

(Cost $304,855)		379,445

Netherlands — 3.0%
Aalberts NV	2,107	131,573
Adyen NV, 144A*	7	22,596
Akzo Nobel NV	2,153	265,334
ASM International NV	135	52,366
ASML Holding NV	26	21,622
ASR Nederland NV (b)	1,862	85,107
Euronext NV, 144A	1,084	125,722
EXOR NV	409	34,086
Heineken Holding NV	248	22,981
Heineken NV	59	6,456
IMCD NV	197	38,801
JDE Peet’s NV	319	10,958
Koninklijke Ahold Delhaize NV	9,578	323,023
Koninklijke DSM NV (b)	577	122,772
Koninklijke KPN NV	31,267	100,171
Koninklijke Philips NV	1,833	84,473
Koninklijke Vopak NV	301	13,029
NN Group NV	1,634	84,812
QIAGEN NV*	814	45,037
Randstad NV	2,466	181,355
Signify NV, 144A	2,218	124,157
Stellantis NV	2,595	51,867
Wolters Kluwer NV	1,418	163,069

(Cost $1,487,070)		2,111,367

New Zealand — 1.0%
Auckland International Airport Ltd.*	2,169	11,007
Contact Energy Ltd.	12,324	70,695
Fisher & Paykel Healthcare Corp. Ltd.	3,475	80,959
Fletcher Building Ltd.	7,471	39,386
Infratil Ltd.	18,831	99,075
Mercury NZ Ltd.	9,520	44,559
Meridian Energy Ltd.	8,616	31,838

	Number of Shares	Value
New Zealand (Continued)
Ryman Healthcare Ltd.	8,090	$88,145
SKYCITY Entertainment Group Ltd.*	11,506	26,401
Spark New Zealand Ltd.	42,398	145,479
Xero Ltd.*	338	37,504

(Cost $487,280)		675,048

Norway — 0.9%
Aker BP ASA	335	8,735
Equinor ASA	124	2,631
Gjensidige Forsikring ASA	1,249	29,169
Leroy Seafood Group ASA	2,104	18,552
Mowi ASA	830	22,206
Norsk Hydro ASA	24,690	170,228
Orkla ASA	5,736	51,184
Salmar ASA	379	25,373
Scatec ASA, 144A	350	7,229
Schibsted ASA, Class A	153	8,155
Schibsted ASA, Class B	101	4,694
Telenor ASA	2,506	43,857
TOMRA Systems ASA	1,096	67,281
Yara International ASA	3,705	185,817

(Cost $497,780)		645,111

Poland — 0.5%
Allegro.eu SA, 144A*	950	17,619
Cyfrowy Polsat SA	2,316	22,115
Dino Polska SA, 144A*	357	30,266
InPost SA*	772	15,037
KGHM Polska Miedz SA	1,613	75,114
LPP SA	8	29,168
Polski Koncern Naftowy ORLEN SA	500	9,703
Polskie Gornictwo Naftowe i Gazownictwo SA	64,046	105,383
Powszechna Kasa Oszczednosci Bank Polski SA*	1,934	21,240
Powszechny Zaklad Ubezpieczen SA*	1,038	11,007

(Cost $263,793)		336,652

Portugal — 0.1%
EDP — Energias de Portugal SA	11,865	65,156
Galp Energia SGPS SA	547	5,601
Jeronimo Martins SGPS SA	380	8,052

(Cost $60,236)		78,809

Russia — 0.1%
Polymetal International PLC (Cost $84,460)	5,021	100,059

Singapore — 2.0%
Ascendas Real Estate Investment Trust REIT	28,036	63,363
BOC Aviation Ltd., 144A	3,600	26,986
CapitaLand Integrated Commercial Trust REIT	14,774	22,626
ComfortDelGro Corp. Ltd.	41,944	50,516
DBS Group Holdings Ltd.	426	9,492
Frasers Logistics & Commercial Trust REIT	172,500	192,365

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Singapore (Continued)
Genting Singapore Ltd.	54,600	$31,053
Golden Agri-Resources Ltd.	163,800	28,008
Jardine Cycle & Carriage Ltd.	1,905	27,518
Keppel REIT	10,600	8,274
Keppel Corp. Ltd.	2,262	8,745
Keppel DC REIT	37,900	70,441
Mapletree Commercial Trust REIT	41,091	62,014
Mapletree Industrial Trust REIT	47,778	103,719
Mapletree Logistics Trust REIT	56,781	85,693
Mapletree North Asia Commercial Trust REIT	22,196	16,336
NetLink NBN Trust	25,000	18,028
Olam International Ltd.	15,364	18,276
Oversea-Chinese Banking Corp. Ltd.	5,162	43,864
SATS Ltd.*	10,865	32,875
Sembcorp Industries Ltd.	10,253	14,711
SIA Engineering Co. Ltd.*	5,600	8,868
Singapore Airlines Ltd.*	6,727	25,306
Singapore Exchange Ltd.	10,980	80,813
Singapore Post Ltd.	28,800	14,024
Singapore Technologies Engineering Ltd.	27,828	78,202
Singapore Telecommunications Ltd.	19,366	33,402
StarHub Ltd.	14,900	13,514
United Overseas Bank Ltd.	2,600	49,445
UOL Group Ltd.	1,129	5,875
Venture Corp. Ltd.	6,462	92,047
Wilmar International Ltd.	17,500	53,862

(Cost $1,308,768)		1,390,261

South Korea — 5.8%
Amorepacific Corp.	122	23,938
AMOREPACIFIC Group	70	3,490
BGF retail Co. Ltd.	67	10,315
BNK Financial Group, Inc.	4,071	27,246
Cheil Worldwide, Inc.	3,573	71,186
CJ CheilJedang Corp.	126	49,283
CJ Corp.	272	23,811
CJ ENM Co. Ltd.	353	46,612
CJ Logistics Corp.*	162	23,892
Coway Co. Ltd.	675	45,526
DB Insurance Co. Ltd.	562	28,453
DGB Financial Group, Inc.	6,130	48,112
DL E&C Co. Ltd.*	325	39,523
DL Holdings Co. Ltd.	503	31,366
Dongsuh Cos., Inc.	672	16,750
Doosan Bobcat, Inc.*	617	23,069
E-MART, Inc.	350	54,034
Fila Holdings Corp.	676	26,178
GS Engineering & Construction Corp.	798	30,800
GS Holdings Corp.	791	28,994
GS Retail Co. Ltd.	363	10,739
Hana Financial Group, Inc.	2,947	114,505
Hankook Tire & Technology Co. Ltd.	3,086	124,031
Hanon Systems	699	9,917
Hanwha Aerospace Co. Ltd.	452	19,843
Hanwha Corp.	1,664	49,944
Hanwha Solutions Corp.*	363	12,758

	Number of Shares	Value
South Korea (Continued)
Hyundai Department Store Co. Ltd.	429	$29,896
Hyundai Engineering & Construction Co. Ltd.	1,292	61,845
Hyundai Glovis Co. Ltd.	420	70,275
Hyundai Heavy Industries Holdings Co. Ltd.	410	23,091
Hyundai Marine & Fire Insurance Co. Ltd.	447	9,869
Hyundai Mobis Co. Ltd.	560	134,029
Hyundai Motor Co.	107	19,611
Hyundai Steel Co.	707	31,098
Hyundai Wia Corp.	138	10,890
Industrial Bank of Korea	3,551	31,545
Kakao Corp.	165	22,058
Kangwon Land, Inc.*	2,256	53,897
KB Financial Group, Inc.	2,416	110,230
KEPCO Plant Service & Engineering Co. Ltd.	507	16,442
Kia Corp.	2,331	171,088
Korea Aerospace Industries Ltd.	717	20,314
Korea Electric Power Corp.	2,076	42,972
Korea Gas Corp.*	614	19,170
Korea Investment Holdings Co. Ltd.	1,102	90,578
Korea Zinc Co. Ltd.	236	108,286
Korean Air Lines Co. Ltd.*	710	19,167
KT&G Corp.	2,093	147,302
Kumho Petrochemical Co. Ltd.	73	12,246
LG Chem Ltd.	9	5,884
LG Corp.	814	66,906
LG Display Co. Ltd.*	4,139	73,181
LG Electronics, Inc.	1,254	153,580
LG Household & Health Care Ltd.	19	23,942
LG Innotek Co. Ltd.	147	27,259
LG Uplus Corp.	5,796	70,235
Lotte Chemical Corp.	140	30,187
LOTTE Fine Chemical Co. Ltd.	466	28,174
Lotte Shopping Co. Ltd.	90	8,344
LS Corp.	243	13,958
LX Holdings Corp.*	439	3,737
Mando Corp.*	339	17,747
Mirae Asset Securities Co. Ltd.	7,488	56,962
NAVER Corp.	101	38,241
NCSoft Corp.	46	26,185
NH Investment & Securities Co. Ltd.	3,105	35,483
NHN Corp.*	162	9,864
NongShim Co. Ltd.	60	15,447
Orion Corp.	134	14,620
Ottogi Corp.	28	12,485
POSCO	892	259,264
Posco International Corp.	2,697	52,919
S-1 Corp.	225	15,932
Samsung C&T Corp.	335	38,428
Samsung Card Co. Ltd.	550	16,176
Samsung Electro-Mechanics Co. Ltd.	510	81,155
Samsung Electronics Co. Ltd.	351	23,219
Samsung Engineering Co. Ltd.*	3,579	68,990
Samsung Fire & Marine Insurance Co. Ltd.	486	94,731

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
South Korea (Continued)
Samsung Life Insurance Co. Ltd.	554	$35,597
Samsung SDI Co. Ltd.	18	12,311
Samsung SDS Co. Ltd.	102	15,175
Samsung Securities Co. Ltd.	2,143	91,398
Shinhan Financial Group Co. Ltd.	2,577	86,348
Shinsegae, Inc.	70	16,240
SK Hynix, Inc.	236	21,678
SK Innovation Co. Ltd.*	62	13,342
SK Telecom Co. Ltd.	292	75,049
SK, Inc.	202	45,907
S-Oil Corp.	259	21,244
Woori Financial Group, Inc.	3,018	29,283
Yuhan Corp.	281	15,147

(Cost $3,373,866)		4,112,168

Spain — 0.7%
Acciona SA	196	31,836
ACS Actividades de Construccion y Servicios SA	713	19,240
Bankinter SA	1,477	8,653
EDP Renovaveis SA	864	22,968
Enagas SA	1,816	41,298
Endesa SA	2,092	50,279
Ferrovial SA	578	16,730
Grifols SA (b)	464	11,332
Iberdrola SA	3,142	38,926
Industria de Diseno Textil SA	296	10,102
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,477	3,123
Mapfre SA (b)	3,036	6,544
Naturgy Energy Group SA (b)	734	18,889
Red Electrica Corp. SA	4,667	93,050
Repsol SA	937	10,735
Siemens Gamesa Renewable Energy SA*	228	6,758
Telefonica SA (b)	14,595	72,042
Zardoya Otis SA	1,525	10,063

(Cost $462,931)		472,568

Sweden — 7.8%
Alfa Laval AB	3,218	130,379
Assa Abloy AB, Class B	1,979	63,182
Atlas Copco AB, Class A	975	66,861
Atlas Copco AB, Class B	518	29,933
Boliden AB	11,032	384,265
Castellum AB	4,790	139,342
Electrolux AB, Series B	15,073	381,420
Elekta AB, Class B (b)	3,678	46,046
Epiroc AB, Class A	5,430	119,020
Epiroc AB, Class B	3,219	61,092
Essity AB, Class B	1,836	58,829
Fastighets AB Balder, Class B*	727	51,908
Getinge AB, Class B	3,798	155,637
H & M Hennes & Mauritz AB, Class B*	359	7,188
Hexagon AB, Class B	11,600	200,749
Holmen AB, Class B	1,339	67,968
Husqvarna AB, Class A	699	9,435
Husqvarna AB, Class B	20,401	273,355

	Number of Shares	Value
Sweden (Continued)
ICA Gruppen AB	600	$29,817
Industrivarden AB, Class A	2,835	104,229
Industrivarden AB, Class C	1,753	61,040
Indutrade AB	5,344	176,305
Investment AB Latour, Class B	2,168	75,365
Investor AB, Class A	2,642	63,308
Investor AB, Class B	6,066	144,933
Kinnevik AB, Class B*	16,213	634,545
L E Lundbergforetagen AB, Class B	187	11,923
Lifco AB, Class B	3,112	92,006
Lundin Energy AB	1,312	40,034
Nibe Industrier AB, Class B	16,472	229,385
Saab AB, Class B	1,346	40,075
Sagax AB, Class B	3,693	137,569
Sagax AB, Class D	5,546	22,502
Sandvik AB	3,707	94,406
Securitas AB, Class B	11,511	190,880
Skanska AB, Class B	8,276	238,068
SKF AB, Class B	7,690	195,841
Svenska Cellulosa AB SCA, Class B	3,268	57,596
Svenska Handelsbanken AB, Class A	1,340	15,056
Sweco AB, Class B	4,396	76,993
Swedbank AB, Class A	277	5,343
Swedish Match AB	17,080	157,540
Swedish Orphan Biovitrum AB*	602	13,098
Tele2 AB, Class B	4,599	68,863
Telefonaktiebolaget LM Ericsson, Class B	6,994	82,824
Telia Co. AB	2,878	12,340
Trelleborg AB, Class B	7,531	182,812
Volvo AB, Class A	508	11,755
Volvo AB, Class B	1,276	28,824

(Cost $3,766,992)		5,541,884

Switzerland — 5.2%
ABB Ltd.	3,989	147,707
Adecco Group AG	1,125	62,609
Alcon, Inc.	409	33,683
Baloise Holding AG	264	42,105
Banque Cantonale Vaudoise	68	5,768
Barry Callebaut AG	14	35,671
BKW AG	377	43,707
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	58,785
Cie Financiere Richemont SA, Class A	552	60,861
Clariant AG*	6,933	145,918
Coca-Cola HBC AG*	1,613	58,361
Credit Suisse Group AG	1,040	11,028
DKSH Holding AG	1,230	95,803
EMS-Chemie Holding AG	69	74,759
Flughafen Zurich AG*	213	35,390
Geberit AG	244	203,819
Georg Fischer AG	96	157,511
Givaudan SA	14	70,225
Helvetia Holding AG	199	22,788
Holcim Ltd.*	1,786	101,773
Kuehne + Nagel International AG	461	168,638
Logitech International SA	2,109	215,585

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Switzerland (Continued)
Lonza Group AG	76	$64,298
Nestle SA	50	6,317
OC Oerlikon Corp. AG	4,321	48,208
Partners Group Holding AG	164	290,744
PSP Swiss Property AG	268	35,926
Schindler Holding AG	80	24,942
Schindler Holding AG Participation Certificates	150	48,436
SGS SA	15	47,126
SIG Combibloc Group AG*	3,542	108,420
Sika AG	400	144,141
Sonova Holding AG	557	214,640
STMicroelectronics NV	206	9,171
Straumann Holding AG	73	141,051
Sulzer AG	98	14,763
Swatch Group AG — Bearer	130	36,642
Swatch Group AG — Registered	413	22,700
Swiss Life Holding AG	78	40,667
Swiss Prime Site AG	649	69,395
Swiss Re AG	169	15,545
Swisscom AG	67	39,306
Tecan Group AG	299	182,295
Temenos AG	148	23,491
UBS Group AG	955	15,930
VAT Group AG, 144A	337	141,120
Vifor Pharma AG	110	15,659
Zurich Insurance Group AG	51	22,381

(Cost $2,448,906)		3,675,808

United Kingdom — 8.0%
3i Group PLC	1,852	34,090
Abrdn PLC	7,026	25,673
Admiral Group PLC	3,929	195,257
Amcor PLC CDI	14,644	187,188
Anglo American PLC	676	28,552
Ashmore Group PLC	9,171	50,385
Ashtead Group PLC	1,137	89,037
Associated British Foods PLC	597	16,268
AstraZeneca PLC	113	13,241
Auto Trader Group PLC, 144A	12,296	106,442
AVEVA Group PLC	292	16,621
Aviva PLC	9,011	50,114
B&M European Value Retail SA	14,174	109,044
BAE Systems PLC	9,443	73,869
Berkeley Group Holdings PLC*	1,360	90,347
British American Tobacco PLC	856	32,150
BT Group PLC*	14,218	33,226
Bunzl PLC	5,920	214,765
Burberry Group PLC	798	20,422
Centrica PLC*	10,648	7,614
CNH Industrial NV	3,160	52,223
ConvaTec Group PLC, 144A	5,298	16,435
Croda International PLC	84	10,576
Derwent London PLC REIT	687	35,862
Diageo PLC	514	24,716
Direct Line Insurance Group PLC	33,574	142,777

	Number of Shares	Value
United Kingdom (Continued)
DS Smith PLC	15,810	$96,260
Evraz PLC	392	3,185
Ferguson PLC	1,913	276,572
GlaxoSmithKline PLC	1,043	20,986
Halma PLC	1,688	69,763
Hargreaves Lansdown PLC	1,751	36,352
HomeServe PLC	2,211	28,512
Howden Joinery Group PLC	5,928	77,146
IMI PLC	8,629	216,493
Imperial Brands PLC	7,526	159,663
Informa PLC*	5,435	39,718
InterContinental Hotels Group PLC*	174	11,095
Intertek Group PLC	1,275	92,474
ITV PLC*	59,240	94,411
J Sainsbury PLC	10,212	42,725
Johnson Matthey PLC	5,938	240,180
Kingfisher PLC	19,900	95,938
Legal & General Group PLC	8,961	33,323
Mondi PLC	5,379	148,427
National Grid PLC	3,154	40,859
Next PLC	945	102,874
Pearson PLC	6,323	66,797
Pennon Group PLC	739	12,693
Persimmon PLC	1,814	73,398
Phoenix Group Holdings PLC	1,333	11,436
Prudential PLC	462	9,633
Reckitt Benckiser Group PLC	288	21,954
RELX PLC	1,554	46,666
Renishaw PLC	302	22,444
Rentokil Initial PLC	7,660	61,186
Rightmove PLC	12,814	123,694
Rio Tinto PLC	1,135	84,069
Sage Group PLC	8,695	88,815
Schroders PLC	535	27,832
Segro PLC REIT	24,128	426,367
Severn Trent PLC	1,323	50,290
Smith & Nephew PLC	2,210	42,429
Smiths Group PLC	3,122	61,979
Spirax-Sarco Engineering PLC	459	101,767
SSE PLC	3,917	88,004
St James’s Place PLC	1,110	24,595
Tate & Lyle PLC	17,719	172,066
Tesco PLC	16,972	59,597
Travis Perkins PLC*	707	17,529
Unilever PLC	123	6,849
United Utilities Group PLC	3,531	51,390
Vodafone Group PLC	25,834	43,362
Whitbread PLC*	246	10,861
Wickes Group PLC*	793	2,641
Wm Morrison Supermarkets PLC	18,068	72,112
WPP PLC	11,769	159,315

(Cost $4,242,439)		5,645,620

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
United States — 0.1%
Samsonite International SA, 144A*	7,497	$15,693
Waste Connections, Inc.	488	62,960

(Cost $60,512)		78,653

TOTAL COMMON STOCKS (Cost $55,093,884)		69,821,522

PREFERRED STOCKS — 0.7%
Germany — 0.6%
FUCHS PETROLUB SE	543	27,473
Henkel AG & Co. KGaA	452	44,147
Porsche Automobil Holding SE	3,143	318,183
Sartorius AG	54	35,569
Volkswagen AG	31	7,366

(Cost $383,760)		432,738

South Korea — 0.1%
Hanwha Corp.	1,241	17,125
Hyundai Motor Co. — 2nd Preferred	55	4,711
LG Electronics, Inc.	365	22,005
Mirae Asset Securities Co. Ltd.	4,081	16,719

(Cost $46,567)		60,560

TOTAL PREFERRED STOCKS (Cost $430,327)		493,298

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	826	$424

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $990,427)	990,427	990,427

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $6,186)	6,186	6,186

TOTAL INVESTMENTS — 100.9% (Cost $56,520,824)		$71,311,857
Other assets and liabilities, net — (0.9%)		(623,013)

NET ASSETS — 100.0%		$70,688,844

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A*(e)
7,951	—	(7,485)		1,203	(1,669)	—	—	—	—

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
1,188,901	—	(198,474	)(f)	—	—	116	—	990,427	990,427

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
15,272	9,925,040	(9,934,126)		—	—	39	—	6,186	6,186

1,212,124	9,925,040	(10,140,085)		1,203	(1,669)	155	—	996,613	996,613

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $1,107,618, which is 1.6% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $185,153.

(e)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

August 31, 2021

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI EAFE Futures	USD	3	$355,416	$352,725	9/17/2021	$(2,691)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$69,821,522	$—	$—	$69,821,522
Preferred Stocks (g)	493,298	—	—	493,298
Warrants	424	—	—	424
Short-Term Investments (g)	996,613	—	—	996,613

TOTAL	$71,311,857	$—	$—	$71,311,857

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(2,691)	$—	$—	$(2,691)

TOTAL	$(2,691)	$—	$—	$(2,691)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 99.6%
Argentina — 0.2%
MercadoLibre, Inc.* (Cost $673,781)	633	$1,182,096

Australia — 2.2%
Afterpay Ltd.*	3,127	307,588
AGL Energy Ltd.	9,630	45,396
Ampol Ltd.	4,646	93,581
APA Group (a)	15,387	103,235
Aristocrat Leisure Ltd.	8,512	284,113
ASX Ltd.	2,183	140,032
Aurizon Holdings Ltd.	21,994	60,761
AusNet Services Ltd.	30,604	43,280
Australia & New Zealand Banking Group Ltd.	41,055	835,641
BHP Group Ltd.	42,438	1,414,631
BHP Group PLC	29,234	908,267
BlueScope Steel Ltd.	8,090	148,997
Brambles Ltd.	20,252	179,242
Cochlear Ltd.	1,055	179,808
Coles Group Ltd.	17,819	235,456
Commonwealth Bank of Australia	24,651	1,803,781
Computershare Ltd.	5,532	66,711
CSL Ltd.	6,384	1,455,433
Dexus REIT	16,186	125,866
Domino’s Pizza Enterprises Ltd.	861	98,631
Endeavour Group Ltd.*	18,563	99,037
Evolution Mining Ltd.	24,539	70,123
Fortescue Metals Group Ltd.	24,178	371,080
Goodman Group REIT	23,424	395,972
GPT Group REIT	29,836	105,757
Insurance Australia Group Ltd.	32,904	126,011
Lendlease Corp. Ltd. (a)	10,048	87,682
Macquarie Group Ltd.	4,986	607,604
Magellan Financial Group Ltd.	2,141	67,816
Medibank Pvt Ltd.	41,992	108,949
Mirvac Group REIT	59,213	135,021
National Australia Bank Ltd.	46,964	951,795
Newcrest Mining Ltd.	11,336	204,969
Northern Star Resources Ltd.	15,813	112,796
Oil Search Ltd.	24,502	66,973
Orica Ltd.	7,132	68,648
Origin Energy Ltd.	26,852	87,330
Qantas Airways Ltd.*	11,258	41,880
QBE Insurance Group Ltd.	21,391	184,946
Ramsay Health Care Ltd.	2,748	138,377
REA Group Ltd.	814	91,319
Reece Ltd.	5,208	79,475
Rio Tinto Ltd.	5,394	441,764
Santos Ltd.	30,295	133,954
Scentre Group REIT	71,339	148,594
SEEK Ltd.	5,025	119,504
Sonic Healthcare Ltd.	6,719	213,119
South32 Ltd.	74,830	171,725
Stockland REIT	40,259	135,936
Suncorp Group Ltd.	14,669	133,796
Sydney Airport*(a)	18,855	109,828
Tabcorp Holdings Ltd.	37,702	131,986

	Number of Shares	Value
Australia (Continued)
Telstra Corp. Ltd.	51,242	$143,809
Transurban Group (a)	40,546	421,086
Treasury Wine Estates Ltd.	11,986	110,638
Vicinity Centres REIT	48,269	61,030
Wesfarmers Ltd.	16,762	734,418
Westpac Banking Corp.	52,584	992,289
WiseTech Global Ltd.	2,013	71,118
Woodside Petroleum Ltd. (b)	15,055	214,447
Woolworths Group Ltd.	18,465	563,422

(Cost $14,652,618)		17,786,473

Austria — 0.1%
Erste Group Bank AG	3,503	140,015
OMV AG	2,501	138,552
Raiffeisen Bank International AG	2,323	55,776
Verbund AG	748	81,896
voestalpine AG	1,388	62,917

(Cost $338,072)		479,156

Belgium — 0.3%
Ageas SA/NV	2,143	107,133
Anheuser-Busch InBev SA/NV	11,217	688,405
Elia Group SA/NV	431	54,133
Etablissements Franz Colruyt NV	810	45,313
Groupe Bruxelles Lambert SA	1,373	157,376
KBC Group NV	3,472	292,389
Proximus SADP	2,216	43,437
Sofina SA	285	125,959
Solvay SA	1,149	150,486
UCB SA	1,940	221,862
Umicore SA	2,319	152,586

(Cost $1,783,602)		2,039,079

Bermuda — 0.1%
Arch Capital Group Ltd.*	5,230	214,953
Athene Holding Ltd., Class A*	1,969	131,864
Everest Re Group Ltd.	589	156,026
RenaissanceRe Holdings Ltd.	570	89,336

(Cost $466,252)		592,179

Canada — 3.5%
Agnico Eagle Mines Ltd.	3,487	200,337
Air Canada*	2,198	42,633
Algonquin Power & Utilities Corp.	6,488	100,582
Alimentation Couche-Tard, Inc., Class B	12,099	488,115
AltaGas Ltd.	3,187	63,732
B2Gold Corp.	15,619	60,318
Ballard Power Systems, Inc.*	3,440	57,876
Bank of Montreal	9,452	939,179
Bank of Nova Scotia	17,285	1,068,985
Barrick Gold Corp.	25,767	517,114
BCE, Inc.	310	16,142
BlackBerry Ltd.*	8,076	91,903
Brookfield Asset Management, Inc., Class A	18,799	1,044,199
CAE, Inc.*	4,074	117,450
Cameco Corp.	5,858	108,060
Canadian Apartment Properties REIT	1,184	57,258

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
Canada (Continued)
Canadian Imperial Bank of Commerce	6,264	$719,469
Canadian National Railway Co.	10,174	1,194,810
Canadian Natural Resources Ltd.	17,081	564,343
Canadian Pacific Railway Ltd.	9,623	660,165
Canadian Tire Corp. Ltd., Class A	824	125,199
Canadian Utilities Ltd., Class A	1,848	52,223
Canopy Growth Corp.*	3,283	56,403
CCL Industries, Inc., Class B	2,221	126,583
Cenovus Energy, Inc.	18,136	150,266
CGI, Inc.*	3,275	292,240
Constellation Software, Inc.	283	478,857
Dollarama, Inc.	3,697	168,313
Emera, Inc.	3,901	183,867
Empire Co. Ltd., Class A	3,473	112,134
Enbridge, Inc.	28,562	1,122,228
Fairfax Financial Holdings Ltd.	366	161,754
First Quantum Minerals Ltd.	9,112	189,501
FirstService Corp.	445	82,517
Fortis, Inc.	7,349	336,147
Franco-Nevada Corp.	2,902	422,675
George Weston Ltd.	1,155	124,307
GFL Environmental, Inc.	2,421	85,161
Gildan Activewear, Inc.	3,121	119,787
Great-West Lifeco, Inc.	3,362	103,841
Hydro One Ltd., 144A	4,984	123,846
iA Financial Corp., Inc.	1,085	60,069
IGM Financial, Inc.	1,527	55,599
Imperial Oil Ltd. (b)	3,759	99,326
Intact Financial Corp.	2,328	316,559
Inter Pipeline Ltd.	6,145	97,258
Ivanhoe Mines Ltd., Class A*	8,586	69,169
Keyera Corp. (b)	2,900	69,720
Kinross Gold Corp.	19,101	114,729
Kirkland Lake Gold Ltd.	3,613	143,845
Lightspeed Commerce, Inc.*	1,721	190,752
Loblaw Cos. Ltd.	2,185	153,701
Lululemon Athletica, Inc.*	1,755	702,298
Lundin Mining Corp.	8,635	69,701
Magna International, Inc.	3,852	303,703
Manulife Financial Corp.	27,388	532,523
Metro, Inc.	3,126	158,990
National Bank of Canada	4,762	377,373
Northland Power, Inc.	3,646	120,432
Nutrien Ltd.	8,311	504,454
Nuvei Corp., 144A*	805	104,176
Onex Corp.	965	67,508
Open Text Corp.	3,319	181,781
Pan American Silver Corp.	2,632	68,234
Parkland Corp.	2,309	68,832
Pembina Pipeline Corp.	8,885	270,350
Power Corp. of Canada	8,294	285,776
Quebecor, Inc., Class B	2,239	55,778
Restaurant Brands International, Inc.	3,672	235,550
Ritchie Bros Auctioneers, Inc.	1,938	121,235
Rogers Communications, Inc., Class B	5,775	293,766
Royal Bank of Canada	20,457	2,098,071
Saputo, Inc.	3,295	92,541

	Number of Shares	Value
Canada (Continued)
Shaw Communications, Inc., Class B	6,361	$186,906
Shopify, Inc., Class A*	1,606	2,448,545
Sun Life Financial, Inc.	8,231	423,128
Suncor Energy, Inc.	20,730	386,499
TC Energy Corp.	14,152	670,838
Teck Resources Ltd., Class B	7,094	159,715
TELUS Corp.	6,980	160,573
Thomson Reuters Corp.	2,559	298,538
TMX Group Ltd.	789	86,664
Toromont Industries Ltd.	1,346	112,993
Toronto-Dominion Bank	24,760	1,605,339
West Fraser Timber Co. Ltd.	1,235	95,211
Wheaton Precious Metals Corp.	5,966	268,450
WSP Global, Inc.	1,369	178,464
Yamana Gold, Inc.	14,483	63,839

(Cost $22,364,427)		27,960,020

Chile — 0.0%
Antofagasta PLC (Cost $87,472)	5,547	111,152

Denmark — 0.8%
A.P. Moller — Maersk A/S, Class A	31	83,899
A.P. Moller — Maersk A/S, Class B	87	246,782
Ambu A/S, Class B	2,695	85,173
Carlsberg A/S, Class B	1,393	243,118
Chr Hansen Holding A/S	1,551	143,089
Coloplast A/S, Class B	1,541	266,868
Danske Bank A/S	8,660	145,505
Demant A/S*	1,319	74,745
DSV PANALPINA A/S	2,862	729,146
Genmab A/S*	970	459,144
GN Store Nord AS	1,758	132,244
Novo Nordisk A/S, Class B	23,890	2,380,335
Novozymes A/S, Class B	2,816	227,431
Orsted AS, 144A	2,676	425,197
Pandora A/S	1,480	177,134
ROCKWOOL International A/S, Class B	99	52,377
Tryg A/S	4,164	103,078
Vestas Wind Systems A/S	14,581	588,577

(Cost $4,965,312)		6,563,842

Finland — 0.4%
Elisa OYJ	2,557	163,719
Fortum OYJ	6,646	201,781
Kesko OYJ, Class B	3,236	133,545
Kone OYJ, Class B	4,796	397,660
Neste OYJ	6,160	374,777
Nokia OYJ*	79,486	476,653
Nordea Bank Abp	45,368	532,632
Orion OYJ, Class B	1,567	63,872
Sampo OYJ, Class A	7,366	380,328
Stora Enso OYJ, Class R	7,116	139,231
UPM-Kymmene OYJ	8,254	335,467
Wartsila OYJ Abp	6,799	96,351

(Cost $2,725,027)		3,296,016

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
France — 3.4%
Accor SA*	2,694	$92,733
Aeroports de Paris*	586	68,787
Air Liquide SA	6,873	1,231,752
Airbus SE*	8,568	1,170,202
Alstom SA (b)	3,640	156,405
Amundi SA, 144A	1,168	110,508
Arkema SA	863	114,505
Atos SE	1,552	80,537
AXA SA	27,923	783,830
BioMerieux	594	72,818
BNP Paribas SA	15,772	1,000,349
Bollore SA	16,573	98,014
Bouygues SA	3,687	154,203
Bureau Veritas SA	4,625	153,469
Capgemini SE	2,260	507,286
Carrefour SA	9,858	196,082
Cie de Saint-Gobain	7,673	556,046
Cie Generale des Etablissements Michelin SCA	2,431	393,289
CNP Assurances	2,556	43,735
Covivio REIT	821	78,036
Credit Agricole SA	16,316	235,167
Danone SA	9,375	684,698
Dassault Aviation SA	40	45,093
Dassault Systemes SE	9,290	529,731
Edenred	3,145	178,201
Eiffage SA	1,295	134,555
Electricite de France SA	5,486	74,312
Engie SA	25,691	367,927
EssilorLuxottica SA	4,215	827,243
Eurazeo SE	543	55,830
Faurecia SE	1,218	58,719
Gecina SA REIT	674	104,664
Getlink SE	6,933	111,426
Hermes International	438	643,453
Iliad SA	238	51,132
Ipsen SA	247	24,690
Kering SA	1,084	862,456
Klepierre SA REIT*	2,340	57,179
La Francaise des Jeux SAEM, 144A	1,372	70,954
Legrand SA	3,604	412,331
L’Oreal SA	3,576	1,672,898
LVMH Moet Hennessy Louis Vuitton SE	3,924	2,903,393
Orange SA	30,976	351,762
Orpea SA	950	119,544
Pernod Ricard SA	2,978	625,562
Publicis Groupe SA	3,082	201,990
Remy Cointreau SA*	173	34,064
Renault SA*	3,637	135,024
Safran SA	4,541	569,599
Sanofi	16,178	1,673,308
Sartorius Stedim Biotech	390	236,449
Schneider Electric SE	7,851	1,402,206
SCOR SE	1,477	45,314
SEB SA	293	46,070
Societe Generale SA	11,082	348,629
Sodexo SA*	955	78,936

	Number of Shares	Value
France (Continued)
Suez SA	4,717	$109,415
Teleperformance	794	350,917
Thales SA	1,755	178,041
TotalEnergies SE (b)	35,419	1,561,409
Ubisoft Entertainment SA*	957	60,913
Unibail-Rodamco-Westfield REIT*	1,620	141,895
Valeo	3,092	87,891
Veolia Environnement SA	8,816	302,319
Vinci SA	7,475	802,002
Vivendi SE (b)	9,849	375,761
Wendel SE	413	59,917
Worldline SA, 144A*	3,273	290,814

(Cost $22,154,343)		27,358,389

Germany — 2.7%
adidas AG	2,703	958,663
Allianz SE	5,799	1,362,105
BASF SE	12,887	996,721
Bayer AG	14,032	780,914
Bayerische Motoren Werke AG	4,831	458,331
Bechtle AG	1,089	78,699
Beiersdorf AG	1,560	189,215
Brenntag SE	2,557	257,893
Carl Zeiss Meditec AG	412	90,995
Commerzbank AG*	15,051	94,343
Continental AG*	1,755	235,800
Covestro AG, 144A	2,704	175,237
Daimler AG	12,105	1,020,546
Delivery Hero SE, 144A*	2,232	323,022
Deutsche Bank AG*(c)	28,662	356,205
Deutsche Boerse AG	2,626	452,890
Deutsche Lufthansa AG*(b)	3,687	36,929
Deutsche Post AG	14,284	1,004,612
Deutsche Telekom AG	47,825	1,016,643
Deutsche Wohnen SE	4,257	264,123
E.ON SE	30,024	396,169
Evonik Industries AG	2,100	70,898
Fresenius Medical Care AG & Co. KGaA	2,716	208,525
Fresenius SE & Co. KGaA	5,522	287,138
GEA Group AG	2,900	133,886
Hannover Rueck SE	975	179,489
HeidelbergCement AG	2,182	189,575
HelloFresh SE*	2,146	231,235
Henkel AG & Co. KGaA	1,357	122,063
Infineon Technologies AG	18,651	794,028
KION Group AG	1,192	127,511
Knorr-Bremse AG	786	94,314
LANXESS AG	1,564	113,986
LEG Immobilien SE	1,179	187,886
Merck KGaA	1,834	435,587
MTU Aero Engines AG	782	179,407
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,942	567,263
Nemetschek SE	1,153	112,995
Puma SE	1,423	172,682
Rational AG	65	74,320
RWE AG	9,052	353,581

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
Germany (Continued)
SAP SE	14,628	$2,200,933
Scout24 AG, 144A	1,536	129,098
Siemens AG	10,797	1,795,052
Siemens Energy AG*	5,546	160,920
Siemens Healthineers AG, 144A	4,076	283,398
Symrise AG	1,940	276,183
TeamViewer AG, 144A*	1,931	64,303
Telefonica Deutschland Holding AG	14,484	40,641
Uniper SE	1,143	45,375
United Internet AG	1,944	84,013
Volkswagen AG	422	141,076
Vonovia SE	7,867	530,822
Zalando SE, 144A*(b)	2,910	322,214

(Cost $18,885,471)		21,260,452

Hong Kong — 0.9%
AIA Group Ltd.	171,650	2,051,453
BOC Hong Kong Holdings Ltd.	47,750	144,895
Budweiser Brewing Co. APAC Ltd., 144A	27,602	69,064
Chow Tai Fook Jewellery Group Ltd.	29,654	60,091
CK Asset Holdings Ltd.	28,662	186,846
CK Hutchison Holdings Ltd.	36,929	269,465
CK Infrastructure Holdings Ltd.	14,218	86,379
CLP Holdings Ltd.	22,503	224,962
ESR Cayman Ltd., 144A*	19,616	59,776
Futu Holdings Ltd., ADR*(b)	804	76,533
Galaxy Entertainment Group Ltd.*	28,228	180,931
Hang Lung Properties Ltd.	38,126	91,573
Hang Seng Bank Ltd.	9,507	170,158
Henderson Land Development Co. Ltd.	23,831	107,858
HKT Trust & HKT Ltd. (a)	43,342	59,072
Hong Kong & China Gas Co. Ltd.	137,104	220,710
Hong Kong Exchanges & Clearing Ltd.	17,348	1,094,769
Hongkong Land Holdings Ltd.	19,600	82,320
Jardine Matheson Holdings Ltd.	2,451	133,138
Link REIT	33,356	306,868
Melco Resorts & Entertainment Ltd., ADR*	3,379	46,495
MTR Corp. Ltd.	23,490	132,290
New World Development Co. Ltd.	22,541	106,077
Power Assets Holdings Ltd.	15,535	97,576
Sino Land Co. Ltd.	69,626	102,595
SITC International Holdings Co. Ltd.	20,666	90,079
Sun Hung Kai Properties Ltd.	19,822	279,336
Swire Pacific Ltd., Class A	8,342	56,526
Swire Properties Ltd.	17,987	48,683
Techtronic Industries Co. Ltd.	19,478	432,018
WH Group Ltd., 144A	125,327	108,772
Wharf Real Estate Investment Co. Ltd.	19,119	94,767
Xinyi Glass Holdings Ltd.	22,888	96,233

(Cost $6,613,992)		7,368,308

Ireland — 1.2%
Accenture PLC, Class A	8,940	3,008,846
Allegion PLC	1,062	152,917
Aptiv PLC*	3,942	599,933
CRH PLC	11,515	612,224

	Number of Shares	Value
Ireland (Continued)
DCC PLC	1,363	$115,926
Experian PLC	12,657	558,111
Flutter Entertainment PLC*	2,140	416,186
James Hardie Industries PLC CDI	5,972	231,500
Jazz Pharmaceuticals PLC*	785	103,392
Kerry Group PLC, Class A	2,522	369,756
Kingspan Group PLC	1,940	221,634
Medtronic PLC	19,329	2,580,035
Smurfit Kappa Group PLC	2,897	166,132
Trane Technologies PLC	3,525	699,713

(Cost $7,574,947)		9,836,305

Israel — 0.2%
Azrieli Group Ltd.	666	62,323
Bank Hapoalim BM	13,744	118,360
Bank Leumi Le-Israel BM	19,605	162,164
Check Point Software Technologies Ltd.*	1,575	197,867
CyberArk Software Ltd.*	791	132,841
Elbit Systems Ltd.	585	85,182
ICL Group Ltd.	10,245	72,558
Israel Discount Bank Ltd., Class A*	16,675	86,244
Mizrahi Tefahot Bank Ltd.	2,487	82,829
Nice Ltd.*	958	279,827
SolarEdge Technologies, Inc.*	705	204,295
Teva Pharmaceutical Industries Ltd., ADR*	16,466	155,110
Wix.com Ltd.*	783	173,889

(Cost $1,488,016)		1,813,489

Italy — 0.6%
Amplifon SpA	1,652	86,351
Assicurazioni Generali SpA	14,995	305,694
Atlantia SpA*	5,770	108,128
Davide Campari-Milano NV	7,404	102,346
DiaSorin SpA	391	89,196
Enel SpA	119,485	1,088,453
Eni SpA	35,896	442,972
Ferrari NV	1,939	420,470
FinecoBank Banca Fineco SpA*	7,129	131,407
Infrastrutture Wireless Italiane SpA, 144A	3,852	45,789
Intesa Sanpaolo SpA	236,540	669,439
Mediobanca Banca di Credito Finanziario SpA*	7,554	88,993
Moncler SpA	2,898	185,415
Nexi SpA, 144A*	5,174	107,770
Poste Italiane SpA, 144A	9,824	133,189
Prysmian SpA	4,041	152,026
Recordati Industria Chimica e Farmaceutica SpA	1,751	114,841
Snam SpA	34,731	205,155
Telecom Italia SpA	132,008	59,729
Telecom Italia SpA-RSP	115,409	55,706
Terna —Rete Elettrica Nazionale	17,351	137,148
UniCredit SpA	32,034	399,624

(Cost $4,397,834)		5,129,841

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
Jersey Island — 0.0%
Novocure Ltd.*(b) (Cost $158,857)	1,202	$161,321

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $92,039)	2,699	94,274

Luxembourg — 0.1%
ArcelorMittal SA	10,231	342,932
Aroundtown SA	14,489	110,933
Eurofins Scientific SE	1,950	276,410
Tenaris SA	6,683	67,340

(Cost $466,786)		797,615

Macau — 0.0%
Sands China Ltd.*	35,190	112,891
Wynn Macau Ltd.*	43,813	49,348

(Cost $233,871)		162,239

Netherlands — 2.0%
ABN AMRO Bank NV, 144A*	3,887	54,244
Adyen NV, 144A*	278	897,368
Aegon NV	32,537	161,085
Akzo Nobel NV	2,527	311,425
Argenx SE*	678	228,739
ASM International NV	672	260,666
ASML Holding NV	5,921	4,924,067
EXOR NV	1,736	144,678
Heineken Holding NV	1,949	180,605
Heineken NV	3,740	409,260
ING Groep NV	57,316	791,607
JDE Peet’s NV	1,043	35,828
Just Eat Takeaway.com NV, 144A*	2,555	231,391
Koninklijke Ahold Delhaize NV	15,438	520,654
Koninklijke DSM NV	2,355	501,088
Koninklijke KPN NV	50,460	161,661
Koninklijke Philips NV	13,084	602,973
Koninklijke Vopak NV	494	21,384
NN Group NV	4,406	228,691
NXP Semiconductors NV	3,771	811,255
Prosus NV*	13,254	1,171,863
QIAGEN NV*	3,881	214,727
Randstad NV	1,948	143,260
Royal Dutch Shell PLC, Class A	57,511	1,133,105
Royal Dutch Shell PLC, Class B	50,581	996,149
Stellantis NV	28,320	566,043
Wolters Kluwer NV	3,691	424,463

(Cost $11,158,248)		16,128,279

New Zealand — 0.1%
a2 Milk Co. Ltd.*	9,630	40,872
Auckland International Airport Ltd.*	21,315	108,168
Fisher & Paykel Healthcare Corp. Ltd.	7,337	170,933
Mercury NZ Ltd.	11,753	55,011
Meridian Energy Ltd.	26,853	99,228
Ryman Healthcare Ltd.	4,771	51,983
Spark New Zealand Ltd.	30,028	103,034
Xero Ltd.*	1,569	174,093

(Cost $818,189)		803,322

	Number of Shares	Value
Norway — 0.2%
Adevinta ASA*	2,334	$46,919
DNB Bank ASA	12,926	272,616
Equinor ASA	13,344	283,179
Gjensidige Forsikring ASA	2,417	56,445
Mowi ASA	5,770	154,369
Norsk Hydro ASA	22,192	153,005
Orkla ASA	11,772	105,045
Schibsted ASA, Class A	1,145	61,029
Schibsted ASA, Class B	1,317	61,210
Telenor ASA	10,615	185,770
Yara International ASA	1,940	97,297

(Cost $1,185,728)		1,476,884

Poland — 0.0%
InPost SA* (Cost $58,179)	2,987	58,179

Portugal — 0.0%
EDP — Energias de Portugal SA	43,752	240,262
Galp Energia SGPS SA	5,173	52,967
Jeronimo Martins SGPS SA	1,912	40,514

(Cost $311,942)		333,743

Singapore — 0.4%
Ascendas Real Estate Investment Trust REIT	41,279	93,293
CapitaLand Integrated Commercial Trust REIT	72,004	110,273
CapitaLand Ltd.	44,302	131,743
City Developments Ltd.	9,800	49,834
DBS Group Holdings Ltd.	25,307	563,862
Genting Singapore Ltd.	38,000	21,612
Keppel Corp. Ltd.	19,800	76,544
Mapletree Commercial Trust REIT	30,800	46,483
Mapletree Logistics Trust REIT	60,264	90,949
Oversea-Chinese Banking Corp. Ltd.	45,185	383,960
Sea Ltd., ADR*	1,038	351,176
Singapore Airlines Ltd.*	20,950	78,810
Singapore Exchange Ltd.	9,431	69,413
Singapore Technologies Engineering Ltd.	21,102	59,301
Singapore Telecommunications Ltd.	135,700	234,053
United Overseas Bank Ltd.	16,901	321,409
UOL Group Ltd.	5,901	30,709
Venture Corp. Ltd.	4,056	57,775
Wilmar International Ltd.	36,800	113,264

(Cost $2,488,486)		2,884,463

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	2,892	78,041
Aena SME SA, 144A*	976	155,767
Amadeus IT Group SA*	6,680	407,833
Banco Bilbao Vizcaya Argentaria SA*	97,386	637,680
Banco Santander SA*	249,842	922,382
CaixaBank SA	51,052	158,616
Cellnex Telecom SA, 144A*	6,975	477,551
EDP Renovaveis SA	3,934	104,580
Enagas SA	3,663	83,302

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
Spain (Continued)
Endesa SA	4,485	$107,792
Ferrovial SA	7,877	227,997
Grifols SA (b)	4,794	117,086
Iberdrola SA	79,633	986,560
Industria de Diseno Textil SA	15,430	526,577
Naturgy Energy Group SA (b)	4,638	119,354
Red Electrica Corp. SA	5,503	109,718
Repsol SA	21,117	241,922
Siemens Gamesa Renewable Energy SA*	2,715	80,476
Telefonica SA (b)	71,512	352,987

(Cost $4,996,436)		5,896,221

Sweden — 1.1%
Alfa Laval AB	4,664	188,965
Assa Abloy AB, Class B	13,917	444,318
Atlas Copco AB, Class A	9,613	659,217
Atlas Copco AB, Class B	5,537	319,965
Autoliv, Inc.	1,343	118,708
Boliden AB	4,445	154,827
Electrolux AB, Series B	3,061	77,458
Embracer Group AB*	2,731	61,900
Epiroc AB, Class A	9,674	212,044
Epiroc AB, Class B	6,338	120,287
EQT AB	3,357	170,868
Essity AB, Class B	7,488	239,931
Evolution AB, 144A	2,335	375,821
Fastighets AB Balder, Class B*	1,102	78,683
H & M Hennes & Mauritz AB, Class B*	11,647	233,192
Hexagon AB, Class B	26,957	466,516
Husqvarna AB, Class B	8,624	115,554
ICA Gruppen AB	1,646	81,798
Industrivarden AB, Class A	1,774	65,221
Industrivarden AB, Class C	2,399	83,534
Investment AB Latour, Class B	1,763	61,286
Investor AB, Class B	26,111	623,860
Kinnevik AB, Class B*	3,472	135,887
L E Lundbergforetagen AB, Class B	868	55,344
Lundin Energy AB	3,507	107,013
Nibe Industrier AB, Class B	17,815	248,088
Sandvik AB	15,230	387,861
Securitas AB, Class B	2,889	47,907
Sinch AB, 144A*	7,152	160,283
Skandinaviska Enskilda Banken AB, Class A	24,224	325,000
Skanska AB, Class B	3,878	111,555
SKF AB, Class B	4,418	112,513
Svenska Cellulosa AB SCA, Class B	8,083	142,457
Svenska Handelsbanken AB, Class A	19,251	216,296
Swedbank AB, Class A	13,035	251,416
Swedish Match AB	23,511	216,857
Tele2 AB, Class B	7,596	113,738
Telefonaktiebolaget LM Ericsson, Class B	42,780	506,606
Telia Co. AB	35,331	151,489
Volvo AB, Class A	2,382	55,120
Volvo AB, Class B	19,601	442,770

(Cost $7,015,543)		8,742,153

	Number of Shares	Value
Switzerland — 3.5%
ABB Ltd.	24,593	$910,643
Adecco Group AG	1,954	108,744
Alcon, Inc.	6,680	550,122
Baloise Holding AG	661	105,422
Banque Cantonale Vaudoise	444	37,660
Barry Callebaut AG	53	135,038
Chocoladefabriken Lindt & Spruengli AG	1	122,155
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	12	141,084
Chubb Ltd.	6,568	1,207,987
Cie Financiere Richemont SA, Class A	7,666	845,222
Clariant AG*	2,278	47,945
Coca-Cola HBC AG*	2,144	77,573
Credit Suisse Group AG	36,643	388,571
EMS-Chemie Holding AG	114	123,514
Garmin Ltd.	1,959	341,708
Geberit AG	525	438,546
Givaudan SA	128	642,061
Glencore PLC*	144,388	650,590
Holcim Ltd.*	7,867	448,291
Julius Baer Group Ltd.	3,687	251,958
Kuehne + Nagel International AG	821	300,330
Logitech International SA	2,320	237,154
Lonza Group AG	1,010	854,484
Nestle SA	40,696	5,141,810
Novartis AG	31,830	2,946,199
Partners Group Holding AG	323	572,624
Roche Holding AG	9,845	3,952,294
Roche Holding AG	460	205,884
Schindler Holding AG	381	118,786
Schindler Holding AG Participation Certificates	586	189,224
SGS SA	87	273,332
Sika AG	1,940	699,082
Sonova Holding AG	782	301,344
STMicroelectronics NV	9,572	426,152
Straumann Holding AG	147	284,035
Swatch Group AG — Bearer	386	108,799
Swatch Group AG — Registered	992	54,525
Swiss Life Holding AG	391	203,855
Swiss Prime Site AG	965	103,184
Swiss Re AG	4,200	386,324
Swisscom AG	388	227,620
TE Connectivity Ltd.	4,855	729,318
Temenos AG	885	140,472
UBS Group AG	52,624	877,785
Vifor Pharma AG	561	79,858
Zurich Insurance Group AG	2,119	929,903

(Cost $23,486,884)		27,919,211

United Kingdom — 4.4%
3i Group PLC	15,624	287,596
Abrdn PLC	23,681	86,529
Admiral Group PLC	2,896	143,921
Amcor PLC	23,131	297,233
Anglo American PLC	17,831	753,130
Ashtead Group PLC	5,889	461,160

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
United Kingdom (Continued)
Associated British Foods PLC	5,739	$156,386
AstraZeneca PLC	21,996	2,577,358
Auto Trader Group PLC, 144A	14,443	125,027
AVEVA Group PLC	1,386	78,893
Aviva PLC	62,224	346,054
BAE Systems PLC	49,570	387,767
Barclays PLC	252,546	642,650
Barratt Developments PLC	13,344	135,715
Berkeley Group Holdings PLC*	1,684	111,871
BP PLC	289,597	1,183,518
British American Tobacco PLC	30,500	1,145,515
British Land Co. PLC REIT	12,739	92,955
BT Group PLC*	135,840	317,441
Bunzl PLC	5,364	194,595
Burberry Group PLC	4,986	127,599
Clarivate PLC*	4,997	125,874
CNH Industrial NV	13,352	220,659
Coca-Cola Europacific Partners PLC	2,788	160,979
Compass Group PLC*	24,601	508,026
Croda International PLC	1,935	243,615
Diageo PLC	33,824	1,626,467
Direct Line Insurance Group PLC	24,352	103,560
Entain PLC*	8,466	225,220
Evraz PLC	7,251	58,917
Ferguson PLC	3,125	451,797
GlaxoSmithKline PLC	71,661	1,441,875
Halma PLC	5,051	208,752
Hargreaves Lansdown PLC	4,835	100,378
HSBC Holdings PLC	293,824	1,561,698
IHS Markit Ltd.	5,507	664,144
Imperial Brands PLC	12,331	261,601
Informa PLC*	18,090	132,200
InterContinental Hotels Group PLC*	2,751	175,408
Intertek Group PLC	2,558	185,528
J Sainsbury PLC	25,350	106,059
JD Sports Fashion PLC	8,986	124,845
Johnson Matthey PLC	3,284	132,831
Kingfisher PLC	24,146	116,408
Land Securities Group PLC REIT	7,141	69,679
Legal & General Group PLC	94,691	352,121
Liberty Global PLC, Class A*	1,241	35,666
Liberty Global PLC, Class C*	5,866	169,997
Linde PLC	7,315	2,301,226
Lloyds Banking Group PLC	1,029,371	620,148
London Stock Exchange Group PLC	4,352	476,520
M&G PLC	39,372	111,623
Melrose Industries PLC	60,222	139,024
Mondi PLC	7,712	212,804
National Grid PLC	51,662	669,263
Natwest Group PLC	69,577	204,055
Next PLC	1,937	210,864
Ocado Group PLC*	7,067	195,784
Pearson PLC	11,213	118,455
Pentair PLC (b)	2,325	179,397
Persimmon PLC	4,418	178,760
Phoenix Group Holdings PLC	6,436	55,218
Prudential PLC	36,698	765,160

	Number of Shares	Value
United Kingdom (Continued)
Reckitt Benckiser Group PLC	10,168	$775,112
RELX PLC	26,719	802,366
Rentokil Initial PLC	29,521	235,807
Rio Tinto PLC	15,402	1,140,823
Rolls-Royce Holdings PLC*	121,862	192,635
Sage Group PLC	12,780	130,542
Schroders PLC	2,320	120,692
Segro PLC REIT	15,312	270,579
Severn Trent PLC	3,848	146,270
Smith & Nephew PLC	13,839	265,691
Smiths Group PLC	6,347	126,003
Spirax-Sarco Engineering PLC	921	204,199
SSE PLC	13,420	301,511
St James’s Place PLC	7,719	171,035
Standard Chartered PLC	34,190	214,002
Taylor Wimpey PLC	45,377	114,221
Tesco PLC	113,723	399,339
Unilever PLC	37,066	2,063,949
United Utilities Group PLC	9,173	133,502
Vodafone Group PLC	387,302	650,077
Whitbread PLC*	2,894	127,770
Willis Towers Watson PLC	1,930	425,990
Wm Morrison Supermarkets PLC	26,702	106,571
WPP PLC	17,317	234,417

(Cost $29,808,529)		35,008,621

United States — 70.5%
10X Genomics, Inc., Class A*	825	145,134
3M Co.	8,298	1,615,953
A O Smith Corp.	1,940	141,077
Abbott Laboratories	25,201	3,184,650
AbbVie, Inc.	24,907	3,008,267
ABIOMED, Inc.*	589	214,372
Activision Blizzard, Inc.	11,011	906,976
Adobe, Inc.*	6,768	4,491,922
Advance Auto Parts, Inc.	976	197,982
Advanced Micro Devices, Inc.*	17,359	1,921,988
AES Corp.	9,707	231,706
Aflac, Inc.	9,419	533,869
Agilent Technologies, Inc.	4,344	762,242
AGNC Investment Corp. REIT	6,325	103,161
Air Products and Chemicals, Inc.	3,095	834,133
Airbnb, Inc., Class A*	1,735	268,908
Akamai Technologies, Inc.*	2,535	287,089
Albemarle Corp.	1,719	406,956
Alexandria Real Estate Equities, Inc. REIT	1,949	402,215
Align Technology, Inc.*	1,083	767,847
Alleghany Corp.*	197	133,308
Alliant Energy Corp.	3,707	225,349
Allstate Corp.	3,934	532,192
Ally Financial, Inc.	5,619	297,245
Alnylam Pharmaceuticals, Inc.*	1,755	353,510
Alphabet, Inc., Class A*	4,266	12,345,591
Alphabet, Inc., Class C*	4,127	12,006,433
Altice USA, Inc., Class A*	2,995	82,183
Altria Group, Inc.	26,970	1,354,703
Amazon.com, Inc.*	6,431	22,320,650

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
United States (Continued)
AMC Entertainment Holdings, Inc., Class A*	7,150	$336,979
AMERCO	93	61,487
Ameren Corp.	3,858	338,424
American Electric Power Co., Inc.	6,910	618,929
American Express Co.	9,632	1,598,527
American Financial Group, Inc.	1,017	140,285
American International Group, Inc.	12,161	663,504
American Tower Corp. REIT	6,337	1,851,481
American Water Works Co., Inc.	2,729	497,360
Ameriprise Financial, Inc.	1,760	480,322
AmerisourceBergen Corp.	2,110	257,863
AMETEK, Inc.	3,552	482,965
Amgen, Inc.	8,002	1,804,691
Amphenol Corp., Class A	8,072	618,557
Analog Devices, Inc.	7,703	1,255,204
Annaly Capital Management, Inc. REIT	20,580	178,840
ANSYS, Inc.*	1,164	425,279
Anthem, Inc.	3,544	1,329,461
Aon PLC, Class A (b)	3,334	956,391
Apollo Global Management, Inc. (b)	2,528	151,124
Apple, Inc.	236,487	35,905,821
Applied Materials, Inc.	13,122	1,773,176
Aramark	3,107	108,093
Archer-Daniels-Midland Co.	7,799	467,940
Arista Networks, Inc.*	785	290,081
Arrow Electronics, Inc.*	1,179	142,918
Arthur J Gallagher & Co.	2,946	423,105
Assurant, Inc.	787	133,877
AT&T, Inc.	98,607	2,703,804
Atmos Energy Corp.	1,561	152,213
Autodesk, Inc.*	3,236	1,003,451
Automatic Data Processing, Inc.	6,194	1,294,794
AutoZone, Inc.*	312	483,335
Avalara, Inc.*	1,286	231,094
AvalonBay Communities, Inc. REIT	2,145	492,449
Avantor, Inc.*	6,978	275,212
Avery Dennison Corp.	1,072	241,618
Baker Hughes Co.	10,941	249,236
Ball Corp.	5,052	484,790
Bank of America Corp.	108,600	4,534,050
Bank of New York Mellon Corp.	11,994	662,309
Bath & Body Works, Inc.	3,337	225,181
Bausch Health Cos., Inc.*	5,053	146,993
Baxter International, Inc.	7,105	541,543
Becton Dickinson and Co.	4,279	1,077,024
Bentley Systems, Inc., Class B (b)	2,491	160,645
Berkshire Hathaway, Inc., Class B*	18,589	5,312,179
Best Buy Co., Inc.	3,329	387,862
Biogen, Inc.*	2,104	713,067
BioMarin Pharmaceutical, Inc.*	2,728	229,725
Bio-Rad Laboratories, Inc., Class A*	326	262,371
Bio-Techne Corp.	541	270,035
Black Knight, Inc.*	2,534	191,748
BlackRock, Inc.	2,135	2,013,924
Blackstone, Inc.	9,445	1,187,520
Boeing Co.*	7,873	1,728,123

	Number of Shares	Value
United States (Continued)
Booking Holdings, Inc.*	586	$1,347,607
Booz Allen Hamilton Holding Corp.	2,156	176,598
BorgWarner, Inc.	2,947	125,778
Boston Beer Co., Inc., Class A*(b)	132	75,268
Boston Properties, Inc. REIT	1,953	220,669
Boston Scientific Corp.*	20,471	924,266
Bristol-Myers Squibb Co.	31,810	2,126,817
Broadcom, Inc.	5,806	2,886,801
Broadridge Financial Solutions, Inc.	1,604	276,241
Brookfield Renewable Corp., Class A	1,192	52,155
Brown & Brown, Inc.	2,689	156,096
Brown-Forman Corp., Class B	4,663	327,436
Bunge Ltd.	2,114	160,051
Burlington Stores, Inc.*	981	293,800
C.H. Robinson Worldwide, Inc.	1,824	164,269
Cable One, Inc.	67	140,673
Cadence Design Systems, Inc.*	3,857	630,542
Caesars Entertainment, Inc.*	2,977	302,553
Camden Property Trust REIT	1,351	202,704
Campbell Soup Co.	3,111	129,822
Capital One Financial Corp.	6,317	1,048,432
Cardinal Health, Inc.	4,663	244,761
Carlyle Group, Inc.	1,588	78,415
CarMax, Inc.*	2,186	273,709
Carnival Corp.*(b)	11,629	280,724
Carrier Global Corp.	11,125	640,800
Carvana Co.*(b)	1,047	343,479
Catalent, Inc.*	2,158	281,490
Caterpillar, Inc.	7,906	1,667,138
Cboe Global Markets, Inc.	1,568	197,803
CBRE Group, Inc., Class A*	4,475	430,942
CDW Corp.	2,072	415,664
Celanese Corp.	1,514	240,120
Centene Corp.*	8,007	504,281
CenterPoint Energy, Inc. (b)	7,832	196,505
Ceridian HCM Holding, Inc.*	1,809	203,241
Cerner Corp.	4,063	310,210
CF Industries Holdings, Inc.	2,952	134,080
Charles River Laboratories International, Inc.*	711	315,584
Charles Schwab Corp.	20,789	1,514,479
Charter Communications, Inc., Class A*(b)	1,855	1,514,904
Cheniere Energy, Inc.*	3,109	271,913
Chevron Corp.	27,575	2,668,433
Chewy, Inc., Class A*(b)	1,063	93,672
Chipotle Mexican Grill, Inc.*	390	742,299
Church & Dwight Co., Inc.	3,858	322,760
Cigna Corp.	4,830	1,022,269
Cincinnati Financial Corp.	2,351	290,113
Cintas Corp.	1,365	540,226
Cisco Systems, Inc.	59,825	3,530,871
Citigroup, Inc.	28,706	2,064,248
Citizens Financial Group, Inc.	5,569	243,867
Citrix Systems, Inc.	1,911	196,585
Clorox Co.	1,644	276,274
Cloudflare, Inc., Class A*	2,993	361,375

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
United States (Continued)
CME Group, Inc.	5,204	$1,049,751
CMS Energy Corp.	4,250	272,552
Coca-Cola Co.	58,372	3,286,927
Cognex Corp.	2,766	245,123
Cognizant Technology Solutions Corp., Class A	7,714	588,655
Colgate-Palmolive Co.	11,073	863,140
Comcast Corp., Class A	64,978	3,942,865
Conagra Brands, Inc.	7,518	248,996
ConocoPhillips	17,916	994,875
Consolidated Edison, Inc.	4,574	345,108
Constellation Brands, Inc., Class A	2,267	478,654
Cooper Cos., Inc.	704	317,300
Copart, Inc.*	2,994	432,094
Corning, Inc.	11,541	461,525
Corteva, Inc.	10,940	481,032
CoStar Group, Inc.*	5,850	495,729
Costco Wholesale Corp.	6,296	2,867,765
Coupa Software, Inc.*(b)	969	237,221
Crowdstrike Holdings, Inc., Class A*	2,738	769,378
Crown Castle International Corp. REIT	6,060	1,179,821
Crown Holdings, Inc.	1,866	204,868
CSX Corp.	31,731	1,032,209
Cummins, Inc.	2,122	500,750
CVS Health Corp.	18,561	1,603,485
D.R. Horton, Inc.	4,778	456,872
Danaher Corp.	9,098	2,949,208
Darden Restaurants, Inc.	1,823	274,635
Datadog, Inc., Class A*	2,795	385,151
DaVita, Inc.*	928	121,355
Deere & Co.	4,252	1,607,384
Dell Technologies, Inc., Class C*	3,571	348,030
Delta Air Lines, Inc.*	2,708	109,512
DENTSPLY SIRONA, Inc.	2,992	184,606
Devon Energy Corp.	8,736	258,149
Dexcom, Inc.*	1,364	722,129
Digital Realty Trust, Inc. REIT	4,216	691,045
Discover Financial Services	4,479	574,297
Discovery, Inc., Class A*(b)	2,625	75,705
Discovery, Inc., Class C*	3,961	109,284
DISH Network Corp., Class A*	3,711	161,762
DocuSign, Inc.*	2,784	824,732
Dollar General Corp.	3,424	763,244
Dollar Tree, Inc.*	3,331	301,589
Dominion Energy, Inc.	11,203	872,042
Domino’s Pizza, Inc.	585	302,381
DoorDash, Inc., Class A*	1,030	197,142
Dover Corp.	1,840	320,822
Dow, Inc.	10,796	679,068
DraftKings, Inc., Class A*(b)	4,582	271,667
Dropbox, Inc., Class A*	3,707	117,549
DTE Energy Co.	2,922	351,633
Duke Energy Corp.	10,996	1,150,841
Duke Realty Corp. REIT	5,001	262,603
DuPont de Nemours, Inc.	7,981	590,754
Dynatrace, Inc.*	2,154	148,044
Eastman Chemical Co.	1,930	218,399

	Number of Shares	Value
United States (Continued)
Eaton Corp. PLC	5,430	$914,195
eBay, Inc.	9,575	734,785
Ecolab, Inc.	3,330	750,449
Edison International	5,393	311,931
Edwards Lifesciences Corp.*	9,058	1,061,416
Elanco Animal Health, Inc.*	5,574	186,060
Electronic Arts, Inc.	4,089	593,764
Eli Lilly & Co.	11,537	2,979,892
Emerson Electric Co.	8,291	874,700
Enphase Energy, Inc.*	1,699	295,167
Entergy Corp.	2,947	325,968
EOG Resources, Inc.	8,498	573,785
EPAM Systems, Inc.*	781	494,225
Equifax, Inc.	1,689	459,847
Equinix, Inc. REIT	1,280	1,079,616
Equitable Holdings, Inc.	5,578	172,974
Equity LifeStyle Properties, Inc. REIT	2,766	235,304
Equity Residential REIT	5,062	425,562
Erie Indemnity Co., Class A	314	55,606
Essential Utilities, Inc.	3,107	154,200
Essex Property Trust, Inc. REIT	950	314,203
Estee Lauder Cos., Inc., Class A	3,262	1,110,678
Etsy, Inc.*(b)	1,717	371,318
Evergy, Inc.	3,707	253,744
Eversource Energy	4,574	414,999
Exact Sciences Corp.*(b)	2,340	244,249
Exelon Corp.	14,192	695,692
Expedia Group, Inc.*	1,916	276,862
Expeditors International of Washington, Inc.	2,280	284,179
Extra Space Storage, Inc. REIT	1,855	346,718
Exxon Mobil Corp.	59,023	3,217,934
F5 Networks, Inc.*	784	159,599
Facebook, Inc., Class A*	33,944	12,877,675
FactSet Research Systems, Inc.	588	223,569
Fair Isaac Corp.*	390	179,299
Fastenal Co.	7,650	427,252
FedEx Corp.	3,519	934,963
Fidelity National Financial, Inc.	4,671	228,085
Fidelity National Information Services, Inc.	9,078	1,159,896
Fifth Third Bancorp	10,375	403,172
First Republic Bank	2,535	504,313
FirstEnergy Corp.	8,139	316,363
Fiserv, Inc.*	8,501	1,001,333
FleetCor Technologies, Inc.*	1,209	318,306
FMC Corp.	2,145	200,836
Ford Motor Co.*	56,467	735,765
Fortinet, Inc.*	2,081	655,806
Fortive Corp.	4,342	320,744
Fortune Brands Home & Security, Inc.	1,963	191,137
Fox Corp., Class A	3,823	143,133
Fox Corp., Class B	2,918	101,050
Franklin Resources, Inc.	4,441	144,066
Freeport-McMoRan, Inc.	21,031	765,318
Gartner, Inc.*	1,316	406,302
Generac Holdings, Inc.*	826	360,945

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
United States (Continued)
General Dynamics Corp.	3,269	$654,813
General Electric Co.	15,465	1,630,166
General Mills, Inc.	8,172	472,423
General Motors Co.*	18,930	927,759
Genuine Parts Co.	2,155	263,319
Gilead Sciences, Inc.	17,654	1,284,858
Global Payments, Inc.	4,253	691,708
Globe Life, Inc.	1,405	134,978
GoDaddy, Inc., Class A*	2,766	202,775
Goldman Sachs Group, Inc.	4,792	1,981,540
Guidewire Software, Inc.*	1,157	137,058
Halliburton Co.	12,609	251,928
Hartford Financial Services Group, Inc.	4,526	304,238
Hasbro, Inc.	1,764	173,419
HCA Healthcare, Inc.	3,753	949,434
Healthpeak Properties, Inc. REIT	8,103	291,708
HEICO Corp.	446	56,562
HEICO Corp., Class A	1,151	131,490
Henry Schein, Inc.*	1,763	133,265
Hershey Co.	2,145	381,166
Hess Corp.	3,900	268,125
Hewlett Packard Enterprise Co.	16,336	252,555
Hilton Worldwide Holdings, Inc.*	4,248	530,405
Hologic, Inc.*	3,786	299,662
Home Depot, Inc.	14,980	4,886,176
Honeywell International, Inc.	9,601	2,226,568
Horizon Therapeutics PLC*	3,024	326,864
Hormel Foods Corp.	4,468	203,473
Host Hotels & Resorts, Inc. REIT*	11,832	195,938
Howmet Aerospace, Inc.	5,774	183,324
HP, Inc.	18,305	544,391
HubSpot, Inc.*	614	420,265
Humana, Inc.	1,787	724,486
Huntington Bancshares, Inc.	21,134	328,211
Huntington Ingalls Industries, Inc.	589	120,256
IAC/InterActiveCorp*	1,153	152,254
IDEX Corp.	1,170	262,080
IDEXX Laboratories, Inc.*	1,235	832,094
Illinois Tool Works, Inc.	4,534	1,055,787
Illumina, Inc.*	2,145	980,608
Incyte Corp.*	2,728	208,665
Ingersoll Rand, Inc.*	5,729	303,752
Insulet Corp.*	975	290,365
Intel Corp.	57,943	3,132,399
Intercontinental Exchange, Inc.	7,863	939,864
International Business Machines Corp.	12,796	1,795,791
International Flavors & Fragrances, Inc.	3,566	540,249
International Paper Co.	5,200	312,468
Interpublic Group of Cos., Inc.	6,382	237,602
Intuit, Inc.	3,899	2,207,263
Intuitive Surgical, Inc.*	1,670	1,759,445
Invesco Ltd.	5,803	146,932
Invitation Homes, Inc. REIT	8,689	357,813
IPG Photonics Corp.*	571	97,458
IQVIA Holdings, Inc.*	2,776	721,010
Iron Mountain, Inc. REIT	3,786	180,782
J M Smucker Co.	1,764	218,154

	Number of Shares	Value
United States (Continued)
Jack Henry & Associates, Inc.	1,176	$207,423
Jacobs Engineering Group, Inc.	1,920	259,123
JB Hunt Transport Services, Inc.	1,372	243,393
Johnson & Johnson	37,321	6,461,385
Johnson Controls International PLC	10,240	765,952
JPMorgan Chase & Co.	42,646	6,821,228
Juniper Networks, Inc.	3,908	113,254
Kansas City Southern	1,259	353,364
Kellogg Co. (b)	3,342	211,014
Keurig Dr Pepper, Inc. (b)	10,481	373,857
KeyCorp	14,310	290,779
Keysight Technologies, Inc.*	2,726	488,990
Kimberly-Clark Corp.	4,859	669,619
Kinder Morgan, Inc.	29,394	478,240
KKR & Co., Inc.	6,914	444,501
KLA Corp.	2,185	742,813
Knight-Swift Transportation Holdings, Inc.	2,122	110,195
Kraft Heinz Co.	9,036	325,206
Kroger Co.	10,247	471,669
L3Harris Technologies, Inc.	2,920	680,389
Laboratory Corp. of America Holdings*	1,365	414,114
Lam Research Corp.	2,053	1,241,695
Lamb Weston Holdings, Inc.	2,376	154,796
Las Vegas Sands Corp.*	5,233	233,444
Lear Corp.	781	124,913
Leidos Holdings, Inc.	2,156	211,525
Lennar Corp., Class A	3,809	408,744
Lennox International, Inc.	588	197,086
Liberty Broadband Corp., Class A*	237	44,027
Liberty Broadband Corp., Class C*	2,300	440,036
Liberty Media Corp.-Liberty Formula One, Class C*	3,330	168,298
Liberty Media Corp-Liberty SiriusXM, Class A*	1,200	59,400
Liberty Media Corp-Liberty SiriusXM, Class C*	2,527	124,707
Lincoln National Corp.	2,711	186,110
Live Nation Entertainment, Inc.*	2,347	203,485
LKQ Corp.*	4,252	224,038
Lockheed Martin Corp.	3,480	1,252,104
Loews Corp.	3,426	191,411
Lowe’s Cos., Inc.	9,938	2,026,259
Lumen Technologies, Inc. (b)	11,346	139,556
Lyft, Inc., Class A*	3,796	180,728
LyondellBasell Industries NV, Class A	4,054	406,819
M&T Bank Corp.	1,825	255,518
Marathon Petroleum Corp.	9,139	541,669
Markel Corp.*	196	248,969
MarketAxess Holdings, Inc.	585	278,413
Marriott International, Inc., Class A*	4,034	545,155
Marsh & McLennan Cos., Inc.	7,328	1,151,962
Martin Marietta Materials, Inc.	818	311,863
Marvell Technology, Inc.	12,053	737,523
Masco Corp.	4,088	248,223
Masimo Corp.*	760	206,370
Mastercard, Inc., Class A	12,455	4,312,295
Match Group, Inc.*	3,414	469,220

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
United States (Continued)
McCormick & Co., Inc.	3,907	$337,135
McDonald’s Corp.	10,311	2,448,450
McKesson Corp.	2,340	477,688
Medical Properties Trust, Inc. REIT	8,540	174,899
Merck & Co., Inc.	35,251	2,689,299
MetLife, Inc.	10,843	672,266
Mettler-Toledo International, Inc.*	342	531,068
MGM Resorts International	6,437	274,345
Microchip Technology, Inc.	3,708	583,491
Micron Technology, Inc.*	16,046	1,182,590
Microsoft Corp.	101,315	30,584,972
Mid-America Apartment Communities, Inc. REIT	1,544	297,019
Moderna, Inc.*	4,858	1,829,960
Mohawk Industries, Inc.*	891	176,204
Molina Healthcare, Inc.*	794	213,403
Molson Coors Beverage Co., Class B	2,514	119,490
Mondelez International, Inc., Class A	18,916	1,174,116
MongoDB, Inc.*	826	323,652
Monolithic Power Systems, Inc.	573	283,595
Monster Beverage Corp.*	5,445	531,269
Moody’s Corp.	2,359	898,236
Morgan Stanley	19,959	2,084,318
Mosaic Co.	5,391	173,482
Motorola Solutions, Inc.	2,340	571,475
MSCI, Inc.	1,162	737,382
Nasdaq, Inc.	1,754	343,398
NetApp, Inc.	3,230	287,244
Netflix, Inc.*	6,262	3,564,268
Neurocrine Biosciences, Inc.*	1,372	130,614
Newell Brands, Inc.	6,578	167,147
Newmont Corp.	11,576	671,292
News Corp., Class A	5,710	128,304
NextEra Energy, Inc.	27,592	2,317,452
NIKE, Inc., Class B	18,041	2,972,074
NiSource, Inc.	6,185	152,460
Nordson Corp.	772	184,199
Norfolk Southern Corp.	3,678	932,520
Northern Trust Corp.	2,566	304,122
Northrop Grumman Corp.	2,215	814,456
NortonLifeLock, Inc.	7,620	202,387
Novavax, Inc.*(b)	1,089	259,770
NRG Energy, Inc.	3,489	159,343
Nucor Corp.	4,072	478,704
NVIDIA Corp.	35,334	7,909,516
NVR, Inc.*	50	258,997
Oak Street Health, Inc.*(b)	1,508	70,469
Occidental Petroleum Corp.	14,014	360,020
Okta, Inc.*(b)	1,754	462,354
Old Dominion Freight Line, Inc.	1,289	372,160
Omega Healthcare Investors, Inc. REIT	2,987	100,154
Omnicom Group, Inc.	2,918	213,656
ON Semiconductor Corp.*	5,426	240,697
ONEOK, Inc.	6,147	322,840
Oracle Corp.	26,719	2,381,464
O’Reilly Automotive, Inc.*	1,014	602,397
Otis Worldwide Corp.	5,813	536,075

	Number of Shares	Value
United States (Continued)
Owens Corning	1,767	$168,837
PACCAR, Inc.	4,792	392,321
Packaging Corp. of America	1,171	177,641
Palantir Technologies, Inc., Class A*	21,800	574,212
Palo Alto Networks, Inc.*	1,392	641,768
Parker-Hannifin Corp.	1,866	553,586
Paychex, Inc.	4,662	533,659
Paycom Software, Inc.*	780	381,342
PayPal Holdings, Inc.*	15,871	4,581,323
Peloton Interactive, Inc., Class A*	3,547	355,374
PepsiCo, Inc.	19,707	3,081,978
PerkinElmer, Inc.	1,658	306,398
Pfizer, Inc.	79,351	3,655,701
PG&E Corp.*	21,450	196,697
Philip Morris International, Inc.	21,715	2,236,645
Phillips 66	6,129	435,711
Pinnacle West Capital Corp.	1,587	122,040
Pinterest, Inc., Class A*	7,512	417,442
Pioneer Natural Resources Co.	3,235	484,182
Plug Power, Inc.*(b)	6,856	178,667
PNC Financial Services Group, Inc.	6,181	1,181,189
Pool Corp.	496	245,173
PPD, Inc.*	1,376	63,723
PPG Industries, Inc.	3,435	548,054
PPL Corp.	11,573	339,668
Principal Financial Group, Inc.	3,694	246,796
Procter & Gamble Co.	34,498	4,912,170
Progressive Corp.	8,482	817,156
Prologis, Inc. REIT	10,624	1,430,628
Prudential Financial, Inc.	5,612	594,199
PTC, Inc.*	1,843	242,649
Public Service Enterprise Group, Inc.	7,713	493,169
Public Storage REIT	2,137	691,555
PulteGroup, Inc.	3,868	208,330
Qorvo, Inc.*	1,755	329,993
QUALCOMM, Inc.	16,205	2,377,111
Quest Diagnostics, Inc.	1,770	270,509
Raymond James Financial, Inc.	1,830	256,017
Raytheon Technologies Corp.	21,723	1,841,241
Realty Income Corp. REIT (b)	5,446	393,310
Regency Centers Corp. REIT	1,693	116,174
Regeneron Pharmaceuticals, Inc.*	1,448	975,083
Regions Financial Corp.	12,023	245,630
Republic Services, Inc.	3,469	430,607
ResMed, Inc.	2,144	622,896
RingCentral, Inc., Class A*	1,170	295,144
Robert Half International, Inc.	1,735	179,399
Rockwell Automation, Inc.	1,755	571,165
Roku, Inc.*	1,560	549,744
Rollins, Inc.	3,162	123,065
Roper Technologies, Inc.	1,560	753,917
Ross Stores, Inc.	5,230	619,232
Royal Caribbean Cruises Ltd.*	3,263	269,948
Royalty Pharma PLC, Class A	2,642	102,113
RPM International, Inc.	1,764	145,160
S&P Global, Inc. (b)	3,406	1,511,651
salesforce.com, Inc.*	13,800	3,660,726

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
United States (Continued)
SBA Communications Corp. REIT	1,484	$532,711
Schlumberger N.V.	19,523	547,425
Seagate Technology Holdings PLC	2,727	238,858
Seagen, Inc.*	1,755	294,138
Sealed Air Corp.	2,717	165,819
SEI Investments Co.	1,562	98,109
Sempra Energy	4,579	606,076
Sensata Technologies Holding PLC*	2,159	127,770
ServiceNow, Inc.*	2,767	1,780,952
Sherwin-Williams Co.	3,525	1,070,437
Simon Property Group, Inc. REIT	4,756	639,444
Sirius XM Holdings, Inc. (b)	10,866	68,130
Skyworks Solutions, Inc.	2,452	449,844
Snap, Inc., Class A*	13,423	1,021,625
Snap-on, Inc.	834	187,608
Snowflake, Inc., Class A*	2,638	802,875
Southern Co.	15,130	994,495
Southwest Airlines Co.*	2,158	107,425
Splunk, Inc.*	2,340	357,716
Square, Inc., Class A*	5,573	1,493,954
SS&C Technologies Holdings, Inc.	3,462	261,935
Stanley Black & Decker, Inc.	2,339	452,059
Starbucks Corp.	17,032	2,001,090
State Street Corp.	4,861	451,636
Steel Dynamics, Inc.	3,336	225,147
STERIS PLC	1,364	293,274
Stryker Corp.	4,859	1,346,429
Sun Communities, Inc. REIT	1,554	313,115
Sunrun, Inc.*	2,609	115,448
SVB Financial Group*	777	434,732
Synchrony Financial	7,592	377,702
Synopsys, Inc.*	2,086	693,053
Sysco Corp.	6,797	541,381
T. Rowe Price Group, Inc.	3,301	738,995
Take-Two Interactive Software, Inc.*	1,615	260,370
Target Corp.	7,137	1,762,696
Teladoc Health, Inc.*	2,076	299,816
Teledyne Technologies, Inc.*	677	313,708
Teleflex, Inc.	589	232,926
Teradyne, Inc.	2,398	291,213
Tesla, Inc.*	11,606	8,538,766
Texas Instruments, Inc.	12,954	2,473,048
Textron, Inc.	3,146	228,620
Thermo Fisher Scientific, Inc.	5,630	3,124,369
TJX Cos., Inc.	17,220	1,252,238
T-Mobile US, Inc.*	8,876	1,216,190
Tractor Supply Co.	1,623	315,268
Trade Desk, Inc., Class A*	5,830	466,692
Tradeweb Markets, Inc., Class A	1,356	117,986
TransDigm Group, Inc.*	722	438,593
TransUnion	2,946	358,027
Travelers Cos., Inc.	3,631	579,907
Trimble, Inc.*	3,709	349,462
Truist Financial Corp.	18,943	1,080,888
Twilio, Inc., Class A*	2,269	809,942
Twitter, Inc.*	11,835	763,358
Tyler Technologies, Inc.*	588	285,592

	Number of Shares	Value
United States (Continued)
Tyson Foods, Inc., Class A	3,939	$309,290
Uber Technologies, Inc.*	17,425	682,015
UDR, Inc. REIT	3,821	206,410
UGI Corp.	2,760	127,816
Ulta Beauty, Inc.*	785	304,038
Union Pacific Corp.	9,135	1,980,833
United Parcel Service, Inc., Class B	10,210	1,997,382
United Rentals, Inc.*	1,013	357,234
UnitedHealth Group, Inc.	13,452	5,599,664
Unity Software, Inc.*(b)	794	100,640
Universal Health Services, Inc., Class B	1,116	173,828
US Bancorp	20,095	1,153,252
Vail Resorts, Inc.*	587	178,947
Valero Energy Corp.	6,182	409,928
Veeva Systems, Inc., Class A*	1,950	647,361
Ventas, Inc. REIT	5,180	289,769
VEREIT, Inc. REIT	2,571	129,913
VeriSign, Inc.*	1,369	296,060
Verisk Analytics, Inc.	2,140	431,766
Verizon Communications, Inc.	58,312	3,207,160
Vertex Pharmaceuticals, Inc.*	3,675	736,066
VF Corp.	4,867	372,179
ViacomCBS, Inc., Class B	7,895	327,248
Viatris, Inc.	16,851	246,530
VICI Properties, Inc. REIT	7,953	245,827
Visa, Inc., Class A	24,079	5,516,499
Vistra Corp.	6,186	118,091
VMware, Inc., Class A*	1,372	204,250
Vornado Realty Trust REIT	2,303	96,450
Voya Financial, Inc. (b)	1,941	126,126
Vulcan Materials Co.	1,751	325,563
W.R. Berkley Corp.	2,376	178,937
W.W. Grainger, Inc.	596	258,485
Walgreens Boots Alliance, Inc.	10,078	511,459
Walmart, Inc.	21,806	3,229,469
Walt Disney Co.*	25,660	4,652,158
Waste Connections, Inc.	3,489	450,814
Waste Management, Inc.	5,922	918,561
Waters Corp.*	897	371,376
Wayfair, Inc., Class A*(b)	969	272,047
WEC Energy Group, Inc.	4,858	458,984
Wells Fargo & Co.	58,857	2,689,765
Welltower, Inc. REIT	5,718	500,497
West Pharmaceutical Services, Inc.	970	438,071
Western Digital Corp.*	4,038	255,202
Western Union Co.	6,970	150,831
Westinghouse Air Brake Technologies Corp.	2,345	210,558
Westrock Co.	3,487	181,463
Weyerhaeuser Co. REIT	9,834	354,024
Whirlpool Corp.	784	173,680
Williams Cos., Inc.	17,994	444,272
Workday, Inc., Class A*	2,535	692,461
WP Carey, Inc. REIT (b)	2,326	181,707
Wynn Resorts Ltd.*	1,396	141,959
Xcel Energy, Inc.	8,104	557,150
Xilinx, Inc.	3,615	562,458

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
United States (Continued)
Xylem, Inc.	2,728	$371,854
Yum! Brands, Inc.	4,042	529,623
Zebra Technologies Corp., Class A*	785	460,928
Zendesk, Inc.*(b)	1,622	200,479
Zillow Group, Inc., Class A*	850	81,260
Zillow Group, Inc., Class C*	1,961	187,805
Zimmer Biomet Holdings, Inc.	2,922	439,615
Zoetis, Inc.	6,916	1,414,737
Zoom Video Communications, Inc., Class A*	3,027	876,317
Zscaler, Inc.*	1,135	315,916

(Cost $437,576,893)		566,234,132

TOTAL COMMON STOCKS (Cost $629,027,776)		799,477,454

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	629	52,643
FUCHS PETROLUB SE	819	41,436
Henkel AG & Co. KGaA	2,714	265,078
Porsche Automobil Holding SE	2,364	239,321
Sartorius AG	404	266,111
Volkswagen AG	2,554	606,894

(Cost $1,189,307)		1,471,483

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	19,824	$10,171

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $430,881)	430,881	430,881

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $985,575)	985,575	985,575

TOTAL INVESTMENTS — 100.0% (Cost $631,633,539)		$802,375,564
Other assets and liabilities, net — 0.0%		380,995

NET ASSETS — 100.0%		$802,756,559

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG*(c)
62,816	351,382		(173,244)	62,569	52,682	—	—	28,662	356,205

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
70,099	360,782(f	)	—	—	—	233	—	430,881	430,881

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
358,192	18,578,553		(17,951,170)	—	—	249	—	985,575	985,575

491,107	19,290,717		(18,124,414)	62,569	52,682	482	—	1,445,118	1,772,661

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $10,706,170, which is 1.3% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,662,668.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2021

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	USD	5	$1,082,648	$1,130,125	9/17/2021	$47,477
MINI S&P/TSX 60 Futures	CAD	2	97,519	97,329	9/16/2021	(190)
MSCI EAFE Futures	USD	7	824,228	823,025	9/17/2021	(1,203)

Total net unrealized appreciation						$46,084

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$799,477,454	$—	$—	$799,477,454
Preferred Stocks (g)	1,471,483	—	—	1,471,483
Warrants	10,171	—	—	10,171
Short-Term Investments (g)	1,416,456	—	—	1,416,456
Derivatives (h)
Futures Contracts	47,477	–	–	47,477

TOTAL	$802,423,041	$—	$—	$802,423,041

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(1,393)	$—	$—	$(1,393)

TOTAL	$(1,393)	$—	$—	$(1,393)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 12.8%
Activision Blizzard, Inc.	819	$67,461
Alphabet, Inc., Class A*	381	1,102,595
Alphabet, Inc., Class C*	380	1,105,511
AT&T, Inc.	10,290	282,152
Charter Communications, Inc., Class A*(a)	91	74,316
Discovery, Inc., Class C*	472	13,023
DISH Network Corp., Class A*	224	9,764
Electronic Arts, Inc.	688	99,905
Facebook, Inc., Class A*	4,374	1,659,408
Fox Corp., Class A	800	29,952
Fox Corp., Class B	348	12,051
Interpublic Group of Cos., Inc.	958	35,666
Lumen Technologies, Inc. (a)	694	8,536
New York Times Co., Class A	326	16,554
News Corp., Class A	415	9,325
Nexstar Media Group, Inc., Class A	52	7,787
Omnicom Group, Inc.	363	26,579
Take-Two Interactive Software, Inc.*	215	34,662
Verizon Communications, Inc.	8,056	443,080
Walt Disney Co.*	272	49,314

(Cost $3,491,913)		5,087,641

Consumer Discretionary — 14.3%
Advance Auto Parts, Inc.	234	47,467
Amazon.com, Inc.*	458	1,589,622
AutoNation, Inc.*	120	13,091
AutoZone, Inc.*	43	66,613
Bath & Body Works, Inc.	205	13,833
Best Buy Co., Inc.	1,040	121,170
Booking Holdings, Inc.*	57	131,081
BorgWarner, Inc.	338	14,426
Brunswick Corp.	173	16,759
Carnival Corp.*	713	17,212
Carter’s, Inc.	89	9,112
Chipotle Mexican Grill, Inc.*	20	38,067
Columbia Sportswear Co.	78	7,957
D.R. Horton, Inc.	571	54,599
Darden Restaurants, Inc.	261	39,320
Deckers Outdoor Corp.*	53	22,178
Dick’s Sporting Goods, Inc. (a)	294	41,398
Dollar General Corp.	742	165,399
Dollar Tree, Inc.*	649	58,760
Domino’s Pizza, Inc.	38	19,642
eBay, Inc.	2,368	181,720
Etsy, Inc.*(a)	131	28,330
Expedia Group, Inc.*	169	24,420
Five Below, Inc.*	50	10,641
Floor & Decor Holdings, Inc., Class A*	122	15,043
Foot Locker, Inc.	429	24,320
Gap, Inc.	283	7,565
Garmin Ltd.	362	63,144
Gentex Corp.	772	23,778
Genuine Parts Co.	283	34,580
Grand Canyon Education, Inc.*	126	11,232
Home Depot, Inc.	1,891	616,806
Kohl’s Corp.	149	8,553

	Number of Shares	Value
Consumer Discretionary (Continued)
Las Vegas Sands Corp.*	215	$9,591
Lear Corp.	79	12,635
Lennar Corp., Class A	682	73,185
LKQ Corp.*	478	25,186
Lowe’s Cos., Inc.	1,897	386,779
Lululemon Athletica, Inc.*	106	42,418
MGM Resorts International	304	12,956
Mohawk Industries, Inc.*	156	30,851
Newell Brands, Inc.	407	10,342
NIKE, Inc., Class B	1,154	190,110
NVR, Inc.*	10	51,799
Ollie’s Bargain Outlet Holdings, Inc.*(a)	130	9,409
O’Reilly Automotive, Inc.*	156	92,676
Polaris, Inc. (a)	191	22,874
Pool Corp.	46	22,738
PulteGroup, Inc.	889	47,882
Qurate Retail, Inc., Series A	763	8,416
Ralph Lauren Corp.	74	8,594
Ross Stores, Inc.	579	68,554
Royal Caribbean Cruises Ltd.*	163	13,485
Starbucks Corp.	1,453	170,713
Tapestry, Inc.*	414	16,692
Target Corp.	1,940	479,141
Tempur Sealy International, Inc.	319	14,259
Thor Industries, Inc. (a)	100	11,343
TJX Cos., Inc.	1,136	82,610
Tractor Supply Co.	352	68,376
Ulta Beauty, Inc.*	93	36,020
Victoria’s Secret & Co.*	68	4,508
Wayfair, Inc., Class A*(a)	105	29,479
Whirlpool Corp.	102	22,596
Williams-Sonoma, Inc.	297	55,450
YETI Holdings, Inc.*	110	10,927
Yum China Holdings, Inc.	116	7,141

(Cost $4,888,564)		5,687,573

Consumer Staples — 7.6%
Altria Group, Inc.	2,943	147,827
Boston Beer Co., Inc., Class A*(a)	8	4,562
Campbell Soup Co. (a)	182	7,595
Church & Dwight Co., Inc.	232	19,409
Clorox Co.	254	42,685
Colgate-Palmolive Co.	1,176	91,669
Conagra Brands, Inc.	420	13,910
Costco Wholesale Corp.	1,231	560,708
Darling Ingredients, Inc.*	109	8,121
Estee Lauder Cos., Inc., Class A	227	77,291
General Mills, Inc.	663	38,328
Herbalife Nutrition Ltd.*	260	13,348
Hershey Co.	208	36,962
Hormel Foods Corp.	645	29,373
Ingredion, Inc.	118	10,368
J M Smucker Co.	131	16,201
Kellogg Co. (a)	245	15,469
Kimberly-Clark Corp.	599	82,548
Kroger Co.	1,480	68,124
Monster Beverage Corp.*	697	68,006

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2021

	Number of Shares	Value
Consumer Staples (Continued)
PepsiCo, Inc.	221	$34,562
Philip Morris International, Inc.	3,268	336,604
Procter & Gamble Co.	3,345	476,295
Spectrum Brands Holdings, Inc.	90	7,025
Sysco Corp.	667	53,127
Tyson Foods, Inc., Class A	338	26,540
Walgreens Boots Alliance, Inc.	1,375	69,781
Walmart, Inc.	4,600	681,260

(Cost $2,712,743)		3,037,698

Energy — 2.4%
Cabot Oil & Gas Corp.	1,157	18,385
Chevron Corp.	2,730	264,182
ConocoPhillips	2,133	118,445
Devon Energy Corp.	647	19,119
Diamondback Energy, Inc.	136	10,491
DT Midstream, Inc.*	82	3,811
EOG Resources, Inc.	1,742	117,620
Exxon Mobil Corp.	4,714	257,007
Marathon Oil Corp.	751	8,824
Marathon Petroleum Corp.	998	59,151
Phillips 66	186	13,223
Pioneer Natural Resources Co.	295	44,153
Valero Energy Corp.	182	12,068

(Cost $1,142,412)		946,479

Financials — 8.1%
Aflac, Inc.	574	32,534
Allstate Corp.	600	81,168
Aon PLC, Class A (a)	238	68,273
Apollo Global Management, Inc. (a)	214	12,793
Arch Capital Group Ltd.*	608	24,989
Berkshire Hathaway, Inc., Class B*	4,717	1,347,977
Brown & Brown, Inc.	194	11,262
Capital One Financial Corp.	450	74,686
Cboe Global Markets, Inc.	270	34,060
Cincinnati Financial Corp.	436	53,802
Credit Acceptance Corp.*(a)	32	18,550
Erie Indemnity Co., Class A	65	11,511
Evercore, Inc., Class A	267	37,284
FactSet Research Systems, Inc.	78	29,657
Fidelity National Financial, Inc.	1,009	49,269
First American Financial Corp.	360	25,391
Franklin Resources, Inc. (a)	767	24,881
Hartford Financial Services Group, Inc.	236	15,864
Lazard Ltd., Class A	460	21,804
LPL Financial Holdings, Inc.	309	45,686
Markel Corp.*	8	10,162
MarketAxess Holdings, Inc.	53	25,224
Marsh & McLennan Cos., Inc.	663	104,224
MGIC Investment Corp. (a)	2,034	31,059
Moody’s Corp.	348	132,508
MSCI, Inc.	137	86,937
Nasdaq, Inc.	105	20,557
Old Republic International Corp.	585	15,210
Progressive Corp.	2,662	256,457
S&P Global, Inc.	526	233,449

	Number of Shares	Value
Financials (Continued)
SEI Investments Co.	391	$24,559
Synchrony Financial	725	36,069
T. Rowe Price Group, Inc.	756	169,246
Travelers Cos., Inc.	158	25,234
White Mountains Insurance Group Ltd.	13	14,571

(Cost $2,461,344)		3,206,907

Health Care — 14.1%
AbbVie, Inc.	1,535	185,397
ABIOMED, Inc.*	53	19,290
Align Technology, Inc.*	57	40,413
AmerisourceBergen Corp.	267	32,630
Amgen, Inc.	1,121	252,819
Anthem, Inc.	827	310,233
Biogen, Inc.*	755	255,877
Bio-Rad Laboratories, Inc., Class A*	71	57,142
Bristol-Myers Squibb Co.	488	32,628
Cardinal Health, Inc.	751	39,420
Cerner Corp.	721	55,048
Chemed Corp.	40	19,068
Cigna Corp.	1,403	296,945
CVS Health Corp.	2,550	220,295
DaVita, Inc.*	185	24,192
Edwards Lifesciences Corp.*	857	100,423
Eli Lilly & Co.	564	145,676
Exelixis, Inc.*	499	9,566
Gilead Sciences, Inc.	243	17,686
HCA Healthcare, Inc.	366	92,591
Henry Schein, Inc.*	436	32,957
Hologic, Inc.*	245	19,392
Humana, Inc.	637	258,253
IDEXX Laboratories, Inc.*	55	37,057
Illumina, Inc.*	74	33,830
Incyte Corp.*	98	7,496
Intuitive Surgical, Inc.*	56	58,999
Jazz Pharmaceuticals PLC*	97	12,776
Johnson & Johnson	4,972	860,802
Laboratory Corp. of America Holdings*	117	35,495
Masimo Corp.*	43	11,676
McKesson Corp.	573	116,972
Merck & Co., Inc.	1,831	139,687
Mettler-Toledo International, Inc.*	37	57,455
Molina Healthcare, Inc.*	83	22,308
Neurocrine Biosciences, Inc.*	107	10,186
Organon & Co.	1,046	35,449
PerkinElmer, Inc.	92	17,002
Pfizer, Inc.	3,618	166,681
Premier, Inc., Class A	290	10,782
Quest Diagnostics, Inc.	228	34,845
Quidel Corp.*(a)	127	16,377
Regeneron Pharmaceuticals, Inc.*	266	179,124
ResMed, Inc.	117	33,992
Sage Therapeutics, Inc.*	177	8,179
Seagen, Inc.*	110	18,436
Thermo Fisher Scientific, Inc.	347	192,568
United Therapeutics Corp.*	74	15,901
UnitedHealth Group, Inc.	1,810	753,449

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2021

	Number of Shares	Value
Health Care (Continued)
Universal Health Services, Inc., Class B	220	$34,267
Vertex Pharmaceuticals, Inc.*	464	92,935
Waters Corp.*	102	42,230
West Pharmaceutical Services, Inc.	102	46,065

(Cost $4,720,802)		5,620,962

Industrials — 7.0%
3M Co.	684	133,202
A O Smith Corp.	409	29,742
Acuity Brands, Inc. (a)	140	25,834
AGCO Corp.	156	21,469
Alaska Air Group, Inc.*	287	16,457
Boeing Co.*	142	31,169
Booz Allen Hamilton Holding Corp.	99	8,109
C.H. Robinson Worldwide, Inc.	140	12,608
Carlisle Cos., Inc.	41	8,640
Carrier Global Corp.	2,742	157,939
Caterpillar, Inc.	313	66,002
Cintas Corp.	64	25,329
Copart, Inc.*	343	49,502
Cummins, Inc.	469	110,675
Delta Air Lines, Inc.*	1,534	62,035
Donaldson Co., Inc.	204	13,821
Eaton Corp. PLC	321	54,044
Emerson Electric Co.	1,065	112,358
Expeditors International of Washington, Inc.	464	57,833
Fastenal Co.	1,303	72,773
FedEx Corp.	168	44,636
Fortune Brands Home & Security, Inc.	80	7,790
FTI Consulting, Inc.*	102	14,250
General Dynamics Corp.	163	32,651
Graco, Inc.	317	24,859
Honeywell International, Inc.	110	25,510
Huntington Ingalls Industries, Inc.	159	32,463
Illinois Tool Works, Inc.	247	57,516
ITT, Inc.	204	19,517
Jacobs Engineering Group, Inc.	112	15,116
JB Hunt Transport Services, Inc.	258	45,769
JetBlue Airways Corp.*	521	7,883
Johnson Controls International PLC	706	52,809
Knight-Swift Transportation Holdings, Inc.	552	28,665
L3Harris Technologies, Inc.	175	40,777
Landstar System, Inc.	90	15,123
Lennox International, Inc.	34	11,396
Lincoln Electric Holdings, Inc.	115	16,055
Lockheed Martin Corp.	804	289,279
ManpowerGroup, Inc.	134	16,270
Masco Corp.	607	36,857
MSC Industrial Direct Co., Inc., Class A	144	12,126
Northrop Grumman Corp.	145	53,317
Old Dominion Freight Line, Inc.	190	54,857
Oshkosh Corp.	156	17,874
Otis Worldwide Corp.	970	89,453
Owens Corning	161	15,384
PACCAR, Inc.	283	23,169
Parker-Hannifin Corp.	91	26,997

	Number of Shares	Value
Industrials (Continued)
Pentair PLC	171	$13,194
Quanta Services, Inc.	242	24,708
Republic Services, Inc.	148	18,371
Robert Half International, Inc.	295	30,503
Rockwell Automation, Inc.	126	41,007
Snap-on, Inc.	140	31,493
Southwest Airlines Co.*	1,510	75,168
Stanley Black & Decker, Inc.	78	15,075
Textron, Inc.	174	12,645
Toro Co.	98	10,774
Trane Technologies PLC	134	26,599
Trex Co., Inc.*(a)	144	15,805
Union Pacific Corp.	94	20,383
United Airlines Holdings, Inc.*	294	13,674
United Parcel Service, Inc., Class B	802	156,895
United Rentals, Inc.*	69	24,333
W.W. Grainger, Inc.	97	42,069
Watsco, Inc.	88	24,501

(Cost $2,337,032)		2,795,106

Information Technology — 29.4%
Accenture PLC, Class A	1,259	423,729
Adobe, Inc.*	682	452,643
Advanced Micro Devices, Inc.*	1,027	113,709
Akamai Technologies, Inc.*	117	13,250
Amdocs Ltd.	378	29,117
Analog Devices, Inc.	287	46,767
Apple, Inc.	14,649	2,224,158
Applied Materials, Inc.	1,329	179,588
Arista Networks, Inc.*	99	36,583
Arrow Electronics, Inc.*	140	16,971
Autodesk, Inc.*	161	49,924
Automatic Data Processing, Inc.	854	178,520
Avnet, Inc.	271	10,965
Broadridge Financial Solutions, Inc.	265	45,638
Cadence Design Systems, Inc.*	397	64,902
CDW Corp.	73	14,645
Ciena Corp.*	401	22,909
Cirrus Logic, Inc.*	151	12,634
Cisco Systems, Inc.	12,742	752,033
Citrix Systems, Inc.	290	29,832
Cognex Corp.	138	12,230
Cognizant Technology Solutions Corp., Class A	1,868	142,547
Dell Technologies, Inc., Class C*	181	17,640
Dolby Laboratories, Inc., Class A	120	11,893
Enphase Energy, Inc.*	56	9,729
EPAM Systems, Inc.*	41	25,945
F5 Networks, Inc.*	116	23,614
Fortinet, Inc.*	202	63,658
Hewlett Packard Enterprise Co.	987	15,259
HP, Inc.	6,327	188,165
Intel Corp.	18,678	1,009,733
International Business Machines Corp.	647	90,800
Intuit, Inc.	329	186,250
IPG Photonics Corp.*	49	8,363
Jabil, Inc.	359	22,179

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2021

	Number of Shares	Value
Information Technology (Continued)
Jack Henry & Associates, Inc.	148	$26,104
Keysight Technologies, Inc.*	172	30,853
KLA Corp.	171	58,133
Lam Research Corp.	201	121,569
Mastercard, Inc., Class A	1,319	456,677
Micron Technology, Inc.*	3,719	274,090
Microsoft Corp.	6,735	2,033,162
MKS Instruments, Inc.	59	8,684
Monolithic Power Systems, Inc.	32	15,838
National Instruments Corp.	224	9,368
NetApp, Inc.	643	57,182
NortonLifeLock, Inc.	617	16,388
NVIDIA Corp.	1,470	329,059
Oracle Corp.	3,054	272,203
Paychex, Inc.	671	76,809
PayPal Holdings, Inc.*	133	38,392
Qorvo, Inc.*	158	29,709
salesforce.com, Inc.*	617	163,672
Skyworks Solutions, Inc.	386	70,816
SYNNEX Corp.	99	12,580
Synopsys, Inc.*	186	61,797
Teledyne Technologies, Inc.*	33	15,292
Teradyne, Inc.	397	48,212
Texas Instruments, Inc.	2,123	405,302
Tyler Technologies, Inc.*	26	12,628
Universal Display Corp.	56	11,681
VeriSign, Inc.*	143	30,925
Visa, Inc., Class A (a)	1,481	339,297
VMware, Inc., Class A*(a)	100	14,887
Western Union Co.	1,001	21,662
Xilinx, Inc.	200	31,118
Zebra Technologies Corp., Class A*	37	21,725

(Cost $9,270,502)		11,662,336

Materials — 1.8%
Air Products and Chemicals, Inc.	305	82,201
Amcor PLC	2,697	34,656
Berry Global Group, Inc.*	145	9,740
Celanese Corp.	250	39,650
CF Industries Holdings, Inc.	331	15,034
Corteva, Inc.	1,665	73,210
Dow, Inc.	1,250	78,625
DuPont de Nemours, Inc.	92	6,810
Eagle Materials, Inc.	70	10,979
International Paper Co.	688	41,342
Louisiana-Pacific Corp.	287	18,207
LyondellBasell Industries NV, Class A	395	39,638
Mosaic Co.	308	9,911
Newmont Corp.	1,304	75,619
Nucor Corp.	429	50,433
Packaging Corp. of America	159	24,120
Reliance Steel & Aluminum Co.	201	30,158
Scotts Miracle-Gro Co.	79	12,390
Sherwin-Williams Co.	208	63,163
Steel Dynamics, Inc.	252	17,008

(Cost $622,193)		732,894

	Number of Shares	Value
Real Estate — 1.1%
Apartment Income REIT Corp. REIT	148	$7,521
Boston Properties, Inc. REIT	102	11,525
CBRE Group, Inc., Class A*	1,096	105,545
Gaming and Leisure Properties, Inc. REIT	182	8,973
Highwoods Properties, Inc. REIT	166	7,584
Host Hotels & Resorts, Inc. REIT*	1,138	18,845
Jones Lang LaSalle, Inc.*	83	20,122
Kimco Realty Corp. REIT (a)	883	19,241
Public Storage REIT	331	107,115
Simon Property Group, Inc. REIT	430	57,813
VICI Properties, Inc. REIT (a)	511	15,795
Vornado Realty Trust REIT	412	17,255
Weyerhaeuser Co. REIT	589	21,204

(Cost $341,809)		418,538

Utilities — 0.8%
AES Corp.	809	19,311
DTE Energy Co.	164	19,736
Entergy Corp.	134	14,822
Evergy, Inc.	282	19,303
Exelon Corp.	1,277	62,598
NRG Energy, Inc.	961	43,889
PPL Corp.	552	16,201
Public Service Enterprise Group, Inc.	638	40,794
Sempra Energy	246	32,561
Vistra Corp.	1,493	28,501

(Cost $271,625)		297,716

TOTAL COMMON STOCKS (Cost $32,260,939)		39,493,850

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $18,629)	18,629	18,629

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $187,481)	187,481	187,481

TOTAL INVESTMENTS — 99.9% (Cost $32,467,049)		$39,699,960
Other assets and liabilities, net — 0.1%		37,306

NET ASSETS — 100.0%		$39,737,266

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2021

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
37,088	—	(18,459	)(d)	—	—	2	—	18,629	18,629

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
483,373	2,427,555	(2,723,447)		—	—	142	—	187,481	187,481

520,461	2,427,555	(2,741,906)		—	—	144	—	206,110	206,110

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $785,717, which is 2.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $788,522.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

REIT:	Real Estate Investment Trust

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	1	$212,282	$226,025	9/17/2021	$13,743

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$39,493,850	$—	$—	$39,493,850
Short-Term Investments (e)	206,110	—	—	206,110
Derivatives (f)
Futures Contracts	13,743	—	—	13,743

TOTAL	$39,713,703	$—	$—	$39,713,703

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 2.9%
Activision Blizzard, Inc.	1,786	$147,113
Alphabet, Inc., Class A*	50	144,697
Alphabet, Inc., Class C*	59	171,645
Altice USA, Inc., Class A*	7,378	202,452
AT&T, Inc.	2,114	57,966
Cable One, Inc.	24	50,390
Charter Communications, Inc., Class A*(a)	183	149,449
Comcast Corp., Class A	1,700	103,156
Discovery, Inc., Class A*(a)	2,182	62,929
Discovery, Inc., Class C*	6,375	175,886
DISH Network Corp., Class A*	3,834	167,124
Electronic Arts, Inc.	1,059	153,777
Facebook, Inc., Class A*	185	70,185
Fox Corp., Class A	3,867	144,780
Fox Corp., Class B	1,890	65,451
IAC/InterActiveCorp*	154	20,336
Interpublic Group of Cos., Inc.	37,376	1,391,508
Liberty Broadband Corp., Class C*	152	29,081
Liberty Media Corp-Liberty SiriusXM, Class A*	707	34,996
Liberty Media Corp-Liberty SiriusXM, Class C*	1,648	81,329
Lumen Technologies, Inc. (a)	20,004	246,049
Madison Square Garden Sports Corp.*	104	18,801
Match Group, Inc.*	947	130,156
New York Times Co., Class A	1,393	70,737
News Corp., Class A	9,850	221,329
News Corp., Class B	3,194	70,364
Nexstar Media Group, Inc., Class A	2,201	329,600
Omnicom Group, Inc.	10,030	734,397
Playtika Holding Corp.*	1,235	32,592
Sirius XM Holdings, Inc. (a)	4,878	30,585
Take-Two Interactive Software, Inc.*	1,398	225,386
Twitter, Inc.*	157	10,126
Verizon Communications, Inc.	1,249	68,695
ViacomCBS, Inc., Class B	5,241	217,239
Vimeo, Inc.*	947	36,100
Walt Disney Co.*	136	24,657
World Wrestling Entertainment, Inc., Class A	927	48,306
Zynga, Inc., Class A*	1,743	15,426

(Cost $5,030,939)		5,954,795

Consumer Discretionary — 11.4%
Advance Auto Parts, Inc.	2,994	607,333
Amazon.com, Inc.*	15	52,062
Aptiv PLC*	652	99,228
Aramark	777	27,032
AutoNation, Inc.*	4,512	492,214
AutoZone, Inc.*	301	466,294
Bath & Body Works, Inc.	457	30,838
Best Buy Co., Inc.	7,431	865,786
Booking Holdings, Inc.*	12	27,596
BorgWarner, Inc.	1,865	79,598
Bright Horizons Family Solutions, Inc.*	178	25,945

	Number of Shares	Value
Consumer Discretionary (Continued)
Brunswick Corp.	4,335	$419,931
Burlington Stores, Inc.*	72	21,563
CarMax, Inc.*	1,021	127,839
Carter’s, Inc.	1,364	139,646
Chipotle Mexican Grill, Inc.*	87	165,590
Choice Hotels International, Inc.	362	43,208
Columbia Sportswear Co.	1,226	125,064
D.R. Horton, Inc.	5,654	540,636
Darden Restaurants, Inc.	216	32,540
Deckers Outdoor Corp.*	800	334,760
Dick’s Sporting Goods, Inc. (a)	3,252	457,914
Dollar General Corp.	2,086	464,990
Dollar Tree, Inc.*	6,031	546,047
Domino’s Pizza, Inc.	433	223,813
eBay, Inc.	10,020	768,935
Etsy, Inc.*(a)	245	52,984
Five Below, Inc.*	931	198,126
Floor & Decor Holdings, Inc., Class A*	1,131	139,452
Foot Locker, Inc.	7,080	401,365
Ford Motor Co.*	42,593	554,987
Frontdoor, Inc.*	830	36,205
Gap, Inc.	718	19,192
Garmin Ltd.	3,475	606,144
General Motors Co.*	6,545	320,770
Gentex Corp.	9,575	294,910
Genuine Parts Co.	7,822	955,770
Grand Canyon Education, Inc.*	717	63,913
H&R Block, Inc.	3,774	96,803
Hanesbrands, Inc.	8,918	166,588
Harley-Davidson, Inc.	6,256	247,300
Hasbro, Inc.	719	70,685
Hilton Worldwide Holdings, Inc.*	643	80,285
Home Depot, Inc.	167	54,472
Kohl’s Corp.	1,364	78,294
Lear Corp.	1,021	163,299
Leggett & Platt, Inc.	5,582	270,113
Lennar Corp., Class A	5,128	550,286
Lennar Corp., Class B	578	50,587
Lithia Motors, Inc.	147	48,701
LKQ Corp.*	14,629	770,802
Lowe’s Cos., Inc.	1,833	373,730
Lululemon Athletica, Inc.*	147	58,825
Marriott International, Inc., Class A*	303	40,947
Mattel, Inc.*	5,329	113,774
McDonald’s Corp.	293	69,576
Mohawk Industries, Inc.*	1,967	388,994
Newell Brands, Inc.	10,323	262,307
NIKE, Inc., Class B	323	53,211
NVR, Inc.*	75	388,496
Ollie’s Bargain Outlet Holdings, Inc.*(a)	181	13,101
O’Reilly Automotive, Inc.*	1,084	643,983
Penske Automotive Group, Inc.	1,535	138,043
Petco Health & Wellness Co., Inc., Class A*	1,344	28,936
Polaris, Inc.	2,090	250,298
Pool Corp.	1,506	744,416
PulteGroup, Inc.	11,346	611,096

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Consumer Discretionary (Continued)
PVH Corp.*	213	$22,320
Qurate Retail, Inc., Series A	21,221	234,068
Ralph Lauren Corp.	665	77,226
Ross Stores, Inc.	1,435	169,904
Service Corp. International	6,299	395,325
Skechers U.S.A., Inc., Class A*	1,253	63,189
Starbucks Corp.	183	21,501
Tapestry, Inc.*	1,232	49,674
Target Corp.	4,326	1,068,436
Terminix Global Holdings, Inc.*	1,703	70,896
Thor Industries, Inc.	270	30,626
TJX Cos., Inc.	2,514	182,818
Toll Brothers, Inc.	3,295	211,078
TopBuild Corp.*	517	113,114
Tractor Supply Co.	4,811	934,537
Travel + Leisure Co.	622	34,061
Ulta Beauty, Inc.*	379	146,791
Under Armour, Inc., Class A*	965	22,330
Vail Resorts, Inc.*	615	187,483
VF Corp.	827	63,241
Victoria’s Secret & Co.*	152	10,078
Whirlpool Corp.	3,199	708,674
Williams-Sonoma, Inc.	3,165	590,906
YETI Holdings, Inc.*	440	43,710
Yum China Holdings, Inc.	1,320	81,259
Yum! Brands, Inc.	2,448	320,761

(Cost $17,846,401)		23,512,174

Consumer Staples — 4.3%
Albertsons Cos., Inc., Class A (a)	10,822	328,556
Altria Group, Inc.	7,600	381,748
Archer-Daniels-Midland Co.	2,847	170,820
Boston Beer Co., Inc., Class A*(a)	309	176,195
Brown-Forman Corp., Class A	625	41,375
Brown-Forman Corp., Class B	849	59,617
Campbell Soup Co. (a)	2,192	91,472
Casey’s General Stores, Inc.	1,482	303,158
Church & Dwight Co., Inc.	2,904	242,949
Clorox Co.	575	96,629
Coca-Cola Co.	765	43,077
Colgate-Palmolive Co.	3,130	243,983
Conagra Brands, Inc.	7,353	243,531
Constellation Brands, Inc., Class A	1,154	243,656
Costco Wholesale Corp.	652	296,979
Darling Ingredients, Inc.*	6,933	516,508
Estee Lauder Cos., Inc., Class A	656	223,361
Flowers Foods, Inc.	6,123	147,748
Freshpet, Inc.*	180	23,065
General Mills, Inc.	3,885	224,592
Grocery Outlet Holding Corp.*(a)	848	22,073
Hain Celestial Group, Inc.*	1,522	56,938
Herbalife Nutrition Ltd.*	3,610	185,337
Hershey Co.	2,744	487,609
Hormel Foods Corp.	2,303	104,879
Ingredion, Inc.	1,745	153,316
J M Smucker Co. (a)	3,887	480,705
Kellogg Co. (a)	2,242	141,560

	Number of Shares	Value
Consumer Staples (Continued)
Keurig Dr Pepper, Inc. (a)	2,366	$84,395
Kimberly-Clark Corp.	1,188	163,718
Kraft Heinz Co.	3,519	126,649
Kroger Co.	11,473	528,102
Lamb Weston Holdings, Inc.	1,336	87,040
McCormick & Co., Inc.	1,276	110,106
Molson Coors Beverage Co., Class B	4,083	194,065
Mondelez International, Inc., Class A	2,822	175,162
Monster Beverage Corp.*	2,337	228,021
PepsiCo, Inc.	400	62,556
Philip Morris International, Inc.	2,633	271,199
Pilgrim’s Pride Corp.*	2,177	60,608
Post Holdings, Inc.*	1,415	158,353
Procter & Gamble Co.	255	36,309
Seaboard Corp.	9	38,291
Spectrum Brands Holdings, Inc.	1,129	88,130
Sysco Corp.	2,030	161,690
Tyson Foods, Inc., Class A	5,276	414,272
Walgreens Boots Alliance, Inc.	2,103	106,727
Walmart, Inc.	195	28,880

(Cost $7,748,444)		8,855,709

Energy — 0.9%
Baker Hughes Co.	3,531	80,436
Cabot Oil & Gas Corp.	3,792	60,255
Cheniere Energy, Inc.*	3,134	274,100
Chevron Corp.	206	19,935
Cimarex Energy Co.	675	43,349
ConocoPhillips	706	39,204
DT Midstream, Inc.*	2,251	104,604
EOG Resources, Inc.	2,737	184,802
EQT Corp.*	2,054	37,650
Exxon Mobil Corp.	349	19,027
Hess Corp.	301	20,694
Kinder Morgan, Inc.	8,138	132,405
Marathon Oil Corp.	2,338	27,472
Marathon Petroleum Corp.	266	15,766
NOV, Inc.*	2,420	31,871
ONEOK, Inc.	1,552	81,511
Phillips 66	345	24,526
Pioneer Natural Resources Co.	1,099	164,487
Schlumberger N.V.	1,209	33,900
Texas Pacific Land Corp.	86	116,938
Valero Energy Corp.	336	22,280
Williams Cos., Inc.	8,915	220,111

(Cost $1,731,421)		1,755,323

Financials — 17.1%
Affiliated Managers Group, Inc.	2,906	494,340
Aflac, Inc.	11,788	668,144
AGNC Investment Corp. REIT	7,057	115,100
Alleghany Corp.*	339	229,398
Allstate Corp.	6,822	922,880
Ally Financial, Inc.	6,572	347,659
American Express Co.	470	78,001
American Financial Group, Inc.	2,478	341,815
American International Group, Inc.	385	21,006

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Financials (Continued)
Ameriprise Financial, Inc.	1,889	$515,527
Annaly Capital Management, Inc. REIT	2,264	19,674
Aon PLC, Class A (a)	1,622	465,287
Arch Capital Group Ltd.*	13,429	551,932
Ares Management Corp., Class A	590	45,536
Arthur J Gallagher & Co.	3,921	563,134
Assurant, Inc.	2,092	355,870
Assured Guaranty Ltd.	4,163	207,567
Athene Holding Ltd., Class A*	1,502	100,589
Axis Capital Holdings Ltd.	920	47,076
Bank of America Corp.	962	40,164
Bank of Hawaii Corp.	746	62,522
Bank of New York Mellon Corp.	4,687	258,816
Bank OZK	2,909	123,429
Berkshire Hathaway, Inc., Class B*	460	131,454
BlackRock, Inc.	176	166,019
Blackstone, Inc.	2,440	306,781
BOK Financial Corp. (a)	336	29,585
Brown & Brown, Inc.	5,234	303,834
Capital One Financial Corp.	3,431	569,443
Carlyle Group, Inc.	1,082	53,429
Cboe Global Markets, Inc.	2,992	377,441
Charles Schwab Corp.	1,377	100,314
Chubb Ltd.	1,577	290,042
Cincinnati Financial Corp.	9,193	1,134,416
Citigroup, Inc.	504	36,243
Citizens Financial Group, Inc.	3,817	167,146
CME Group, Inc.	410	82,705
CNA Financial Corp.	1,083	48,031
Comerica, Inc.	2,697	199,335
Commerce Bancshares, Inc.	1,624	114,849
Credit Acceptance Corp.*(a)	127	73,619
Cullen/Frost Bankers, Inc.	1,110	126,784
Discover Financial Services	2,293	294,008
East West Bancorp, Inc.	3,533	259,110
Equitable Holdings, Inc.	1,032	32,002
Erie Indemnity Co., Class A	480	85,003
Evercore, Inc., Class A	3,962	553,254
Everest Re Group Ltd.	943	249,801
FactSet Research Systems, Inc.	545	207,220
Fidelity National Financial, Inc.	14,689	717,264
Fifth Third Bancorp	4,779	185,712
First American Financial Corp.	5,766	406,676
First Citizens BancShares, Inc., Class A (a)	189	169,665
First Hawaiian, Inc.	3,373	94,140
First Horizon Corp.	13,320	218,315
First Republic Bank	1,128	224,404
FNB Corp.	8,185	95,601
Franklin Resources, Inc.	9,939	322,421
Globe Life, Inc.	3,913	375,922
Goldman Sachs Group, Inc.	230	95,107
Hanover Insurance Group, Inc.	2,056	290,533
Hartford Financial Services Group, Inc.	10,093	678,451
Huntington Bancshares, Inc.	11,552	179,403
Interactive Brokers Group, Inc., Class A	2,918	188,620
Intercontinental Exchange, Inc.	1,012	120,964

	Number of Shares	Value
Financials (Continued)
Invesco Ltd.	15,389	$389,649
Janus Henderson Group PLC	7,931	343,888
Jefferies Financial Group, Inc.	15,327	566,486
Kemper Corp.	1,423	97,618
KeyCorp	11,347	230,571
KKR & Co., Inc.	1,641	105,500
Lazard Ltd., Class A	9,978	472,957
Lincoln National Corp.	1,886	129,474
Loews Corp.	2,370	132,412
LPL Financial Holdings, Inc.	3,982	588,739
M&T Bank Corp.	1,576	220,656
Markel Corp.*	279	354,400
MarketAxess Holdings, Inc.	104	49,496
Marsh & McLennan Cos., Inc.	2,659	417,995
Mercury General Corp.	2,608	155,724
MetLife, Inc.	6,847	424,514
MGIC Investment Corp.	21,570	329,374
Moody’s Corp.	566	215,516
Morgan Stanley	1,473	153,825
Morningstar, Inc.	1,076	288,357
MSCI, Inc.	656	416,285
Nasdaq, Inc.	2,097	410,551
New York Community Bancorp, Inc. (a)	5,681	71,126
Northern Trust Corp.	2,075	245,929
Old Republic International Corp.	23,577	613,002
OneMain Holdings, Inc.	539	31,170
People’s United Financial, Inc.	10,523	172,893
Pinnacle Financial Partners, Inc.	2,050	198,686
PNC Financial Services Group, Inc.	1,226	234,289
Popular, Inc.	3,038	230,706
Primerica, Inc.	1,275	194,999
Principal Financial Group, Inc.	5,513	368,324
Progressive Corp.	8,636	831,992
Prosperity Bancshares, Inc.	1,487	103,912
Prudential Financial, Inc.	3,626	383,921
Raymond James Financial, Inc.	5,528	773,367
Regions Financial Corp.	13,012	265,835
Reinsurance Group of America, Inc.	1,782	206,391
RenaissanceRe Holdings Ltd.	407	63,789
Rocket Cos., Inc., Class A (a)	623	10,809
S&P Global, Inc. (a)	428	189,955
Santander Consumer USA Holdings, Inc.	1,785	74,488
SEI Investments Co.	2,863	179,825
Signature Bank	956	247,919
SLM Corp.	16,790	314,813
Starwood Property Trust, Inc. REIT	9,612	247,990
State Street Corp.	2,667	247,791
Sterling Bancorp	3,860	88,355
Stifel Financial Corp.	6,293	434,846
SVB Financial Group*	383	214,289
Synchrony Financial	14,386	715,704
Synovus Financial Corp.	2,215	95,467
T. Rowe Price Group, Inc.	4,074	912,046
Tradeweb Markets, Inc., Class A	688	59,863
Travelers Cos., Inc.	3,358	536,306
Truist Financial Corp.	3,699	211,065
Unum Group	7,580	201,780

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Financials (Continued)
US Bancorp	3,090	$177,335
Virtu Financial, Inc., Class A	3,355	82,130
Voya Financial, Inc. (a)	2,276	147,894
W.R. Berkley Corp.	3,430	258,313
Webster Financial Corp.	1,831	92,502
Wells Fargo & Co.	734	33,544
Western Alliance Bancorp	1,832	178,730
White Mountains Insurance Group Ltd.	295	330,639
Willis Towers Watson PLC	1,346	297,089
Wintrust Financial Corp.	177	13,247
Zions Bancorp NA	3,837	222,162

(Cost $28,924,633)		35,231,746

Health Care — 9.6%
Abbott Laboratories	677	85,552
AbbVie, Inc.	143	17,272
ABIOMED, Inc.*	147	53,502
Acadia Healthcare Co., Inc.*	299	19,770
Agilent Technologies, Inc.	2,199	385,859
Align Technology, Inc.*	337	238,933
Amedisys, Inc.*	635	116,491
AmerisourceBergen Corp.	995	121,599
Amgen, Inc.	422	95,174
Anthem, Inc.	1,814	680,486
Avantor, Inc.*	2,500	98,600
Baxter International, Inc.	1,061	80,869
Becton Dickinson and Co.	238	59,905
Biogen, Inc.*	575	194,873
Bio-Rad Laboratories, Inc., Class A*	886	713,070
Bio-Techne Corp.	723	360,878
Boston Scientific Corp.*	1,273	57,476
Bristol-Myers Squibb Co.	891	59,572
Bruker Corp.	2,471	218,214
Cardinal Health, Inc.	3,544	186,025
Catalent, Inc.*	771	100,569
Centene Corp.*	745	46,920
Cerner Corp.	3,008	229,661
Charles River Laboratories International, Inc.*	827	367,072
Chemed Corp.	396	188,773
Cigna Corp.	1,717	363,403
Cooper Cos., Inc.	321	144,678
CureVac NV*(a)	504	33,178
CVS Health Corp.	4,440	383,572
Danaher Corp.	154	49,921
DaVita, Inc.*	3,537	462,533
DENTSPLY SIRONA, Inc.	2,225	137,282
Edwards Lifesciences Corp.*	1,927	225,806
Eli Lilly & Co.	342	88,335
Encompass Health Corp.	2,725	213,776
Envista Holdings Corp.*	1,018	43,560
Exelixis, Inc.*	445	8,531
Gilead Sciences, Inc.	614	44,687
Globus Medical, Inc., Class A*	2,295	187,272
HCA Healthcare, Inc.	1,989	503,177
Henry Schein, Inc.*	6,598	498,743
Hill-Rom Holdings, Inc.	899	130,876

	Number of Shares	Value
Health Care (Continued)
Hologic, Inc.*	3,029	$239,745
Horizon Therapeutics PLC*	1,698	183,537
Humana, Inc.	1,089	441,502
ICU Medical, Inc.*	422	84,126
IDEXX Laboratories, Inc.*	734	494,540
Illumina, Inc.*	137	62,631
Insulet Corp.*	62	18,464
Integra LifeSciences Holdings Corp.*	1,249	93,962
Intuitive Surgical, Inc.*	163	171,730
IQVIA Holdings, Inc.*	1,125	292,196
Jazz Pharmaceuticals PLC*	2,482	326,904
Johnson & Johnson	158	27,355
Laboratory Corp. of America Holdings*	3,470	1,052,729
Maravai LifeSciences Holdings, Inc., Class A*	2,450	144,991
Masimo Corp.*	276	74,945
McKesson Corp.	2,263	461,969
Medtronic PLC	693	92,502
Merck & Co., Inc.	607	46,308
Mettler-Toledo International, Inc.*	349	541,938
Molina Healthcare, Inc.*	1,364	366,602
Neurocrine Biosciences, Inc.*	109	10,377
Organon & Co.	21,412	725,653
PerkinElmer, Inc.	3,406	629,429
Perrigo Co. PLC	434	17,772
Pfizer, Inc.	2,507	115,497
Premier, Inc., Class A	3,048	113,325
QIAGEN NV*	2,291	127,884
Quest Diagnostics, Inc.	4,196	641,275
Regeneron Pharmaceuticals, Inc.*	97	65,320
Repligen Corp.*	280	79,234
ResMed, Inc.	887	257,700
Royalty Pharma PLC, Class A	483	18,668
Seagen, Inc.*	121	20,280
STERIS PLC	816	175,448
Stryker Corp.	344	95,322
Syneos Health, Inc.*	499	46,297
Teleflex, Inc.	121	47,851
Thermo Fisher Scientific, Inc.	254	140,957
United Therapeutics Corp.*	3,145	675,798
UnitedHealth Group, Inc.	158	65,771
Universal Health Services, Inc., Class B	4,454	693,755
Veeva Systems, Inc., Class A*	274	90,963
Vertex Pharmaceuticals, Inc.*	184	36,853
Waters Corp.*	1,365	565,137
West Pharmaceutical Services, Inc.	1,227	554,138
Zimmer Biomet Holdings, Inc.	520	78,234
Zoetis, Inc.	802	164,057

(Cost $14,491,071)		19,768,116

Industrials — 17.3%
3M Co.	1,039	202,335
A O Smith Corp.	7,186	522,566
Acuity Brands, Inc.	2,044	377,179
Advanced Drainage Systems, Inc.	2,225	253,984
AECOM*	990	64,904
AGCO Corp.	5,154	709,293

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Industrials (Continued)
Allegion PLC	1,482	$213,393
Allison Transmission Holdings, Inc.	2,441	90,268
AMERCO	875	578,506
AMETEK, Inc.	2,867	389,826
Armstrong World Industries, Inc.	172	17,876
Booz Allen Hamilton Holding Corp.	1,563	128,025
Builders FirstSource, Inc.*	1,179	62,829
BWX Technologies, Inc.	785	45,083
C.H. Robinson Worldwide, Inc.	2,921	263,065
CACI International, Inc., Class A*	813	209,380
Carlisle Cos., Inc.	2,250	474,165
Carrier Global Corp.	16,352	941,875
Caterpillar, Inc.	503	106,068
Cintas Corp.	537	212,528
Clean Harbors, Inc.*	1,173	120,373
Colfax Corp.*	782	37,669
Copart, Inc.*	2,986	430,940
CoStar Group, Inc.*	980	83,045
Crane Co.	1,585	161,305
CSX Corp.	6,127	199,311
Cummins, Inc.	2,383	562,340
Curtiss-Wright Corp.	953	116,056
Deere & Co.	688	260,085
Donaldson Co., Inc.	3,614	244,849
Dover Corp.	2,441	425,613
Dun & Bradstreet Holdings, Inc.*	750	13,748
Eaton Corp. PLC	2,666	448,848
Emerson Electric Co.	3,748	395,414
Equifax, Inc.	836	227,609
Expeditors International of Washington, Inc.	7,548	940,783
Fastenal Co.	7,447	415,915
FedEx Corp.	520	138,159
Flowserve Corp.	2,332	90,645
Fortive Corp.	2,505	185,044
Fortune Brands Home & Security, Inc.	3,430	333,979
FTI Consulting, Inc.*	1,825	254,971
Generac Holdings, Inc.*	1,294	565,452
General Dynamics Corp.	1,336	267,614
General Electric Co.	1,739	183,308
Graco, Inc.	5,768	452,327
GXO Logistics, Inc.*	684	55,944
HEICO Corp.	191	24,223
HEICO Corp., Class A	359	41,012
Hexcel Corp.*	358	20,302
Honeywell International, Inc.	625	144,944
Howmet Aerospace, Inc.	415	13,176
Hubbell, Inc.	1,746	359,868
Huntington Ingalls Industries, Inc.	1,435	292,984
IAA, Inc.*	874	46,427
IDEX Corp.	1,295	290,080
IHS Markit Ltd.	1,833	221,060
Illinois Tool Works, Inc.	976	227,271
ITT, Inc.	3,544	339,054
Jacobs Engineering Group, Inc.	4,740	639,710
JB Hunt Transport Services, Inc.	3,175	563,245
Johnson Controls International PLC	8,039	601,317

	Number of Shares	Value
Industrials (Continued)
Kansas City Southern	1,604	$450,195
Kirby Corp.*	564	30,225
Knight-Swift Transportation Holdings, Inc.	4,581	237,891
L3Harris Technologies, Inc.	1,109	258,408
Landstar System, Inc.	2,277	382,604
Leidos Holdings, Inc.	1,470	144,222
Lennox International, Inc.	1,314	440,427
Lincoln Electric Holdings, Inc.	2,288	319,428
Lockheed Martin Corp.	421	151,476
ManpowerGroup, Inc.	4,386	532,548
Masco Corp.	7,016	426,012
MasTec, Inc.*	1,856	169,713
Mercury Systems, Inc.*	134	6,751
Middleby Corp.*	1,252	229,041
MSA Safety, Inc.	1,044	170,005
MSC Industrial Direct Co., Inc., Class A	2,959	249,177
Nielsen Holdings PLC	14,108	302,758
Nordson Corp.	278	66,331
Norfolk Southern Corp.	1,081	274,077
Northrop Grumman Corp.	705	259,229
nVent Electric PLC	2,192	75,317
Old Dominion Freight Line, Inc.	1,408	406,518
Oshkosh Corp.	1,332	152,621
Otis Worldwide Corp.	4,978	459,071
Owens Corning	3,482	332,705
PACCAR, Inc.	1,629	133,366
Parker-Hannifin Corp.	516	153,082
Pentair PLC (a)	8,283	639,116
Quanta Services, Inc.	13,535	1,381,924
Regal Beloit Corp.	2,101	313,931
Republic Services, Inc.	3,098	384,555
Robert Half International, Inc.	6,132	634,049
Rockwell Automation, Inc.	473	153,938
Rollins, Inc.	3,891	151,438
Roper Technologies, Inc.	203	98,106
Ryder System, Inc.	4,006	318,437
Schneider National, Inc., Class B	2,482	55,944
Science Applications International Corp.	1,213	102,171
Sensata Technologies Holding PLC*	2,960	175,173
Shoals Technologies Group, Inc., Class A*(a)	2,297	74,813
SiteOne Landscape Supply, Inc.*	970	194,097
Snap-on, Inc.	3,774	848,961
Stanley Black & Decker, Inc.	1,609	310,971
Stericycle, Inc.*	1,869	130,082
Textron, Inc.	4,339	315,315
Timken Co.	2,821	207,456
Toro Co.	5,222	574,107
Trane Technologies PLC	3,407	676,290
TransDigm Group, Inc.*	81	49,205
TransUnion	951	115,575
Trex Co., Inc.*(a)	1,233	135,334
Union Pacific Corp.	450	97,578
United Parcel Service, Inc., Class B	1,597	312,421
United Rentals, Inc.*	628	221,464
Univar Solutions, Inc.*	1,147	27,081

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Industrials (Continued)
Valmont Industries, Inc.	1,816	$451,930
Verisk Analytics, Inc.	530	106,933
Vertiv Holdings Co.	3,225	90,848
W.W. Grainger, Inc.	1,066	462,324
Waste Management, Inc.	2,230	345,895
Watsco, Inc.	2,416	672,663
Westinghouse Air Brake Technologies Corp.	1,295	116,278
Woodward, Inc.	995	120,335
XPO Logistics, Inc.*	684	59,446
Xylem, Inc.	3,171	432,239

(Cost $26,452,243)		35,670,788

Information Technology — 18.9%
Accenture PLC, Class A	547	184,098
Adobe, Inc.*	126	83,626
Advanced Micro Devices, Inc.*	660	73,075
Akamai Technologies, Inc.*	2,374	268,855
Allegro MicroSystems, Inc.*	2,075	62,354
Amdocs Ltd.	10,690	823,451
Amphenol Corp., Class A	7,942	608,595
Analog Devices, Inc.	7,433	1,211,207
ANSYS, Inc.*	533	194,737
Apple, Inc.	2,091	317,477
Applied Materials, Inc.	3,635	491,198
Arista Networks, Inc.*	624	230,587
Arrow Electronics, Inc.*	7,226	875,936
Aspen Technology, Inc.*	2,574	333,333
Atlassian Corp. PLC, Class A*	259	95,069
Autodesk, Inc.*	654	202,799
Automatic Data Processing, Inc.	1,316	275,097
Avnet, Inc.	9,677	391,531
Bentley Systems, Inc., Class B (a)	3,217	207,464
Black Knight, Inc.*	349	26,409
Broadcom, Inc.	252	125,297
Broadridge Financial Solutions, Inc.	2,662	458,450
Brooks Automation, Inc.	932	79,183
Cadence Design Systems, Inc.*	3,601	588,691
CDK Global, Inc.	3,442	143,187
CDW Corp.	4,097	821,899
Ciena Corp.*	1,393	79,582
Cirrus Logic, Inc.*	2,538	212,354
Cisco Systems, Inc.	1,934	114,145
Citrix Systems, Inc.	977	100,504
Cognex Corp.	1,861	164,922
Cognizant Technology Solutions Corp., Class A	15,280	1,166,017
CommScope Holding Co., Inc.*	1,411	22,294
Concentrix Corp.*	1,196	207,374
Corning, Inc.	11,988	479,400
Datto Holding Corp.*	628	16,014
Dell Technologies, Inc., Class C*	11,680	1,138,333
DocuSign, Inc.*	106	31,401
Dolby Laboratories, Inc., Class A	4,409	436,976
Dropbox, Inc., Class A*	2,691	85,332
Duck Creek Technologies, Inc.*	1,289	60,106
DXC Technology Co.*	1,662	61,029

	Number of Shares	Value
Information Technology (Continued)
Entegris, Inc.	4,780	$574,269
EPAM Systems, Inc.*	2,004	1,268,151
Euronet Worldwide, Inc.*	145	19,318
F5 Networks, Inc.*	2,680	545,568
Fair Isaac Corp.*	167	76,777
Fidelity National Information Services, Inc.	282	36,031
FireEye, Inc.*	915	16,644
First Solar, Inc.*	861	80,934
Fiserv, Inc.*	605	71,263
Five9, Inc.*	89	14,082
FleetCor Technologies, Inc.*	255	67,136
Fortinet, Inc.*	2,052	646,667
Gartner, Inc.*	3,516	1,085,530
Genpact Ltd.	4,203	218,052
Global Payments, Inc.	293	47,654
Globant SA*	268	86,371
GoDaddy, Inc., Class A*	320	23,459
Guidewire Software, Inc.*	165	19,546
Hewlett Packard Enterprise Co.	46,407	717,452
HP, Inc.	87,325	2,597,045
HubSpot, Inc.*	131	89,666
Intel Corp.	1,587	85,793
International Business Machines Corp.	2,182	306,222
Intuit, Inc.	739	418,355
IPG Photonics Corp.*	494	84,316
Jabil, Inc.	10,712	661,787
Jack Henry & Associates, Inc.	404	71,258
Jamf Holding Corp.*(a)	1,108	38,946
Juniper Networks, Inc.	6,332	183,501
Keysight Technologies, Inc.*	1,580	283,420
KLA Corp.	2,413	820,323
Lam Research Corp.	508	307,249
Littelfuse, Inc.	550	156,970
Lumentum Holdings, Inc.*(a)	124	10,743
Manhattan Associates, Inc.*	949	154,678
Marvell Technology, Inc.	3,373	206,394
Mastercard, Inc., Class A	40	13,849
McAfee Corp., Class A	1,380	36,653
Microchip Technology, Inc.	1,038	163,340
Micron Technology, Inc.*	3,452	254,412
Microsoft Corp.	574	173,279
MKS Instruments, Inc.	1,246	183,386
Monolithic Power Systems, Inc.	1,178	583,028
Motorola Solutions, Inc.	2,099	512,618
National Instruments Corp.	2,208	92,339
NCR Corp.*	4,197	178,289
NetApp, Inc.	17,127	1,523,104
NortonLifeLock, Inc.	7,877	209,213
Nuance Communications, Inc.*	7,667	422,068
NVIDIA Corp.	120	26,862
NXP Semiconductors NV	1,489	320,329
ON Semiconductor Corp.*	1,432	63,524
Oracle Corp.	1,949	173,714
Palo Alto Networks, Inc.*	681	313,968
Paychex, Inc.	4,036	462,001
Paycom Software, Inc.*	148	72,357

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Information Technology (Continued)
Paylocity Holding Corp.*	141	$37,957
PayPal Holdings, Inc.*	110	31,753
Paysafe Ltd.*	4,071	34,441
Proofpoint, Inc.*(b)	825	145,200
PTC, Inc.*	1,075	141,534
Qorvo, Inc.*	4,884	918,339
QUALCOMM, Inc.	1,039	152,411
salesforce.com, Inc.*	249	66,052
ServiceNow, Inc.*	206	132,590
Skyworks Solutions, Inc.	2,645	485,252
Snowflake, Inc., Class A*	56	17,044
Square, Inc., Class A*(a)	149	39,942
SS&C Technologies Holdings, Inc.	2,908	220,019
Switch, Inc., Class A (a)	1,207	29,946
SYNNEX Corp.	4,119	523,401
Synopsys, Inc.*	1,712	568,795
Teledyne Technologies, Inc.*	315	145,965
Teradata Corp.*	3,593	196,501
Teradyne, Inc.	4,725	573,804
Texas Instruments, Inc.	1,949	372,084
Trimble, Inc.*	3,107	292,742
Tyler Technologies, Inc.*	682	331,247
Ubiquiti, Inc. (a)	56	18,220
Unity Software, Inc.*(a)	266	33,715
Universal Display Corp.	294	61,325
VeriSign, Inc.*	1,061	229,452
Viasat, Inc.*	617	31,862
Visa, Inc., Class A (a)	82	18,786
VMware, Inc., Class A*(a)	1,180	175,667
Vontier Corp.	7,718	280,704
Western Digital Corp.*	1,125	71,100
Western Union Co.	7,214	156,111
WEX, Inc.*	121	22,212
Workday, Inc., Class A*	427	116,639
Xerox Holdings Corp.	4,192	94,362
Xilinx, Inc.	2,053	319,426
Zebra Technologies Corp., Class A*	879	516,122
Zendesk, Inc.*(a)	321	39,676

(Cost $28,596,565)		39,061,689

Materials — 7.9%
Air Products and Chemicals, Inc.	806	217,225
Albemarle Corp.	1,503	355,820
Alcoa Corp.*	1,445	64,115
Amcor PLC	23,534	302,412
AptarGroup, Inc.	1,759	237,113
Ardagh Group SA	601	15,788
Ashland Global Holdings, Inc.	234	21,320
Avery Dennison Corp.	2,941	662,872
Axalta Coating Systems Ltd.*	2,646	80,809
Ball Corp.	1,783	171,097
Berry Global Group, Inc.*	8,231	552,876
Celanese Corp.	6,609	1,048,187
CF Industries Holdings, Inc.	6,008	272,883
Chemours Co. (a)	1,088	36,459
Corteva, Inc.	12,202	536,522
Crown Holdings, Inc.	4,516	495,812

	Number of Shares	Value
Materials (Continued)
Dow, Inc.	3,593	$226,000
DuPont de Nemours, Inc.	1,845	136,567
Eagle Materials, Inc.	4,040	633,634
Eastman Chemical Co.	4,794	542,489
Ecolab, Inc.	428	96,454
Element Solutions, Inc.	6,092	138,471
FMC Corp.	1,070	100,184
Freeport-McMoRan, Inc.	1,756	63,901
Graphic Packaging Holding Co.	11,874	243,654
Huntsman Corp.	9,728	257,111
International Flavors & Fragrances, Inc.	464	70,296
International Paper Co.	18,376	1,104,214
Louisiana-Pacific Corp.	7,822	496,228
LyondellBasell Industries NV, Class A	1,803	180,931
Martin Marietta Materials, Inc.	1,106	421,662
Mosaic Co.	6,386	205,501
NewMarket Corp.	75	26,230
Newmont Corp.	5,403	313,320
Nucor Corp.	8,621	1,013,485
Olin Corp.	706	35,187
Packaging Corp. of America	3,345	507,437
PPG Industries, Inc.	2,231	355,956
Reliance Steel & Aluminum Co.	5,490	823,720
Royal Gold, Inc.	582	64,794
RPM International, Inc.	1,916	157,668
Scotts Miracle-Gro Co.	2,569	402,896
Sealed Air Corp.	7,076	431,848
Sherwin-Williams Co.	1,053	319,765
Silgan Holdings, Inc.	2,919	123,853
Sonoco Products Co.	4,494	293,458
Southern Copper Corp.	1,048	65,594
Steel Dynamics, Inc.	5,756	388,472
Valvoline, Inc.	4,226	127,456
Vulcan Materials Co.	1,405	261,232
W.R. Grace & Co.	943	65,671
Westlake Chemical Corp.	1,172	102,374
Westrock Co.	8,900	463,156

(Cost $12,966,781)		16,332,179

Real Estate — 5.2%
Alexandria Real Estate Equities, Inc. REIT	583	120,314
American Campus Communities, Inc. REIT	1,069	54,359
American Homes 4 Rent, Class A REIT	2,685	112,609
American Tower Corp. REIT	112	32,723
Americold Realty Trust REIT	993	36,483
Apartment Income REIT Corp. REIT	1,614	82,024
AvalonBay Communities, Inc. REIT	1,362	312,688
Boston Properties, Inc. REIT	2,229	251,855
Brixmor Property Group, Inc. REIT	4,309	101,046
Camden Property Trust REIT	908	136,236
CBRE Group, Inc., Class A*	9,927	955,970
CoreSite Realty Corp. REIT	344	51,039
Cousins Properties, Inc. REIT	2,459	94,819
Crown Castle International Corp. REIT	323	62,885
CubeSmart REIT	6,580	352,030
CyrusOne, Inc. REIT	245	18,860

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2021

	Number of Shares	Value
Real Estate (Continued)
Digital Realty Trust, Inc. REIT	342	$56,057
Douglas Emmett, Inc. REIT	1,057	34,892
Duke Realty Corp. REIT	3,777	198,330
Equinix, Inc. REIT	47	39,642
Equity LifeStyle Properties, Inc. REIT	1,549	131,773
Equity Residential REIT	3,489	293,320
Essex Property Trust, Inc. REIT	770	254,670
Extra Space Storage, Inc. REIT	3,265	610,261
Federal Realty Investment Trust REIT	730	88,892
First Industrial Realty Trust, Inc. REIT	3,468	194,173
Gaming and Leisure Properties, Inc. REIT	1,175	57,928
Healthcare Trust of America, Inc., Class A REIT	1,208	36,639
Healthpeak Properties, Inc. REIT	3,983	143,388
Highwoods Properties, Inc. REIT	3,542	161,834
Howard Hughes Corp.*	200	18,106
Hudson Pacific Properties, Inc. REIT	629	16,593
Invitation Homes, Inc. REIT	2,571	105,874
Iron Mountain, Inc. REIT	10,703	511,068
Jones Lang LaSalle, Inc.*	3,112	754,442
Kilroy Realty Corp. REIT	990	64,994
Kimco Realty Corp. REIT	22,795	496,703
Lamar Advertising Co., Class A REIT	1,665	189,527
Life Storage, Inc. REIT	2,362	293,927
Medical Properties Trust, Inc. REIT	4,130	84,582
Mid-America Apartment Communities, Inc. REIT	1,269	244,118
National Retail Properties, Inc. REIT	2,336	111,217
Omega Healthcare Investors, Inc. REIT	556	18,643
Prologis, Inc. REIT	896	120,655
Public Storage REIT	1,649	533,633
Rayonier, Inc. REIT	2,257	83,012
Realty Income Corp. REIT (a)	896	64,709
Regency Centers Corp. REIT	1,031	70,747
Rexford Industrial Realty, Inc. REIT (a)	1,199	74,254
SBA Communications Corp. REIT	51	18,307
Simon Property Group, Inc. REIT	1,046	140,635
SL Green Realty Corp. REIT (a)	2,772	194,262
Spirit Realty Capital, Inc. REIT	777	40,225
STORE Capital Corp. REIT	2,182	78,705
Sun Communities, Inc. REIT	461	92,887
UDR, Inc. REIT	1,897	102,476
Ventas, Inc. REIT	852	47,661
VEREIT, Inc. REIT	1,850	93,481
VICI Properties, Inc. REIT (a)	7,328	226,508
Welltower, Inc. REIT	551	48,229
Weyerhaeuser Co. REIT	13,861	498,996
WP Carey, Inc. REIT (a)	1,674	130,773

(Cost $8,299,924)		10,647,688

Utilities — 4.3%
AES Corp.	28,012	668,646
Alliant Energy Corp.	3,427	208,327
Ameren Corp.	3,631	318,511
American Electric Power Co., Inc.	2,764	247,571
American Water Works Co., Inc.	1,441	262,622
Atmos Energy Corp.	1,195	116,524

	Number of Shares	Value
Utilities (Continued)
Avangrid, Inc. (a)	1,477	$80,718
Brookfield Renewable Corp., Class A (a)	1,031	45,168
CenterPoint Energy, Inc. (a)	8,021	201,247
CMS Energy Corp.	3,072	197,007
Consolidated Edison, Inc.	3,112	234,800
Dominion Energy, Inc.	1,058	82,355
DTE Energy Co.	4,502	541,771
Duke Energy Corp.	2,859	299,223
Edison International	2,654	153,507
Entergy Corp.	3,040	336,254
Essential Utilities, Inc.	954	47,347
Evergy, Inc.	3,406	233,141
Eversource Energy	1,670	151,519
Exelon Corp.	8,755	429,170
FirstEnergy Corp.	3,438	133,635
Hawaiian Electric Industries, Inc.	3,616	157,658
IDACORP, Inc.	1,530	161,186
MDU Resources Group, Inc.	12,306	395,884
National Fuel Gas Co.	3,181	164,808
NextEra Energy, Inc.	1,162	97,596
NiSource, Inc.	6,194	152,682
NRG Energy, Inc.	3,165	144,546
OGE Energy Corp.	3,220	114,020
Pinnacle West Capital Corp.	3,014	231,777
PPL Corp.	10,934	320,913
Public Service Enterprise Group, Inc.	8,040	514,078
Sempra Energy	2,333	308,796
Southern Co.	4,731	310,969
UGI Corp.	8,583	397,479
Vistra Corp.	3,207	61,222
WEC Energy Group, Inc.	2,229	210,596
Xcel Energy, Inc.	3,125	214,844

(Cost $7,899,899)		8,948,117

TOTAL COMMON STOCKS (Cost $159,988,321)		205,738,324

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $639,018)	639,018	639,018

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $426,619)	426,619	426,619

TOTAL INVESTMENTS — 100.3% (Cost $161,053,958)		$206,803,961
Other assets and liabilities, net — (0.3%)		(644,199)

NET ASSETS — 100.0%		$206,159,762

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

August 31, 2021

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
50,625	588,393	(e)	—	—	—	25	—	639,018	639,018

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
1,498,098	7,284,011		(8,355,490)	—	—	362	—	426,619	426,619

1,548,723	7,872,404		(8,355,490)	—	—	387	—	1,065,637	1,065,637

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $4,809,459, which is 2.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,257,814.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

REIT:	Real Estate Investment Trust

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	2	$426,645	$452,050	9/17/2021	$25,405

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$205,593,124	$—	$145,200	$205,738,324
Short-Term Investments (f)	1,065,637	—	—	1,065,637
Derivatives (g)
Futures Contracts	25,405	—	—	25,405

TOTAL	$206,684,166	$—	$145,200	$206,829,366

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2021, the amount of transfers from Level 1 to Level 3 was $64,486. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	54

This Page is Intentionally Left Blank

55

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2021

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Assets
Investment in non-affiliated securities at value	$70,315,244	$800,602,903	$39,493,850	$205,738,324
Investment in affiliated securities at value	—	356,205	—	—
Investment in DWS Government Money Market Series	6,186	985,575	187,481	426,619
Investment in DWS Government & Agency Securities Portfolio*	990,427	430,881	18,629	639,018
Cash	—	—	—	26
Foreign currency at value	154,868	456,248	—	—
Deposit with broker for futures contracts	18,177	104,553	11,500	23,000
Receivables:
Investment securities sold	—	9,138,577	—	—
Capital shares	—	4,256,643	—	—
Variation margin on futures contracts	—	80,040	—	—
Dividends	161,785	1,281,082	50,613	249,595
Interest	1	36	6	13
Securities lending income	928	1,948	89	890
Foreign tax reclaim	46,584	208,278	—	—

Total assets	$71,694,200	$817,902,969	$39,762,168	$207,077,485

Liabilities
Payable upon return of securities loaned	$990,427	$430,881	$18,629	$639,018
Payables:
Investment securities purchased	—	10,407,637	—	248,955
Capital shares	—	4,247,396	—	—
Investment advisory fees	14,599	60,496	6,038	29,280
Variation margin on futures contracts	330	—	235	470

Total liabilities	1,005,356	15,146,410	24,902	917,723

Net Assets, at value	$70,688,844	$802,756,559	$39,737,266	$206,159,762

Net Assets Consist of
Paid-in capital	$67,659,275	$629,965,555	$36,001,703	$184,958,408
Distributable earnings (loss)	3,029,569	172,791,004	3,735,563	21,201,354

Net Assets, at value	$70,688,844	$802,756,559	$39,737,266	$206,159,762

Number of Common Shares outstanding	2,150,001	9,450,001	950,001	4,450,001

Net Asset Value	$32.88	$84.95	$41.83	$46.33

Investment in non-affiliated securities at cost	$55,524,211	$629,932,162	$32,260,939	$159,988,321

Investment in affiliated securities at cost	$—	$284,921	$—	$—

Value of securities loaned	$1,107,618	$10,706,170	$785,717	$4,809,459

Investment in DWS Government Money Market Series at cost	$6,186	$985,575	$187,481	$426,619

Investment in DWS Government & Agency Securities Portfolio at cost*	$990,427	$430,881	$18,629	$639,018

Non-cash collateral for securities on loan	$185,153	$10,662,668	$788,522	$4,257,814

Foreign currency at cost	$154,600	$455,876	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2021

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Investment Income
Unaffiliated dividend income*	$1,736,583	$13,604,795	$1,202,040	$2,658,518
Income distributions from affiliated funds	39	249	142	362
Affiliated securities lending income	116	233	2	25
Unaffiliated non-cash dividend income	421,182	—	—	150,840
Unaffiliated securities lending income, net of borrower rebates	11,336	30,531	1,346	18,274

Total investment income	2,169,256	13,635,808	1,203,530	2,828,019

Expenses
Investment advisory fees	253,793	674,770	134,449	307,219
Other expenses	57	30	172	57

Total expenses	253,850	674,800	134,621	307,276

Less fees waived (see note 3):
Waiver	(79,819)	(310)	(220)	(569)

Net expenses	174,031	674,490	134,401	306,707

Net investment income (loss)	1,995,225	12,961,318	1,069,129	2,521,312

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	270,400	667,114	(59,878)	(1,001,684)
Investments in affiliates	1,180	(187)	—	—
In-kind redemptions	5,165,328	65,816,748	28,511,525	24,006,634
In-kind redemptions in affiliates	23	62,756	—	—
Futures contracts	113,349	371,234	165,327	392,378
Foreign currency transactions	(4,773)	(65,083)	—	(2,860)

Net realized gain (loss)	5,545,507	66,852,582	28,616,974	23,394,468
Net change in unrealized appreciation (depreciation) on:
Investments	7,498,557	147,574,352	(7,456,007)	28,367,504
Investments in affiliates	(1,669)	52,682	—	—
Futures contracts	(15,911)	26,119	(58,522)	(83,947)
Foreign currency translations	(9,250)	(6,327)	—	—

Net change in unrealized appreciation (depreciation)	7,471,727	147,646,826	(7,514,529)	28,283,557

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	13,017,234	214,499,408	21,102,445	51,678,025

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,012,459	$227,460,726	$22,171,574	$54,199,337

* Unaffiliated foreign tax withheld	$266,323	$539,661	$—	$114

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Multifactor ETF		Xtrackers MSCI Kokusai Equity ETF
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	For the Period April 8, 2020(1) to August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,995,225	$1,708,506	$12,961,318	$767,418
Net realized gain (loss)	5,545,507	(6,610,086)	66,852,582	1,295,060
Net change in net unrealized appreciation (depreciation)	7,471,727	8,981,710	147,646,826	23,140,960

Net increase (decrease) in net assets resulting from operations	15,012,459	4,080,130	227,460,726	25,203,438

Distributions to Shareholders	(2,769,501)	(2,471,676)	(11,461,571)	—

Fund Shares Transactions
Proceeds from shares sold	3,122,218	13,809,804	738,181,720	115,024,649
Value of shares redeemed	(17,052,937)	(15,395,512)	(283,087,229)	(8,565,224)

Net increase (decrease) in net assets resulting from fund share transactions	(13,930,719)	(1,585,708)	455,094,491	106,459,425

Total net increase (decrease) in Net Assets	(1,687,761)	22,746	671,093,646	131,662,863

Net Assets
Beginning of period	72,376,605	72,353,859	131,662,913	50

End of period	$70,688,844	$72,376,605	$802,756,559	$131,662,913

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,600,001	2,700,001	2,000,001	1
Shares sold	100,000	550,000	11,250,000	2,150,000
Shares redeemed	(550,000)	(650,000)	(3,800,000)	(150,000)

Shares outstanding, end of period	2,150,001	2,600,001	9,450,001	2,000,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF		Xtrackers Russell US Multifactor ETF
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,069,129	$1,866,796	$2,521,312	$3,260,210
Net realized gain (loss)	28,616,974	4,545,372	23,394,468	(1,248,251)
Net change in net unrealized appreciation (depreciation)	(7,514,529)	10,910,970	28,283,557	(2,005,958)

Net increase (decrease) in net assets resulting from operations	22,171,574	17,323,138	54,199,337	6,001

Distributions to Shareholders	(1,304,404)	(2,168,938)	(2,600,903)	(3,463,473)

Fund Shares Transactions
Proceeds from shares sold	22,826,382	24,136,207	79,876,610	74,739,642
Value of shares redeemed	(104,524,407)	(49,740,049)	(75,144,279)	(124,756,049)

Net increase (decrease) in net assets resulting from fund share transactions	(81,698,025)	(25,603,842)	4,732,331	(50,016,407)

Total net increase (decrease) in Net Assets	(60,830,855)	(10,449,642)	56,330,765	(53,473,879)

Net Assets
Beginning of year	100,568,121	111,017,763	149,828,997	203,302,876

End of year	$39,737,266	$100,568,121	$206,159,762	$149,828,997

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,200,001	4,100,001	4,300,001	6,000,001
Shares sold	700,000	900,000	1,950,000	2,250,000
Shares redeemed	(2,950,000)	(1,800,000)	(1,800,000)	(3,950,000)

Shares outstanding, end of year	950,001	3,200,001	4,450,001	4,300,001

See Notes to Financial Statements.	59

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Multifactor ETF Selected Per Share Data	Years Ended August 31,
	2021	2020		2019		2018	2017
Net Asset Value, beginning of year	$27.84	$26.80		$28.84		$28.17	$25.41

Income (loss) from investment operations:
Net investment income (loss)(a)	0.84	0.62		0.83		0.77	0.54
Net realized and unrealized gain (loss)	5.35	1.32		(2.11)		0.72	3.19

Total from investment operations	6.19	1.94		(1.28)		1.49	3.73

Less distributions from:
Net investment income	(1.15)	(0.90)		(0.76)		(0.82)	(0.97)

Total distributions	(1.15)	(0.90)		(0.76)		(0.82)	(0.97)

Net Asset Value, end of year	$32.88	$27.84		$26.80		$28.84	$28.17

Total Return (%)	22.69 (b)	7.49	(b)	(4.51	)(b)	5.32	15.16

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	71	72		72		59	15
Ratio of expenses before fee waiver (%)	0.35	0.35		0.35		0.35	0.35
Ratio of expenses after fee waiver (%)	0.24	0.24		0.29		0.35	0.35
Ratio of net investment income (loss) (%)	2.75	2.37		3.05		2.62	2.10
Portfolio turnover rate (%)(c)	53	43		51		45	45

Xtrackers MSCI Kokusai Equity ETF Selected Per Share Data	Year Ended 8/31/2021	Period Ended 8/31/2020(d)
Net Asset Value, beginning of period	$65.83	$50.00

Income (loss) from investment operations:
Net investment income (loss)(a)	1.28	0.49
Net realized and unrealized gain (loss)	18.91	15.34

Total from investment operations	20.19	15.83

Less distributions from:
Net investment income	(1.06)	—
Net realized gains	(0.01)	—

Total distributions	(1.07)	—

Net Asset Value, end of period	$84.95	$65.83

Total Return (%)(b)	30.87	31.66	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	803	132
Ratio of expenses before fee waiver (%)	0.09	0.09	*
Ratio of expenses after fee waiver (%)	0.09	0.09	*
Ratio of net investment income (loss) (%)	1.73	2.08	*
Portfolio turnover rate (%)(c)	6	7	**

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	60

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2018(a)
	2021	2020	2019
Net Asset Value, beginning of period	$31.43	$27.08	$27.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.52	0.52	0.51	0.21
Net realized and unrealized gain (loss)	10.44	4.42	(0.25)	2.16

Total from investment operations	10.96	4.94	0.26	2.37

Less distributions from:
Net investment income	(0.56)	(0.59)	(0.47)	(0.08)

Total distributions	(0.56)	(0.59)	(0.47)	(0.08)

Net Asset Value, end of period	$41.83	$31.43	$27.08	$27.29

Total Return (%)	35.25 (c)	18.72 (c)	1.03 (c)	9.52	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	40	101	111	61
Ratio of expenses before fee waiver (%)	0.19	0.19	0.19	0.19	*
Ratio of expenses after fee waiver (%)	0.19	0.19	0.19	0.19	*
Ratio of net investment income (loss) (%)	1.51	1.85	1.93	2.00	*
Portfolio turnover rate (%)(d)	13	22	31	26	**

Xtrackers Russell US Multifactor ETF Selected Per Share Data	Years Ended August 31,
	2021	2020	2019	2018		2017
Net Asset Value, beginning of year	$34.84	$33.88	$33.93	$29.47		$26.76

Income (loss) from investment operations:
Net investment income (loss)(b)	0.56	0.62	0.57	0.52		0.51
Net realized and unrealized gain (loss)	11.47	0.96 (e)	(0.09)	4.44		2.85

Total from investment operations	12.03	1.58	0.48	4.96		3.36

Less distributions from:
Net investment income	(0.54)	(0.62)	(0.53)	(0.50)		(0.65)

Total distributions	(0.54)	(0.62)	(0.53)	(0.50)		(0.65)

Net Asset Value, end of year	$46.33	$34.84	$33.88	$33.93		$29.47

Total Return (%)(c)	34.85	4.93	1.53	16.97		12.75

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of year ($ millions)	206	150	203	171		100
Ratio of expenses before fee waiver (%)	0.17	0.17	0.17	0.19		0.23
Ratio of expenses after fee waiver (%)	0.17	0.17	0.17	0.18		0.21
Ratio of net investment income (loss) (%)	1.40	1.85	1.77	1.62		1.83
Portfolio turnover rate (%)(d)	39	47	48	45		67

(a)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	61

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Multifactor ETF*
Xtrackers MSCI Kokusai Equity ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Xtrackers Russell US Multifactor ETF**

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Multifactor ETF*	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell US Multifactor ETF**	Russell 1000 Comprehensive Factor Index

*	On January 28, 2021, the Fund changed its name from Xtrackers FTSE Developed ex US Comprehensive Factor ETF to Xtrackers FTSE Developed ex US Multifactor ETF.

**	On January 28, 2021, the Fund changed its name from Xtrackers Russell 1000 Comprehensive Factor ETF to Xtrackers Russell US Multifactor ETF.

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The index is reviewed quarterly in February, May, August and November, with the objective of reflecting change in the underlying equity markets in a timely manner, while limiting undue index turnover. During the May and November semi-annual index reviews, the index is rebalanced and the large and mid capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer

62

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI Kokusai Equity ETF is diversified. Xtrackers MSCI Kokusai Equity ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean

63

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Prior to March 1, 2021 it was the policy of Xtrackers MSCI Kokusai Equity ETF to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

64

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2021, the Funds did not incur any interest or penalties.

As of August 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers FTSE Developed ex US Multifactor ETF	$753,053	$(11,327,048)	$13,603,564	$3,029,569
Xtrackers MSCI Kokusai Equity ETF	2,835,471	—	169,955,533	172,791,004
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	93,484	(3,412,401)	7,054,480	3,735,563
Xtrackers Russell US Multifactor ETF	468,036	(23,194,781)	43,928,099	21,201,354

The tax character of dividends and distributions declared for the years ended August 31, 2021 and August 31, 2020 were as follows:

	Year Ended August 31, 2021
	Ordinary Income*	Long Term Capital Gains
Xtrackers FTSE Developed ex US Multifactor ETF	$2,769,501	$—
Xtrackers MSCI Kokusai Equity ETF	11,426,407	35,164
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1,304,404	—
Xtrackers Russell US Multifactor ETF	2,600,903	—

Year Ended August 31, 2020
Ordinary Income*
Xtrackers FTSE Developed ex US Multifactor ETF	$2,471,676
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	2,168,938
Xtrackers Russell US Multifactor ETF	3,463,473

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$4,361,472	$6,965,576	$11,327,048
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	453,671	2,958,730	3,412,401
Xtrackers Russell US Multifactor ETF	14,999,514	8,195,267	23,194,781

For the fiscal year ended August 31, 2021, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and equalization.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers FTSE Developed ex US Multifactor ETF	$(4,813,950)	$4,813,950
Xtrackers MSCI Kokusai Equity ETF	(67,159,632)	67,159,632
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(27,255,407)	27,255,407
Xtrackers Russell US Multifactor ETF	(23,436,089)	23,436,089

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As of August 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$57,709,682	$13,602,175	$15,353,361	$(1,751,186)
Xtrackers MSCI Kokusai Equity ETF	632,419,518	169,955,856	176,074,827	(6,118,971)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	32,465,480	7,054,480	7,649,954	(595,474)
Xtrackers Russell US Multifactor ETF	162,875,862	43,928,099	45,100,533	(1,172,434)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2021, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.02% annualized effective rate as of August 31, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of August 31, 2021, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers FTSE Developed ex US Multifactor ETF
Common Stocks	$990,427	$797	$—	$184,356	$1,175,580

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,175,580

Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$430,881	$21,046	$200,893	$10,440,729	$11,093,549

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$11,093,549

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Common Stocks	$18,629	$1,704	$32,684	$754,134	$807,151

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$807,151

Xtrackers Russell US Multifactor ETF
Common Stocks	$639,018	$24,248	$138,380	$4,095,186	$4,896,832

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$4,896,832

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2021, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2021 is included in a table following the Funds’ Schedule of Investments.

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Notes to Financial Statements (Unaudited) (Continued)

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$2,691

Xtrackers MSCI Kokusai Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$47,477	Unrealized depreciation on futures contracts*	$1,393

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Equity contracts	Unrealized appreciation on futures contracts*	$13,743	Unrealized depreciation on futures contracts*	$—

Xtrackers Russell US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$25,405	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$113,349
Xtrackers MSCI Kokusai Equity ETF	371,234
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	165,327
Xtrackers Russell US Multifactor ETF	392,378

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$(15,911)
Xtrackers MSCI Kokusai Equity ETF	26,119
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(58,522)
Xtrackers Russell US Multifactor ETF	(83,947)

For the year ended August 31, 2021 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Multifactor ETF	$375,315
Xtrackers MSCI Kokusai Equity ETF	1,344,255
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	400,865
Xtrackers Russell US Multifactor ETF	919,660

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may

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Notes to Financial Statements (Unaudited) (Continued)

invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.35%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

The Advisor for Xtrackers FTSE Developed ex US Multifactor ETF has contractually agreed, until December 17, 2021, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.24% of the Fund’s average daily net assets. For the year ended August 31, 2021, the Advisor waived $79,763 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2021, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Multifactor ETF	$56
Xtrackers MSCI Kokusai Equity ETF	310
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	220
Xtrackers Russell US Multifactor ETF	569

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Investment Portfolio Transactions

For the year ended August 31, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$38,772,012	$37,422,000
Xtrackers MSCI Kokusai Equity ETF	41,878,214	44,044,943
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	9,934,610	9,318,438
Xtrackers Russell US Multifactor ETF	69,246,992	68,857,046

For the year ended August 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$—	$16,257,151
Xtrackers MSCI Kokusai Equity ETF	735,592,934	278,036,276
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	22,601,841	104,523,207
Xtrackers Russell US Multifactor ETF	79,855,839	73,588,153

5. Fund Share Transactions

As of August 31, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers FTSE Developed ex US Multifactor ETF (formerly Xtrackers FTSE Developed ex US Comprehensive Factor ETF), Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF (formerly Xtrackers Russell 1000 Comprehensive Factor ETF) and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers FTSE Developed ex US Multifactor ETF (formerly Xtrackers FTSE Developed Ex US Comprehensive Factor ETF), Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF (formerly Xtrackers Russell 1000 Comprehensive Factor ETF) (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting DBX ETF Trust) at August 31, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers FTSE Developed ex US Multifactor ETF Xtrackers Russell US Multifactor ETF	For the year ended August 31, 2021	For each of the two years in the period ended August 31, 2021	For each of the five years in the period ended August 31, 2021
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	For the year ended August 31, 2021	For each of the two years in the period ended August 31, 2021	For each of the three years in the period ended August 31, 2021 and the period from April 5, 2018 (commencement of operations) through August 31, 2018
Xtrackers MSCI Kokusai Equity ETF	For the year ended August 31, 2021	For the year ended August 31, 2021 and the period from April 8, 2020 (commencement of operations) through August 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such

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procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 25, 2021

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	35	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, EyePoint Pharmaceuticals, Inc. (2019-present); Chief Financial Officer, Enzyvant (2018-2019); Chief Executive Officer, 2X Oncology, Inc. (2017- 2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010- present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, 2016-present	Programmes (Head since 2021), of DWS Investment Management Americas, Inc. and Manager and Chief Operating Officer of the Advisor (2016-present). Formerly: Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-2020); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-2020); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Diane Kenneally(5) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present	AFC Compliance US (Senior Team Lead), of DWS Investment Management Americas, Inc.; Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(4) (1978) Vice President, 2016-present	Portfolio Engineering, Systematic Investments Solutions (Head), of DWS Investment Management Americas, Inc. (2018-present); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(5) (1962) Secretary, 2020-present	Legal (Associate General Counsel), DWS US Retail Legal (2003-present), of DWS Investment Management Americas, Inc.; Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust (2019-2020).

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Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(5) (1962) Assistant Secretary, 2020-present	Legal (Senior Team Lead), DWS US Retail Legal, of DWS Investment Management Americas, Inc.; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC (2020-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021).
Paul Antosca(5) (1957) Assistant Treasurer, 2019-present	Fund Administration Tax (Head), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(5) (1959) Assistant Treasurer, 2019-present	Fund Administration (Senior Specialist), of DWS Investment Management Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(6) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	Americas Head of Anti-Financial Crime and AML Officer, of DWS Investment Management Americas, Inc.; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021.); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)	Address: 875 Third Avenue, New York, New York 10022.
(5)	Address: 100 Summer Street, Boston, MA 02110.
(6)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended August 31, 2021.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers FTSE Developed ex US Multifactor ETF	78%	0%
Xtrackers MSCI Kokusai Equity ETF	88%	42%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	100%	99%
Xtrackers Russell US Multifactor ETF	100%	91%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers FTSE Developed ex US Multifactor ETF	$2,422,751	$230,106

76

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

77

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region, generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. KOKU is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

DEEF, DEUS and QARP have been developed solely by DBX Advisors LLC. The Funds are not in any way connected to or sponsored, endorsed, issued, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000 Comprehensive Factor Index and Russell 1000 2Qual/Val 5% Capped Factor Index vest in the relevant LSE Group company which owns the Indexes. “FTSE®” “Russell®” and “FTSE Russell®” are a trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Indexes for the purpose to which it is being put by DBX Advisors LLC.

KOKU is not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY

R-047731-6 (10/21) DBX004975 (10/22)

August 31, 2021

Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

    (Formerly known as Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG))

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for seven of our equity ETFs tracking the environmental, social, and governance (ESG) market for the period ended August 31, 2021.

The global economy staged a rebound from its post-pandemic recession, supported by accommodative fiscal and monetary policies, rapid vaccination rollouts, favorable economic data, and corporate earnings results. Major economies, such as the U.S. and China, witnessed more pronounced recovery, while most developing nations continued to grapple with the emerging “Delta” variant of the virus. The Eurozone economy posted positive growth in Q2 2021 after contracting for two consecutive quarters driven by largely burgeoning household spending.

According to Citigroup, in 2020, half of new EMEA passive funds were launched as “sustainable” funds — passive funds linked to ESG goals. Demand for ESG investments has accelerated in recent years, particularly in Europe, partly driven by growing evidence that companies that perform well on various ESG criteria tend to outperform over the longer term. With advancements in technology, such as artificial intelligence, and the regulatory landscape becoming clearer, ESG-mandated assets are on their way to reaching almost USD35tn by 2025, according to Deloitte. Equities remained the most popular asset class for sustainable investment, due mainly to an increase in the number of sustainable products, market appreciation, and positive inflows.

In the U.S., a favorable unemployment rate along with healthy corporate earnings results, drove a surge in markets in H1 2021. Biden’s administrative policies toward climate change proved to be a growth catalyst in the alternative energy space. The USD2.3tn infrastructure plan is expected to provide a huge impetus to ESG-oriented companies. The growing preference for electric vehicles (EVs) over combustion engines has been at the forefront of this “green revolution.” The industry has seen a massive inflow of funds, prompted partly by government policies to pare carbon emissions. The Eurozone economy began its recovery as lockdown restrictions were eased, shoring up key pandemic-affected sectors, especially the hospitality sector. In its pursuit to become the global bellwether in green initiatives, the European Union (EU) is aiming to cut net CO2 emissions to zero by 2050 to retard climate change. Given the supply-demand imbalance in the market, prices in the “green” sector have seen a significant escalation, with ESG funds turning out to be one of the most crowded trades.

Developments with vaccine administration in emerging markets were mixed, but generally lagged behind those in developed markets. China still leads in sustainable investing among the emerging markets. Following President Xi Jinping’s announcement of China’s net carbon neutrality goals, net flow into ESG funds jumped dramatically in Q4 2020. However, net inflow dipped in H1 2021. Strong performance of many sustainable funds in China, coupled with the government’s new crackdown on national security, technology, and monopolies, led many investors toward profit booking.

While vaccination rollouts in developed nations have been swift, progress remains slow in other parts of the world, and new coronavirus variants, such as “Delta,” remain a viable threat. Accelerating inflation in the U.S. and some emerging markets points to a possible bumpy transition from ultra-low interest rates and easy financing conditions to a post-pandemic “normalized” state. On the ESG front, sustainable investing has only gotten bigger, gathering more steam. The pandemic has shown investors that companies with robust ESG characteristics have, on average, better tools to cope with the changing political and economic environment.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

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DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

The Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR), seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “EMCR Index”). The EMCR index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The fund’s performance reflects the result of the current strategy and the strategy in place prior to August 18, 2021, when the MSCI ACWI ex USA ESG Leaders Equity ETF’s name changed to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF and the Fund’s ticker symbol changed to EMCR. At that time the underlying index replaced the MSCI ACWI ex USA ESG Leaders Index which provides exposure to companies in the developed and emerging markets that exhibit high Environmental, Social and Governance (ESG) performance relative to their sector peers. For the 12-month period ended August 31, 2021 EMCR shares returned 26.80%, compared to the EMCR Index return of 27.32%.

All sectors contributed positively to performance during the period with the greatest contributions coming from Financials, Information Technology and Industrials. From a geographical perspective, Japan, Canada and Taiwan were the major positive contributors, while the United States, Hong Kong and Malaysia contributed negatively to performance.

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG), seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index. (the EASG Index). The EASG Index provides exposure to companies across developed market countries, (except the United States and Canada) that exhibit high environmental, social and governance (ESG) performance relative to their sector peers. For the 12-month period ended August 31, 2021 EASG shares returned 25.28%, compared to the EASG Index return of 25.37%.

All sectors contributed positively to performance during the period with the greatest contributions coming from Financials, Industrials and Information Technology. From a geographical perspective, all the countries contributed positively with the greatest contribution coming from Japan, Netherlands and France.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG), seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the EMSG Index). The EMSG Index is designed to provide exposure to large and mid-sized companies across emerging markets that exhibit high Environmental, Social and Governance (ESG) performance relative to its sector peers. For the 12-month period ended August 31, 2021, EMSG shares returned 18.43%, compared to the EMSG Index return of 18.74%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Financials and Materials. The Consumer Discretionary and Real Estate sectors were the only negative contributors to performance. From a geographical perspective, Taiwan, India and Korea were the major positive contributors, while the United States, Hong Kong and Netherlands contributed negatively to performance.

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG), seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the USSG Index). The USSG Index is designed to provide exposure to large and medium sized companies in US markets that exhibit high Environmental, Social and Governance (ESG) performance relative to its sector peers. For the 12-month period ended August 31, 2021, USSG shares returned 33.48%, compared to the USSG Index return of 33.59%.

All sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Communication Services and Financials.

Xtrackers S&P 500 ESG ETF (SNPE)
Xtrackers S&P 500 ESG ETF (SNPE), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the SNPE Index). The SNPE Index measures the

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

performance of securities that fulfills sustainability criteria, while preserving similar overall industry group weights as S&P 500 index. For the 12-month period ended August 31, 2021 SNPE shares returned 30.16%, compared to the SNPE Index return of 30.27%.

All sectors contributed positively to performance during the period with the greatest contributions coming from Information Technology, Financials and Communication Services.

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P MidCap 400 ESG ETF (MIDE), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400 ESG Index (the MIDE Index). The MIDE Index measures the performance of securities that fulfills sustainability criteria, while preserving similar overall industry group weights as S&P MidCap 400 Index. For the period February 24, 2021 (commencement of operations) to August 31, 2021 MIDE shares returned 9.92%, compared to the MIDE Index return of 10.01%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Industrials, Consumer Discretionary and Real Estate. The Communication Services sector was the only negative contributor to performance.

Xtrackers S&P SmallCap 600 ESG ETFs (SMLE)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE), seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the SMLE Index). The SMLE Index measures the performance of securities that fulfills sustainability criteria, while preserving similar overall industry group weights as S&P SmallCap 600 Index. For the period February 24, 2021 (commencement of operations) to August 31, 2021 MIDE shares returned 7.01%, compared to the MIDE Index return of 7.10%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Consumer Discretionary, Industrials and Information Technology. The Energy and Materials’ sectors were the only negative contributors to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 6-19 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

The Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “Underlying Index”). The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. On August 18, 2021 the Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF name changed to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF and the Fund’s ticker symbol cahnged to EMCR. At that time, the Underlying Index replaced the MSCI ACWI ex USA ESG Leaders Index which is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and is constructed using regional indexes that provide exposure to large- and medium-capitalization companies from developed and emerging markets countries (excluding the United States). It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Return

	Net Asset Value	Market Value	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR[2]	MSCI ACWI ex USA ESG Leaders Index	MSCI Emerging Markets Index	MSCI ACWI ex USA Index
One Year	26.80%	26.59%	27.32%	23.85%	21.12%	24.87%
Since Inception[1]	15.35%	15.29%	15.59%	14.43%	12.33%	12.85%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR[2]	MSCI ACWI ex USA ESG Leaders Index	MSCI Emerging Markets Index	MSCI ACWI ex USA Index
One Year	26.80%	26.59%	27.32%	23.85%	21.12%	24.87%
Since Inception[1]	47.88%	47.74%	48.78%	44.72%	37.55%	39.32%

1 Total returns are calculated based on the commencement of operations, December 6, 2018 (“Inception”).

2 On August 18, 2021, the Fund changed its Underlying Index from MSCI ACWI ex USA ESG Leaders Index to the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR. Returns reflect performance for the MSCI ACWI ex USA ESG Leaders Index through August 17, 2021.

Prior to August 18, 2021, the Fund was known as Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ASCG) and had a different investment strategy. Past performance may have been different if the Fund’s current investment strategy had been in effect.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated August 18, 2021, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 6, 2018.

Sector Diversification* as of August 31, 2021

Financials	25.4%
Information Technology	25.4%
Consumer Discretionary	14.8%
Communication Services	13.1%
Materials	6.2%
Health Care	4.3%
Industrials	4.2%
Consumer Staples	4.1%
Real Estate	1.8%
Utilities	0.7%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (31.3% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	10.2%
Tencent Holdings Ltd. (China)	7.1%
Samsung Electronics Co. Ltd. (South Korea)	3.6%
Alibaba Group Holding Ltd. (China)	3.6%
Meituan (China)	1.5%
China Construction Bank Corp. (China)	1.3%
Housing Development Finance Corp. Ltd. (India)	1.2%
NIO, Inc. (China)	1.0%
Infosys Ltd. (India)	0.9%
Tata Consultancy Services Ltd. (India)	0.9%

Country Diversification* as of August 31, 2021

China	34.1%
Taiwan	19.5%
India	12.0%
South Korea	11.9%
Brazil	4.5%
South Africa	3.3%
Saudi Arabia	2.1%
Other	12.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EAFE ESG Leaders Index	MSCI EAFE Index
One Year	25.28%	26.07%	25.37%	26.12%
Since Inception[1]	11.04%	11.13%	11.02%	9.75%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EAFE ESG Leaders Index	MSCI EAFE Index
One Year	25.28%	26.07%	25.37%	26.12%
Since Inception[1]	36.71%	37.09%	36.69%	32.07%

1 Total returns are calculated based on the commencement of operations, September 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.14%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

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DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, September 6, 2018.

Sector Diversification* as of August 31, 2021

Financials	16.5%
Industrials	15.7%
Health Care	14.4%
Consumer Discretionary	11.9%
Information Technology	9.9%
Consumer Staples	9.3%
Materials	8.8%
Communication Services	5.0%
Utilities	3.3%
Real Estate	2.9%
Energy	2.3%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (19.7% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	3.9%
Roche Holding AG (Switzerland)	3.1%
AstraZeneca PLC (United Kingdom)	2.0%
Novo Nordisk A/S (Denmark)	1.9%
SAP SE (Germany)	1.8%
Unilever PLC (United Kingdom)	1.6%
Sony Group Corp. (Japan)	1.5%
Commonwealth Bank of Australia (Australia)	1.4%
L’Oreal SA (France)	1.3%
TotalEnergies SE (France)	1.2%

Country Diversification* as of August 31, 2021

Japan	24.2%
United Kingdom	13.2%
France	10.7%
Switzerland	9.5%
Germany	8.6%
Netherlands	7.3%
Australia	6.7%
Denmark	4.0%
Sweden	3.6%
Spain	2.3%
Other	9.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 34.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Emerging Markets ESG Leaders Index	MSCI Emerging Markets Index
One Year	18.43%	18.09%	18.74%	21.12%
Since Inception[1]	13.73%	13.71%	14.08%	12.33%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Emerging Markets ESG Leaders Index	MSCI Emerging Markets Index
One Year	18.43%	18.09%	18.74%	21.12%
Since Inception[1]	42.26%	42.25%	43.52%	37.55%

1 Total returns are calculated based on the commencement of operations, December 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 6, 2018.

Sector Diversification* as of August 31, 2021

Information Technology	20.9%
Consumer Discretionary	19.1%
Financials	17.6%
Communication Services	12.4%
Materials	6.9%
Energy	5.4%
Consumer Staples	5.3%
Health Care	4.5%
Industrials	4.4%
Real Estate	2.0%
Utilities	1.5%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (38.4% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	11.9%
Tencent Holdings Ltd. (China)	7.8%
Alibaba Group Holding Ltd. (China)	7.0%
Meituan (China)	2.8%
Reliance Industries Ltd. (India)	1.9%
Infosys Ltd. (India)	1.7%
China Construction Bank Corp. (China)	1.5%
Housing Development Finance Corp. Ltd. (India)	1.4%
Wuxi Biologics Cayman, Inc. (China)	1.2%
NIO, Inc. (China)	1.2%

Country Diversification* as of August 31, 2021

China	33.3%
Taiwan	21.2%
India	11.8%
South Korea	7.6%
South Africa	4.7%
Brazil	3.1%
Russia	3.0%
Thailand	2.2%
Hong Kong	2.2%
Other	10.9%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. The S&P 500 Index or the Standard & Poor’s 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Return

	Net Asset Value	Market Value	MSCI USA ESG Leaders Index	S&P 500 Index
One Year	33.48%	33.60%	33.59%	31.17%
Since Inception[1]	24.88%	24.86%	24.95%	23.91%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI USA ESG Leaders Index	S&P 500 Index
One Year	33.48%	33.60%	33.59%	31.17%
Since Inception[1]	73.79%	73.83%	74.16%	70.55%

1 Total returns are calculated based on the commencement of operations, March 7, 2019 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.10%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, March 7, 2019.

Sector Diversification* as of August 31, 2021

Information Technology	29.0%
Health Care	13.5%
Consumer Discretionary	12.3%
Communication Services	12.0%
Financials	11.1%
Industrials	8.4%
Consumer Staples	5.9%
Materials	2.9%
Real Estate	2.8%
Energy	1.1%
Utilities	1.0%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (35.2% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	10.6%
Alphabet, Inc.	8.4%
Tesla, Inc.	2.9%
NVIDIA Corp.	2.7%
Johnson & Johnson	2.2%
Visa, Inc.	1.9%
Procter & Gamble Co.	1.7%
Home Depot, Inc.	1.7%
Walt Disney Co.	1.6%
Adobe, Inc.	1.5%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 48.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Return

	Net Asset Value	Market Value	S&P 500 ESG Index	S&P 500 Index
One Year	30.16%	30.16%	30.27%	31.17%
Since Inception[1]	25.98%	25.94%	26.09%	24.35%

Cumulative Total Returns

	Net Asset Value	Market Value	S&P 500 ESG Index	S&P 500 Index
One Year	30.16%	30.16%	30.27%	31.17%
Since Inception[1]	65.58%	65.59%	66.01%	61.03%

1 Total returns are calculated based on the commencement of operations, June 26, 2019 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.11%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

14

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 26, 2019.

Sector Diversification* as of August 31, 2021

Information Technology	30.8%
Consumer Discretionary	13.7%
Health Care	12.9%
Financials	10.6%
Communication Services	10.5%
Industrials	6.9%
Consumer Staples	5.3%
Energy	2.7%
Real Estate	2.6%
Materials	2.5%
Utilities	1.5%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (36.5% of Net Assets)

Description	% of Net Assets
Apple, Inc.	8.2%
Microsoft Corp.	7.8%
Alphabet, Inc.	5.9%
Amazon.com, Inc.	5.1%
Tesla, Inc.	2.0%
NVIDIA Corp.	1.9%
JPMorgan Chase & Co.	1.7%
UnitedHealth Group, Inc.	1.4%
Visa, Inc.	1.3%
Procter & Gamble Co.	1.2%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 52.

15

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P MidCap 400 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Cumulative Total Returns

	Net Asset Value	Market Value	S&P MidCap 400 ESG Index	S&P MidCap 400 Index
Since Inception[1]	9.92%	9.92%	10.01%	9.49%

1 Total returns are calculated based on the commencement of operations, February 24, 2021 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated January 26, 2021, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

16

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P MidCap 400 ESG ETF (MIDE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, February 24, 2021.

Sector Diversification* as of August 31, 2021

Industrials	18.8%
Financials	16.5%
Consumer Discretionary	15.5%
Information Technology	14.5%
Real Estate	10.5%
Health Care	9.3%
Materials	7.1%
Consumer Staples	3.2%
Communication Services	2.1%
Energy	1.3%
Utilities	1.2%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (8.9% of Net Assets)

Description	% of Net Assets
Molina Healthcare, Inc.	1.0%
Cognex Corp.	0.9%
SolarEdge Technologies, Inc.	0.9%
Signature Bank	0.9%
Ceridian HCM Holding, Inc.	0.9%
Camden Property Trust	0.9%
FactSet Research Systems, Inc.	0.9%
Williams-Sonoma, Inc.	0.9%
Masimo Corp.	0.8%
Brown & Brown, Inc.	0.8%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 57.

17

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

Xtrackers S&P SmallCap 600 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Cumulative Total Returns

	Net Asset Value	Market Value	S&P SmallCap 600 ESG Index	S&P SmallCap 600 Index
Since Inception[1]	7.01%	7.01%	7.10%	6.73%

1 Total returns are calculated based on the commencement of operations, February 24, 2021 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated January 26, 2021, was 0.15%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

18

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, February 24, 2021.

Sector Diversification* as of August 31, 2021

Industrials	18.1%
Financials	17.6%
Information Technology	15.4%
Consumer Discretionary	14.3%
Health Care	12.3%
Real Estate	8.3%
Materials	5.2%
Consumer Staples	4.0%
Energy	2.7%
Communication Services	1.3%
Utilities	0.8%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2021 (7.9% of Net Assets)

Description	% of Net Assets
Macy’s, Inc.	0.9%
Chart Industries, Inc.	0.9%
Omnicell, Inc.	0.9%
Power Integrations, Inc.	0.9%
Exponent, Inc.	0.8%
MicroStrategy, Inc.	0.7%
AMN Healthcare Services, Inc.	0.7%
Agree Realty Corp.	0.7%
Watts Water Technologies, Inc.	0.7%
SPS Commerce, Inc.	0.7%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 61.

19

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period(1) Per $1,000
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Actual	$1,000.00	$1,098.90	0.16%	$0.82
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	0.16%	$0.79
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$1,109.30	0.14%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	0.14%	$0.71
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$989.20	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	0.20%	$1.03
Xtrackers MSCI USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,207.60	0.09%	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	0.09%	$0.46
Xtrackers S&P 500 ESG ETF
Actual	$1,000.00	$1,206.10	0.10%	$0.56
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	0.10%	$0.51
Xtrackers S&P MidCap 400 ESG ETF
Actual	$1,000.00	$1,114.30	0.15%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
Xtrackers S&P SmallCap 600 ESG ETF
Actual	$1,000.00	$1,078.30	0.15%	$0.79
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

20

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 97.7%
Argentina — 0.0%
Despegar.com Corp.* (a)	4,860	$58,271
Grupo Financiero Galicia SA, ADR	9,725	104,836
Telecom Argentina SA, ADR	12,010	67,376

(Cost $219,693)		230,483

Brazil — 3.2%
Ambev SA	251,903	841,391
Americanas SA*	32,935	266,076
Atacadao SA	14,300	50,697
B3 SA — Brasil Bolsa Balcao	582,206	1,600,070
Banco Bradesco SA	128,782	501,590
Banco BTG Pactual SA	113,857	628,492
Banco do Brasil SA	82,177	488,450
Banco Inter SA	34,137	452,022
Banco Santander Brasil SA	32,709	267,956
BB Seguridade Participacoes SA	66,448	247,385
BRF SA*	32,937	150,674
CCR SA	40,712	97,415
Cia de Saneamento Basico do Estado de Sao Paulo	20,303	143,284
Cia Siderurgica Nacional SA	25,737	175,248
Cielo SA	109,852	61,583
Energisa SA	17,730	153,662
Equatorial Energia SA	31,220	155,199
Hapvida Participacoes e Investimentos SA, 144A	79,313	228,045
Hypera SA	28,307	196,674
Itau Unibanco Holding SA	42,145	235,687
Klabin SA*	37,854	194,536
Localiza Rent a Car SA	34,137	369,806
Lojas Renner SA	55,868	415,337
Magazine Luiza SA	158,000	562,924
Multiplan Empreendimentos Imobiliarios SA	21,157	87,198
Natura & Co. Holding SA*	85,263	859,700
Notre Dame Intermedica Participacoes SA	42,714	666,964
Pagseguro Digital Ltd., Class A* (a)	15,442	918,336
Raia Drogasil SA	111,854	558,445
Rede D’Or Sao Luiz SA, 144A	59,586	800,990
Rumo SA*	124,493	455,218
Sendas Distribuidora SA	63,589	208,794
StoneCo Ltd., Class A*	12,012	559,038
Suzano SA*	44,718	532,820
Telefonica Brasil SA	24,589	210,033
TIM SA	33,223	80,858
Via S/A*	118,434	240,359
WEG SA	83,318	578,720
XP, Inc., Class A*	11,438	556,459

(Cost $15,657,905)		15,798,135

Chile — 0.3%
Banco de Chile	2,628,237	256,465
Banco de Credito e Inversiones SA	6,003	259,664
Banco Santander Chile	6,352,322	335,178
Cencosud SA	78,746	148,357

	Number of Shares	Value
Chile (Continued)
Cencosud Shopping SA	25,000	$35,486
Empresas CMPC SA	61,859	137,216
Falabella SA	50,148	198,340

(Cost $1,338,086)		1,370,706

China — 34.0%
360 Security Technology, Inc., Class A*	23,500	43,343
51job, Inc., ADR* (a)	3,431	263,501
AAC Technologies Holdings, Inc.	42,713	238,077
Agile Group Holdings Ltd.	56,152	64,402
Agricultural Bank of China Ltd., Class A	476,600	218,651
Agricultural Bank of China Ltd., Class H	2,648,998	888,977
Aier Eye Hospital Group Co. Ltd., Class A	18,700	122,309
Air China Ltd., Class A*	76,800	86,180
Air China Ltd., Class H*	144,847	97,218
Airtac International Group	4,577	139,555
Alibaba Group Holding Ltd., ADR*	106,247	17,742,187
A-Living Smart City Services Co. Ltd., 144A	49,294	195,215
Aluminum Corp. of China Ltd., Class A*	105,400	127,421
Aluminum Corp. of China Ltd., Class H*	249,044	180,602
Angang Steel Co. Ltd., Class A	134,500	118,824
Angang Steel Co. Ltd., Class H	139,129	106,440
Anhui Conch Cement Co. Ltd., Class A	28,600	177,132
Anhui Conch Cement Co. Ltd., Class H	62,729	339,562
ANTA Sports Products Ltd.	63,587	1,308,147
Autohome, Inc., ADR	3,430	151,812
Baidu, Inc., ADR*	16,300	2,559,426
Bank of Beijing Co. Ltd., Class A	129,600	87,177
Bank of China Ltd., Class A	187,300	87,960
Bank of China Ltd., Class H	4,719,911	1,656,780
Bank of Communications Co. Ltd., Class A	288,500	197,639
Bank of Communications Co. Ltd., Class H	658,299	378,355
Bank of Jiangsu Co. Ltd., Class A	91,200	90,889
Bank of Nanjing Co. Ltd., Class A	52,600	76,471
Bank of Ningbo Co. Ltd., Class A	28,600	143,177
Bank of Shanghai Co. Ltd., Class A	91,200	101,914
Baoshan Iron & Steel Co. Ltd., Class A	86,200	136,140
BBMG Corp., Class A	231,100	97,068
BeiGene Ltd., ADR*	4,287	1,321,682
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	211,500	155,708
Bilibili, Inc., ADR* (a)	13,727	1,101,317
BOE Technology Group Co. Ltd., Class A	153,700	138,644
BYD Co. Ltd., Class A	5,700	244,715
BYD Co. Ltd., Class H	47,292	1,601,665
By-health Co. Ltd., Class A	3,000	11,694
CanSino Biologics, Inc., Class H, 144A*	3,717	146,915
CGN Power Co. Ltd., Class A	35,000	14,375
CGN Power Co. Ltd., Class H, 144A	1,286,326	284,477
Changchun High & New Technology Industry Group, Inc., Class A	1,000	39,560
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,700	80,983

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

	Number of Shares	Value
China (Continued)
China Bohai Bank Co. Ltd., Class H, 144A	192,887	$78,372
China Cinda Asset Management Co. Ltd., Class H	415,336	73,697
China CITIC Bank Corp. Ltd., Class H	503,513	231,773
China Conch Venture Holdings Ltd.	67,875	277,527
China Construction Bank Corp., Class A	86,200	78,157
China Construction Bank Corp., Class H	8,816,388	6,370,820
China Eastern Airlines Corp. Ltd., Class A*	38,500	28,046
China Everbright Bank Co. Ltd., Class A	221,200	114,851
China Everbright Bank Co. Ltd., Class H	366,487	131,471
China Evergrande Group (a)	113,630	63,701
China Feihe Ltd., 144A	88,694	160,570
China Galaxy Securities Co. Ltd., Class H	233,885	131,417
China Hongqiao Group Ltd.	137,414	204,954
China International Capital Corp. Ltd., Class H, 144A	120,152	279,317
China International Marine Containers Group Co. Ltd., Class H	36,139	79,180
China Lesso Group Holdings Ltd.	81,890	175,207
China Life Insurance Co. Ltd., Class A	23,500	105,043
China Life Insurance Co. Ltd., Class H	691,728	1,158,016
China Literature Ltd., 144A*	33,224	278,955
China Merchants Bank Co. Ltd., Class A	124,800	947,025
China Merchants Bank Co. Ltd., Class H	391,032	3,230,381
China Merchants Securities Co. Ltd., Class A	43,000	121,029
China Merchants Securities Co. Ltd., Class H, 144A	19,400	29,334
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	8,800	13,585
China Minsheng Banking Corp. Ltd., Class A	173,000	106,449
China Minsheng Banking Corp. Ltd., Class H	353,155	147,576
China Molybdenum Co. Ltd., Class H	202,036	157,943
China National Building Material Co. Ltd., Class H	202,326	276,797
China National Nuclear Power Co. Ltd., Class A	124,800	105,999
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	18,700	168,190
China Pacific Insurance Group Co. Ltd., Class A	33,400	136,147
China Pacific Insurance Group Co. Ltd., Class H	138,139	388,981
China Railway Group Ltd., Class A	139,500	121,727
China Railway Group Ltd., Class H	240,751	115,464
China Railway Signal & Communication Corp. Ltd., Class H, 144A	278,779	101,083
China Resources Mixc Lifestyle Services Ltd., 144A	36,136	189,802
China Resources Pharmaceutical Group Ltd., 144A	44,163	22,998
China Southern Airlines Co. Ltd., Class H*	166,008	96,693

	Number of Shares	Value
China (Continued)
China State Construction Engineering Corp. Ltd., Class A	206,700	$153,776
China Tower Corp. Ltd., Class H, 144A	2,012,468	263,935
China Vanke Co. Ltd., Class A	52,600	161,420
China Vanke Co. Ltd., Class H	102,545	276,887
China Yangtze Power Co. Ltd., Class A	129,600	388,479
Chongqing Changan Automobile Co. Ltd., Class A	23,500	75,104
Chongqing Rural Commercial Bank Co. Ltd., Class H	196,892	75,442
Chongqing Zhifei Biological Products Co. Ltd., Class A	5,800	159,113
CIFI Holdings Group Co. Ltd.	216,158	145,637
CITIC Securities Co. Ltd., Class A	52,600	209,356
CITIC Securities Co. Ltd., Class H	116,267	294,504
Contemporary Amperex Technology Co. Ltd., Class A	14,200	1,089,144
COSCO SHIPPING Holdings Co. Ltd., Class A*	47,700	153,332
COSCO SHIPPING Holdings Co. Ltd., Class H* (a)	189,169	357,549
Country Garden Holdings Co. Ltd.	484,646	535,909
Country Garden Services Holdings Co. Ltd.	98,703	751,947
CSC Financial Co. Ltd., Class H, 144A	80,748	88,459
Dada Nexus Ltd., ADR*	17,728	419,799
Dali Foods Group Co. Ltd., 144A	110,428	61,906
Dongfeng Motor Group Co. Ltd., Class H	96,413	105,619
East Money Information Co. Ltd., Class A	38,200	183,244
Ecovacs Robotics Co. Ltd., Class A	1,300	29,556
Eve Energy Co. Ltd., Class A	9,300	147,024
Everbright Securities Co. Ltd., Class A	33,400	82,309
Evergrande Property Services Group Ltd., 144A * (a)	222,737	167,253
Flat Glass Group Co. Ltd., Class H	36,994	215,951
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,300	63,300
Foxconn Industrial Internet Co. Ltd., Class A	43,000	76,510
Fuyao Glass Industry Group Co. Ltd., Class A	9,300	69,044
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	28,935	178,208
Ganfeng Lithium Co. Ltd., Class A	4,300	146,621
Ganfeng Lithium Co. Ltd., Class H, 144A	12,870	296,541
Gaotu Techedu, Inc., ADR* (a)	24,020	69,178
GDS Holdings Ltd., ADR*	17,157	1,003,341
GF Securities Co. Ltd., Class A	30,900	90,947
GF Securities Co. Ltd., Class H	66,907	119,063
GoerTek, Inc., Class A	7,500	54,100
Gotion High-tech Co. Ltd., Class A*	3,500	29,158
Great Wall Motor Co. Ltd., Class A	4,900	50,215
Great Wall Motor Co. Ltd., Class H	119,866	551,756
Guangdong Haid Group Co. Ltd., Class A	4,300	42,820
Guangzhou Automobile Group Co. Ltd., Class H	96,413	97,066

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

	Number of Shares	Value
China (Continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	21,700	$99,083
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	2,000	32,703
Guangzhou R&F Properties Co. Ltd., Class H	31,229	26,662
Guangzhou Tinci Materials Technology Co. Ltd., Class A	4,300	90,779
Guosen Securities Co. Ltd., Class A	40,500	76,581
Guotai Junan Securities Co. Ltd., Class A	47,700	131,301
Guotai Junan Securities Co. Ltd., Class H, 144A	48,149	67,357
Haidilao International Holding Ltd., 144A (a)	52,439	213,738
Haier Smart Home Co. Ltd., Class A	28,600	119,950
Haier Smart Home Co. Ltd., Class H	123,293	464,488
Haitong Securities Co. Ltd., Class A	59,100	116,423
Haitong Securities Co. Ltd., Class H	155,249	143,525
Hangzhou First Applied Material Co. Ltd., Class A	7,600	179,045
Hangzhou Tigermed Consulting Co. Ltd., Class A	4,300	89,359
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	6,002	106,498
Hansoh Pharmaceutical Group Co. Ltd., 144A	72,453	197,963
Hello Group, Inc., ADR	10,297	135,303
Hengan International Group Co. Ltd.	35,853	207,908
HengTen Networks Group Ltd.* (a)	394,177	193,608
Hua Hong Semiconductor Ltd., 144A*	58,441	344,153
Huadong Medicine Co. Ltd., Class A	14,200	67,677
Huatai Securities Co. Ltd., Class A	43,500	110,436
Huatai Securities Co. Ltd., Class H, 144A	77,501	111,209
Huaxia Bank Co. Ltd., Class A	67,100	58,239
Huaxin Cement Co. Ltd., Class B	31,500	55,188
Huazhu Group Ltd., ADR*	5,719	276,171
Hunan Valin Steel Co. Ltd., Class A	76,800	92,846
Hundsun Technologies, Inc., Class A	4,300	33,030
HUYA, Inc., ADR* (a)	7,148	76,412
Iflytek Co. Ltd., Class A	9,300	75,501
Industrial & Commercial Bank of China Ltd., Class A	351,100	251,408
Industrial & Commercial Bank of China Ltd., Class H	7,417,003	4,138,915
Industrial Bank Co. Ltd., Class A	76,800	220,211
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	173,100	100,877
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	28,600	150,757
Innovent Biologics, Inc., 144A*	47,287	381,222
Intco Medical Technology Co. Ltd., Class A	2,000	31,671
iQIYI, Inc., ADR*	18,303	165,825
JA Solar Technology Co. Ltd., Class A	4,300	51,851
Jafron Biomedical Co. Ltd., Class A	9,300	70,600
JD Health International, Inc., 144A* (a)	39,023	362,767
JD.com, Inc., ADR*	52,136	4,095,804

	Number of Shares	Value
China (Continued)
Jiangsu Hengrui Medicine Co. Ltd., Class A	23,500	$164,631
Jiangxi Copper Co. Ltd., Class A	23,500	96,630
Jiangxi Copper Co. Ltd., Class H (a)	47,001	95,605
KE Holdings, Inc., ADR*	36,765	665,079
Kingdee International Software Group Co. Ltd.*	263,055	957,197
Kingfa Sci & Tech Co. Ltd., Class A	2,700	6,783
Kingsoft Cloud Holdings Ltd., ADR* (a)	16,869	543,013
Kingsoft Corp. Ltd.	79,257	317,442
Kuaishou Technology, 144A* (a)	104,136	1,131,425
KWG Group Holdings Ltd.	43,572	45,940
Legend Holdings Corp., Class H, 144A	87,265	140,704
Lenovo Group Ltd.	584,491	647,819
Lens Technology Co. Ltd., Class A	28,600	104,613
Li Auto, Inc., ADR* (a)	54,782	1,690,573
Li Ning Co. Ltd.	124,496	1,672,785
Lingyi iTech Guangdong Co., Class A	27,000	27,996
Logan Group Co. Ltd.	125,639	149,914
Longfor Group Holdings Ltd., 144A	94,127	407,861
LONGi Green Energy Technology Co. Ltd., Class A	38,200	529,661
Lufax Holding Ltd., ADR*	188,585	1,635,032
Luxshare Precision Industry Co. Ltd., Class A	28,600	150,092
Mango Excellent Media Co. Ltd., Class A	5,600	39,752
Maxscend Microelectronics Co. Ltd., Class A	2,500	146,854
Meituan, Class B, 144A*	225,020	7,204,251
Metallurgical Corp. of China Ltd., Class A	124,900	96,985
Metallurgical Corp. of China Ltd., Class H	150,000	59,789
Microport Scientific Corp. (a)	55,009	340,564
Midea Group Co. Ltd., Class A	14,200	145,257
Ming Yuan Cloud Group Holdings Ltd.*	26,880	93,317
MINISO Group Holding Ltd., ADR	17,445	235,856
Muyuan Foods Co. Ltd., Class A	14,200	93,119
NARI Technology Co. Ltd., Class A	17,060	92,571
NAURA Technology Group Co. Ltd., Class A	3,000	165,460
NetEase, Inc., ADR	21,561	2,100,473
New China Life Insurance Co. Ltd., Class A	18,700	117,730
New China Life Insurance Co. Ltd., Class H	82,822	243,865
New Oriental Education & Technology Group, Inc., ADR*	88,919	200,957
NIO, Inc., ADR*	127,461	5,010,492
Nongfu Spring Co. Ltd., Class H, 144A (a)	99,276	525,270
OneConnect Financial Technology Co. Ltd., ADR*	30,133	141,625
Orient Securities Co. Ltd., Class A	34,100	79,119
Ovctek China, Inc., Class A	2,500	25,883
People’s Insurance Co. Group of China Ltd., Class A	115,300	91,854
People’s Insurance Co. Group of China Ltd., Class H	726,186	224,093

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

	Number of Shares	Value
China (Continued)
Pharmaron Beijing Co. Ltd., Class H, 144A	7,151	$158,700
PICC Property & Casualty Co. Ltd., Class H	380,913	344,310
Pinduoduo, Inc., ADR*	37,336	3,734,347
Ping An Bank Co. Ltd., Class A	71,800	198,084
Ping An Healthcare and Technology Co. Ltd., 144A* (a)	27,739	204,725
Ping An Insurance Group Co. of China Ltd., Class A	66,200	511,993
Ping An Insurance Group Co. of China Ltd., Class H	544,753	4,230,629
Poly Developments and Holdings Group Co. Ltd., Class A	33,400	58,962
Postal Savings Bank of China Co. Ltd., Class A	124,800	99,422
Postal Savings Bank of China Co. Ltd., Class H, 144A	700,691	505,426
Rongsheng Petrochemical Co. Ltd., Class A	16,900	48,877
Sanan Optoelectronics Co. Ltd., Class A	9,300	52,338
Sangfor Technologies, Inc., Class A	1,000	42,219
Sany Heavy Industry Co. Ltd., Class A	23,500	95,537
SDIC Capital Co. Ltd., Class A	76,800	111,058
Seazen Group Ltd.*	114,429	101,520
SF Holding Co. Ltd., Class A	9,300	83,054
SG Micro Corp., Class A	600	29,758
Shandong Gold Mining Co. Ltd., Class H, 144A	71,878	116,264
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	14,200	80,156
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	144,850	238,395
Shanghai Baosight Software Co. Ltd., Class B	33,400	125,851
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	15,200	149,126
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	42,878	275,108
Shanghai International Airport Co. Ltd., Class A*	14,200	95,232
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A*	12,584	71,193
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	36,995	73,444
Shanghai Pudong Development Bank Co. Ltd., Class A	120,200	168,600
Shanxi Taigang Stainless Steel Co. Ltd., Class A	71,800	112,507
Shenwan Hongyuan Group Co. Ltd., Class A	112,200	81,733
Shenzhen Inovance Technology Co. Ltd., Class A	6,750	74,300
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	218,599
Shenzhou International Group Holdings Ltd.	44,714	975,074

	Number of Shares	Value
China (Continued)
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	14,200	$40,056
Sinopharm Group Co. Ltd., Class H	128,497	330,109
Sinotrans Ltd., Class H	110,000	44,835
Sinotruk Hong Kong Ltd.	34,484	67,927
Sunac China Holdings Ltd.	141,418	361,848
Sunac Services Holdings Ltd., 144A	47,288	123,124
Sungrow Power Supply Co. Ltd., Class A	7,600	185,265
Suning.com Co. Ltd., Class A*	30,900	25,287
Sunny Optical Technology Group Co. Ltd.	24,877	752,322
Sunwoda Electronic Co. Ltd., Class A	7,000	42,649
TAL Education Group, ADR*	26,305	139,943
TCL Technology Group Corp., Class A	67,100	74,151
Tencent Holdings Ltd.	565,957	35,016,877
Tencent Music Entertainment Group, ADR*	71,993	636,418
Thunder Software Technology Co. Ltd., Class A	2,000	36,748
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	18,700	156,510
Tingyi Cayman Islands Holding Corp.	73,882	131,475
Tongcheng-Elong Holdings Ltd.*	51,365	119,540
Tongwei Co. Ltd., Class A	14,200	134,253
Topsports International Holdings Ltd., 144A	145,136	191,839
TravelSky Technology Ltd., Class H	96,413	180,743
Trip.com Group Ltd., ADR*	34,706	1,058,186
Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,300	149,087
Vipshop Holdings Ltd., ADR*	31,565	466,846
Walvax Biotechnology Co. Ltd., Class A	4,300	51,784
Wanhua Chemical Group Co. Ltd., Class A	9,300	153,799
Want Want China Holdings Ltd.	246,184	167,450
Weibo Corp., ADR* (a)	3,718	187,833
Weichai Power Co. Ltd., Class A	33,400	103,896
Weichai Power Co. Ltd., Class H	115,573	291,557
Wens Foodstuffs Group Co. Ltd., Class A	43,000	86,507
Western Securities Co. Ltd., Class A	69,900	88,296
Will Semiconductor Co. Ltd., Class A	4,300	161,343
Wingtech Technology Co. Ltd., Class A	4,300	79,542
WuXi AppTec Co. Ltd., Class A	7,568	155,770
WuXi AppTec Co. Ltd., Class H, 144A	20,590	410,352
Wuxi Biologics Cayman, Inc., 144A*	196,602	3,043,566
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	9,300	107,529
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	52,800	119,397
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	78,615	150,208
Xinyi Solar Holdings Ltd.	475,438	1,149,265
XPeng, Inc., ADR* (a)	55,065	2,340,262
Yatsen Holding Ltd., ADR*	28,079	142,361
Yifeng Pharmacy Chain Co. Ltd., Class A	4,300	34,549
Yihai International Holding Ltd.*	26,019	140,510

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

	Number of Shares	Value
China (Continued)
Yonyou Network Technology Co. Ltd., Class A	14,200	$73,729
Yunnan Baiyao Group Co. Ltd., Class A	4,300	59,108
Yunnan Energy New Material Co. Ltd., Class A	4,300	188,208
Zai Lab Ltd., ADR* (a)	5,431	784,779
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,800	150,611
Zhejiang Chint Electrics Co. Ltd., Class A	5,200	50,735
Zhejiang Expressway Co. Ltd., Class H	55,010	48,239
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,800	39,116
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	18,700	73,183
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	67,306	327,991
Zhongsheng Group Holdings Ltd.	20,874	174,457
Zhuzhou CRRC Times Electric Co. Ltd., Class H*	31,223	188,084
Zijin Mining Group Co. Ltd., Class A	67,100	115,543
Zijin Mining Group Co. Ltd., Class H	205,458	292,706
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	121,005	115,290
ZTE Corp., Class A	23,500	120,924
ZTE Corp., Class H	31,506	110,795
ZTO Express Cayman, Inc., ADR	26,591	750,132

(Cost $164,163,124)		168,826,045

Colombia — 0.1%
Bancolombia SA	23,731	195,935
Interconexion Electrica SA ESP	24,875	150,053

(Cost $339,707)		345,988

Czech Republic — 0.1%
Komercni banka AS*	6,579	252,873
Moneta Money Bank AS, 144A*	46,202	187,348

(Cost $436,422)		440,221

Egypt — 0.1%
Commercial International Bank Egypt SAE*	189,173	563,904
Fawry for Banking & Payment Technology Services SAE*	90,123	93,510

(Cost $659,322)		657,414

France — 0.0%
Alstom SA (a) (Cost $40)	1	43

Greece — 0.2%
Alpha Services and Holdings SA*	122,312	169,723
Eurobank Ergasias Services and Holdings SA*	250,176	238,324
Hellenic Telecommunications Organization SA	20,589	405,031
JUMBO SA	7,718	121,172
LAMDA Development SA*	8,576	83,975
National Bank of Greece SA*	54,495	164,810

(Cost $1,154,946)		1,183,035

	Number of Shares	Value
Hong Kong — 0.9%
Beijing Enterprises Water Group Ltd.*	192,602	$79,494
BOC Hong Kong Holdings Ltd.	204,324	620,011
China Everbright Environment Group Ltd.	126,206	87,303
China Jinmao Holdings Group Ltd.	391,315	127,296
China Mengniu Dairy Co. Ltd.*	170,015	1,021,968
China Merchants Port Holdings Co. Ltd.	63,302	106,625
China Overseas Land & Investment Ltd.	267,913	616,617
China Resources Cement Holdings Ltd.	194,605	190,918
China Resources Land Ltd.	159,435	593,472
China State Construction International Holdings Ltd.	110,141	89,219
China Taiping Insurance Holdings Co. Ltd.	137,985	201,548
Futu Holdings Ltd., ADR* (a)	5,719	544,392
Orient Overseas International Ltd.	8,577	220,784
Shenzhen International Holdings Ltd.	104,136	135,771

(Cost $4,549,395)		4,635,418

Hungary — 0.3%
OTP Bank Nyrt*	20,873	1,259,639
Richter Gedeon Nyrt	8,581	257,036

(Cost $1,481,690)		1,516,675

India — 12.0%
ACC Ltd.	6,576	217,364
Adani Green Energy Ltd.*	44,716	654,348
Adani Ports & Special Economic Zone Ltd.	40,139	411,410
Adani Transmission Ltd.*	21,731	470,472
Alkem Laboratories Ltd.	2,287	121,499
Ambuja Cements Ltd.	31,796	183,374
Apollo Hospitals Enterprise Ltd.	7,149	486,626
Ashok Leyland Ltd.	113,287	190,473
Asian Paints Ltd.	34,709	1,521,976
AU Small Finance Bank Ltd., 144A*	12,010	186,013
Aurobindo Pharma Ltd.	16,585	165,220
Avenue Supermarts Ltd., 144A*	13,728	743,643
Axis Bank Ltd.*	153,998	1,659,000
Axis Bank Ltd., GDR*	9,850	545,690
Bajaj Auto Ltd.	3,072	156,860
Bajaj Finance Ltd.	14,867	1,532,264
Bajaj Finserv Ltd.	2,286	536,959
Bajaj Holdings & Investment Ltd.	2,000	119,351
Bandhan Bank Ltd., 144A	58,440	228,133
Bank of Baroda*	84,976	90,030
Berger Paints India Ltd.	20,872	234,657
Bharti Airtel Ltd.*	134,269	1,221,263
Biocon Ltd.*	35,568	174,826
Britannia Industries Ltd.	4,292	235,007
Cadila Healthcare Ltd.	13,152	99,828
Cholamandalam Investment and Finance Co. Ltd.	34,709	263,405
Cipla Ltd.	27,453	356,401
Colgate-Palmolive India Ltd.	10,864	251,974
Container Corp. Of India Ltd.	14,585	135,756
Dabur India Ltd.	35,852	305,202
Divi’s Laboratories Ltd.	7,433	526,732

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

	Number of Shares	Value
India (Continued)
DLF Ltd.	38,138	$167,450
Dr. Reddy’s Laboratories Ltd.	11,153	718,615
Eicher Motors Ltd.	5,347	196,226
Embassy Office Parks REIT	73,881	361,879
Godrej Consumer Products Ltd.*	35,795	538,978
Godrej Properties Ltd.*	7,719	157,430
Grasim Industries Ltd.	21,159	434,845
Havells India Ltd.	21,448	372,643
HCL Technologies Ltd.	55,583	900,124
HDFC Asset Management Co. Ltd., 144A	4,287	180,523
HDFC Life Insurance Co. Ltd., 144A	69,308	681,380
Hero MotoCorp Ltd.	7,722	290,005
Hindalco Industries Ltd.	79,200	508,021
Hindustan Unilever Ltd.	46,715	1,743,058
Honeywell Automation India Ltd.	3	1,627
Housing Development Finance Corp. Ltd.	148,333	5,685,853
ICICI Bank Ltd.	289,125	2,847,589
ICICI Lombard General Insurance Co. Ltd., 144A	12,011	262,339
ICICI Prudential Life Insurance Co. Ltd., 144A	38,424	346,886
IDFC First Bank Ltd.*	363,758	213,997
Indus Towers Ltd.	40,425	119,242
Info Edge India Ltd.	5,434	460,157
Infosys Ltd.	197,461	4,615,380
Infosys Ltd., ADR	116,024	2,763,692
InterGlobe Aviation Ltd., 144A*	4,574	119,297
JSW Steel Ltd.	55,867	526,167
Jubilant Foodworks Ltd.	5,436	297,460
Kansai Nerolac Paints Ltd.	8,577	72,785
Kotak Mahindra Bank Ltd.	83,260	1,999,973
Larsen & Toubro Infotech Ltd., 144A	3,429	249,514
Lupin Ltd.	12,008	157,544
Mahindra & Mahindra Ltd.	61,587	669,205
Marico Ltd.	42,426	316,390
Maruti Suzuki India Ltd.	7,718	723,737
Mindtree Ltd.	4,005	198,981
Motherson Sumi Systems Ltd.*	56,552	169,329
Mphasis Ltd.*	4,291	170,335
MRF Ltd.	254	277,433
Muthoot Finance Ltd.	8,867	183,880
Nestle India Ltd.	2,001	533,575
NHPC Ltd.	176,586	65,185
NMDC Ltd.	40,426	85,301
Oracle Financial Services Software Ltd.	2,285	147,087
Page Industries Ltd.	287	123,826
PI Industries Ltd.	6,007	279,256
Pidilite Industries Ltd.	6,293	196,558
Piramal Enterprises Ltd.	4,864	173,664
Power Finance Corp. Ltd.	51,867	91,681
Power Grid Corp. of India Ltd.	143,994	345,846
Punjab National Bank*	174,589	87,644
REC Ltd.	52,151	108,363
SBI Cards & Payment Services Ltd.*	17,155	268,002
SBI Life Insurance Co. Ltd., 144A	39,284	641,420
Shree Cement Ltd.	289	111,978

	Number of Shares	Value
India (Continued)
Shriram Transport Finance Co. Ltd.	10,865	$201,309
Siemens Ltd.	3,433	106,854
SRF Ltd.	2,000	277,773
State Bank of India	170,298	993,808
Steel Authority of India Ltd.	96,703	161,067
Sun Pharmaceutical Industries Ltd.	60,732	660,538
Tata Consultancy Services Ltd.	83,893	4,351,014
Tata Consumer Products Ltd.	50,148	594,124
Tata Motors Ltd.*	90,365	355,605
Tech Mahindra Ltd.	33,221	658,732
Titan Co. Ltd.	19,733	519,384
Torrent Pharmaceuticals Ltd.	4,001	170,211
UltraTech Cement Ltd.	6,006	644,341
UPL Ltd.	25,165	255,502
Voltas Ltd.	16,586	226,239
Wipro Ltd.	119,863	1,052,305
Yes Bank Ltd.*	1,333,792	197,308

(Cost $56,660,148)		59,411,225

Indonesia — 1.2%
Aneka Tambang Tbk	637,247	106,785
PT Bank Central Asia Tbk	616,888	1,416,518
PT Bank Mandiri Persero Tbk	1,104,260	472,286
PT Bank Negara Indonesia Persero Tbk	687,679	260,366
PT Bank Rakyat Indonesia Persero Tbk	4,953,063	1,364,805
PT Bank Syariah Indonesia Tbk*	2,509,988	390,687
PT Barito Pacific Tbk	2,151,784	160,677
PT Charoen Pokphand Indonesia Tbk	269,390	120,883
PT Elang Mahkota Teknologi Tbk*	1,342,084	204,194
PT Indah Kiat Pulp & Paper Tbk	151,537	83,936
PT Indocement Tunggal Prakarsa Tbk	144,671	114,114
PT Indofood Sukses Makmur Tbk*	216,037	93,534
PT Kalbe Farma Tbk	1,127,871	106,362
PT Merdeka Copper Gold Tbk*	796,445	157,474
PT Sarana Menara Nusantara Tbk	1,771,528	166,440
PT Semen Indonesia Persero Tbk	194,593	126,204
PT Telkom Indonesia Persero Tbk	2,640,762	629,524
PT Unilever Indonesia Tbk	548,714	155,814

(Cost $6,005,972)		6,130,603

Kuwait — 0.7%
Agility Public Warehousing Co. KSC	85,894	285,266
Boubyan Bank KSCP*	81,033	210,934
Kuwait Finance House KSCP	332,874	914,076
Mobile Telecommunications Co. KSC	255,905	519,807
National Bank of Kuwait SAKP	496,369	1,544,552

(Cost $3,441,635)		3,474,635

Malaysia — 0.8%
AMMB Holdings Bhd*	57,400	41,838
Axiata Group Bhd	171,352	170,651
CIMB Group Holdings Bhd	257,429	304,060
DiGi.Com Bhd	171,700	181,737
Hartalega Holdings Bhd	57,000	101,193
Hong Leong Bank Bhd	28,500	131,496
Hong Leong Financial Group Bhd	300	1,316
IHH Healthcare Bhd	57,300	88,218
Inari Amertron Bhd	171,500	141,920

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

	Number of Shares	Value
Malaysia (Continued)
Kossan Rubber Industries	57,100	$42,581
Kuala Lumpur Kepong Bhd	28,600	146,956
Malayan Banking Bhd	143,089	289,138
Malaysia Airports Holdings Bhd*	28,900	46,093
Maxis Bhd	109,800	123,878
MR DIY Group M Bhd, 144A	142,800	124,697
Nestle Malaysia Bhd	19	616
Petronas Chemicals Group Bhd	85,500	170,712
PPB Group Bhd	28,700	127,862
Press Metal Aluminium Holdings Bhd	171,400	222,651
Public Bank Bhd	657,700	661,339
RHB Bank Bhd	114,214	153,586
Sime Darby Bhd	86,000	48,824
Sime Darby Plantation Bhd	57,500	55,743
Supermax Corp. Bhd	57,328	45,509
Telekom Malaysia Bhd	85,600	125,816
TIME dotCom Bhd	57,300	63,406
Top Glove Corp. Bhd	228,500	219,870
Westports Holdings Bhd	57,100	60,438

(Cost $3,779,188)		3,892,144

Mexico — 1.9%
Alfa SAB de CV, Class A	293,230	206,320
America Movil SAB de CV, Series L	1,709,597	1,686,605
Arca Continental SAB de CV	25,166	162,465
Cemex SAB de CV, Series CPO*	801,310	659,778
Coca-Cola Femsa SAB de CV	46,489	269,731
Fibra Uno Administracion SA de CV REIT	183,156	208,843
Gruma SAB de CV, Class B	11,722	134,169
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	21,733	253,645
Grupo Aeroportuario del Sureste SAB de CV, Class B*	7,432	133,672
Grupo Bimbo SAB de CV, Series A	89,662	227,382
Grupo Elektra SAB DE CV (a)	4,292	342,747
Grupo Financiero Banorte SAB de CV, Class O	276,820	1,831,423
Grupo Financiero Inbursa SAB de CV, Class O*	115,451	110,787
Grupo Mexico SAB de CV, Series B	176,293	822,985
Grupo Televisa SAB, Series CPO	244,740	646,550
Industrias Penoles SAB de CV*	7,434	105,574
Kimberly-Clark de Mexico SAB de CV, Class A	162,686	287,955
Orbia Advance Corp. SAB de CV	60,499	173,109
Telesites SAB de CV*	110,593	101,931
Wal-Mart de Mexico SAB de CV	291,457	1,039,323

(Cost $9,022,973)		9,404,994

Peru — 0.1%
Credicorp Ltd.*	1,733	184,755
Credicorp Ltd.*	1,250	133,288
Intercorp Financial Services, Inc.	2,500	56,525

(Cost $363,562)		374,568

Philippines — 0.5%
Ayala Corp.	14,320	228,113
Ayala Land, Inc.	428,800	290,894

	Number of Shares	Value
Philippines (Continued)
Bank of the Philippine Islands	160,130	$267,795
BDO Unibank, Inc.	160,110	353,690
International Container Terminal Services, Inc.	45,730	171,062
Jollibee Foods Corp.	25,750	104,449
Manila Electric Co.	11,440	64,846
Metropolitan Bank & Trust Co.	85,600	77,771
PLDT, Inc.	4,295	126,476
SM Investments Corp.	17,170	348,232
SM Prime Holdings, Inc.	600,200	410,187
Universal Robina Corp.	45,760	138,706

(Cost $2,528,493)		2,582,221

Qatar — 0.8%
Commercial Bank PSQC	99,849	165,583
Industries Qatar QSC	168,009	592,946
Masraf Al Rayan QSC	220,732	275,839
Mesaieed Petrochemical Holding Co.	366,619	201,384
Ooredoo QPSC	32,364	61,448
Qatar International Islamic Bank QSC	75,027	197,819
Qatar Islamic Bank SAQ	68,736	345,474
Qatar National Bank QPSC	413,623	2,177,740

(Cost $4,027,257)		4,018,233

Russia — 1.4%
Alrosa PJSC	116,597	232,096
MMC Norilsk Nickel PJSC	3,433	1,127,413
Mobile TeleSystems PJSC, ADR	24,880	233,374
Mobile TeleSystems PJSC	19,731	88,627
Novolipetsk Steel PJSC	88,347	297,759
Polymetal International PLC	17,729	354,120
Polyus PJSC	1,713	308,829
Sberbank of Russia PJSC	607,454	2,727,717
United Co RUSAL International PJSC*	156,680	113,138
Yandex NV, Class A*	18,012	1,374,071

(Cost $6,641,191)		6,857,144

Saudi Arabia — 2.1%
Advanced Petrochemical Co.	8,294	158,331
Al Rajhi Bank	70,451	2,272,795
Alinma Bank	75,310	459,807
Almarai Co. JSC	18,012	278,534
Arab National Bank	42,145	257,093
Arabian Centres Co. Ltd.	14,869	99,108
Bank AlBilad*	29,737	338,939
Banque Saudi Fransi	45,001	485,920
Bupa Arabia for Cooperative Insurance Co.	4,289	190,968
Dar Al Arkan Real Estate Development Co.*	43,858	119,271
Dr Sulaiman Al Habib Medical Services Group Co.	6,293	308,048
Etihad Etisalat Co.	28,650	244,434
Jarir Marketing Co.	4,860	280,661
Mouwasat Medical Services Co.	3,717	194,239
National Industrialization Co.*	26,304	146,433
National Petrochemical Co.	10,008	126,744
Riyad Bank	111,572	800,194

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

	Number of Shares	Value
Saudi Arabia (Continued)
Sahara International Petrochemical Co.	29,508	$261,982
Saudi British Bank	66,448	610,322
Saudi Industrial Investment Group	18,587	177,906
Saudi Kayan Petrochemical Co.*	57,013	283,036
Saudi National Bank	124,209	2,013,466
Savola Group	20,305	217,358

(Cost $10,200,156)		10,325,589

Singapore — 0.0%
Ascendas Real Estate Investment Trust REIT	72	163
BOC Aviation Ltd., 144A	8,579	64,309
JOYY, Inc., ADR	2,859	180,975

(Cost $223,922)		245,447

South Africa — 3.3%
Absa Group Ltd.*	56,207	614,139
Anglo American Platinum Ltd.	2,575	293,445
AngloGold Ashanti Ltd.	21,159	356,785
Aspen Pharmacare Holdings Ltd.*	20,876	283,027
Bid Corp. Ltd.*	18,014	398,363
Bidvest Group Ltd.	11,722	166,126
Capitec Bank Holdings Ltd.	3,434	450,515
Clicks Group Ltd.	14,013	293,106
Discovery Ltd.*	32,765	291,680
FirstRand Ltd.	351,506	1,503,955
Gold Fields Ltd. (a)	42,769	403,533
Harmony Gold Mining Co. Ltd.	41,341	152,531
Impala Platinum Holdings Ltd.	44,774	689,950
Kumba Iron Ore Ltd. (a)	3,143	141,886
MTN Group Ltd.*	90,521	835,058
MultiChoice Group	23,732	188,511
Naspers Ltd., Class N (a)	24,306	4,167,223
Nedbank Group Ltd.*	38,197	488,520
Northam Platinum Ltd.*	19,159	264,888
Old Mutual Ltd.	442,368	469,739
Pepkor Holdings Ltd., 144A*	65,130	103,650
Rand Merchant Investment Holdings Ltd.	56,779	124,352
Sanlam Ltd.	157,539	701,819
Shoprite Holdings Ltd.	22,876	290,754
Sibanye Stillwater Ltd.	160,115	651,972
Standard Bank Group Ltd.	121,744	1,251,611
Vodacom Group Ltd.	32,133	319,109
Woolworths Holdings Ltd.*	89,661	394,533

(Cost $15,383,082)		16,290,780

South Korea — 11.2%
Alteogen, Inc.*	1,716	125,801
Amorepacific Corp.	1,432	280,978
AMOREPACIFIC Group	1,145	57,080
BGF retail Co. Ltd.	574	88,369
BNK Financial Group, Inc.	25,165	168,425
Celltrion Healthcare Co. Ltd.*	4,288	457,480
Celltrion Pharm, Inc.*	1,141	170,149
Celltrion, Inc.*	4,859	1,227,899
Cheil Worldwide, Inc.	4,288	85,431
CJ CheilJedang Corp.	521	203,781
CJ Corp.	572	50,074

	Number of Shares	Value
South Korea (Continued)
CJ ENM Co. Ltd.	859	$113,427
Coway Co. Ltd.	4,578	308,767
CS Wind Corp.	1,431	98,613
DB Insurance Co. Ltd.	3,718	188,233
DL E&C Co. Ltd.*	1,427	173,537
Doosan Bobcat, Inc.*	2,000	74,777
Doosan Fuel Cell Co. Ltd.*	2,575	121,926
Doosan Heavy Industries & Construction Co. Ltd.*	13,440	242,267
Douzone Bizon Co. Ltd.	1,716	126,245
Ecopro BM Co. Ltd.	289	79,862
E-MART, Inc.	859	132,615
Fila Holdings Corp.	2,858	110,677
Genexine, Inc.*	1,428	91,879
Green Cross Corp.	287	95,299
GS Engineering & Construction Corp.	2,286	88,230
Hana Financial Group, Inc.	24,877	966,587
Hankook Tire & Technology Co. Ltd.	4,289	172,381
Hanmi Pharm. Co. Ltd.	289	77,020
Hanmi Science Co. Ltd.	1,429	90,464
Hanon Systems	8,577	121,688
Hansol Chemical Co. Ltd.	573	143,565
Hanwha Life Insurance Co. Ltd.	41,855	120,390
Hanwha Solutions Corp.*	5,433	190,948
Helixmith Co. Ltd.*	4,860	110,031
HLB, Inc.*	3,719	178,019
HMM Co. Ltd.*	20,586	745,709
Hugel, Inc.*	570	95,864
HYBE Co. Ltd.*	1,428	356,554
Hyundai Elevator Co. Ltd.	2,002	86,679
Hyundai Engineering & Construction Co. Ltd.	4,001	191,518
Hyundai Glovis Co. Ltd.	860	143,896
Hyundai Marine & Fire Insurance Co. Ltd.	5,146	113,621
Hyundai Mipo Dockyard Co. Ltd.*	1,432	94,236
Hyundai Mobis Co. Ltd.	3,146	752,956
Hyundai Motor Co.	6,861	1,257,460
Hyundai Steel Co.	4,575	201,238
Industrial Bank of Korea	12,867	114,304
Kakao Corp.	13,437	1,796,313
Kakao Games Corp.*	2,576	180,406
KB Financial Group, Inc.	30,081	1,372,448
KCC Corp.	287	89,111
Kia Corp.	12,298	902,635
KIWOOM Securities Co. Ltd.	1,141	116,122
KMW Co. Ltd.*	2,001	73,520
Korea Investment Holdings Co. Ltd.	1,718	141,210
Korea Zinc Co. Ltd.	571	261,997
Korean Air Lines Co. Ltd.*	10,865	293,307
Kumho Petrochemical Co. Ltd.	857	143,763
LEENO Industrial, Inc.	858	131,869
LG Chem Ltd.	2,428	1,587,325
LG Corp.	5,150	423,300
LG Display Co. Ltd.*	12,296	217,403
LG Electronics, Inc.	8,581	1,050,931
LG Household & Health Care Ltd.	488	614,919

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

	Number of Shares	Value
South Korea (Continued)
LG Innotek Co. Ltd.	575	$106,624
LG Uplus Corp.	20,873	252,935
Lotte Chemical Corp.	859	185,217
LS Corp.	1,713	98,396
Mando Corp.*	2,289	119,835
Meritz Fire & Marine Insurance Co. Ltd.	3,145	72,017
Meritz Securities Co. Ltd.	22,875	105,748
Mirae Asset Securities Co. Ltd.	28,650	217,942
NAVER Corp.	6,864	2,598,901
NCSoft Corp.	857	487,835
Netmarble Corp., 144A	1,141	126,947
NH Investment & Securities Co. Ltd.	7,146	81,663
Orion Corp.	860	93,829
Pan Ocean Co. Ltd.	11,438	81,978
Pearl Abyss Corp.*	1,717	139,646
S-1 Corp.	1,428	101,116
Samsung Biologics Co. Ltd., 144A*	794	660,839
Samsung C&T Corp.	4,004	459,297
Samsung Electro-Mechanics Co. Ltd.	2,861	455,263
Samsung Electronics Co. Ltd.	268,601	17,768,508
Samsung Engineering Co. Ltd.*	8,290	159,801
Samsung Fire & Marine Insurance Co. Ltd.	2,859	557,276
Samsung Life Insurance Co. Ltd.	6,290	404,161
Samsung SDI Co. Ltd.	4,291	2,934,808
Samsung SDS Co. Ltd.	1,716	255,302
Samsung Securities Co. Ltd.	5,147	219,517
Seegene, Inc.	2,290	129,960
Shin Poong Pharmaceutical Co. Ltd.	2,287	139,258
Shinhan Financial Group Co. Ltd.	42,144	1,412,130
Shinsegae, Inc.	288	66,818
SK Biopharmaceuticals Co. Ltd.*	1,718	185,958
SK Bioscience Co. Ltd.*	33	8,923
SK Chemicals Co. Ltd.	572	133,201
SK Hynix, Inc.	26,594	2,442,762
SK IE Technology Co. Ltd., 144A*	1,716	307,102
SK Materials Co. Ltd.	285	99,429
SK Telecom Co. Ltd.	1,141	293,258
Soulbrain Co. Ltd./New	289	70,614
SSANGYONG C&E Co. Ltd.	11,152	81,083
Studio Dragon Corp.*	1,141	85,616
WONIK IPS Co. Ltd.	3,145	122,876
Woori Financial Group, Inc.	24,303	235,809
Yuhan Corp.	1,431	77,138

(Cost $53,673,193)		55,320,864

Taiwan — 19.5%
Accton Technology Corp.	36,366	368,076
Acer, Inc.	287,699	261,606
Advantech Co. Ltd.	22,306	310,683
ASE Technology Holding Co. Ltd.*	138,560	642,465
Asia Cement Corp.	74,457	120,631
ASMedia Technology, Inc.	2,002	149,896
Asustek Computer, Inc.	34,708	405,773
AU Optronics Corp.	784,870	498,447
Catcher Technology Co. Ltd.	39,281	236,705
Cathay Financial Holding Co. Ltd.	692,685	1,489,672

	Number of Shares	Value
Taiwan (Continued)
Chailease Holding Co. Ltd.	122,721	$1,180,116
Chang Hwa Commercial Bank Ltd.	534,830	318,426
Cheng Shin Rubber Industry Co. Ltd.	108,428	145,739
Chicony Electronics Co. Ltd.	37,853	107,221
China Airlines Ltd.*	179,446	111,694
China Development Financial Holding Corp.	1,355,295	694,434
China Life Insurance Co. Ltd.	210,099	219,094
China Steel Corp.	657,230	904,733
Chroma ATE, Inc.	30,367	196,687
Chunghwa Telecom Co. Ltd.	208,329	841,931
Compal Electronics, Inc.	217,876	180,034
CTBC Financial Holding Co. Ltd.	1,652,712	1,371,619
Delta Electronics, Inc.	176,588	1,723,602
E.Sun Financial Holding Co. Ltd.	1,067,484	1,024,594
Eclat Textile Co. Ltd.	17,440	350,518
Eva Airways Corp.	156,001	108,078
Evergreen Marine Corp. Taiwan Ltd.	146,276	717,828
Far Eastern New Century Corp.	147,709	160,162
Far EasTone Telecommunications Co. Ltd.	154,855	344,203
Feng TAY Enterprise Co. Ltd.	39,856	310,639
First Financial Holding Co. Ltd.	916,941	757,679
Formosa Chemicals & Fibre Corp.	184,174	558,899
Formosa Plastics Corp.	172,586	638,319
Foxconn Technology Co. Ltd.	69,305	165,801
Fubon Financial Holding Co. Ltd.	556,472	1,706,754
Giant Manufacturing Co. Ltd.	17,727	214,283
Globalwafers Co. Ltd.	12,009	376,994
Highwealth Construction Corp.	61,299	106,613
Hiwin Technologies Corp.	12,297	144,652
Hon Hai Precision Industry Co. Ltd.	674,102	2,699,959
Hotai Motor Co. Ltd.	14,586	306,841
Hua Nan Financial Holdings Co. Ltd.*	864,413	651,893
Innolux Corp.	512,667	319,105
Inventec Corp.	93,843	82,284
Largan Precision Co. Ltd.	5,146	497,638
Lite-On Technology Corp.	114,147	252,072
Macronix International Co. Ltd.*	116,720	169,730
MediaTek, Inc.	83,034	2,699,538
Mega Financial Holding Co. Ltd.	911,075	1,078,293
Merida Industry Co. Ltd.	20,014	230,374
Micro-Star International Co. Ltd.	65,591	308,861
momo.com, Inc.	4,577	283,239
Nan Ya Plastics Corp.	266,199	860,643
Nan Ya Printed Circuit Board Corp.	12,866	195,682
Nanya Technology Corp.	110,426	264,575
Nien Made Enterprise Co. Ltd.	8,865	132,430
Novatek Microelectronics Corp.	20,591	333,605
Oneness Biotech Co. Ltd.*	17,444	121,482
Pegatron Corp.	96,415	225,439
Phison Electronics Corp.	10,006	154,169
Pou Chen Corp.	128,499	152,779
Powertech Technology, Inc.	39,856	161,791
Quanta Computer, Inc.	145,423	411,394
Realtek Semiconductor Corp.	17,157	342,973
Ruentex Development Co. Ltd.	53,011	132,559

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

	Number of Shares	Value
Taiwan (Continued)
Ruentex Industries Ltd.	24,305	$97,348
Shanghai Commercial & Savings Bank Ltd.	308,912	501,598
Shin Kong Financial Holding Co. Ltd.	1,057,874	362,632
Silicon Motion Technology Corp., ADR	2,857	213,304
Sino-American Silicon Products, Inc.	31,221	217,427
SinoPac Financial Holdings Co. Ltd.	956,883	492,020
Standard Foods Corp.	61,873	116,541
Synnex Technology International Corp.	52,720	102,345
Taishin Financial Holding Co. Ltd.*	1,000,111	698,293
Taiwan Business Bank*	168,011	58,745
Taiwan Cement Corp.	217,300	379,894
Taiwan Cooperative Financial Holding Co. Ltd.	466,235	376,003
Taiwan Fertilizer Co. Ltd.	54,556	111,224
Taiwan High Speed Rail Corp.	211,813	230,817
Taiwan Mobile Co. Ltd.	151,423	551,851
Taiwan Semiconductor Manufacturing Co. Ltd.	2,292,788	50,797,331
Tatung Co. Ltd.*	123,637	136,291
Teco Electric and Machinery Co. Ltd.	117,573	132,364
Tripod Technology Corp.	38,138	157,569
Unimicron Technology Corp.	92,124	490,313
Uni-President Enterprises Corp.*	176,305	459,951
United Microelectronics Corp.	1,064,452	2,423,617
Vanguard International Semiconductor Corp.	86,691	462,961
Voltronic Power Technology Corp.	4,864	217,633
Walsin Lihwa Corp.	212,441	205,822
Walsin Technology Corp.*	21,443	139,660
Wan Hai Lines Ltd.*	40,429	361,787
Win Semiconductors Corp.	18,300	218,238
Winbond Electronics Corp.	167,724	178,536
Wistron Corp.	251,044	248,204
Wiwynn Corp.	7,150	250,257
WPG Holdings Ltd.	67,018	117,043
Yageo Corp.	21,446	371,059
Yang Ming Marine Transport Corp.*	130,214	627,260
Yuanta Financial Holding Co. Ltd.	1,048,152	945,525
Zhen Ding Technology Holding Ltd.	55,295	198,127

(Cost $92,141,083)		96,884,238

Thailand — 1.4%
Advanced Info Service PCL, NVDR	57,400	334,793
Airports of Thailand PCL, NVDR	228,600	452,129
Bangkok Bank PCL	57,100	201,952
Bangkok Bank PCL, NVDR	57,100	201,952
Bangkok Dusit Medical Services PCL, NVDR	371,700	269,845
Bangkok Expressway & Metro PCL	371,800	99,777
Bangkok Expressway & Metro PCL, NVDR	371,800	99,777
Berli Jucker PCL, NVDR	85,500	96,157
BTS Group Holdings PCL, NVDR	286,100	83,436
Bumrungrad Hospital PCL, NVDR	28,600	118,011
Carabao Group PCL, NVDR	28,500	123,788
Central Pattana PCL, NVDR	114,300	190,603

	Number of Shares	Value
Thailand (Continued)
Central Retail Corp. PCL	142,800	$148,415
Central Retail Corp. PCL, NVDR	142,800	151,738
Charoen Pokphand Foods PCL, NVDR	200,300	167,784
Energy Absolute PCL, NVDR	200,200	406,829
Fabrinet*	1,713	176,473
Home Product Center PCL, NVDR	343,200	152,261
Indorama Ventures PCL, NVDR	114,300	155,142
Intouch Holdings PCL, Class F	57,000	151,198
Intouch Holdings PCL, NVDR	114,400	303,458
Kasikornbank PCL, NVDR	143,000	545,692
Krung Thai Bank PCL, NVDR	486,300	168,977
Krungthai Card PCL	28,900	59,401
Krungthai Card PCL, NVDR	28,900	59,401
Land & Houses PCL, NVDR	343,200	86,778
Minor International PCL, NVDR*	114,631	116,471
Muangthai Capital PCL	600	1,205
Osotspa PCL	85,700	80,761
Osotspa PCL, NVDR	85,700	97,047
SCG Packaging PCL	57,000	118,483
SCG Packaging PCL, NVDR	57,000	123,788
Siam Cement PCL, NVDR	28,600	381,540
Siam Commercial Bank PCL, NVDR	114,200	377,330
Sri Trang Gloves Thailand PCL	57,500	66,674
Thai Union Group PCL, NVDR	86,000	53,096
TMBThanachart Bank PCL, NVDR	4,105,700	136,294
True Corp. PCL, NVDR	2,258,900	232,670

(Cost $6,520,142)		6,791,126

Turkey — 0.6%
Akbank TAS	324,685	230,007
Akcansa Cimento AS	113,449	208,764
Arcelik AS	41,054	158,597
BIM Birlesik Magazalar AS	30,989	267,792
Coca-Cola Icecek AS	12,010	126,463
Eregli Demir ve Celik Fabrikalari TAS	91,091	205,748
Ford Otomotiv Sanayi AS	4,859	100,400
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	173,379	162,233
Petkim Petrokimya Holding AS*	124,891	93,129
Sasa Polyester Sanayi AS*	24,020	79,388
Tekfen Holding AS	50,207	89,068
Turk Hava Yollari AO*	84,228	128,452
Turk Telekomunikasyon AS	111,449	99,325
Turkcell Iletisim Hizmetleri AS	65,129	128,386
Turkiye Garanti Bankasi AS	216,894	257,732
Turkiye Is Bankasi AS, Class C	180,297	124,687
Turkiye Sise ve Cam Fabrikalari AS	193,450	207,072
Yapi ve Kredi Bankasi AS	307,239	97,554

(Cost $2,700,769)		2,764,797

United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	147,706	301,995
Aldar Properties PJSC	226,454	255,852
Dubai Islamic Bank PJSC	104,425	144,989
Emaar Properties PJSC	202,321	231,340
Emirates Integrated Telecommunications Co. PJSC	79,316	143,165

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

	Number of Shares		Value
United Arab Emirates (Continued)
Emirates NBD Bank PJSC		184,884	$697,125
Emirates Telecommunications Group Co. PJSC		91,838	590,059
First Abu Dhabi Bank PJSC		252,474	1,168,495
International Holding Co. PJSC*		36,709	1,469,100

(Cost $4,987,803)			5,002,120

TOTAL COMMON STOCKS (Cost $468,300,899)			484,774,891

PREFERRED STOCKS — 2.2%
Brazil — 1.3%
Alpargatas SA*		14,872	174,209
Banco Bradesco SA		457,369	2,068,169
Bradespar SA		17,442	215,148
Gerdau SA		66,734	369,155
Itau Unibanco Holding SA		457,653	2,765,826
Itausa SA		271,058	612,052
Lojas Americanas SA		81,319	94,669
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A		40,712	147,037

(Cost $6,227,322)			6,446,265

Chile — 0.1%
Embotelladora Andina SA, Class B		32,082	76,132
Sociedad Quimica y Minera de Chile SA, Class B		7,723	403,426

(Cost $469,584)			479,558

Colombia — 0.1%
Bancolombia SA		44,855	374,279
Grupo Aval Acciones y Valores SA		75,000	22,322

(Cost $386,104)			396,601

Russia — 0.0%
Sberbank of Russia PJSC (Cost $180,922)		43,916	185,869

South Korea — 0.7%
Hyundai Motor Co.		1,145	101,223
Hyundai Motor Co. — 2nd Preferred		1,718	147,136
LG Chem Ltd.		3	895
LG Electronics, Inc.		1,716	103,453
Samsung Electronics Co. Ltd.		47,004	2,870,226

(Cost $3,154,521)			3,222,933

TOTAL PREFERRED STOCKS (Cost $10,418,453)			10,731,226

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24 (Cost $34)	INR	2,494	35

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	746	$383

Thailand — 0.0%
BTS Group Holdings PCL*, expires 9/5/22 (b)	200	5
BTS Group Holdings PCL*, expires 11/7/24 (b)	400	10
BTS Group Holdings PCL*, expires 11/20/26 (b)	800	16
Minor International PCL*, expires 9/30/21	80	1
Minor International PCL*, expires 2/15/24	52	7

(Cost $0)		39

TOTAL WARRANTS (Cost $0)		422

EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (c) (Cost $2,844)	97	3,087

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $1,768,050)	1,768,050	1,768,050

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $3,753,775)	3,753,775	3,753,775

TOTAL INVESTMENTS — 101.0% (Cost $484,244,055)		$501,031,486
Other assets and liabilities, net — (1.0%)		(4,929,382)

NET ASSETS — 100.0%		$496,102,104

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (c)
12,303	85,183		(98,530)	5,132	(1,001)	975	—	97	3,087

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (c)
5,738	38,547		(45,875)	2,495	(905)	143	—	—	—

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
18,551	1,749,499	(f)	—	—	—	11	—	1,768,050	1,768,050

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
6,027	4,137,709		(389,961)	—	—	7	—	3,753,775	3,753,775

42,619	6,010,938		(534,366)	7,627	(1,906)	1,136	—	5,521,922	5,524,912

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $6,478,517, which is 1.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,796,817.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
MINI TOPIX Index Futures	JPY	1	$17,811	$17,882	9/09/2021	$71
EURO STOXX 50 Futures	EUR	1	49,887	49,360	9/17/2021	(527)

Total net unrealized depreciation						$(456)

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

August 31, 2021

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$484,774,891	$—	$—	$484,774,891
Preferred Stocks (g)	10,731,226	—	—	10,731,226
Corporate Bonds	—	35	—	35
Warrants (g)	391	—	31	422
Exchange-Traded Funds	3,087	—	—	3,087
Short-Term Investments (g)	5,521,825	—	—	5,521,825
Derivatives (h)
Futures Contracts	71	—	—	71

TOTAL	$501,031,491	$35	$31	$501,031,557

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(527)	$—	$—	$(527)

TOTAL	$(527)	$—	$—	$(527)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 99.4%
Australia — 6.7%
Afterpay Ltd.*	459	$45,150
APA Group (a)	2,539	17,035
Aristocrat Leisure Ltd.	1,213	40,487
ASX Ltd.	394	25,274
Aurizon Holdings Ltd.	3,860	10,664
AusNet Services Ltd.	4,361	6,167
Australia & New Zealand Banking Group Ltd.	6,018	122,491
BlueScope Steel Ltd.	979	18,031
Brambles Ltd.	3,083	27,286
Cochlear Ltd.	136	23,179
Coles Group Ltd.	2,797	36,959
Commonwealth Bank of Australia	3,773	276,081
Computershare Ltd.	1,024	12,348
Dexus REIT	2,206	17,154
Evolution Mining Ltd.	3,348	9,567
Fortescue Metals Group Ltd.	3,601	55,268
Goodman Group REIT	3,492	59,031
GPT Group REIT	4,236	15,015
Insurance Australia Group Ltd.	5,066	19,401
Lendlease Corp. Ltd. (a)	1,419	12,383
Macquarie Group Ltd.	726	88,472
Mirvac Group REIT	8,290	18,903
Newcrest Mining Ltd.	1,709	30,901
Northern Star Resources Ltd.	2,584	18,432
Orica Ltd.	790	7,604
QBE Insurance Group Ltd.	3,109	26,880
Ramsay Health Care Ltd.	418	21,049
REA Group Ltd.	103	11,555
SEEK Ltd.	687	16,338
Sonic Healthcare Ltd.	917	29,086
Stockland REIT	4,988	16,842
Sydney Airport* (a)	2,981	17,364
Telstra Corp. Ltd.	8,841	24,812
Transurban Group (a)	5,701	59,207
Vicinity Centres REIT	9,454	11,953
Woodside Petroleum Ltd.	2,025	28,845

(Cost $1,064,256)		1,277,214

Austria — 0.3%
Erste Group Bank AG	602	24,062
OMV AG	311	17,229
voestalpine AG	227	10,290

(Cost $35,579)		51,581

Belgium — 0.7%
Etablissements Franz Colruyt NV	128	7,161
KBC Group NV	530	44,633
Solvay SA	169	22,134
UCB SA	263	30,077
Umicore SA	409	26,912

(Cost $107,899)		130,917

Chile — 0.1%
Antofagasta PLC (Cost $18,896)	839	16,812

	Number of Shares	Value
Denmark — 4.0%
Ambu A/S, Class B	352	$11,125
Chr Hansen Holding A/S	217	20,020
Coloplast A/S, Class B	252	43,641
Demant A/S*	255	14,450
Genmab A/S*	138	65,321
GN Store Nord AS	268	20,160
Novo Nordisk A/S, Class B	3,569	355,605
Novozymes A/S, Class B	446	36,021
Orsted AS, 144A	399	63,398
Pandora A/S	214	25,613
Tryg A/S	693	17,155
Vestas Wind Systems A/S	2,142	86,464

(Cost $454,887)		758,973

Finland — 1.4%
Elisa OYJ	295	18,888
Kesko OYJ, Class B	586	24,183
Neste OYJ	899	54,696
Nordea Bank Abp	6,899	80,996
Orion OYJ, Class B	261	10,639
Stora Enso OYJ, Class R	1,203	23,538
UPM-Kymmene OYJ	1,129	45,886
Wartsila OYJ Abp	941	13,335

(Cost $223,913)		272,161

France — 10.7%
Accor SA*	368	12,667
Air Liquide SA	1,007	180,471
Alstom SA (b)	674	28,961
Amundi SA, 144A	136	12,867
Atos SE	192	9,963
AXA SA	4,094	114,923
BNP Paribas SA	2,396	151,968
Bouygues SA	470	19,657
Bureau Veritas SA	609	20,208
Carrefour SA	1,309	26,037
Cie Generale des Etablissements Michelin SCA	353	57,109
CNP Assurances	379	6,485
Covivio REIT	114	10,836
Danone SA	1,395	101,883
Eiffage SA	192	19,949
EssilorLuxottica SA	612	120,112
Eurazeo SE	77	7,917
Gecina SA REIT	89	13,821
Kering SA	160	127,300
Klepierre SA REIT*	425	10,385
L’Oreal SA	535	250,280
Orange SA	4,231	48,047
Publicis Groupe SA	473	31,000
Schneider Electric SE	1,140	203,606
SEB SA	53	8,333
Societe Generale SA	1,717	54,015
Teleperformance	126	55,687
TotalEnergies SE	5,278	232,675
Unibail-Rodamco-Westfield REIT*	269	23,562
Valeo	517	14,696

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
France (Continued)
Vivendi SE (b)	1,512	$57,686
Wendel SE	58	8,414

(Cost $1,710,433)		2,041,520

Germany — 8.4%
adidas AG	406	143,995
Allianz SE	878	206,230
BASF SE	1,950	150,819
Bayerische Motoren Werke AG	716	67,929
Beiersdorf AG	232	28,140
Brenntag SE	321	32,375
Commerzbank AG*	2,223	13,934
Delivery Hero SE, 144A* (b)	331	47,903
Deutsche Boerse AG	406	70,020
Deutsche Post AG	2,098	147,555
Deutsche Wohnen SE	739	45,851
HeidelbergCement AG	313	27,194
Henkel AG & Co. KGaA	228	20,509
LANXESS AG	173	12,608
Merck KGaA	274	65,077
MTU Aero Engines AG	114	26,154
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	298	87,046
Puma SE	205	24,877
SAP SE	2,227	335,075
Symrise AG	272	38,723
Telefonica Deutschland Holding AG	2,312	6,487

(Cost $1,372,089)		1,598,501

Hong Kong — 1.6%
BOC Hong Kong Holdings Ltd.	7,876	23,899
ESR Cayman Ltd., 144A*	4,034	12,293
Hang Seng Bank Ltd.	1,598	28,601
HKT Trust & HKT Ltd. (a)	7,739	10,548
Hong Kong & China Gas Co. Ltd.	23,461	37,768
Hong Kong Exchanges & Clearing Ltd.	2,542	160,416
MTR Corp. Ltd.	3,010	16,952
Swire Pacific Ltd., Class A	1,081	7,325
Swire Properties Ltd.	2,436	6,593

(Cost $247,593)		304,395

Ireland — 1.0%
CRH PLC	1,686	89,641
DCC PLC	198	16,840
Kerry Group PLC, Class A	342	50,141
Kingspan Group PLC	329	37,586

(Cost $135,188)		194,208

Israel — 0.3%
Bank Hapoalim BM	2,195	18,903
Bank Leumi Le-Israel BM	3,370	27,875
CyberArk Software Ltd.*	77	12,931

(Cost $46,679)		59,709

Italy — 1.7%
Amplifon SpA	255	13,329
Assicurazioni Generali SpA	2,345	47,806
Enel SpA	17,242	157,067

	Number of Shares	Value
Italy (Continued)
Intesa Sanpaolo SpA	35,008	$99,077

(Cost $276,554)		317,279

Japan — 24.1%
Aeon Co. Ltd. (b)	1,400	37,205
Ajinomoto Co., Inc.	1,000	29,529
ANA Holdings, Inc.*	300	7,115
Asahi Kasei Corp.	2,600	26,885
Astellas Pharma, Inc.	4,000	67,613
Azbil Corp.	300	13,039
Bridgestone Corp.	1,200	55,314
Capcom Co. Ltd.	400	11,178
Casio Computer Co. Ltd.	400	6,186
Central Japan Railway Co.	310	45,501
Chugai Pharmaceutical Co. Ltd.	1,398	54,821
CyberAgent, Inc.	912	16,777
Dai Nippon Printing Co. Ltd.	465	11,073
Daifuku Co. Ltd.	216	19,111
Dai-ichi Life Holdings, Inc.	2,200	43,445
Daikin Industries Ltd.	554	138,197
Daiwa House Industry Co. Ltd.	1,200	36,658
Denso Corp.	960	67,373
East Japan Railway Co.	629	42,546
Eisai Co. Ltd.	458	37,879
ENEOS Holdings, Inc.	6,400	24,823
Fast Retailing Co. Ltd.	128	84,494
FUJIFILM Holdings Corp.	800	66,033
Fujitsu Ltd.	409	75,575
Hankyu Hanshin Holdings, Inc.	500	14,996
Hirose Electric Co. Ltd.	80	13,348
Hitachi Construction Machinery Co. Ltd.	200	5,744
Hitachi Metals Ltd.*	400	7,737
Hoshizaki Corp.	100	9,403
Hoya Corp.	800	129,474
Hulic Co. Ltd.	500	5,871
Ibiden Co. Ltd.	200	10,814
Inpex Corp.	2,300	15,869
Isuzu Motors Ltd.	1,200	15,205
ITOCHU Corp.	2,500	75,346
JFE Holdings, Inc.	1,100	17,873
JSR Corp.	400	13,890
Kajima Corp.	1,100	14,248
Kansai Paint Co. Ltd.	300	7,785
Kao Corp.	984	59,527
KDDI Corp.	3,400	104,296
Keio Corp.	239	12,879
Kikkoman Corp.	300	22,556
Kobayashi Pharmaceutical Co. Ltd.	80	6,270
Komatsu Ltd.	1,900	46,047
Kubota Corp.	2,200	45,548
Kurita Water Industries Ltd.	200	9,394
Kyowa Kirin Co. Ltd.	600	19,634
Lawson, Inc.	100	4,824
Lixil Corp.	600	17,504
Marubeni Corp.	3,300	26,302
Mazda Motor Corp.*	1,300	11,301
Mercari, Inc.*	250	12,379

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
Japan (Continued)
Mitsubishi Chemical Holdings Corp.	2,700	$23,736
Mitsubishi Estate Co. Ltd.	2,500	39,164
Mitsui Chemicals, Inc.	400	13,836
Mitsui Fudosan Co. Ltd.	1,900	43,652
Miura Co. Ltd.	200	8,993
Mizuho Financial Group, Inc.	5,090	71,490
MS&AD Insurance Group Holdings, Inc.	1,000	32,359
Murata Manufacturing Co. Ltd.	1,200	99,607
Nabtesco Corp.	250	9,922
NEC Corp.	500	26,306
Nintendo Co. Ltd.	239	115,084
Nippon Building Fund, Inc. REIT	3	19,525
Nippon Express Co. Ltd.	150	10,227
Nippon Paint Holdings Co. Ltd.	1,550	19,315
Nippon Yusen KK	300	24,222
Nissin Foods Holdings Co. Ltd.	100	7,792
Nitori Holdings Co. Ltd.	144	26,975
Nitto Denko Corp.	350	26,634
Nomura Holdings, Inc.	6,500	31,571
Nomura Real Estate Holdings, Inc.	200	5,125
Nomura Real Estate Master Fund, Inc. REIT	9	13,902
Nomura Research Institute Ltd.	800	30,111
NSK Ltd.	800	5,622
NTT Data Corp.	1,300	23,442
Obayashi Corp.	1,300	10,721
Odakyu Electric Railway Co. Ltd.	600	14,003
Omron Corp.	413	39,022
Oriental Land Co. Ltd.	415	62,934
ORIX Corp.	2,600	48,552
Orix JREIT, Inc. REIT	6	10,710
Osaka Gas Co. Ltd.	800	15,023
Otsuka Corp.	250	12,971
Pan Pacific International Holdings Corp.	900	17,179
Panasonic Corp.	4,700	56,130
Recruit Holdings Co. Ltd.	2,900	171,582
Resona Holdings, Inc.	5,000	19,375
Rohm Co. Ltd.	150	14,500
SCSK Corp.	100	6,326
Secom Co. Ltd.	440	33,423
Sekisui Chemical Co. Ltd.	800	13,719
Sekisui House Ltd.	1,300	25,950
Seven & i Holdings Co. Ltd.	1,600	70,126
SG Holdings Co. Ltd.	700	19,064
Sharp Corp.	400	5,290
Shimadzu Corp.	540	24,257
Shimizu Corp.	1,200	8,629
Shin-Etsu Chemical Co. Ltd.	743	123,123
Shionogi & Co. Ltd.	600	37,968
Shiseido Co. Ltd.	850	56,427
SoftBank Corp.	6,100	81,816
Sohgo Security Services Co. Ltd.	200	9,075
Sompo Holdings, Inc.	640	28,126
Sony Group Corp.	2,705	279,709
Stanley Electric Co. Ltd.	200	5,003
Sumitomo Chemical Co. Ltd.	3,600	18,285
Sumitomo Metal Mining Co. Ltd.	553	21,262

	Number of Shares	Value
Japan (Continued)
Sumitomo Mitsui Trust Holdings, Inc.	700	$22,926
Suntory Beverage & Food Ltd.	300	12,029
Sysmex Corp.	350	39,887
T&D Holdings, Inc.	1,200	14,582
Taisei Corp.	374	11,728
Takeda Pharmaceutical Co. Ltd.	3,350	112,185
TDK Corp.	275	28,962
Terumo Corp.	1,350	56,490
Tobu Railway Co. Ltd.	400	10,453
Toho Gas Co. Ltd.	150	7,004
Tokyo Century Corp.	100	5,726
Tokyo Electron Ltd.	323	138,891
Tokyo Gas Co. Ltd.	800	15,409
Tokyu Corp.	1,100	15,169
Toray Industries, Inc.	2,900	19,581
TOTO Ltd.	300	16,357
Toyo Suisan Kaisha Ltd.	250	10,365
Unicharm Corp.	800	35,711
USS Co. Ltd.	500	8,288
West Japan Railway Co.	350	19,166
Yakult Honsha Co. Ltd.	280	16,159
Yamada Holdings Co. Ltd.	2,000	8,611
Yamaha Corp.	319	18,845
Yamaha Motor Co. Ltd.	600	15,292
Yaskawa Electric Corp.	501	24,535
Yokogawa Electric Corp.	400	6,273
Z Holdings Corp.	5,600	36,548
ZOZO, Inc.	200	7,637

(Cost $3,807,029)		4,598,135

Luxembourg — 0.1%
Tenaris SA (Cost $12,409)	1,048	10,560

Netherlands — 7.3%
Aegon NV	3,308	16,377
Akzo Nobel NV	401	49,419
ASML Holding NV	885	735,990
ING Groep NV	8,280	114,357
JDE Peet’s NV	157	5,393
Koninklijke Ahold Delhaize NV	2,226	75,073
Koninklijke DSM NV (b)	363	77,238
Koninklijke KPN NV	7,170	22,971
Koninklijke Vopak NV	143	6,190
NN Group NV	612	31,766
Prosus NV*	1,973	174,444
Randstad NV	247	18,165
Wolters Kluwer NV	572	65,780

(Cost $769,176)		1,393,163

New Zealand — 0.6%
Auckland International Airport Ltd.*	2,678	13,590
Fisher & Paykel Healthcare Corp. Ltd.	1,212	28,236
Mercury NZ Ltd.	1,617	7,569
Meridian Energy Ltd.	2,640	9,755
Ryman Healthcare Ltd.	810	8,825
Spark New Zealand Ltd.	3,846	13,197
Xero Ltd.*	271	30,070

(Cost $97,096)		111,242

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
Norway — 0.7%
DNB Bank ASA	1,980	$41,759
Mowi ASA	999	26,727
Norsk Hydro ASA	2,800	19,305
Orkla ASA	1,726	15,402
Telenor ASA	1,486	26,006

(Cost $119,797)		129,199

Portugal — 0.1%
Galp Energia SGPS SA	1,052	10,772
Jeronimo Martins SGPS SA	540	11,442

(Cost $25,060)		22,214

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT	203	459
CapitaLand Integrated Commercial Trust REIT	9,684	14,831
CapitaLand Ltd.	5,700	16,950
City Developments Ltd.	1,100	5,594
DBS Group Holdings Ltd.	3,847	85,715
Keppel Corp. Ltd.	3,300	12,757
Oversea-Chinese Banking Corp. Ltd.	7,000	59,483
Singapore Airlines Ltd.*	3,150	11,850
Singapore Exchange Ltd.	1,700	12,512
Singapore Telecommunications Ltd.	16,800	28,976
UOL Group Ltd.	1,100	5,724

(Cost $244,125)		254,851

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA*	14,170	92,784
CaixaBank SA	9,160	28,460
Iberdrola SA	12,496	154,811
Industria de Diseno Textil SA	2,341	79,891
Naturgy Energy Group SA (b)	631	16,238
Red Electrica Corp. SA	886	17,665
Repsol SA	3,170	36,316

(Cost $367,702)		426,165

Sweden — 3.6%
Alfa Laval AB	675	27,348
Assa Abloy AB, Class B	2,123	67,780
Atlas Copco AB, Class A	1,468	100,669
Atlas Copco AB, Class B	773	44,669
Boliden AB	577	20,098
Electrolux AB, Series B	523	13,234
Essity AB, Class B	1,305	41,815
Evolution AB, 144A	361	58,103
H & M Hennes & Mauritz AB, Class B*	1,571	31,454
Husqvarna AB, Class B	888	11,898
ICA Gruppen AB	223	11,082
Nibe Industrier AB, Class B	3,010	41,917
Sandvik AB	2,392	60,917
SKF AB, Class B	879	22,385
Svenska Cellulosa AB SCA, Class B	1,354	23,863
Tele2 AB, Class B	1,067	15,977
Telefonaktiebolaget LM Ericsson, Class B	6,183	73,220
Telia Co. AB	5,532	23,720

(Cost $552,419)		690,149

	Number of Shares	Value
Switzerland — 9.4%
ABB Ltd.	3,696	$136,858
Adecco Group AG	325	18,087
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	4	47,028
Cie Financiere Richemont SA, Class A	1,109	122,274
Clariant AG*	415	8,734
Coca-Cola HBC AG*	438	15,848
Geberit AG	75	62,649
Givaudan SA	20	100,322
Kuehne + Nagel International AG	113	41,337
Lonza Group AG	158	133,672
Roche Holding AG	1,488	597,360
SGS SA	13	40,843
Sika AG	300	108,105
Sonova Holding AG	118	45,471
Straumann Holding AG	22	42,509
Swiss Life Holding AG	68	35,453
Swiss Re AG	639	58,776
Swisscom AG	56	32,852
Vifor Pharma AG	102	14,520
Zurich Insurance Group AG	320	140,429

(Cost $1,251,751)		1,803,127

United Kingdom — 13.1%
Abrdn PLC	4,565	16,680
Ashtead Group PLC	960	75,176
Associated British Foods PLC	814	22,181
AstraZeneca PLC	3,283	384,682
Barratt Developments PLC	1,934	19,670
Berkeley Group Holdings PLC*	262	17,405
British Land Co. PLC REIT	1,955	14,265
BT Group PLC*	18,977	44,347
Burberry Group PLC	929	23,774
CNH Industrial NV	2,174	35,928
Coca-Cola Europacific Partners PLC	438	25,290
Compass Group PLC*	3,772	77,894
Croda International PLC	299	37,644
Ferguson PLC	477	68,962
GlaxoSmithKline PLC	10,723	215,755
Informa PLC*	3,146	22,991
InterContinental Hotels Group PLC*	367	23,401
Intertek Group PLC	339	24,587
J Sainsbury PLC	3,641	15,233
JD Sports Fashion PLC	1,118	15,533
Johnson Matthey PLC	403	16,301
Kingfisher PLC	4,525	21,815
Legal & General Group PLC	12,691	47,193
Lloyds Banking Group PLC	150,666	90,769
Mondi PLC	1,008	27,815
National Grid PLC	7,396	95,813
Next PLC	288	31,352
Reckitt Benckiser Group PLC	1,519	115,794
RELX PLC	4,122	123,783
Rentokil Initial PLC	3,914	31,264
Schroders PLC	261	13,578
Segro PLC REIT	2,566	45,344
Spirax-Sarco Engineering PLC	156	34,587

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
United Kingdom (Continued)
St James’s Place PLC	1,103	$24,440
Standard Chartered PLC	5,699	35,671
Taylor Wimpey PLC	7,747	19,500
Tesco PLC	16,436	57,715
Unilever PLC	5,615	312,661
Vodafone Group PLC	59,234	99,423
Whitbread PLC*	465	20,530
Wm Morrison Supermarkets PLC	4,870	19,437
WPP PLC	2,550	34,519

(Cost $2,328,064)		2,500,702

TOTAL COMMON STOCKS (Cost $15,268,594)		18,962,777

PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	97	8,118
Henkel AG & Co. KGaA	372	36,334

(Cost $47,931)		44,452

	Number of Shares	Value
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	1,880	$965

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $61,137)	61,137	61,137

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $2,532)	2,532	2,532

TOTAL INVESTMENTS — 100.0% (Cost $15,380,194)		$19,071,863
Other assets and liabilities, net — 0.0%		4,223

NET ASSETS — 100.0%		$19,076,086

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
55,300	5,837	(e)	—	—	—	20	—	61,137	61,137

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
143	631,787		(629,398)	—	—	3	—	2,532	2,532

55,443	637,624		(629,398)	—	—	23	—	63,669	63,669

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $170,080, which is 0.9% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $119,195.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2021

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MINI TOPIX Index Futures	JPY	2	$35,681	$35,764	9/09/2021	$83

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$18,962,777	$—	$—	$18,962,777
Preferred Stocks	44,452	—	—	44,452
Warrants	965	—	—	965
Short-Term Investments (f)	63,669	—	—	63,669
Derivatives (g)
Futures Contracts	83	—	—	83

TOTAL	$19,071,946	$—	$—	$19,071,946

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 98.3%
Argentina — 0.0%
Adecoagro SA* (Cost $5,993)	607	$5,675

Brazil — 2.6%
Americanas SA*	2,205	17,814
Atacadao SA	2,553	9,051
B3 SA — Brasil Bolsa Balcao	33,459	91,955
Banco Bradesco SA	8,066	31,416
Banco do Brasil SA	5,089	30,248
Banco Santander Brasil SA	2,151	17,621
CCR SA	6,648	15,907
Cosan SA	6,110	26,316
CPFL Energia SA	1,270	7,204
Energisa SA	911	7,895
Equatorial Energia SA	5,014	24,925
Klabin SA*	4,203	21,600
Localiza Rent a Car SA	3,305	35,803
Lojas Renner SA	4,928	36,636
Natura & Co. Holding SA*	4,909	49,497
Notre Dame Intermedica Participacoes SA	2,831	44,205
Rede D’Or Sao Luiz SA, 144A	2,195	29,507
Rumo SA*	7,024	25,684
Telefonica Brasil SA	2,716	23,200
TIM SA	3,968	9,657
Ultrapar Participacoes SA	4,393	12,391
Via S/A*	7,659	15,544
WEG SA	9,056	62,902

(Cost $656,228)		646,978

Chile — 0.3%
Cencosud Shopping SA	1,212	1,720
Empresas CMPC SA	6,575	14,585
Empresas COPEC SA	2,062	19,155
Enel Americas SA	125,793	17,651
Falabella SA	4,076	16,121

(Cost $80,776)		69,232

China — 33.0%
360 Security Technology, Inc., Class A*	800	1,476
3SBio, Inc., 144A*	7,378	8,225
51job, Inc., ADR* (a)	177	13,594
AAC Technologies Holdings, Inc.	4,225	23,550
Air China Ltd., Class A*	4,600	5,162
Air China Ltd., Class H*	5,074	3,406
Alibaba Group Holding Ltd.*	83,278	1,772,134
A-Living Smart City Services Co. Ltd., 144A	3,103	12,289
Angel Yeast Co. Ltd., Class A	200	1,242
Baozun, Inc., ADR*	339	8,163
BBMG Corp., Class A	1,800	756
Beijing Capital International Airport Co. Ltd., Class H*	10,259	6,187
BYD Co. Ltd., Class A	600	25,759
BYD Co. Ltd., Class H	4,311	146,003
By-health Co. Ltd., Class A	300	1,169
CanSino Biologics, Inc., Class A*	26	1,552
CanSino Biologics, Inc., Class H, 144A*	412	16,284

	Number of Shares	Value
China (Continued)
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	100	$2,999
China Aoyuan Group Ltd.	6,000	3,595
China Communications Services Corp. Ltd., Class H	13,055	6,949
China Conch Venture Holdings Ltd.	9,056	37,028
China Construction Bank Corp., Class A	1,800	1,632
China Construction Bank Corp., Class H	528,376	381,810
China East Education Holdings Ltd., 144A* (a)	2,000	2,145
China Eastern Airlines Corp. Ltd., Class A*	4,800	3,497
China Feihe Ltd., 144A	19,567	35,424
China Jushi Co. Ltd., Class A	1,028	2,796
China Lesso Group Holdings Ltd.	5,105	10,922
China Medical System Holdings Ltd.	7,095	13,903
China Merchants Bank Co. Ltd., Class H	21,739	179,590
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,100	3,242
China Molybdenum Co. Ltd., Class A	4,200	5,091
China Molybdenum Co. Ltd., Class H	21,869	17,096
China National Medicines Corp. Ltd., Class A	200	905
China Resources Pharmaceutical Group Ltd., 144A	4,506	2,346
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	1,733
China Southern Airlines Co. Ltd., Class H*	9,335	5,437
China Tourism Group Duty Free Corp. Ltd., Class A	600	21,230
China Vanke Co. Ltd., Class A	3,300	10,127
China Vanke Co. Ltd., Class H	9,055	24,450
Chongqing Changan Automobile Co. Ltd., Class A	2,000	6,392
CIFI Ever Sunshine Services Group Ltd.	4,248	8,772
CIFI Holdings Group Co. Ltd.	20,133	13,565
CITIC Ltd.	31,757	39,526
Contemporary Amperex Technology Co. Ltd., Class A	804	61,667
Country Garden Services Holdings Co. Ltd.	8,241	62,782
CSPC Pharmaceutical Group Ltd.	50,890	64,583
Dali Foods Group Co. Ltd., 144A	5,848	3,278
Dongfeng Motor Group Co. Ltd., Class H	15,043	16,479
ENN Energy Holdings Ltd.	4,386	86,791
Eve Energy Co. Ltd., Class A	480	7,588
Fosun International Ltd.	14,001	17,714
Fu Jian Anjoy Foods Co. Ltd., Class A	100	2,422
Fuyao Glass Industry Group Co. Ltd., Class A	600	4,454
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,010	18,538
Ganfeng Lithium Co. Ltd., Class A	400	13,639
Ganfeng Lithium Co. Ltd., Class H, 144A	1,423	32,788
GEM Co. Ltd., Class A	1,200	2,498
Genscript Biotech Corp.*	6,941	32,977
GoerTek, Inc., Class A	700	5,049
Gotion High-tech Co. Ltd., Class A*	500	4,165

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
China (Continued)
Great Wall Motor Co. Ltd., Class A	600	$6,149
Great Wall Motor Co. Ltd., Class H	16,548	76,172
Greenland Holdings Corp. Ltd., Class A	1,260	869
Greentown Service Group Co. Ltd.	8,419	9,006
Guangzhou Automobile Group Co. Ltd., Class H	15,043	15,145
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,370
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	3,270
Guangzhou R&F Properties Co. Ltd., Class H	8,808	7,520
Hangzhou Robam Appliances Co. Ltd., Class A	300	1,660
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,187	19,637
HengTen Networks Group Ltd.* (a)	18,050	8,866
Huaxia Bank Co. Ltd., Class A	5,100	4,427
Industrial Bank Co. Ltd., Class A	7,500	21,505
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,000	10,542
Jafron Biomedical Co. Ltd., Class A	200	1,518
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,100	1,386
Jinke Properties Group Co. Ltd., Class A	1,400	1,042
Jinxin Fertility Group Ltd., 144A*	6,019	9,566
Kaisa Group Holdings Ltd.*	10,000	3,330
Kingdee International Software Group Co. Ltd.*	13,539	49,265
Kuang-Chi Technologies Co. Ltd., Class A*	600	2,125
KWG Group Holdings Ltd.	6,775	7,143
Lenovo Group Ltd.	41,508	46,005
Li Auto, Inc., ADR* (a)	2,968	91,593
Li Ning Co. Ltd.	12,036	161,721
Liaoning Cheng Da Co. Ltd., Class A	700	2,636
Logan Group Co. Ltd.	6,775	8,084
Longfor Group Holdings Ltd., 144A	10,252	44,423
Meituan, Class B, 144A*	22,008	704,609
Microport Scientific Corp.	3,528	21,842
Minth Group Ltd.	4,801	19,939
NARI Technology Co. Ltd., Class A	1,260	6,837
NIO, Inc., ADR*	7,434	292,231
Offshore Oil Engineering Co. Ltd., Class A	100	70
Ovctek China, Inc., Class A	140	1,449
Pharmaron Beijing Co. Ltd., Class A	200	5,967
Pharmaron Beijing Co. Ltd., Class H, 144A	752	16,689
Ping An Insurance Group Co. of China Ltd., Class A	3,900	30,163
Ping An Insurance Group Co. of China Ltd., Class H	34,598	268,693
Poly Developments and Holdings Group Co. Ltd., Class A	4,100	7,238
Poly Property Services Co. Ltd., Class H	400	2,446
Shandong Sinocera Functional Material Co. Ltd., Class A	300	2,128
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,373	23,655

	Number of Shares	Value
China (Continued)
Shanghai Electric Group Co. Ltd., Class A	2,300	$1,743
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	600	5,887
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,012	19,325
Shanghai M&G Stationery, Inc., Class A	200	2,136
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	893
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,327	8,590
Shenzhen Inovance Technology Co. Ltd., Class A	850	9,356
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,900	1,985
Shenzhou International Group Holdings Ltd.	4,512	98,393
Sichuan Chuantou Energy Co. Ltd., Class A	700	1,235
Sinotruk Hong Kong Ltd.	3,625	7,141
Skshu Paint Co. Ltd., Class A	140	3,162
Sungrow Power Supply Co. Ltd., Class A	500	12,188
Suning.com Co. Ltd., Class A*	2,700	2,210
TCL Technology Group Corp., Class A	3,700	4,089
Tencent Holdings Ltd.	31,579	1,953,855
Tongcheng-Elong Holdings Ltd.*	4,814	11,203
Topchoice Medical Corp., Class A*	100	3,642
Topsports International Holdings Ltd., 144A	9,026	11,930
Uni-President China Holdings Ltd.	8,468	8,024
Unisplendour Corp. Ltd., Class A	1,040	3,828
Vipshop Holdings Ltd., ADR*	2,446	36,176
Want Want China Holdings Ltd.	25,992	17,679
Wuchan Zhongda Group Co. Ltd., Class A	1,100	1,037
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,100	2,907
WuXi AppTec Co. Ltd., Class A	856	17,619
WuXi AppTec Co. Ltd., Class H, 144A	2,115	42,151
Wuxi Biologics Cayman, Inc., 144A*	19,665	304,431
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,700	3,844
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,818	5,384
Xinyi Solar Holdings Ltd.	27,439	66,328
XPeng, Inc., ADR* (a)	2,118	90,015
Yadea Group Holdings Ltd., 144A	6,019	10,696
Yum China Holdings, Inc.	2,328	143,312
Yunnan Baiyao Group Co. Ltd., Class A	300	4,124
Yutong Bus Co. Ltd., Class A	600	1,144
Zhejiang Chint Electrics Co. Ltd., Class A	700	6,830
Zhejiang Expressway Co. Ltd., Class H	9,035	7,923
Zhejiang Huayou Cobalt Co. Ltd., Class A	300	6,519
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	300	1,874
Zhejiang Weixing New Building Materials Co. Ltd., Class A	300	919
Zhenro Properties Group Ltd.	4,000	2,335

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
China (Continued)
Zhongsheng Group Holdings Ltd.	3,010	$25,156
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	4,641
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	7,378	7,030

(Cost $7,845,791)		8,327,385

Czech Republic — 0.1%
Komercni banka AS*	358	13,760
Moneta Money Bank AS, 144A*	2,105	8,536

(Cost $19,287)		22,296

Egypt — 0.1%
Commercial International Bank Egypt SAE* (Cost $22,954)	8,865	26,426

Greece — 0.1%
Eurobank Ergasias Services and Holdings SA*	14,292	13,615
Hellenic Telecommunications Organization SA	1,265	24,885

(Cost $32,432)		38,500

Hong Kong — 2.1%
Alibaba Health Information Technology Ltd.*	22,679	37,209
Beijing Enterprises Water Group Ltd.*	24,465	10,098
China Education Group Holdings Ltd.	4,512	8,517
China Everbright Environment Group Ltd.	17,100	11,829
China Gas Holdings Ltd.	17,935	52,001
China Jinmao Holdings Group Ltd.	30,086	9,787
China Mengniu Dairy Co. Ltd.*	16,890	101,527
China Overseas Land & Investment Ltd.	21,060	48,471
China Resources Gas Group Ltd.	5,014	30,429
Geely Automobile Holdings Ltd.	32,143	116,134
Hopson Development Holdings Ltd.	3,462	13,488
Hutchmed China Ltd., ADR* (a)	445	17,960
Lee & Man Paper Manufacturing Ltd.	4,038	3,546
Shenzhen International Holdings Ltd.	6,769	8,825
Shenzhen Investment Ltd.	9,074	2,695
Shimao Group Holdings Ltd.	6,769	13,995
Sino Biopharmaceutical Ltd.	59,046	49,424
Vinda International Holdings Ltd. (a)	1,753	5,162

(Cost $519,180)		541,097

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	2,284	18,718
OTP Bank Nyrt*	1,229	74,167

(Cost $79,006)		92,885

India — 11.7%
Adani Green Energy Ltd.*	2,241	32,793
Adani Total Gas Ltd.	958	19,060
Asian Paints Ltd.	2,105	92,303
Axis Bank Ltd.*	12,473	134,370
Bajaj Auto Ltd.	390	19,914
Bandhan Bank Ltd., 144A	3,468	13,538
Berger Paints India Ltd.	1,280	14,391
Bharat Petroleum Corp. Ltd.	4,919	31,778

	Number of Shares	Value
India (Continued)
Biocon Ltd.*	2,210	$10,863
Britannia Industries Ltd.	581	31,812
Colgate-Palmolive India Ltd.	655	15,192
Dabur India Ltd.	3,311	28,186
DLF Ltd.	3,259	14,309
Eicher Motors Ltd.	806	29,579
Grasim Industries Ltd.	1,454	29,882
Havells India Ltd.	1,250	21,718
HCL Technologies Ltd.	5,939	96,177
Hero MotoCorp Ltd.	654	24,561
Hindalco Industries Ltd.	8,662	55,561
Hindustan Unilever Ltd.	4,508	168,205
Housing Development Finance Corp. Ltd.	9,401	360,356
Info Edge India Ltd.	428	36,243
Infosys Ltd.	5,955	139,190
Infosys Ltd., ADR	12,406	295,511
Lupin Ltd.	1,274	16,715
Mahindra & Mahindra Ltd.	4,794	52,092
Marico Ltd.	3,076	22,939
Motherson Sumi Systems Ltd.*	7,023	21,028
Nestle India Ltd.	185	49,331
PI Industries Ltd.	465	21,617
Pidilite Industries Ltd.	757	23,644
Piramal Enterprises Ltd.	524	18,709
Reliance Industries Ltd.	15,648	483,999
Shree Cement Ltd.	62	24,023
Siemens Ltd.	372	11,579
State Bank of India	9,829	57,359
Tata Consultancy Services Ltd.	5,069	262,898
Titan Co. Ltd.	1,958	51,536
Trent Ltd.	1,018	14,040
UPL Ltd.	2,658	26,987
Wipro Ltd.	7,004	61,490
Wipro Ltd., ADR	508	4,745

(Cost $2,350,120)		2,940,223

Indonesia — 0.8%
Aneka Tambang Tbk	45,742	7,665
PT Bank Central Asia Tbk	60,616	139,188
PT Barito Pacific Tbk	165,986	12,394
PT Indah Kiat Pulp & Paper Tbk	13,000	7,201
PT Kalbe Farma Tbk	110,845	10,453
PT Merdeka Copper Gold Tbk*	58,830	11,632
PT Tower Bersama Infrastructure Tbk	43,033	9,444
PT Unilever Indonesia Tbk	43,223	12,274

(Cost $204,717)		210,251

Kuwait — 0.3%
Kuwait Finance House KSCP
(Cost $65,089)	25,616	70,342

Malaysia — 1.9%
AMMB Holdings Bhd*	10,100	7,362
Axiata Group Bhd	12,883	12,830
CIMB Group Holdings Bhd	38,401	45,357
Dialog Group Bhd	22,400	14,333
DiGi.Com Bhd	17,700	18,735
Fraser & Neave Holdings Bhd	300	2,012

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
Malaysia (Continued)
HAP Seng Consolidated Bhd	2,200	$4,498
Hartalega Holdings Bhd	10,400	18,463
IHH Healthcare Bhd	9,300	14,318
Kossan Rubber Industries	6,200	4,624
Kuala Lumpur Kepong Bhd	2,800	14,387
Malayan Banking Bhd	22,472	45,409
Malaysia Airports Holdings Bhd*	5,400	8,612
Maxis Bhd	12,200	13,764
MISC Bhd	7,200	12,471
Nestle Malaysia Bhd	500	16,202
Petronas Dagangan Bhd	1,500	7,202
Petronas Gas Bhd	4,600	18,590
PPB Group Bhd	4,100	18,266
Press Metal Aluminium Holdings Bhd	18,200	23,642
Public Bank Bhd	80,475	80,920
QL Resources Bhd	5,400	7,223
RHB Bank Bhd	8,794	11,826
Sime Darby Bhd	15,000	8,516
Supermax Corp. Bhd	4,177	3,316
Telekom Malaysia Bhd	6,100	8,966
Top Glove Corp. Bhd	28,600	27,520
Westports Holdings Bhd	2,700	2,858

(Cost $473,917)		472,222

Mexico — 1.4%
Arca Continental SAB de CV	2,422	15,636
Cemex SAB de CV, Series CPO*	83,556	68,798
Coca-Cola Femsa SAB de CV	2,972	17,244
Fomento Economico Mexicano SAB de CV	10,755	93,851
Gruma SAB de CV, Class B	1,282	14,674
Grupo Bimbo SAB de CV, Series A	8,444	21,414
Grupo Financiero Banorte SAB de CV, Class O	14,194	93,906
Industrias Penoles SAB de CV*	756	10,736
Kimberly-Clark de Mexico SAB de CV, Class A	8,677	15,358

(Cost $323,308)		351,617

Philippines — 0.6%
Ayala Land, Inc.	43,000	29,171
Bank of the Philippine Islands	10,720	17,928
Globe Telecom, Inc.	130	7,108
GT Capital Holdings, Inc.	460	4,993
JG Summit Holdings, Inc.	16,920	22,072
SM Investments Corp.	1,382	28,029
SM Prime Holdings, Inc.	55,300	37,793
Universal Robina Corp.	5,280	16,004

(Cost $160,130)		163,098

Poland — 1.0%
Bank Polska Kasa Opieki SA*	1,010	28,278
CD Projekt SA	418	18,485
Cyfrowy Polsat SA	1,259	12,022
KGHM Polska Miedz SA	758	35,299
Orange Polska SA*	4,561	9,864
Polski Koncern Naftowy ORLEN SA	1,653	32,077
Powszechna Kasa Oszczednosci Bank Polski SA*	4,767	52,354

	Number of Shares	Value
Poland (Continued)
Powszechny Zaklad Ubezpieczen SA*	3,256	$34,526
Santander Bank Polska SA*	223	17,589

(Cost $226,012)		240,494

Qatar — 0.7%
Commercial Bank PSQC	10,242	16,985
Ooredoo QPSC	3,312	6,288
Qatar Fuel QSC	2,569	12,912
Qatar National Bank QPSC	25,083	132,063

(Cost $160,286)		168,248

Romania — 0.1%
NEPI Rockcastle PLC (Cost $18,617)	2,573	18,658

Russia — 2.9%
Gazprom PJSC	65,265	272,626
LUKOIL PJSC	2,272	194,226
LUKOIL PJSC, ADR	1	85
Mobile TeleSystems PJSC, ADR	2,678	25,120
Moscow Exchange MICEX-RTS PJSC	7,202	18,022
Novatek PJSC, GDR	505	119,685
Novolipetsk Steel PJSC	7,931	26,730
PhosAgro PJSC, GDR	759	14,952
Polymetal International PLC	1,940	38,750
Polyus PJSC	181	32,632

(Cost $638,096)		742,828

Saudi Arabia — 1.1%
Almarai Co. JSC	1,417	21,912
Bank AlBilad*	2,124	24,209
Dr Sulaiman Al Habib Medical Services Group Co.	309	15,126
Saudi Arabian Mining Co.*	2,339	45,399
Saudi Basic Industries Corp.	4,915	161,182
Savola Group	1,599	17,117

(Cost $250,672)		284,945

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $8,753)	1,104	8,276

South Africa — 4.7%
Absa Group Ltd.*	3,894	42,547
Anglo American Platinum Ltd. (a)	298	33,960
Aspen Pharmacare Holdings Ltd.*	2,296	31,128
Bid Corp. Ltd.*	1,823	40,314
Bidvest Group Ltd.	1,511	21,414
Capitec Bank Holdings Ltd.	446	58,512
Clicks Group Ltd.	1,265	26,460
Discovery Ltd.*	2,378	21,169
FirstRand Ltd.	27,938	119,536
Gold Fields Ltd. (a)	5,036	47,516
Growthpoint Properties Ltd. REIT	19,917	21,315
Impala Platinum Holdings Ltd.	4,302	66,292
Kumba Iron Ore Ltd.	404	18,238
MTN Group Ltd.*	9,332	86,088
MultiChoice Group	2,060	16,363
Naspers Ltd., Class N (a)	1,200	205,738

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
South Africa (Continued)
Nedbank Group Ltd.*	2,034	$26,014
Northam Platinum Ltd.*	1,957	27,057
Old Mutual Ltd.	25,332	26,899
Remgro Ltd.	2,812	23,485
Sanlam Ltd.	10,457	46,585
Shoprite Holdings Ltd.	2,932	37,266
SPAR Group Ltd.	1,005	14,426
Standard Bank Group Ltd.	6,941	71,358
Vodacom Group Ltd.	3,477	34,530
Woolworths Holdings Ltd.*	5,465	24,047

(Cost $1,061,897)		1,188,257

South Korea — 7.5%
Amorepacific Corp.	178	34,926
AMOREPACIFIC Group	165	8,225
BGF retail Co. Ltd.	19	2,925
Celltrion Healthcare Co. Ltd.*	458	48,863
CJ CheilJedang Corp.	46	17,992
CJ Corp.	52	4,552
CJ Logistics Corp.*	47	6,932
Coway Co. Ltd.	311	20,976
Doosan Bobcat, Inc.*	266	9,945
Fila Holdings Corp.	282	10,921
GS Engineering & Construction Corp.	341	13,161
GS Holdings Corp.	210	7,698
Hankook Tire & Technology Co. Ltd.	445	17,885
Hanon Systems	1,010	14,330
Hanwha Solutions Corp.*	638	22,423
Hyundai Engineering & Construction Co. Ltd.	432	20,679
Hyundai Glovis Co. Ltd.	102	17,067
Hyundai Heavy Industries Holdings Co. Ltd.	271	15,263
Kakao Corp.	1,706	228,065
KB Financial Group, Inc.	2,180	99,463
Korean Air Lines Co. Ltd.*	875	23,621
LG Chem Ltd.	252	164,747
LG Corp.	463	38,056
LG Display Co. Ltd.*	1,245	22,013
LG Electronics, Inc.	605	74,095
LG Household & Health Care Ltd.	49	61,744
Lotte Chemical Corp.	103	22,209
NAVER Corp.	676	255,952
POSCO Chemical Co. Ltd.	167	22,397
Samsung Electro-Mechanics Co. Ltd.	316	50,284
Samsung Engineering Co. Ltd.*	907	17,484
Samsung Fire & Marine Insurance Co. Ltd.	178	34,696
Samsung SDI Co. Ltd.	300	205,183
Samsung SDS Co. Ltd.	189	28,119
Shinhan Financial Group Co. Ltd.	2,419	81,054
SK Biopharmaceuticals Co. Ltd.*	151	16,344
SK Innovation Co. Ltd.*	281	60,468
SK Telecom Co. Ltd.	47	12,080
SK, Inc.	175	39,771
SKC Co. Ltd.	116	15,958
Yuhan Corp.	268	14,446

(Cost $1,657,332)		1,883,012

	Number of Shares	Value
Taiwan — 21.0%
Acer, Inc.	15,863	$14,424
ASE Technology Holding Co. Ltd.*	17,213	79,812
AU Optronics Corp.	45,365	28,810
Cathay Financial Holding Co. Ltd.	43,555	93,668
Chailease Holding Co. Ltd.	6,819	65,573
Cheng Shin Rubber Industry Co. Ltd.	8,317	11,179
China Steel Corp.	65,256	89,830
Chunghwa Telecom Co. Ltd.	21,363	86,335
Compal Electronics, Inc.	25,161	20,791
CTBC Financial Holding Co. Ltd.	101,884	84,556
Delta Electronics, Inc.	10,979	107,161
E.Sun Financial Holding Co. Ltd.	66,271	63,608
Eclat Textile Co. Ltd.	1,048	21,063
Evergreen Marine Corp. Taiwan Ltd.	15,000	73,610
Far Eastern New Century Corp.	16,906	18,331
Far EasTone Telecommunications Co. Ltd.	8,251	18,340
Feng TAY Enterprise Co. Ltd.	3,012	23,476
First Financial Holding Co. Ltd.	57,120	47,199
Fubon Financial Holding Co. Ltd.	37,347	114,547
Hiwin Technologies Corp.	1,543	18,151
Hotai Motor Co. Ltd.	1,795	37,761
Hua Nan Financial Holdings Co. Ltd.*	46,372	34,971
Innolux Corp.	48,955	30,472
Inventec Corp.	14,673	12,866
Lite-On Technology Corp.	12,337	27,244
MediaTek, Inc.	8,304	269,973
Mega Financial Holding Co. Ltd.	58,665	69,432
Nan Ya Plastics Corp.	28,799	93,110
Nien Made Enterprise Co. Ltd.	752	11,234
Oneness Biotech Co. Ltd.*	1,505	10,481
President Chain Store Corp.*	2,961	30,504
Ruentex Development Co. Ltd.	3,014	7,537
Shanghai Commercial & Savings Bank Ltd.	19,555	31,753
SinoPac Financial Holdings Co. Ltd.	56,181	28,888
Taishin Financial Holding Co. Ltd.*	54,795	38,259
Taiwan Cement Corp.	27,079	47,341
Taiwan High Speed Rail Corp.	10,181	11,094
Taiwan Mobile Co. Ltd.	8,690	31,670
Taiwan Semiconductor Manufacturing Co. Ltd.	135,122	2,993,664
Uni-President Enterprises Corp.*	27,159	70,853
United Microelectronics Corp.	65,202	148,456
Wan Hai Lines Ltd.*	3,027	27,088
Wistron Corp.	14,686	14,520
Yageo Corp.	2,268	39,241
Yang Ming Marine Transport Corp.*	8,646	41,649
Yuanta Financial Holding Co. Ltd.	55,510	50,075

(Cost $3,861,174)		5,290,600

Thailand — 2.2%
Advanced Info Service PCL, NVDR	6,200	36,162
Airports of Thailand PCL, NVDR	23,600	46,677
Asset World Corp. PCL, NVDR*	27,400	3,689
B Grimm Power PCL, NVDR	5,600	8,035
Bangkok Dusit Medical Services PCL, NVDR	50,900	36,952

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
Thailand (Continued)
Berli Jucker PCL, NVDR	7,600	$8,547
BTS Group Holdings PCL, NVDR	46,000	13,415
Bumrungrad Hospital PCL, NVDR	2,900	11,966
Central Pattana PCL, NVDR	11,700	19,511
Charoen Pokphand Foods PCL, NVDR	22,000	18,429
CP ALL PCL, NVDR	31,500	63,523
Energy Absolute PCL, NVDR	8,700	17,679
Gulf Energy Development PCL, NVDR	16,500	21,372
Home Product Center PCL, NVDR	31,400	13,931
Indorama Ventures PCL, NVDR	8,900	12,080
Intouch Holdings PCL, NVDR	6,100	16,181
Land & Houses PCL, NVDR	52,300	13,224
Minor International PCL, NVDR*	17,374	17,653
Muangthai Capital PCL, NVDR	4,500	9,040
Osotspa PCL, NVDR	4,400	4,983
PTT Exploration & Production PCL, NVDR	7,600	26,290
PTT Global Chemical PCL, NVDR	12,200	24,224
Siam Cement PCL, NVDR	4,300	57,364
Siam Commercial Bank PCL, NVDR	4,600	15,199
Sri Trang Gloves Thailand PCL, NVDR	3,500	4,018
Thai Oil PCL, NVDR	6,100	9,415
Thai Union Group PCL, NVDR	14,700	9,076
True Corp. PCL, NVDR	62,400	6,427

(Cost $533,729)		545,062

Turkey — 0.2%
KOC Holding AS	4,872	13,501
Turkcell Iletisim Hizmetleri AS	6,597	13,004
Turkiye Garanti Bankasi AS	14,875	17,676
Turkiye Is Bankasi AS, Class C	7,426	5,135

(Cost $46,343)		49,316

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	15,685	32,069
Abu Dhabi Islamic Bank PJSC	7,652	11,749
Aldar Properties PJSC	23,199	26,211
Emirates NBD Bank PJSC	13,873	52,310
Emirates Telecommunications Group Co. PJSC	9,915	63,704
First Abu Dhabi Bank PJSC	23,857	110,414

(Cost $259,136)		296,457

Uruguay — 0.3%
Globant SA* (Cost $42,016)	226	72,835

TOTAL COMMON STOCKS (Cost $21,602,991)		24,767,215

PREFERRED STOCKS — 0.8%
Brazil — 0.5%
Banco Bradesco SA	26,583	120,205
Cia Energetica de Minas Gerais	6,023	15,894

(Cost $156,233)		136,099

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $35,103)	726	37,924

		Number of Shares	Value
Colombia — 0.1%
Bancolombia SA (Cost $20,274)		2,722	$22,713

South Korea — 0.1%
LG Chem Ltd.		44	13,130
LG Household & Health Care Ltd.		13	7,703

(Cost $20,506)			20,833

TOTAL PREFERRED STOCKS (Cost $232,116)			217,569

		Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22	INR	4,500	64
Series N3, 5.50%, 6/3/24	INR	12,383	171

(Cost $234)			235

		Number of Shares
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 9/5/22 (b)		1,525	43
BTS Group Holdings PCL*, expires 11/7/24 (b)		3,050	80
BTS Group Holdings PCL*, expires 11/20/26 (b)		6,100	120
Minor International PCL*, expires 9/30/21		305	3
Minor International PCL*, expires 2/15/24		380	52

(Cost $0)			298

EXCHANGE-TRADED FUNDS — 0.3%
iShares ESG Aware MSCI EM ETF (a)
(Cost $74,925)		1,717	74,106

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $79,911)		79,911	79,911

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $149,313)		149,313	149,313

TOTAL INVESTMENTS — 100.3% (Cost $22,139,490)			$25,288,647
Other assets and liabilities, net — (0.3%)			(85,307)

NET ASSETS — 100.0%			$25,203,340

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2021

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
29,475	50,436	(e)	—	—	—	6	—	79,911	79,911

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
32,100	7,160,933		(7,043,720)	—	—	28	—	149,313	149,313

61,575	7,211,369		(7,043,720)	—	—	34	—	229,224	229,224

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $288,300, which is 1.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $205,841.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Futures	USD	3	$190,815	$194,880	9/17/2021	$4,065

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2021

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$24,767,215	$—	$—	$24,767,215
Preferred Stocks (f)	217,569	—	—	217,569
Corporate Bonds	—	235	—	235
Warrants	55	—	243	298
Exchange-Traded Funds	74,106	—	—	74,106
Short-Term Investments (f)	229,224	—	—	229,224
Derivatives (g)
Futures Contracts	4,065	—	—	4,065

TOTAL	$25,292,234	$235	$243	$25,292,712

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 12.0%
Activision Blizzard, Inc.	148,003	$12,191,007
Alphabet, Inc., Class A*	57,189	165,502,107
Alphabet, Inc., Class C*	55,510	161,491,912
Cable One, Inc.	1,006	2,112,188
Discovery, Inc., Class A* (a)	39,528	1,139,988
Discovery, Inc., Class C*	51,687	1,426,044
Electronic Arts, Inc.	54,966	7,981,613
Interpublic Group of Cos., Inc.	76,142	2,834,767
Omnicom Group, Inc.	42,037	3,077,949
Sirius XM Holdings, Inc. (a)	171,627	1,076,101
Take-Two Interactive Software, Inc.*	21,486	3,463,973
Verizon Communications, Inc.	789,265	43,409,575
Walt Disney Co.*	346,631	62,844,200

(Cost $273,140,047)		468,551,424

Consumer Discretionary — 12.3%
Advance Auto Parts, Inc.	11,598	2,352,654
Aptiv PLC*	51,326	7,811,304
Best Buy Co., Inc.	41,976	4,890,624
Booking Holdings, Inc.*	7,804	17,946,625
BorgWarner, Inc.	43,109	1,839,892
Burlington Stores, Inc.*	12,869	3,854,137
CarMax, Inc.*	31,293	3,918,196
Darden Restaurants, Inc.	23,906	3,601,439
Domino’s Pizza, Inc.	7,501	3,877,192
eBay, Inc.	130,029	9,978,425
Garmin Ltd.	30,180	5,264,297
Genuine Parts Co.	27,519	3,362,547
Hasbro, Inc.	25,803	2,536,693
Hilton Worldwide Holdings, Inc.*	52,994	6,616,831
Home Depot, Inc.	202,623	66,091,570
LKQ Corp.*	55,552	2,927,035
Lowe’s Cos., Inc.	134,095	27,340,630
Lululemon Athletica, Inc.*	23,623	9,453,216
McDonald’s Corp.	142,223	33,772,274
MercadoLibre, Inc.*	8,581	16,024,588
Mohawk Industries, Inc.*	10,671	2,110,297
Newell Brands, Inc.	75,500	1,918,455
NIKE, Inc., Class B	242,619	39,969,054
NVR, Inc.*	640	3,315,162
Pool Corp.	7,396	3,655,843
Starbucks Corp.	224,865	26,419,389
Target Corp.	94,532	23,347,513
Tesla, Inc.*	155,891	114,692,126
TJX Cos., Inc.	231,663	16,846,533
Tractor Supply Co.	21,767	4,228,240
Vail Resorts, Inc.*	7,928	2,416,851
VF Corp.	63,405	4,848,580

(Cost $276,099,588)		477,228,212

Consumer Staples — 5.9%
Bunge Ltd.	25,798	1,953,167
Campbell Soup Co.	36,737	1,533,035
Clorox Co.	23,289	3,913,716
Coca-Cola Co.	781,928	44,030,366
Colgate-Palmolive Co.	154,011	12,005,157

	Number of Shares	Value
Consumer Staples (Continued)
Conagra Brands, Inc.	89,503	$2,964,339
Estee Lauder Cos., Inc., Class A	43,947	14,963,514
General Mills, Inc.	116,837	6,754,347
Hormel Foods Corp.	53,819	2,450,917
J M Smucker Co.	20,989	2,595,710
Kellogg Co.	46,635	2,944,534
Keurig Dr Pepper, Inc. (a)	137,399	4,901,022
Kimberly-Clark Corp.	64,686	8,914,378
Kroger Co.	135,051	6,216,398
Lamb Weston Holdings, Inc.	29,444	1,918,277
McCormick & Co., Inc.	48,674	4,200,079
PepsiCo, Inc.	263,742	41,246,611
Procter & Gamble Co.	467,116	66,512,647

(Cost $193,894,708)		230,018,214

Energy — 1.1%
Baker Hughes Co.	140,162	3,192,890
Cheniere Energy, Inc.*	46,138	4,035,230
Marathon Petroleum Corp.	124,155	7,358,667
ONEOK, Inc.	85,145	4,471,815
Phillips 66	83,355	5,925,707
Schlumberger N.V.	266,662	7,477,203
Valero Energy Corp.	78,061	5,176,225
Williams Cos., Inc.	227,944	5,627,937

(Cost $43,124,917)		43,265,674

Financials — 11.1%
Aflac, Inc.	124,933	7,081,202
Allstate Corp.	56,974	7,707,443
Ally Financial, Inc.	72,478	3,834,086
American Express Co.	130,611	21,676,202
American Financial Group, Inc.	13,835	1,908,400
American International Group, Inc.	160,460	8,754,698
Ameriprise Financial, Inc.	21,832	5,958,171
Annaly Capital Management, Inc. REIT	258,917	2,249,989
Aon PLC, Class A (a)	43,150	12,378,009
Arch Capital Group Ltd.*	78,886	3,242,215
Arthur J Gallagher & Co.	39,385	5,656,474
Assurant, Inc.	11,957	2,034,005
Bank of New York Mellon Corp.	159,776	8,822,831
BlackRock, Inc.	28,888	27,249,761
Carlyle Group, Inc.	28,163	1,390,689
Cboe Global Markets, Inc.	19,372	2,443,778
Charles Schwab Corp.	275,390	20,062,161
Chubb Ltd.	84,654	15,569,564
Citizens Financial Group, Inc.	77,377	3,388,339
CME Group, Inc.	68,516	13,821,047
Discover Financial Services	58,327	7,478,688
Equitable Holdings, Inc.	78,103	2,421,974
Erie Indemnity Co., Class A	5,237	927,420
FactSet Research Systems, Inc.	6,934	2,636,445
First Republic Bank	32,802	6,525,630
Franklin Resources, Inc.	58,494	1,897,545
Hartford Financial Services Group, Inc.	69,061	4,642,280
Huntington Bancshares, Inc.	281,547	4,372,425
Intercontinental Exchange, Inc.	107,302	12,825,808
Invesco Ltd.	71,374	1,807,190
KeyCorp	192,506	3,911,722

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
Financials (Continued)
Lincoln National Corp.	32,882	$2,257,349
Loews Corp.	41,038	2,292,793
M&T Bank Corp.	24,568	3,439,766
MarketAxess Holdings, Inc.	7,058	3,359,043
Marsh & McLennan Cos., Inc.	97,155	15,272,766
Moody’s Corp.	32,071	12,211,675
Morgan Stanley	265,998	27,778,171
Nasdaq, Inc.	21,999	4,306,964
Northern Trust Corp.	38,339	4,543,938
PNC Financial Services Group, Inc.	80,548	15,392,723
Principal Financial Group, Inc.	51,427	3,435,838
Progressive Corp.	112,268	10,815,899
Prudential Financial, Inc.	75,911	8,037,457
Raymond James Financial, Inc.	23,512	3,289,329
Regions Financial Corp.	179,909	3,675,541
S&P Global, Inc.	45,896	20,369,563
State Street Corp.	67,077	6,232,124
SVB Financial Group*	10,946	6,124,287
T. Rowe Price Group, Inc.	43,341	9,702,750
Travelers Cos., Inc.	47,737	7,624,076
Truist Financial Corp.	252,514	14,408,449
US Bancorp	267,308	15,340,806
Voya Financial, Inc. (a)	21,870	1,421,113
Willis Towers Watson PLC	24,188	5,338,775

(Cost $311,507,591)		431,347,386

Health Care — 13.5%
ABIOMED, Inc.*	8,633	3,142,067
Agilent Technologies, Inc.	58,230	10,217,618
Align Technology, Inc.*	14,317	10,150,753
AmerisourceBergen Corp.	28,743	3,512,682
Amgen, Inc.	109,066	24,597,655
Baxter International, Inc.	96,652	7,366,815
Biogen, Inc.*	28,275	9,582,680
BioMarin Pharmaceutical, Inc.*	34,530	2,907,771
Bio-Techne Corp.	7,597	3,791,967
Bristol-Myers Squibb Co.	423,901	28,342,021
Cardinal Health, Inc.	52,721	2,767,325
Catalent, Inc.*	33,302	4,343,913
Centene Corp.*	110,961	6,988,324
Cerner Corp.	58,632	4,476,553
Cigna Corp.	65,724	13,910,485
DaVita, Inc.*	13,530	1,769,318
DENTSPLY SIRONA, Inc.	41,201	2,542,102
Dexcom, Inc.*	18,404	9,743,446
Edwards Lifesciences Corp.*	119,278	13,976,996
Eli Lilly & Co.	154,995	40,033,659
Gilead Sciences, Inc.	239,759	17,449,660
HCA Healthcare, Inc.	50,971	12,894,644
Hologic, Inc.*	48,023	3,801,021
Horizon Therapeutics PLC*	41,676	4,504,759
Humana, Inc.	24,664	9,999,279
IDEXX Laboratories, Inc.*	16,369	11,028,777
Illumina, Inc.*	28,126	12,858,082
Insulet Corp.*	12,990	3,868,552
Jazz Pharmaceuticals PLC*	10,509	1,384,140
Johnson & Johnson	500,252	86,608,629

	Number of Shares	Value
Health Care (Continued)
Laboratory Corp. of America Holdings*	17,987	$5,456,896
Merck & Co., Inc.	483,386	36,877,518
Mettler-Toledo International, Inc.*	4,321	6,709,778
Novocure Ltd.* (a)	17,406	2,336,059
Quest Diagnostics, Inc.	24,942	3,811,886
ResMed, Inc.	27,800	8,076,734
STERIS PLC	19,013	4,087,985
Teladoc Health, Inc.*	25,724	3,715,060
Teleflex, Inc.	9,105	3,600,663
Thermo Fisher Scientific, Inc.	74,761	41,488,617
Vertex Pharmaceuticals, Inc.*	49,544	9,923,168
Waters Corp.*	11,668	4,830,785
West Pharmaceutical Services, Inc.	13,727	6,199,388
Zoetis, Inc.	90,840	18,582,230

(Cost $415,258,730)		524,258,460

Industrials — 8.4%
3M Co.	110,531	21,524,807
Allegion PLC	18,473	2,659,927
AMERCO	1,982	1,310,399
C.H. Robinson Worldwide, Inc.	25,324	2,280,679
Caterpillar, Inc.	104,102	21,951,989
Copart, Inc.*	41,202	5,946,273
CSX Corp.	436,089	14,185,975
Cummins, Inc.	28,132	6,638,589
Deere & Co.	57,028	21,558,295
Delta Air Lines, Inc.*	32,362	1,308,719
Dover Corp.	26,635	4,644,079
Eaton Corp. PLC	75,896	12,777,851
Expeditors International of Washington, Inc.	33,109	4,126,706
Fastenal Co.	109,168	6,097,033
Fortive Corp.	60,893	4,498,166
Fortune Brands Home & Security, Inc.	26,713	2,601,045
Generac Holdings, Inc.*	11,794	5,153,742
Howmet Aerospace, Inc.	70,767	2,246,852
IDEX Corp.	14,021	3,140,704
IHS Markit Ltd.	71,675	8,644,005
Illinois Tool Works, Inc.	60,199	14,017,939
Johnson Controls International PLC	136,743	10,228,376
Kansas City Southern	16,762	4,704,591
Lennox International, Inc.	5,885	1,972,534
Masco Corp.	51,106	3,103,156
Norfolk Southern Corp.	47,996	12,168,906
Owens Corning	19,810	1,892,845
PACCAR, Inc.	66,191	5,419,057
Pentair PLC (a)	32,773	2,528,765
Robert Half International, Inc.	20,487	2,118,356
Rockwell Automation, Inc.	22,126	7,200,907
Roper Technologies, Inc.	20,042	9,685,898
Snap-on, Inc.	10,326	2,322,834
Stanley Black & Decker, Inc.	29,899	5,778,580
Trane Technologies PLC	45,331	8,998,203
Union Pacific Corp.	126,456	27,420,719
United Parcel Service, Inc., Class B	137,282	26,856,478
United Rentals, Inc.*	13,818	4,872,918

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2021

	Number of Shares	Value
Industrials (Continued)
W. W. Grainger, Inc.	8,345	$3,619,226
Waste Management, Inc.	80,573	12,497,678
Xylem, Inc.	33,972	4,630,723

(Cost $219,645,750)		325,334,524

Information Technology — 28.9%
Accenture PLC, Class A	121,241	40,804,871
Adobe, Inc.*	90,954	60,366,170
ANSYS, Inc.*	16,831	6,149,374
Applied Materials, Inc.	175,246	23,680,992
Autodesk, Inc.*	42,141	13,067,503
Automatic Data Processing, Inc.	80,882	16,907,573
Cadence Design Systems, Inc.*	51,884	8,481,996
Cisco Systems, Inc.	800,801	47,263,275
Citrix Systems, Inc.	23,386	2,405,718
Cognex Corp.	31,746	2,813,330
Hewlett Packard Enterprise Co.	243,025	3,757,166
HP, Inc.	237,823	7,072,856
Intel Corp.	769,865	41,618,902
International Business Machines Corp.	170,567	23,937,373
Intuit, Inc.	51,885	29,372,617
Keysight Technologies, Inc.*	35,391	6,348,438
Lam Research Corp.	26,861	16,246,070
Mastercard, Inc., Class A	168,422	58,312,749
Microsoft Corp.	1,362,513	411,315,424
Motorola Solutions, Inc.	32,357	7,902,227
NVIDIA Corp.	474,458	106,207,423
Okta, Inc.*	23,818	6,278,425
salesforce.com, Inc.*	185,057	49,090,070
Teledyne Technologies, Inc.*	9,091	4,212,588
Texas Instruments, Inc.	175,624	33,528,378
Trimble, Inc.*	49,435	4,657,766
Visa, Inc., Class A	323,614	74,139,967
VMware, Inc., Class A* (a)	15,310	2,279,200
Western Union Co.	68,484	1,481,994
Workday, Inc., Class A*	36,021	9,839,496
Zebra Technologies Corp., Class A*	10,015	5,880,508

(Cost $669,331,459)		1,125,420,439

Materials — 2.9%
Amcor PLC	297,852	3,827,398
Ball Corp.	62,584	6,005,561
DuPont de Nemours, Inc.	101,907	7,543,156
Ecolab, Inc.	49,027	11,048,725
International Flavors & Fragrances, Inc.	47,009	7,121,864
International Paper Co.	70,559	4,239,890
Linde PLC	98,972	31,135,601
LyondellBasell Industries NV, Class A	51,472	5,165,215
Mosaic Co.	70,439	2,266,727
Newmont Corp.	152,236	8,828,166
PPG Industries, Inc.	44,853	7,156,296
Sherwin-Williams Co.	48,696	14,787,514
Steel Dynamics, Inc.	41,491	2,800,228

(Cost $80,821,738)		111,926,341

	Number of Shares	Value
Real Estate — 2.8%
American Tower Corp. REIT	86,901	$25,389,865
Boston Properties, Inc. REIT	27,126	3,064,967
CBRE Group, Inc., Class A*	64,010	6,164,163
Crown Castle International Corp. REIT	81,664	15,899,164
Equinix, Inc. REIT	17,064	14,392,631
Equity Residential REIT	65,251	5,485,652
Healthpeak Properties, Inc. REIT	100,699	3,625,164
Host Hotels & Resorts, Inc. REIT*	140,954	2,334,198
Prologis, Inc. REIT	141,149	19,007,124
Welltower, Inc. REIT	79,910	6,994,522
Weyerhaeuser Co. REIT	143,779	5,176,044

(Cost $80,814,827)		107,533,494

Utilities — 1.0%
American Water Works Co., Inc.	34,768	6,336,468
Atmos Energy Corp.	25,496	2,486,115
CenterPoint Energy, Inc.	112,494	2,822,475
Consolidated Edison, Inc.	64,094	4,835,892
Edison International	73,768	4,266,741
Essential Utilities, Inc.	43,157	2,141,882
Eversource Energy	65,877	5,977,020
Sempra Energy	60,545	8,013,736
UGI Corp.	37,851	1,752,880

(Cost $35,117,423)		38,633,209

TOTAL COMMON STOCKS (Cost $2,598,756,778)		3,883,517,377

SECURITIES LENDING COLLATERAL —0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $852,902)	852,902	852,902

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $3,332,190)	3,332,190	3,332,190

TOTAL INVESTMENTS — 100.0% (Cost $2,602,941,870)		$3,887,702,469
Other assets and liabilities, net — 0.0%		1,699,997

NET ASSETS — 100.0%		$3,889,402,466

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2021

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
95,593	757,309	(d)	—	—	—	193	—	852,902	852,902

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
2,101,479	84,067,464		(82,836,753)	—	—	1,441	—	3,332,190	3,332,190

2,197,072	84,824,773		(82,836,753)	—	—	1,634	—	4,185,092	4,185,092

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $22,456,790, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $21,977,534.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

REIT:	Real Estate Investment Trust

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	2	$447,625	$452,050	9/17/2021	$4,425
MSCI USA ESG Leaders GTR Index Futures	USD	96	4,419,980	4,711,680	9/17/2021	291,700

Total unrealized appreciation						$296,125

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,883,517,377	$—	$—	$3,883,517,377
Short-Term Investments (e)	4,185,092	—	—	4,185,092
Derivatives (f)
Futures Contracts	296,125	—	—	296,125

TOTAL	$3,887,998,594	$—	$—	$3,887,998,594

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 10.5%
Activision Blizzard, Inc.	19,912	$1,640,152
Alphabet, Inc., Class A*	7,752	22,433,901
Alphabet, Inc., Class C*	7,309	21,263,635
AT&T, Inc.	182,986	5,017,476
Charter Communications, Inc., Class A* (a)	3,513	2,868,927
Comcast Corp., Class A	117,765	7,145,980
Discovery, Inc., Class A* (a)	4,155	119,830
Discovery, Inc., Class C*	7,453	205,628
Electronic Arts, Inc.	7,406	1,075,425
Interpublic Group of Cos., Inc.	10,042	373,864
Live Nation Entertainment, Inc.*	3,724	322,871
News Corp., Class A	12,898	289,818
Omnicom Group, Inc.	5,515	403,808
Take-Two Interactive Software, Inc.*	2,967	478,340
Verizon Communications, Inc.	106,231	5,842,705
Walt Disney Co.*	46,618	8,451,843

(Cost $60,479,909)		77,934,203

Consumer Discretionary — 13.7%
Amazon.com, Inc.*	11,009	38,209,927
Aptiv PLC *	6,967	1,060,308
Best Buy Co., Inc.	5,926	690,438
Booking Holdings, Inc.*	1,063	2,444,549
BorgWarner, Inc.	6,127	261,500
CarMax, Inc.*	4,161	520,999
Dollar Tree, Inc.*	6,027	545,685
eBay, Inc.	16,623	1,275,649
Etsy, Inc.* (a)	3,262	705,440
Ford Motor Co.*	100,209	1,305,723
Gap, Inc.	4,857	129,828
General Motors Co.*	32,558	1,595,668
Hanesbrands, Inc.	8,591	160,480
Hasbro, Inc.	3,257	320,196
Hilton Worldwide Holdings, Inc.*	7,141	891,625
Home Depot, Inc.	27,278	8,897,538
Las Vegas Sands Corp.*	8,472	377,936
Leggett & Platt, Inc.	3,219	155,767
Lowe’s Cos., Inc.	18,159	3,702,438
Marriott International, Inc., Class A *	6,827	922,601
McDonald’s Corp.	19,161	4,549,971
MGM Resorts International	10,629	453,008
Newell Brands, Inc.	9,717	246,909
NIKE, Inc., Class B	32,672	5,382,385
PulteGroup, Inc.	6,638	357,523
PVH Corp.*	1,733	181,601
Ralph Lauren Corp.	1,233	143,188
Royal Caribbean Cruises Ltd.*	5,635	466,184
Starbucks Corp.	30,240	3,552,898
Tapestry, Inc.*	7,461	300,827
Target Corp.	12,905	3,187,277
Tesla, Inc.*	19,775	14,548,863
TJX Cos., Inc.	30,875	2,245,230
Under Armour, Inc., Class A *	5,245	121,369
Under Armour, Inc., Class C *	5,068	101,664
VF Corp.	8,234	629,654

	Number of Shares	Value
Consumer Discretionary (Continued)
Whirlpool Corp.	1,573	$348,467
Yum! Brands, Inc.	7,735	1,013,517

(Cost $87,372,885)		102,004,830

Consumer Staples — 5.3%
Archer-Daniels-Midland Co.	14,224	853,440
Brown-Forman Corp., Class B	4,711	330,806
Campbell Soup Co.	5,167	215,619
Coca-Cola Co.	99,573	5,606,956
Colgate-Palmolive Co.	21,709	1,692,217
Conagra Brands, Inc.	12,531	415,027
Constellation Brands, Inc., Class A	4,382	925,215
General Mills, Inc.	15,638	904,033
Hershey Co.	3,764	668,863
Hormel Foods Corp.	6,924	315,319
J M Smucker Co.	2,688	332,425
Kellogg Co. (a)	6,445	406,937
Kraft Heinz Co.	16,674	600,097
Kroger Co.	19,563	900,485
McCormick & Co., Inc.	6,362	548,977
Molson Coors Beverage Co., Class B	4,581	217,735
Mondelez International, Inc., Class A	36,131	2,242,651
PepsiCo, Inc.	35,378	5,532,765
Procter & Gamble Co.	62,851	8,949,354
Sysco Corp.	13,110	1,044,211
Tyson Foods, Inc., Class A	7,526	590,942
Walgreens Boots Alliance, Inc.	18,383	932,937
Walmart, Inc.	35,260	5,222,006

(Cost $36,370,119)		39,449,017

Energy — 2.7%
APA Corp.	10,342	201,462
Chevron Corp.	49,634	4,803,082
ConocoPhillips	34,644	1,923,781
Devon Energy Corp.	15,143	447,476
Exxon Mobil Corp.	108,694	5,925,997
Halliburton Co.	22,756	454,665
Hess Corp.	6,989	480,494
Kinder Morgan, Inc.	49,757	809,546
Marathon Petroleum Corp.	16,740	992,180
Occidental Petroleum Corp.	21,525	552,977
ONEOK, Inc.	11,459	601,827
Pioneer Natural Resources Co.	5,948	890,237
Schlumberger N.V.	35,684	1,000,579
Williams Cos., Inc.	31,182	769,884

(Cost $18,695,551)		19,854,187

Financials — 10.6%
Aflac, Inc.	16,296	923,657
Allstate Corp.	7,809	1,056,402
American Express Co.	16,766	2,782,485
Ameriprise Financial, Inc.	3,015	822,824
Arthur J Gallagher & Co.	5,263	755,872
Assurant, Inc.	1,566	266,392
Bank of America Corp.	193,597	8,082,675
Bank of New York Mellon Corp.	20,657	1,140,680
BlackRock, Inc.	3,655	3,447,725
Capital One Financial Corp.	11,820	1,961,765

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2021

	Number of Shares	Value
Financials (Continued)
Cboe Global Markets, Inc.	2,726	$343,885
Charles Schwab Corp.	38,438	2,800,208
Chubb Ltd.	11,541	2,122,621
Citigroup, Inc.	53,560	3,851,500
CME Group, Inc.	9,231	1,862,077
Comerica, Inc.	3,469	256,394
Discover Financial Services	7,888	1,011,399
Fifth Third Bancorp	18,258	709,506
Franklin Resources, Inc.	7,953	257,995
Globe Life, Inc.	2,330	223,843
Goldman Sachs Group, Inc.	8,763	3,623,588
Hartford Financial Services Group, Inc.	9,183	617,281
Intercontinental Exchange, Inc.	14,414	1,722,905
Invesco Ltd.	9,662	244,642
JPMorgan Chase & Co.	77,715	12,430,514
KeyCorp	24,867	505,297
Lincoln National Corp.	4,582	314,554
MarketAxess Holdings, Inc.	999	475,444
Marsh & McLennan Cos., Inc.	12,987	2,041,556
MetLife, Inc.	19,080	1,182,960
Moody’s Corp.	4,124	1,570,295
Morgan Stanley	38,423	4,012,514
MSCI, Inc.	2,145	1,361,174
Nasdaq, Inc.	2,941	575,789
Northern Trust Corp.	5,334	632,186
PNC Financial Services Group, Inc.	10,890	2,081,079
Principal Financial Group, Inc.	6,402	427,718
Progressive Corp.	14,970	1,442,210
Prudential Financial, Inc.	10,254	1,085,694
Raymond James Financial, Inc.	3,044	425,856
Regions Financial Corp.	24,643	503,457
S&P Global, Inc.	6,206	2,754,347
State Street Corp.	9,005	836,655
Synchrony Financial	13,991	696,052
T. Rowe Price Group, Inc.	5,862	1,312,326
Travelers Cos., Inc.	6,407	1,023,262
Unum Group	5,617	149,525

(Cost $60,329,166)		78,728,785

Health Care — 12.8%
Abbott Laboratories	45,501	5,749,961
AbbVie, Inc.	45,384	5,481,479
Agilent Technologies, Inc.	7,850	1,377,439
AmerisourceBergen Corp.	3,748	458,043
Amgen, Inc.	14,849	3,348,895
Anthem, Inc.	6,314	2,368,571
Baxter International, Inc.	12,984	989,640
Becton Dickinson and Co.	7,461	1,877,934
Biogen, Inc.*	3,936	1,333,950
Bio-Rad Laboratories, Inc., Class A *	526	423,335
Boston Scientific Corp.*	36,421	1,644,408
Bristol-Myers Squibb Co.	57,608	3,851,671
Cardinal Health, Inc.	7,456	391,365
Cigna Corp.	8,824	1,867,600
CVS Health Corp.	33,693	2,910,738
Danaher Corp.	16,299	5,283,484
DaVita, Inc.*	1,779	232,640

	Number of Shares	Value
Health Care (Continued)
Edwards Lifesciences Corp.*	16,050	$1,880,739
Eli Lilly & Co.	20,444	5,280,481
Gilead Sciences, Inc.	32,309	2,351,449
Henry Schein, Inc.*	3,565	269,478
Hologic, Inc.*	6,639	525,477
Humana, Inc.	3,318	1,345,184
IDEXX Laboratories, Inc.*	2,205	1,485,641
Illumina, Inc.*	3,748	1,713,436
Incyte Corp.*	4,795	366,769
Laboratory Corp. of America Holdings *	2,539	770,282
McKesson Corp.	4,087	834,320
Medtronic PLC	34,618	4,620,811
Merck & Co., Inc.	65,029	4,961,062
Mettler-Toledo International, Inc.*	626	972,072
PerkinElmer, Inc.	2,913	538,322
Perrigo Co. PLC	3,423	140,172
Pfizer, Inc.	143,777	6,623,806
Quest Diagnostics, Inc.	3,372	515,343
Regeneron Pharmaceuticals, Inc.*	2,691	1,812,119
Thermo Fisher Scientific, Inc.	10,107	5,608,880
UnitedHealth Group, Inc.	24,278	10,106,203
Vertex Pharmaceuticals, Inc.*	6,695	1,340,942
Viatris, Inc.	30,876	451,716
Waters Corp.*	1,542	638,419
West Pharmaceutical Services, Inc.	1,903	859,433

(Cost $79,010,824)		95,603,709

Industrials — 6.8%
Alaska Air Group, Inc.*	3,046	174,658
American Airlines Group, Inc.* (a)	15,717	313,397
AMETEK, Inc.	5,922	805,214
Caterpillar, Inc.	14,022	2,956,819
Cintas Corp.	2,260	894,440
CSX Corp.	58,722	1,910,227
Cummins, Inc.	3,779	891,768
Deere & Co.	8,070	3,050,702
Delta Air Lines, Inc.*	16,440	664,834
Dover Corp.	3,656	637,460
Eaton Corp. PLC	10,185	1,714,747
Emerson Electric Co.	15,377	1,622,273
Fastenal Co.	14,695	820,716
FedEx Corp.	6,279	1,668,268
Fortive Corp.	8,612	636,168
General Electric Co.	28,158	2,968,135
Howmet Aerospace, Inc.	9,934	315,405
IDEX Corp.	1,916	429,184
IHS Markit Ltd.	9,564	1,153,418
Illinois Tool Works, Inc.	7,380	1,718,507
Ingersoll Rand, Inc.*	9,607	509,363
Johnson Controls International PLC	18,496	1,383,501
L3Harris Technologies, Inc.	5,261	1,225,866
Leidos Holdings, Inc.	3,414	334,948
Nielsen Holdings PLC	8,901	191,015
Norfolk Southern Corp.	6,441	1,633,051
PACCAR, Inc.	8,910	729,462
Parker-Hannifin Corp.	3,320	984,944
Pentair PLC (a)	4,207	324,612

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2021

	Number of Shares	Value
Industrials (Continued)
Republic Services, Inc.	5,288	$656,399
Robert Half International, Inc.	2,911	300,997
Rockwell Automation, Inc.	2,982	970,492
Roper Technologies, Inc.	2,698	1,303,889
Snap-on, Inc.	1,362	306,382
Stanley Black & Decker, Inc.	4,122	796,659
Trane Technologies PLC	6,109	1,212,637
TransDigm Group, Inc.*	1,421	863,215
Union Pacific Corp.	17,185	3,726,395
United Parcel Service, Inc., Class B	18,509	3,620,916
United Rentals, Inc.*	1,857	654,871
Verisk Analytics, Inc.	4,162	839,725
W.W. Grainger, Inc.	1,120	485,744
Waste Management, Inc.	9,946	1,542,724
Westinghouse Air Brake Technologies Corp.	4,541	407,736
Xylem, Inc.	4,551	620,347

(Cost $40,810,543)		50,972,230

Information Technology — 30.7%
Accenture PLC, Class A	16,313	5,490,303
Adobe, Inc.*	12,309	8,169,483
Advanced Micro Devices, Inc.*	31,159	3,449,925
Akamai Technologies, Inc.*	4,175	472,819
Amphenol Corp., Class A	15,354	1,176,577
Analog Devices, Inc.	13,807	2,249,851
ANSYS, Inc.*	2,233	815,849
Apple, Inc.	403,033	61,192,500
Applied Materials, Inc.	23,557	3,183,257
Arista Networks, Inc.*	1,427	527,319
Autodesk, Inc.*	5,645	1,750,458
Cisco Systems, Inc.	108,398	6,397,650
Corning, Inc.	19,732	789,083
DXC Technology Co.*	6,343	232,915
Hewlett Packard Enterprise Co.	33,458	517,261
HP, Inc.	32,077	953,970
Intel Corp.	104,374	5,642,458
Intuit, Inc.	7,046	3,988,811
Juniper Networks, Inc.	8,300	240,534
Keysight Technologies, Inc.*	4,786	858,513
KLA Corp.	3,982	1,353,721
Lam Research Corp.	3,680	2,225,738
Mastercard, Inc., Class A	22,457	7,775,287
Micron Technology, Inc.*	28,725	2,117,033
Microsoft Corp.	193,516	58,418,610
Motorola Solutions, Inc.	4,369	1,066,997
NortonLifeLock, Inc.	14,658	389,317
NVIDIA Corp.	63,972	14,320,132
Oracle Corp.	46,620	4,155,241
QUALCOMM, Inc.	29,161	4,277,627
salesforce.com, Inc.*	24,812	6,581,879
Seagate Technology Holdings PLC	5,133	449,599
TE Connectivity Ltd.	8,509	1,278,222
Texas Instruments, Inc.	23,731	4,530,485
Trimble, Inc.*	6,442	606,965
Visa, Inc., Class A (a)	43,553	9,977,992

	Number of Shares	Value
Information Technology (Continued)
Zebra Technologies Corp., Class A *	1,392	$817,341

(Cost $171,217,400)		228,441,722

Materials — 2.5%
Air Products and Chemicals, Inc.	5,662	1,525,966
Albemarle Corp.	2,994	708,800
Ball Corp.	8,433	809,231
CF Industries Holdings, Inc.	5,309	241,135
Corteva, Inc.	19,104	840,003
Dow, Inc.	19,114	1,202,271
Eastman Chemical Co.	3,632	410,997
Ecolab, Inc.	6,364	1,434,191
FMC Corp.	3,323	311,132
Freeport-McMoRan, Inc.	37,516	1,365,207
International Flavors & Fragrances, Inc.	6,378	966,267
International Paper Co.	10,052	604,025
Linde PLC	13,422	4,222,427
LyondellBasell Industries NV, Class A	6,621	664,417
Martin Marietta Materials, Inc.	1,594	607,712
Mosaic Co.	8,875	285,598
Newmont Corp.	20,578	1,193,318
PPG Industries, Inc.	6,059	966,713
Westrock Co.	6,762	351,894

(Cost $15,685,887)		18,711,304

Real Estate — 2.6%
American Tower Corp. REIT	11,635	3,399,398
AvalonBay Communities, Inc. REIT	3,607	828,095
Boston Properties, Inc. REIT	3,663	413,882
CBRE Group, Inc., Class A *	8,619	830,010
Digital Realty Trust, Inc. REIT	7,200	1,180,152
Duke Realty Corp. REIT	9,629	505,619
Equinix, Inc. REIT	2,285	1,927,283
Equity Residential REIT	8,837	742,927
Essex Property Trust, Inc. REIT	1,652	546,382
Extra Space Storage, Inc. REIT	3,388	633,251
Healthpeak Properties, Inc. REIT	13,945	502,020
Host Hotels & Resorts, Inc. REIT *	18,247	302,170
Iron Mountain, Inc. REIT	7,422	354,401
Kimco Realty Corp. REIT	15,426	336,133
Prologis, Inc. REIT	19,017	2,560,829
Realty Income Corp. REIT (a)	9,636	695,912
Regency Centers Corp. REIT	3,851	264,256
Simon Property Group, Inc. REIT	8,477	1,139,733
Ventas, Inc. REIT	9,664	540,604
Vornado Realty Trust REIT	3,672	153,783
Welltower, Inc. REIT	10,759	941,735
Weyerhaeuser Co. REIT	19,258	693,288

(Cost $15,908,716)		19,491,863

Utilities — 1.5%
American Water Works Co., Inc.	4,679	852,748
Consolidated Edison, Inc.	8,782	662,602
Edison International	9,729	562,725
Entergy Corp.	5,137	568,203
Eversource Energy	8,814	799,694
Exelon Corp.	24,946	1,222,853
FirstEnergy Corp.	13,949	542,198

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2021

	Number of Shares	Value
Utilities (Continued)
NextEra Energy, Inc.	50,338	$4,227,889
Public Service Enterprise Group, Inc.	12,966	829,046
Sempra Energy	8,099	1,071,984

(Cost $10,077,173)		11,339,942

TOTAL COMMON STOCKS (Cost $595,958,173)		742,531,792

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $107,727)	107,727	107,727

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $1,353,973)	1,353,973	1,353,973

TOTAL INVESTMENTS — 99.9% (Cost $597,419,873)		$743,993,492
Other assets and liabilities, net — 0.1%		758,642

NET ASSETS — 100.0%		$744,752,134

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
84,196	23,531	(d)	—	—	—	15	—	107,727	107,727

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
344,797	11,397,855		(10,388,679)	—	—	281	—	1,353,973	1,353,973

428,993	11,421,386		(10,388,679)	—	—	296	—	1,461,700	1,461,700

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $14,021,303, which is 1.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $14,267,599.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

REIT:	Real Estate Investment Trust

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	10	$1,861,940	$1,934,500	9/17/2021	$72,560

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2021

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$742,531,792	$—	$—	$742,531,792
Short-Term Investments (e)	1,461,700	—	—	1,461,700
Derivatives (f)
Futures Contracts	72,560	—	—	72,560

TOTAL	$744,066,052	$—	$—	$744,066,052

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 2.1%
Cable One, Inc.	36	$75,585
Iridium Communications, Inc.*	790	35,163
New York Times Co., Class A	953	48,394
TEGNA, Inc.	1,481	26,243
TripAdvisor, Inc.*	636	22,260
Yelp, Inc.*	449	17,291

(Cost $223,383)		224,936

Consumer Discretionary — 15.5%
American Eagle Outfitters, Inc. (a)	981	29,940
AutoNation, Inc.*	351	38,291
Brunswick Corp.	518	50,179
Capri Holdings Ltd.*	1,007	56,906
Carter’s, Inc.	293	29,997
Columbia Sportswear Co.	206	21,014
Cracker Barrel Old Country Store, Inc.	158	22,686
Dana, Inc.	968	22,516
Deckers Outdoor Corp.*	184	76,995
Dick’s Sporting Goods, Inc. (a)	436	61,393
Foot Locker, Inc.	684	38,776
Gentex Corp.	1,591	49,003
Goodyear Tire & Rubber Co.*	1,803	28,560
Graham Holdings Co., Class B	26	16,037
Grand Canyon Education, Inc.*	311	27,723
H&R Block, Inc.	1,214	31,139
Harley-Davidson, Inc.	1,008	39,846
Helen of Troy Ltd.*	159	38,031
Jack in the Box, Inc.	145	15,364
KB Home	587	25,259
Kohl’s Corp.	1,038	59,581
Lear Corp.	364	58,218
Lithia Motors, Inc.	198	65,597
Mattel, Inc.*	2,318	49,489
Murphy USA, Inc.	162	25,155
Nordstrom, Inc.*	720	20,599
Papa John’s International, Inc.	214	27,291
Polaris, Inc. (a)	378	45,269
RH*	112	78,475
Service Corp. International	1,102	69,162
Six Flags Entertainment Corp.*	511	21,585
Tempur Sealy International, Inc.	1,219	54,489
Texas Roadhouse, Inc.	430	40,850
Thor Industries, Inc. (a)	360	40,835
Toll Brothers, Inc.	735	47,084
Travel + Leisure Co.	573	31,377
Urban Outfitters, Inc.*	465	15,354
Visteon Corp.*	188	19,868
Wendy’s Co.	1,140	26,243
Williams-Sonoma, Inc.	505	94,283
Wingstop, Inc.	194	33,354
WW International, Inc.*	350	7,578
Wyndham Hotels & Resorts, Inc.	611	44,420

(Cost $1,563,483)		1,695,811

	Number of Shares	Value
Consumer Staples — 3.3%
BJ’s Wholesale Club Holdings, Inc.*	893	$50,597
Boston Beer Co., Inc., Class A *	62	35,353
Coty, Inc., Class A*	1,807	17,654
Darling Ingredients, Inc.*	1,082	80,609
Flowers Foods, Inc.	1,300	31,369
Hain Celestial Group, Inc.*	548	20,501
Ingredion, Inc.	440	38,658
Nu Skin Enterprises, Inc., Class A	324	16,401
Pilgrim’s Pride Corp.*	307	8,547
Sanderson Farms, Inc.	131	25,742
Sprouts Farmers Market, Inc.* (a)	801	19,945
TreeHouse Foods, Inc.*	355	13,302

(Cost $360,101)		358,678

Energy — 1.3%
Cimarex Energy Co.	674	43,284
CNX Resources Corp.*	1,401	15,915
EQT Corp.*	1,843	33,782
Equitrans Midstream Corp.	2,731	23,842
Murphy Oil Corp.	969	20,601

(Cost $126,050)		137,424

Financials — 16.5%
Affiliated Managers Group, Inc.	272	46,270
Alleghany Corp.*	93	62,932
Associated Banc-Corp.	1,033	21,300
BancorpSouth Bank	657	19,270
Bank of Hawaii Corp.	272	22,796
Bank OZK	791	33,562
Brown & Brown, Inc.	1,551	90,036
CIT Group, Inc.	646	35,801
CNO Financial Group, Inc.	858	20,987
Commerce Bancshares, Inc.	686	48,514
East West Bancorp, Inc.	941	69,013
Essent Group Ltd.	769	36,205
Evercore, Inc., Class A	266	37,144
FactSet Research Systems, Inc.	251	95,435
First American Financial Corp.	716	50,500
First Horizon Corp.	3,617	59,283
FNB Corp.	2,057	24,026
Fulton Financial Corp.	1,036	16,421
Hancock Whitney Corp.	582	26,749
Hanover Insurance Group, Inc.	240	33,914
Interactive Brokers Group, Inc., Class A	530	34,259
Janus Henderson Group PLC	1,115	48,346
Kemper Corp.	412	28,263
MGIC Investment Corp. (a)	2,239	34,190
Navient Corp.	1,172	27,202
New York Community Bancorp, Inc.	3,043	38,098
PacWest Bancorp	767	32,636
Pinnacle Financial Partners, Inc.	495	47,975
Primerica, Inc.	259	39,611
PROG Holdings, Inc.	444	21,010
Prosperity Bancshares, Inc.	609	42,557
Reinsurance Group of America, Inc.	443	51,308
RenaissanceRe Holdings Ltd.	329	51,564
RLI Corp.	261	28,509

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2021

	Number of Shares	Value
Financials (Continued)
SEI Investments Co.	787	$49,432
Selective Insurance Group, Inc.	393	32,843
Signature Bank	382	99,064
SLM Corp.	2,155	40,406
Sterling Bancorp	1,290	29,528
Synovus Financial Corp.	974	41,979
Texas Capital Bancshares, Inc.*	336	22,845
UMB Financial Corp.	292	26,741
Umpqua Holdings Corp.	1,478	28,777
Webster Financial Corp.	594	30,009
Wintrust Financial Corp.	378	28,290

(Cost $1,697,376)		1,805,600

Health Care — 9.3%
Acadia Healthcare Co., Inc.*	582	38,482
Amedisys, Inc.*	215	39,442
Emergent BioSolutions, Inc.*	302	19,050
Encompass Health Corp.	662	51,934
Exelixis, Inc.*	2,053	39,356
Haemonetics Corp.*	338	21,209
Hill-Rom Holdings, Inc.	435	63,327
ICU Medical, Inc.*	132	26,314
Integra LifeSciences Holdings Corp.*	464	34,907
Jazz Pharmaceuticals PLC *	400	52,684
LHC Group, Inc.*	206	38,473
Ligand Pharmaceuticals, Inc.*	106	14,024
LivaNova PLC *	342	28,280
Masimo Corp.*	336	91,237
Molina Healthcare, Inc.*	387	104,014
Neurocrine Biosciences, Inc.*	629	59,881
NuVasive, Inc.*	340	21,128
Penumbra, Inc.*	226	62,139
Quidel Corp.*	252	32,495
Syneos Health, Inc.*	672	62,348
Tenet Healthcare Corp.*	710	53,499
United Therapeutics Corp.*	298	64,034

(Cost $1,010,396)		1,018,257

Industrials — 18.7%
Acuity Brands, Inc. (a)	238	43,918
AECOM*	961	63,003
AGCO Corp.	410	56,424
Avis Budget Group, Inc.* (a)	340	30,855
Axon Enterprise, Inc.*	429	78,022
Brink’s Co.	326	25,480
Carlisle Cos., Inc.	347	73,127
Clean Harbors, Inc.*	335	34,378
Colfax Corp.*	766	36,898
Crane Co.	324	32,973
Curtiss-Wright Corp.	274	33,368
Donaldson Co., Inc.	822	55,690
Dycom Industries, Inc.*	208	15,669
EMCOR Group, Inc.	359	43,618
EnerSys	288	24,362
Flowserve Corp.	845	32,845
FTI Consulting, Inc.*	224	31,295
Graco, Inc.	1,124	88,144

	Number of Shares	Value
Industrials (Continued)
Herman Miller, Inc.	477	$20,048
Hexcel Corp.*	549	31,134
Hubbell, Inc.	361	74,406
Insperity, Inc.	247	27,254
ITT, Inc.	565	54,054
KAR Auction Services, Inc.*	826	13,968
KBR, Inc.	920	35,825
Kennametal, Inc.	547	20,337
Kirby Corp.*	404	21,650
Lincoln Electric Holdings, Inc.	391	54,588
ManpowerGroup, Inc.	364	44,197
MasTec, Inc.*	369	33,741
Mercury Systems, Inc.*	368	18,540
Middleby Corp.*	370	67,688
MSA Safety, Inc.	237	38,593
Nordson Corp.	358	85,419
Oshkosh Corp.	456	52,248
Owens Corning	682	65,165
Regal Beloit Corp.	273	40,792
Ryder System, Inc.	353	28,060
Science Applications International Corp.	388	32,681
Stericycle, Inc.*	596	41,482
Terex Corp.	461	23,534
Tetra Tech, Inc.	357	51,351
Timken Co.	446	32,799
Toro Co.	710	78,057
Trinity Industries, Inc.	525	15,241
Univar Solutions, Inc.*	1,114	26,302
Werner Enterprises, Inc.	394	18,581
Woodward, Inc.	386	46,683
XPO Logistics, Inc.*	676	58,751

(Cost $1,845,568)		2,053,238

Information Technology — 14.4%
ACI Worldwide, Inc.*	777	25,043
Alliance Data Systems Corp.	329	32,278
Amkor Technology, Inc.	717	19,696
Arrow Electronics, Inc.*	486	58,913
Avnet, Inc.	667	26,987
Belden, Inc.	303	17,347
Blackbaud, Inc.*	320	22,301
Ceridian HCM Holding, Inc.*	871	97,857
Ciena Corp.*	1,031	58,901
CMC Materials, Inc.	192	25,463
Cognex Corp.	1,171	103,774
Coherent, Inc.*	160	40,427
CommVault Systems, Inc.*	300	24,291
Cree, Inc.*	766	65,095
Fair Isaac Corp.*	189	86,891
First Solar, Inc.*	565	53,110
Jabil, Inc.	889	54,922
Littelfuse, Inc.	161	45,949
LiveRamp Holdings, Inc.*	449	22,001
Manhattan Associates, Inc.*	423	68,945
Maximus, Inc.	406	35,358
National Instruments Corp.	872	36,467
NetScout Systems, Inc.*	467	12,805

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2021

	Number of Shares	Value
Information Technology (Continued)
Paylocity Holding Corp.*	250	$67,300
Qualys, Inc.*	226	26,528
Semtech Corp.*	435	30,415
Silicon Laboratories, Inc.*	298	46,971
SolarEdge Technologies, Inc.*	345	99,974
Synaptics, Inc.*	229	43,460
SYNNEX Corp.	270	34,309
Teradata Corp.*	713	38,994
Universal Display Corp.	280	58,405
Viasat, Inc.*	457	23,599
WEX, Inc.*	298	54,704
Xerox Holdings Corp.	1,063	23,928

(Cost $1,478,076)		1,583,408

Materials — 7.1%
AptarGroup, Inc.	436	58,773
Ashland Global Holdings, Inc.	363	33,073
Avient Corp.	612	31,879
Cabot Corp.	381	20,345
Chemours Co.	1,079	36,157
Cleveland-Cliffs, Inc. * (a)	3,053	71,654
Commercial Metals Co.	791	25,802
Compass Minerals International, Inc.	216	14,457
Eagle Materials, Inc.	283	44,386
Greif, Inc., Class A	169	10,701
Ingevity Corp.*	258	20,741
Minerals Technologies, Inc.	216	16,986
Olin Corp.	940	46,850
RPM International, Inc.	861	70,852
Scotts Miracle-Gro Co.	276	43,285
Sonoco Products Co.	660	43,098
Steel Dynamics, Inc.	1,332	89,897
United States Steel Corp. (a)	1,765	47,214
Valvoline, Inc.	1,191	35,920
Worthington Industries, Inc.	238	13,792

(Cost $695,122)		775,862

Real Estate — 10.5%
American Campus Communities, Inc. REIT	906	46,070
Brixmor Property Group, Inc. REIT	1,951	45,751
Camden Property Trust REIT	648	97,226
CoreSite Realty Corp. REIT	279	41,395
Corporate Office Properties Trust REIT	756	21,304
Cousins Properties, Inc. REIT	969	37,365
CyrusOne, Inc. REIT	814	62,662
Douglas Emmett, Inc. REIT	1,091	36,014
Healthcare Realty Trust, Inc. REIT	920	27,628
Highwoods Properties, Inc. REIT	696	31,800
Hudson Pacific Properties, Inc. REIT	1,013	26,723
JBG SMITH Properties REIT	743	22,387
Jones Lang LaSalle, Inc.*	336	81,456
Kilroy Realty Corp. REIT	694	45,561
Life Storage, Inc. REIT	511	63,589
Macerich Co. REIT (a)	1,088	18,583
Medical Properties Trust, Inc. REIT	3,908	80,036
National Retail Properties, Inc. REIT	1,145	54,513
Park Hotels & Resorts, Inc. REIT *	1,566	29,973

	Number of Shares	Value
Real Estate (Continued)
Pebblebrook Hotel Trust REIT	873	$19,232
PotlatchDeltic Corp. REIT	451	23,429
PS Business Parks, Inc. REIT	136	21,383
Rayonier, Inc. REIT	902	33,176
Rexford Industrial Realty, Inc. REIT	893	55,304
SL Green Realty Corp. REIT (a)	457	32,027
Spirit Realty Capital, Inc. REIT	760	39,345
STORE Capital Corp. REIT	1,588	57,279

(Cost $1,030,289)		1,151,211

Utilities — 1.2%
Hawaiian Electric Industries, Inc.	717	31,261
National Fuel Gas Co.	605	31,345
New Jersey Resources Corp. (a)	647	24,159
Southwest Gas Holdings, Inc.	377	26,507
Spire, Inc.	347	23,145

(Cost $127,635)		136,417

TOTAL COMMON STOCKS (Cost $10,157,479)		10,940,842

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $1,305)	1,305	1,305

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $10,177)	10,177	10,177

TOTAL INVESTMENTS — 100.0% (Cost $10,168,961)		$10,952,324
Other assets and liabilities, net — 0.0%		4,431

NET ASSETS — 100.0%		$10,956,755

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

August 31, 2021

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 2/24/2021 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
—	1,305	(d)	—	—	—	—	—	1,305	1,305
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
—	10,147,201		(10,137,024)	—	—	12	—	10,177	10,177

—	10,148,506		(10,137,024)	—	—	12	—	11,482	11,482

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $457,260, which is 4.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $471,616.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$10,940,842	$—	$—	$10,940,842
Short-Term Investments (e)	11,482	—	—	11,482

TOTAL	$10,952,324	$—	$—	$10,952,324

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF

August 31, 2021

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 1.3%
ATN International, Inc.	154	$7,021
Consolidated Communications Holdings, Inc.*	1,019	9,446
EW Scripps Co., Class A	855	15,852
Marcus Corp.*	367	5,725
Meredith Corp.*	585	25,161
QuinStreet, Inc.*	850	15,223
Scholastic Corp.	500	16,620
Shenandoah Telecommunications Co.	630	18,793
TechTarget, Inc.* (a)	352	29,772

(Cost $145,902)		143,613

Consumer Discretionary — 14.3%
Abercrombie & Fitch Co., Class A*	900	32,184
American Axle & Manufacturing Holdings, Inc.*	1,689	14,981
American Public Education, Inc.*	260	6,838
Asbury Automotive Group, Inc.*	278	51,775
Bed Bath & Beyond, Inc.* (a)	1,541	42,439
Big Lots, Inc. (a)	461	22,432
Bloomin’ Brands, Inc.*	1,199	32,121
Boot Barn Holdings, Inc.*	417	37,230
Brinker International, Inc.*	600	31,962
Buckle, Inc.	436	16,886
Caleres, Inc.	572	14,066
Cato Corp., Class A	267	4,608
Cheesecake Factory, Inc.*	674	31,442
Chico’s FAS, Inc.*	1,788	9,244
Children’s Place, Inc.*	212	18,410
Cooper-Standard Holdings, Inc.*	236	5,494
Designer Brands, Inc., Class A*	908	13,166
Dine Brands Global, Inc.*	274	22,665
Ethan Allen Interiors, Inc.	306	7,350
Fiesta Restaurant Group, Inc.*	283	3,399
Fossil Group, Inc.*	654	8,764
Genesco, Inc.*	199	12,344
Gentherm, Inc.*	482	41,365
G-III Apparel Group Ltd.*	643	19,888
Group 1 Automotive, Inc.	250	41,360
Guess?, Inc. (a)	562	13,595
Hibbett, Inc.	232	22,200
Installed Building Products, Inc.	331	41,104
iRobot Corp.* (a)	406	32,935
Kontoor Brands, Inc.	695	37,502
La-Z-Boy, Inc.	666	23,317
LCI Industries	368	52,131
Macy’s, Inc.*	4,512	101,024
MarineMax, Inc.*	321	15,607
MDC Holdings, Inc.	804	42,009
Meritage Homes Corp.*	552	61,570
ODP Corp.*	764	36,038
Oxford Industries, Inc.	248	22,394
Perdoceo Education Corp.*	1,150	12,627
Red Robin Gourmet Burgers, Inc.*	218	5,337
Regis Corp.*	317	1,718
Rent-A-Center, Inc.	858	54,123

	Number of Shares	Value
Consumer Discretionary (Continued)
Ruth’s Hospitality Group, Inc.*	481	$9,856
Sally Beauty Holdings, Inc.*	1,614	30,004
Shake Shack, Inc., Class A*	491	42,594
Shoe Carnival, Inc.	240	9,187
Signet Jewelers Ltd.	779	61,697
Sleep Number Corp.*	351	32,471
Standard Motor Products, Inc.	281	12,052
Steven Madden Ltd.	1,110	44,922
Sturm Ruger & Co., Inc.	254	19,860
Tupperware Brands Corp.*	718	17,139
Unifi, Inc.*	198	4,602
Universal Electronics, Inc.*	193	9,750
Vera Bradley, Inc.*	296	3,392
Vista Outdoor, Inc.*	838	34,232
Winnebago Industries, Inc.	488	33,975
Wolverine World Wide, Inc.	1,204	43,175

(Cost $1,465,487)		1,526,552

Consumer Staples — 4.0%
Andersons, Inc.	470	14,279
B&G Foods, Inc. (a)	928	28,174
Calavo Growers, Inc.	251	11,777
Cal-Maine Foods, Inc.	552	19,960
Celsius Holdings, Inc.* (a)	485	39,654
Chefs’ Warehouse, Inc.*	472	14,269
Coca-Cola Consolidated, Inc.	68	27,619
Edgewell Personal Care Co.	775	32,782
elf Beauty, Inc.*	574	17,765
Fresh Del Monte Produce, Inc.	424	13,941
J & J Snack Foods Corp.	222	36,355
John B Sanfilippo & Son, Inc.	135	11,474
Medifast, Inc.	173	39,427
MGP Ingredients, Inc.	184	12,015
Seneca Foods Corp., Class A*	102	4,995
Simply Good Foods Co.*	1,236	44,026
SpartanNash Co. (a)	505	10,857
United Natural Foods, Inc.*	811	29,845
USANA Health Sciences, Inc.*	166	16,107

(Cost $400,271)		425,321

Energy — 2.7%
Callon Petroleum Co.*	677	23,133
Core Laboratories NV	671	18,493
Helix Energy Solutions Group, Inc.*	2,139	8,043
Helmerich & Payne, Inc.	1,570	42,264
Laredo Petroleum, Inc.*	138	7,456
Par Pacific Holdings, Inc.*	750	12,368
PBF Energy, Inc., Class A*	1,411	14,674
Range Resources Corp.*	3,744	54,737
Renewable Energy Group, Inc.* (a)	630	30,505
SM Energy Co.	1,630	31,133
Southwestern Energy Co.*	9,427	42,893

(Cost $283,552)		285,699

Financials — 17.6%
Ambac Financial Group, Inc.*	642	9,046
Ameris Bancorp	1,006	49,535
AMERISAFE, Inc.	288	16,574

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2021

	Number of Shares	Value
Financials (Continued)
Assured Guaranty Ltd.	1,086	$54,148
Banc of California, Inc.	624	11,213
BankUnited, Inc.	1,340	56,320
Banner Corp.	512	29,286
Berkshire Hills Bancorp, Inc.	752	19,274
Blucora, Inc.*	674	11,060
Brightsphere Investment Group, Inc.	872	23,710
Cadence BanCorp	1,852	39,837
Capstead Mortgage Corp. REIT	1,355	9,336
Central Pacific Financial Corp.	394	9,972
City Holding Co.	235	18,306
Columbia Banking System, Inc.	1,054	38,323
Community Bank System, Inc.	808	59,792
Customers Bancorp, Inc.*	438	18,138
Donnelley Financial Solutions, Inc.*	450	15,007
Eagle Bancorp, Inc.	463	26,715
eHealth, Inc.*	300	11,595
Employers Holdings, Inc.	421	17,333
Encore Capital Group, Inc.*	461	22,686
Enova International, Inc.*	540	17,809
First BanCorp	3,126	39,794
First Financial Bancorp	1,386	32,585
First Hawaiian, Inc.	1,877	52,387
First Midwest Bancorp, Inc.	1,632	30,567
Granite Point Mortgage Trust, Inc. REIT	770	10,595
Great Western Bancorp, Inc.	803	24,861
Green Dot Corp., Class A*	798	41,688
Greenhill & Co., Inc.	188	2,771
Hanmi Financial Corp.	430	8,290
Heritage Financial Corp.	502	12,776
Hilltop Holdings, Inc.	931	31,161
HomeStreet, Inc.	350	14,297
Hope Bancorp, Inc.	1,801	24,836
Horace Mann Educators Corp.	598	24,518
Independent Bank Corp. (a)	486	37,276
Independent Bank Group, Inc.	524	36,905
Invesco Mortgage Capital, Inc. REIT (a)	4,158	12,973
Investors Bancorp, Inc.	3,301	47,237
KKR Real Estate Finance Trust, Inc. REIT	381	8,127
Meta Financial Group, Inc.	477	23,464
National Bank Holdings Corp., Class A	442	16,575
NBT Bancorp, Inc.	646	23,166
New York Mortgage Trust, Inc. REIT	5,460	24,133
NMI Holdings, Inc., Class A*	1,223	27,603
Northfield Bancorp, Inc.	656	11,086
Northwest Bancshares, Inc.	1,827	23,788
OFG Bancorp	764	18,191
Old National Bancorp.	2,362	39,351
Pacific Premier Bancorp, Inc.	1,362	54,426
Palomar Holdings, Inc.*	313	28,107
Park National Corp. (a)	204	23,917
PennyMac Mortgage Investment Trust REIT	1,406	27,290
Piper Sandler Cos.	206	29,442
PRA Group, Inc.*	656	27,552
Preferred Bank	190	12,139
ProAssurance Corp.	783	19,967
Provident Financial Services, Inc.	1,043	23,019

	Number of Shares	Value
Financials (Continued)
Redwood Trust, Inc. REIT	1,627	$20,289
S&T Bancorp, Inc.	584	17,403
Safety Insurance Group, Inc.	204	16,587
Seacoast Banking Corp. of Florida	806	25,744
Simmons First National Corp., Class A	1,575	45,754
Southside Bancshares, Inc.	435	16,395
Stewart Information Services Corp.	407	25,621
Tompkins Financial Corp.	169	13,451
Trupanion, Inc.* (a)	497	45,515
United Community Banks, Inc.	1,286	38,799
United Fire Group, Inc.	301	7,814
Universal Insurance Holdings, Inc.	398	5,668
Veritex Holdings, Inc.	711	25,546
WisdomTree Investments, Inc. (a)	1,571	9,913
WSFS Financial Corp.	676	30,697

(Cost $1,856,547)		1,877,071

Health Care — 12.3%
Addus HomeCare Corp.*	221	19,872
Allscripts Healthcare Solutions, Inc.* (a)	2,141	32,886
AMN Healthcare Services, Inc.*	677	76,853
Amphastar Pharmaceuticals, Inc.*	558	10,970
AngioDynamics, Inc.*	581	16,442
Anika Therapeutics, Inc.*	237	10,222
Cardiovascular Systems, Inc.*	566	20,257
Coherus Biosciences, Inc.* (a)	1,028	16,428
Collegium Pharmaceutical, Inc.*	527	10,819
Community Health Systems, Inc.*	1,797	22,121
Computer Programs and Systems, Inc.*	193	6,865
CONMED Corp.	418	54,900
Corcept Therapeutics, Inc.*	1,529	32,537
CorVel Corp.*	136	22,414
Covetrus, Inc.*	1,459	32,959
Cross Country Healthcare, Inc.*	488	10,614
CryoLife, Inc.* (a)	591	15,508
Cutera, Inc.*	266	13,231
Cytokinetics, Inc.* (a)	1,176	38,773
Eagle Pharmaceuticals, Inc.*	162	8,646
Enanta Pharmaceuticals, Inc.*	251	14,357
Endo International PLC*	2,094	4,795
Ensign Group, Inc.	741	60,518
Glaukos Corp.*	600	35,778
Heska Corp.*	143	37,938
Inogen, Inc.*	270	15,981
Invacare Corp.* (a)	541	4,577
Magellan Health, Inc.*	331	31,319
Merit Medical Systems, Inc.*	713	51,172
Myriad Genetics, Inc.*	1,100	39,358
Natus Medical, Inc.*	550	14,586
NextGen Healthcare, Inc.*	777	11,857
Omnicell, Inc.*	627	97,354
OraSure Technologies, Inc.*	1,056	11,563
Orthofix Medical, Inc.*	300	12,720
Owens & Minor, Inc.	1,080	40,262
Pacira BioSciences, Inc.* (a)	648	38,420
Phibro Animal Health Corp., Class A	283	6,874
Prestige Consumer Healthcare, Inc.*	747	42,870

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2021

	Number of Shares	Value
Health Care (Continued)
RadNet, Inc.*	621	$19,506
REGENXBIO, Inc.*	520	16,796
Select Medical Holdings Corp.	1,554	53,722
Spectrum Pharmaceuticals, Inc.*	2,733	6,423
Supernus Pharmaceuticals, Inc.*	779	21,446
Surmodics, Inc.*	192	11,533
Tabula Rasa HealthCare, Inc.* (a)	331	10,364
Tactile Systems Technology, Inc.*	340	15,123
Tivity Health, Inc.*	558	12,974
US Physical Therapy, Inc.	186	21,836
Vanda Pharmaceuticals, Inc.* (a)	806	13,492
Vericel Corp.* (a)	681	36,890
Xencor, Inc.*	780	26,419

(Cost $1,250,000)		1,312,140

Industrials — 18.1%
AAR Corp.*	497	16,823
ABM Industries, Inc.	983	48,678
AeroVironment, Inc.*	321	32,858
Alamo Group, Inc.	145	22,476
Albany International Corp., Class A	438	34,309
Applied Industrial Technologies, Inc.	560	49,734
ArcBest Corp.	371	24,757
Arcosa, Inc.	702	35,676
Astec Industries, Inc.	333	20,360
Atlas Air Worldwide Holdings, Inc.*	392	28,683
AZZ, Inc.	352	18,850
Barnes Group, Inc.	680	32,416
Boise Cascade Co.	560	32,396
Brady Corp., Class A	713	38,024
Chart Industries, Inc.* (a)	523	98,523
CIRCOR International, Inc.*	280	10,010
Comfort Systems USA, Inc.	532	40,421
CoreCivic, Inc.*	1,735	16,864
Deluxe Corp.	603	23,125
Echo Global Logistics, Inc.*	372	12,231
Encore Wire Corp.	298	25,333
Enerpac Tool Group Corp.	894	22,493
EnPro Industries, Inc.	299	25,567
ESCO Technologies, Inc.	372	33,525
Exponent, Inc.	749	87,558
Federal Signal Corp.	891	36,201
Forward Air Corp.	390	34,386
Franklin Electric Co., Inc.	563	47,844
GMS, Inc.*	622	30,733
Granite Construction, Inc.	657	26,635
Greenbrier Cos., Inc. (a)	482	21,256
Harsco Corp.*	1,137	20,739
Heartland Express, Inc.	682	11,444
Heidrick & Struggles International, Inc.	271	11,713
Hillenbrand, Inc.	1,090	50,598
HNI Corp.	620	23,492
Hub Group, Inc., Class A*	484	33,977
Interface, Inc.	820	11,792
John Bean Technologies Corp.	456	66,526
Kaman Corp.	418	16,335
Kelly Services, Inc., Class A	468	9,098

	Number of Shares	Value
Industrials (Continued)
Lindsay Corp.	158	$26,030
Lydall, Inc.*	251	15,557
Marten Transport Ltd.	887	13,828
Matson, Inc.	635	50,273
Meritor, Inc.*	1,042	24,716
Mueller Industries, Inc.	815	36,357
MYR Group, Inc.*	242	25,170
National Presto Industries, Inc.	73	6,098
Pitney Bowes, Inc.	2,510	18,750
Powell Industries, Inc.	139	3,517
Proto Labs, Inc.*	350	25,956
Raven Industries, Inc.*	523	30,517
SPX Corp.*	656	40,987
SPX FLOW, Inc.	617	49,687
Standex International Corp.	173	17,168
Team, Inc.*	505	2,262
Tennant Co.	268	19,827
Titan International, Inc.*	704	5,850
Triumph Group, Inc.*	905	16,706
UniFirst Corp.	228	52,228
US Ecology, Inc.*	474	16,993
Veritiv Corp.*	174	15,603
Viad Corp.*	286	12,352
Vicor Corp.*	304	37,504
Wabash National Corp.	727	11,298
Watts Water Technologies, Inc., Class A	412	70,687

(Cost $1,813,921)		1,930,380

Information Technology — 15.4%
8x8, Inc.*	1,485	35,863
ADTRAN, Inc.	734	15,164
Advanced Energy Industries, Inc.	560	50,501
Agilysys, Inc.*	297	16,879
Badger Meter, Inc.	424	45,406
Benchmark Electronics, Inc.	508	13,731
Bottomline Technologies DE, Inc.*	563	23,798
Cohu, Inc.*	725	25,868
CSG Systems International, Inc.	479	23,093
CTS Corp.	487	17,084
Diodes, Inc.*	616	59,647
Ebix, Inc.	400	11,512
EVERTEC, Inc.	878	40,608
ExlService Holdings, Inc.*	482	59,354
Extreme Networks, Inc.*	1,794	19,429
Fabrinet*	536	55,219
FARO Technologies, Inc.*	264	18,200
FormFactor, Inc.*	1,131	43,973
Ichor Holdings Ltd.*	414	18,344
Insight Enterprises, Inc.*	528	54,326
Itron, Inc.*	658	55,279
Knowles Corp.*	1,318	26,360
Kulicke & Soffa Industries, Inc.	901	63,241
LivePerson, Inc.* (a)	920	58,972
MaxLinear, Inc.*	989	51,655
Methode Electronics, Inc.	553	25,753
MicroStrategy, Inc., Class A* (a)	112	77,762
NETGEAR, Inc.*	427	15,257

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2021

	Number of Shares	Value
Information Technology (Continued)
OneSpan, Inc.*	560	$10,791
Onto Innovation, Inc.*	708	52,484
PDF Solutions, Inc.*	410	9,233
Plantronics, Inc.*	544	16,200
Plexus Corp.*	409	37,558
Power Integrations, Inc.	871	94,625
Progress Software Corp.	644	29,985
Rogers Corp.*	271	57,563
Sanmina Corp.*	956	37,743
ScanSource, Inc.*	356	12,666
SPS Commerce, Inc.*	516	69,933
TTEC Holdings, Inc.	260	27,420
TTM Technologies, Inc.*	1,427	19,978
Unisys Corp.*	985	23,847
Veeco Instruments, Inc.* (a)	740	16,865
Viavi Solutions, Inc.*	3,305	53,838
Vonage Holdings Corp.*	3,406	48,025

(Cost $1,530,156)		1,641,032

Materials — 5.1%
AdvanSix, Inc.*	392	14,308
Allegheny Technologies, Inc.*	1,860	33,220
American Vanguard Corp.	372	5,703
Balchem Corp.	466	65,436
Carpenter Technology Corp.	705	23,512
Century Aluminum Co.*	751	9,628
Clearwater Paper Corp.*	232	7,538
Ferro Corp.*	1,186	24,669
GCP Applied Technologies, Inc.*	718	17,117
Glatfelter Corp.	686	10,839
Hawkins, Inc.	264	10,000
Haynes International, Inc.	173	6,790
HB Fuller Co.	758	51,218
Innospec, Inc.	350	32,760
Kaiser Aluminum Corp.	227	28,661
Koppers Holdings, Inc.*	295	9,706
Kraton Corp.*	467	19,670
Livent Corp.* (a)	2,305	57,325
Mercer International, Inc.	553	6,293
Neenah, Inc.	236	11,892
Stepan Co.	315	37,031
SunCoke Energy, Inc.	1,156	8,034
TimkenSteel Corp.*	530	7,250
Tredegar Corp.	361	4,794
Trinseo SA	567	29,444
Warrior Met Coal, Inc.	751	16,815

(Cost $540,506)		549,653

Real Estate — 8.3%
Acadia Realty Trust REIT	1,240	26,313
Agree Realty Corp. REIT	996	74,252
Alexander & Baldwin, Inc. REIT	1,067	22,279
American Assets Trust, Inc. REIT	722	28,750
Armada Hoffler Properties, Inc. REIT	910	12,221
Brandywine Realty Trust REIT	2,438	33,839
CareTrust REIT, Inc. REIT	1,429	31,424
Centerspace REIT	189	19,123

	Number of Shares	Value
Real Estate (Continued)
Chatham Lodging Trust REIT*	748	$8,976
Community Healthcare Trust, Inc. REIT	336	16,299
DiamondRock Hospitality Co. REIT*	3,009	27,201
Diversified Healthcare Trust REIT	3,538	13,268
Easterly Government Properties, Inc. REIT	1,220	26,071
Four Corners Property Trust, Inc. REIT	1,086	31,070
GEO Group, Inc. REIT	1,777	13,772
Getty Realty Corp. REIT	547	17,302
Hersha Hospitality Trust REIT*	511	4,793
Independence Realty Trust, Inc. REIT	1,457	29,839
iStar, Inc. REIT (a)	1,088	28,778
Kite Realty Group Trust REIT	1,211	24,535
Lexington Realty Trust REIT	4,028	54,499
LTC Properties, Inc. REIT	576	19,878
Office Properties Income Trust REIT	712	18,889
Realogy Holdings Corp.*	1,704	29,905
Retail Opportunity Investments Corp. REIT	1,736	31,387
Retail Properties of America, Inc., Class A REIT	3,072	40,612
RPT Realty REIT	1,135	14,687
SITE Centers Corp. REIT	2,444	39,373
Summit Hotel Properties, Inc. REIT*	1,607	14,977
Tanger Factory Outlet Centers, Inc. REIT (a)	1,475	24,662
Uniti Group, Inc. REIT	3,330	43,523
Washington Real Estate Investment Trust REIT (a)	1,205	30,294
Whitestone REIT	558	5,474
Xenia Hotels & Resorts, Inc. REIT*	1,626	28,325

(Cost $808,442)		886,590

Utilities — 0.8%
California Water Service Group	733	46,582
South Jersey Industries, Inc. (a)	1,626	40,341

(Cost $84,473)		86,923

TOTAL COMMON STOCKS (Cost $10,179,257)		10,664,974

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $50,397)	50,397	50,397

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $12,273)	12,273	12,273

TOTAL INVESTMENTS — 100.5% (Cost $10,241,927)		$10,727,644
Other assets and liabilities, net — (0.5%)		(56,937)

NET ASSETS — 100.0%		$10,670,707

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

August 31, 2021

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 2/24/2021 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
—	50,397	(d)	—	—	—	5	—	50,397	50,397

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
—	10,336,414		(10,324,141)	—	—	12	—	12,273	12,273

—	10,386,811		(10,324,141)	—	—	17	—	62,670	62,670

*Non-income	producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $871,859, which is 8.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $842,400.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$10,664,974	$—	$—	$10,664,974
Short-Term Investments (e)	62,670	—	—	62,670

TOTAL	$10,727,644	$—	$—	$10,727,644

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	65

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2021

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Assets
Investment in non-affiliated securities at value	$495,506,574	$19,008,194	$25,059,423	$3,883,517,377
Investment in affiliated securities at value	3,087	—	–	—
Investment in DWS Government Money Market Series	3,753,775	2,532	149,313	3,332,190
Investment in DWS Government & Agency Securities Portfolio*	1,768,050	61,137	79,911	852,902
Cash	209,495	—	—	—
Foreign currency at value	2,647,570	18,008	32,743	—
Deposit with broker for futures contracts	4,434	1,391	10,947	23,000
Receivables:
Investment securities sold	2,022	13,923	256,400	22,572,831
Capital shares	4,796,045	—	—	6,293,855
Variation margin on futures contracts	—	355	2,850	72,513
Dividends	112,141	37,581	26,795	4,805,484
Interest	4	—	7	99
Securities lending income	140	47	135	4,170
Foreign tax reclaim	4,991	16,296	372	–

Total assets	$508,808,328	$19,159,464	$25,618,896	$3,921,474,421

Liabilities
Payable upon return of securities loaned	$1,768,050	$61,137	$79,911	$852,902
Payables:
Investment securities purchased	10,594,863	19,993	263,899	24,643,554
Capital shares	—	—	–	6,283,365
Investment advisory fees	9,644	2,248	3,642	292,134
Deferred foreign tax payable	333,667	—	68,104	—

Total liabilities	12,706,224	83,378	415,556	32,071,955

Net Assets, at value	$496,102,104	$19,076,086	$25,203,340	$3,889,402,466

Net Assets Consist of
Paid-in capital	$479,875,203	$15,697,157	$22,410,185	$2,631,685,567
Distributable earnings (loss)	16,226,901	3,378,929	2,793,155	1,257,716,899

Net Assets, at value	$496,102,104	$19,076,086	$25,203,340	$3,889,402,466

Number of Common Shares outstanding	14,300,001	600,001	750,001	92,850,001

Net Asset Value	$34.69	$31.79	$33.60	$41.89

Investment in non-affiliated securities at cost	$478,719,386	$15,316,525	$21,910,266	$2,598,756,778

Investment in affiliated securities at cost	$2,844	$–	$–	$–

Value of securities loaned	$6,478,517	$170,080	$288,300	$22,456,790

Investment in DWS Government Money Market Series at cost	$3,753,775	$2,532	$149,313	$3,332,190

Investment in DWS Government & Agency Securities Portfolio at cost*	$1,768,050	$61,137	$79,911	$852,902

Non-cash collateral for securities on loan	$4,796,817	$119,195	$205,841	$21,977,534

Foreign currency at cost	$2,646,440	$18,037	$32,518	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	66

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2021

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Assets
Investment in non-affiliated securities at value	$742,531,792	$10,940,842	$10,664,974
Investment in DWS Government Money Market Series	1,353,973	10,177	12,273
Investment in DWS Government & Agency Securities Portfolio*	107,727	1,305	50,397
Deposit with broker for futures contracts	95,000	—	—
Receivables:
Capital shares	13,983,455	—	—
Dividends	828,826	7,064	6,124
Interest	53	—	—
Securities lending income	1,595	47	153

Total assets	$758,902,421	$10,959,435	$10,733,921

Liabilities
Payable upon return of securities loaned	$107,727	$1,305	$50,397
Payables:
Investment securities purchased	13,981,735	—	11,484
Investment advisory fees	59,325	1,375	1,333
Variation margin on futures contracts	1,500	—	—

Total liabilities	14,150,287	2,680	63,214

Net Assets, at value	$744,752,134	$10,956,755	$10,670,707

Net Assets Consist of
Paid-in capital	$599,124,936	$10,172,141	$10,142,260
Distributable earnings (loss)	145,627,198	784,614	528,447

Net Assets, at value	$744,752,134	$10,956,755	$10,670,707

Number of Common Shares outstanding	18,650,001	400,001	400,001

Net Asset Value	$39.93	$27.39	$26.68

Investment in non-affiliated securities at cost	$595,958,173	$10,157,479	$10,179,257

Value of securities loaned	$14,021,303	$457,260	$871,859

Investment in DWS Government Money Market Series at cost	$1,353,973	$10,177	$12,273

Investment in DWS Government & Agency Securities Portfolio at cost*	$107,727	$1,305	$50,397

Non-cash collateral for securities on loan	$14,267,599	$471,616	$842,400

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	67

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2021

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Investment Income
Unaffiliated dividend income*	$316,964	$391,918	$226,951	$47,547,335
Affiliated dividend income	1,118	—	—	—
Income distributions from affiliated funds	7	3	28	1,441
Affiliated securities lending income	11	20	6	193
Unaffiliated non-cash dividend income	—	37,012	—	—
Unaffiliated securities lending income, net of borrower rebates	2,470	2,514	719	102,077

Total investment income	320,570	431,467	227,704	47,651,046

Expenses
Investment advisory fees	23,492	23,314	27,127	3,213,850
Other expenses	57	57	177	401

Total expenses	23,549	23,371	27,304	3,214,251

Less fees waived (see note 3):
Waiver	(43)	(5)	(40)	(323,385)

Net expenses	23,506	23,366	27,264	2,890,866

Net investment income (loss)	297,064	408,101	200,440	44,760,180

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(42,017)	(138,569)	(263,333)	(13,859,466)
Investments in affiliates	7,627	—	—	—
In-kind redemptions	1,823,712	393,092	—	92,199,804
Futures contracts	14,862	14,707	17,095	1,332,245
Foreign currency transactions	(292,427)	(5,054)	(17,162)	22

Net realized gain (loss)	1,511,757	264,176	(263,400)	79,672,605

Net change in unrealized appreciation (depreciation) on:
Investments***	15,576,200	2,956,968	1,854,655	828,718,505
Investments in affiliates	(1,906)	—	—	—
Futures contracts	(6,111)	171	(1,590)	(13,955)
Foreign currency translations	(5,490)	(1,634)	585	—

Net change in unrealized appreciation (depreciation)	15,562,693	2,955,505	1,853,650	828,704,550

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	17,074,450	3,219,681	1,590,250	908,377,155

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,371,514	$3,627,782	$1,790,690	$953,137,335

* Unaffiliated foreign tax withheld	$51,583	$52,269	$29,414	$8,710
** Net of foreign taxes	$2,848	$—	$2,637	$—
*** Net of change in deferred foreign taxes	$330,980	$—	$63,666	$—

See Notes to Financial Statements.	68

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2021

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P MidCap 400 ESG ETF(1)	Xtrackers S&P SmallCap 600 ESG ETF(1)
Investment Income
Unaffiliated dividend income*	$7,263,865	$62,861	$72,414
Income distributions from affiliated funds	281	12	12
Affiliated securities lending income	15	—	5
Unaffiliated securities lending income, net of borrower rebates	12,080	276	792

Total investment income	7,276,241	63,149	73,223

Expenses
Investment advisory fees	531,466	8,268	8,176
Other expenses	57	—	—

Total expenses	531,523	8,268	8,176

Less fees waived (see note 3):
Waiver	(48,644)	(22)	(22)

Net expenses	482,879	8,246	8,154

Net investment income (loss)	6,793,362	54,903	65,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,171,431)	(16,639)	9,666
In-kind redemptions	24,895,450	148,732	118,830
Futures contracts	248,170	—	—

Net realized gain (loss)	22,972,189	132,093	128,496

Net change in unrealized appreciation (depreciation) on:
Investments	109,432,495	783,363	485,717
Futures contracts	22,300	—	—

Net change in unrealized appreciation (depreciation)	109,454,795	783,363	485,717

Net realized and unrealized gain (loss) on investments and futures	132,426,984	915,456	614,213

Net Increase (Decrease) in Net Assets Resulting from Operations	$139,220,346	$970,359	$679,282

* Unaffiliated foreign tax withheld	$466	$39	$124

(1)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.

See Notes to Financial Statements.	69

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF		Xtrackers MSCI EAFE ESG Leaders Equity ETF
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$297,064	$203,185	$408,101	$229,188
Net realized gain (loss)	1,511,757	(48,254)	264,176	(175,028)
Net change in net unrealized appreciation (depreciation)	15,562,693	808,500	2,955,505	989,572

Net increase (decrease) in net assets resulting from operations	17,371,514	963,431	3,627,782	1,043,732

Distributions to Shareholders	(192,472)	(218,581)	(404,392)	(223,206)

Fund Shares Transactions
Proceeds from shares sold	475,859,618	—	5,739,352	3,628,617
Value of shares redeemed	(5,307,482)	—	(1,567,175)	—

Net increase (decrease) in net assets resulting from fund share transactions	470,552,136	—	4,172,177	3,628,617

Total net increase (decrease) in Net Assets	487,731,178	744,850	7,395,567	4,449,143

Net Assets
Beginning of year	8,370,926	7,626,076	11,680,519	7,231,376

End of year	$496,102,104	$8,370,926	$19,076,086	$11,680,519

Changes in Shares Outstanding
Shares outstanding, beginning of year	300,001	300,001	450,001	300,001
Shares sold	14,150,000	—	200,000	150,000
Shares redeemed	(150,000)	—	(50,000)	—

Shares outstanding, end of year	14,300,001	300,001	600,001	450,001

See Notes to Financial Statements.	70

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF		Xtrackers MSCI USA ESG Leaders Equity ETF
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$200,440	$258,084	$44,760,180	$33,012,859
Net realized gain (loss)	(263,400)	(164,600)	79,672,605	4,492,657
Net change in net unrealized appreciation (depreciation)	1,853,650	1,385,759	828,704,550	386,265,567

Net increase (decrease) in net assets resulting from operations	1,790,690	1,479,243	953,137,335	423,771,083

Distributions to Shareholders	(82,138)	(318,526)	(44,278,620)	(29,554,714)

Fund Shares Transactions
Proceeds from shares sold	14,924,326	—	610,533,251	1,074,035,689
Value of shares redeemed	—	—	(296,434,378)	(142,918,766)

Net increase (decrease) in net assets resulting from fund share transactions	14,924,326	—	314,098,873	931,116,923

Total net increase (decrease) in Net Assets	16,632,878	1,160,717	1,222,957,588	1,325,333,292

Net Assets
Beginning of year	8,570,462	7,409,745	2,666,444,878	1,341,111,586

End of year	$25,203,340	$8,570,462	$3,889,402,466	$2,666,444,878

Changes in Shares Outstanding
Shares outstanding, beginning of year	300,001	300,001	83,750,001	50,250,001
Shares sold	450,000	—	17,200,000	38,450,000
Shares redeemed	—	—	(8,100,000)	(4,950,000)

Shares outstanding, end of year	750,001	300,001	92,850,001	83,750,001

See Notes to Financial Statements.	71

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 ESG ETF		Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
	Year Ended August 31, 2021	Year Ended August 31, 2020	For the Period February 24, 2021(1) to August 31, 2021	For the Period February 24, 2021(1) to August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$6,793,362	$2,350,149	$54,903	$65,069
Net realized gain (loss)	22,972,189	745,744	132,093	128,496
Net change in net unrealized appreciation (depreciation)	109,454,795	37,102,920	783,363	485,717

Net increase (decrease) in net assets resulting from operations	139,220,346	40,198,813	970,359	679,282

Distributions to Shareholders	(5,646,092)	(1,693,157)	(33,536)	(27,800)

Fund Shares Transactions
Proceeds from shares sold	428,551,169	280,622,402	11,371,328	11,335,683
Value of shares redeemed	(87,808,140)	(60,077,355)	(1,351,421)	(1,316,483)

Net increase (decrease) in net assets resulting from fund share transactions	340,743,029	220,545,047	10,019,907	10,019,200

Total net increase (decrease) in Net Assets	474,317,283	259,050,703	10,956,730	10,670,682

Net Assets
Beginning of period	270,434,851	11,384,148	25	25

End of period	$744,752,134	$270,434,851	$10,956,755	$10,670,707

Changes in Shares Outstanding
Shares outstanding, beginning of period	8,700,001	450,001	1	1
Shares sold	12,450,000	10,700,000	450,000	450,000
Shares redeemed	(2,500,000)	(2,450,000)	(50,000)	(50,000)

Shares outstanding, end of period	18,650,001	8,700,001	400,001	400,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	72

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Selected Per Share Data	Years Ended August 31,		Period Ended 8/31/2019(a)
	2021	2020
Net Asset Value, beginning of period	$27.90	$25.42	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.57	0.68	0.60
Net realized and unrealized gain (loss)	6.86	2.53	0.27

Total from investment operations	7.43	3.21	0.87

Less distributions from:
Net investment income	(0.64)	(0.73)	(0.45)

Total distributions	(0.64)	(0.73)	(0.45)

Net Asset Value, end of period	$34.69	$27.90	$25.42

Total Return (%) (c)	26.80	12.74	3.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	496	8	8
Ratio of expenses before fee waiver (%)	0.16	0.16	0.16	*
Ratio of expenses after fee waiver (%)	0.16	0.16	0.16	*
Ratio of net investment income (loss) (%)	1.97	2.61	3.17	*
Portfolio turnover rate (%) (d)	17	13	10	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	Years Ended August 31,		Period Ended 8/31/2019(e)
	2021	2020
Net Asset Value, beginning of period	$25.96	$24.10	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.72	0.59	0.78
Net realized and unrealized gain (loss)	5.80	1.83	(1.01)

Total from investment operations	6.52	2.42	(0.23)

Less distributions from:
Net investment income	(0.69)	(0.56)	(0.66)
Net realized gains	—	—	(0.01)

Total distributions	(0.69)	(0.56)	(0.67)

Net Asset Value, end of period	$31.79	$25.96	$24.10

Total Return (%) (c)	25.28	10.12	(0.91	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	19	12	7
Ratio of expenses before fee waiver (%)	0.14	0.14	0.14	*
Ratio of expenses after fee waiver (%)	0.14	0.14	0.14	*
Ratio of net investment income (loss) (%)	2.45	2.39	3.25	*
Portfolio turnover rate (%) (d)	22	16	10	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	73

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2019(a)
	2021	2020
Net Asset Value, beginning of period	$28.57	$24.70		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.49	0.86		0.50
Net realized and unrealized gain (loss)	4.77	4.07		(0.53)

Total from investment operations	5.26	4.93		(0.03)

Less distributions from:
Net investment income	(0.23)	(1.06)		(0.27)
Net realized gains	—	(0.00	)(c)	—

Total distributions	(0.23)	(1.06)		(0.27)

Net Asset Value, end of period	$33.60	$28.57		$24.70

Total Return (%) (d)	18.43	20.32		(0.17	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	25	9		7
Ratio of expenses before fee waiver (%)	0.20	0.20		0.20	*
Ratio of expenses after fee waiver (%)	0.20	0.20		0.20	*
Ratio of net investment income (loss) (%)	1.48	3.38		2.68	*
Portfolio turnover rate (%) (e)	26	17		16	**

Xtrackers MSCI USA ESG Leaders Equity ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2019(f)
	2021	2020
Net Asset Value, beginning of period	$31.84	$26.69		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.50	0.51		0.24
Net realized and unrealized gain (loss)	10.05	5.10		1.57

Total from investment operations	10.55	5.61		1.81

Less distributions from:
Net investment income	(0.50)	(0.46)		(0.12)

Total distributions	(0.50)	(0.46)		(0.12)

Net Asset Value, end of period	$41.89	$31.84		$26.69

Total Return (%) (d)	33.48	21.42		7.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,889	2,666		1,341
Ratio of expenses before fee waiver (%)	0.10	0.10		0.10	*
Ratio of expenses after fee waiver (%)	0.09	0.09		0.10	*
Ratio of net investment income (loss) (%)	1.39	1.83		1.89	*
Portfolio turnover rate (%) (e)	12	9		5	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	74

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 ESG ETF Selected Per Share Data	Years Ended August 31,		Period Ended 8/31/2019(a)
	2021	2020
Net Asset Value, beginning of period	$31.08	$25.30	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.49	0.50	0.10
Net realized and unrealized gain (loss)	8.79	5.85	0.20

Total from investment operations	9.28	6.35	0.30

Less distributions from:
Net investment income	(0.43)	(0.57)	—

Total distributions	(0.43)	(0.57)	—

Net Asset Value, end of period	$39.93	$31.08	$25.30

Total Return (%) (c)	30.16	25.71	1.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	745	270	11
Ratio of expenses before fee waiver (%)	0.11	0.11	0.11	*
Ratio of expenses after fee waiver (%)	0.10	0.11	0.11	*
Ratio of net investment income (loss) (%)	1.41	1.86	2.08	*
Portfolio turnover rate (%) (d)	13	11	0	**

Xtrackers S&P MidCap 400 ESG ETF Selected Per Share Data			Period Ended 8/31/2021(e)
Net Asset Value, beginning of period			$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)			0.14
Net realized and unrealized gain (loss)			2.33

Total from investment operations			2.47

Less distributions from:
Net investment income			(0.08)

Total distributions			(0.08)

Net Asset Value, end of period			$27.39

Total Return (%) (c)			9.92	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)			11
Ratio of expenses before fee waiver (%)			0.15	*
Ratio of expenses after fee waiver (%)			0.15	*
Ratio of net investment income (loss) (%)			1.00	*
Portfolio turnover rate (%) (d)			27	**

(a)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	75

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P SmallCap 600 ESG ETF Selected Per Share Data	Period Ended 8/31/2021(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.16
Net realized and unrealized gain (loss)	1.59

Total from investment operations	1.75

Less distributions from:
Net investment income	(0.07)

Total distributions	(0.07)

Net Asset Value, end of period	$26.68

Total Return (%) (c)	7.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11
Ratio of expenses before fee waiver (%)	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*
Ratio of net investment income (loss) (%)	1.19	*
Portfolio turnover rate (%) (d)	25	**

(a)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	76

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF*
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Xtrackers MSCI USA ESG Leaders Equity ETF
Xtrackers S&P 500 ESG ETF
Xtrackers S&P MidCap 400 ESG ETF
Xtrackers S&P SmallCap 600 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF*	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR*
Xtrackers MSCI EAFE ESG Leaders Equity ETF Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Xtrackers MSCI USA ESG Leaders Equity ETF Xtrackers S&P 500 ESG ETF	MSCI EAFE ESG Leaders Index MSCI Emerging Markets ESG Leaders Index MSCI USA ESG Leaders Index S&P 500 ESG Index
Xtrackers S&P MidCap 400 ESG ETF	S&P MidCap 400 ESG Index
Xtrackers S&P SmallCap 600 ESG ETF	S&P SmallCap 600 ESG Index

*

On August 18, 2021, the Fund changed its name from Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF and its Underlying Index from MSCI ACWI ex USA ESG Leaders Index to the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR.

The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

77

DBX ETF Trust

Notes to Financial Statements (Continued)

The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S market. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

S&P 500 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P SmallCap 600 ESG is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI EAFE ESG Leaders Equity ETF (effective September 13, 2021), is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund

78

DBX ETF Trust

Notes to Financial Statements (Continued)

qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source.

79

DBX ETF Trust

Notes to Financial Statements (Continued)

Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended August 31, 2021, the Funds did not incur any interest or penalties.

As of August 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$266,563	$(61,591)	$16,021,929	$16,226,901
Xtrackers MSCI EAFE ESG Leaders Equity ETF	69,340	(247,525)	3,557,114	3,378,929
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	142,046	(242,908)	2,894,017	2,793,155
Xtrackers MSCI USA ESG Leaders Equity ETF	8,318,142	(25,243,752)	1,274,642,509	1,257,716,899
Xtrackers S&P 500 ESG ETF	1,891,596	(304,487)	144,040,089	145,627,198
Xtrackers S&P MidCap 400 ESG ETF	21,723	—	762,891	784,614
Xtrackers S&P SmallCap 600 ESG ETF	85,555	—	442,892	528,447

80

DBX ETF Trust

Notes to Financial Statements (Continued)

The tax character of dividends and distributions declared for the period ended August 31, 2021 and year ended August 31, 2020 were as follows:

Period Ended August 31, 2021
Ordinary Income*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$192,472
Xtrackers MSCI EAFE ESG Leaders Equity ETF	404,392
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	82,138
Xtrackers MSCI USA ESG Leaders Equity ETF	44,278,620
Xtrackers S&P 500 ESG ETF	5,646,092
Xtrackers S&P MidCap 400 ESG ETF	33,536
Xtrackers S&P SmallCap 600 ESG ETF	27,800

	Year Ended August 31, 2020
	Ordinary Income*	Long Term Capital Gain
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$218,581	$—
Xtrackers MSCI EAFE ESG Leaders Equity ETF	223,206	—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	317,935	591
Xtrackers MSCI USA ESG Leaders Equity ETF	29,554,714	—
Xtrackers S&P 500 ESG ETF	1,693,157	—

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$56,337	$5,254	$61,591
Xtrackers MSCI EAFE ESG Leaders Equity ETF	75,738	171,787	247,525
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	49,283	193,625	242,908
Xtrackers MSCI USA ESG Leaders Equity ETF	4,036,785	21,206,967	25,243,752
Xtrackers S&P 500 ESG ETF	304,487	—	304,487

For the period ended August 31, 2021, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind, excise tax and equalization.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(1,821,504)	$1,821,504
Xtrackers MSCI EAFE ESG Leaders Equity ETF	(388,724)	388,724
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	120	(120)
Xtrackers MSCI USA ESG Leaders Equity ETF	(89,649,159)	89,649,159
Xtrackers S&P 500 ESG ETF	(24,548,017)	24,548,017
Xtrackers S&P MidCap 400 ESG ETF	(152,209)	152,209
Xtrackers S&P SmallCap 600 ESG ETF	(123,035)	123,035

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As of August 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$484,672,330	$16,359,227	$18,027,181	$(1,667,954)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	15,515,051	3,556,895	3,970,952	(414,057)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	22,326,991	2,961,656	3,733,486	(771,830)
Xtrackers MSCI USA ESG Leaders Equity ETF	2,613,059,960	1,274,642,509	1,289,542,739	(14,900,230)
Xtrackers S&P 500 ESG ETF	599,953,403	144,040,089	147,236,303	(3,196,214)
Xtrackers S&P MidCap 400 ESG ETF	10,189,433	762,891	1,142,858	(379,967)
Xtrackers S&P SmallCap 600 ESG ETF	10,284,752	442,892	1,044,269	(601,377)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended August 31, 2021, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.02% annualized effective rate as of August 31, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in

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recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2021, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Common Stocks	$1,768,050	$69,030	$287,483	$4,440,304	$6,564,867

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$6,564,867

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$61,137	$590	$—	$118,605	$180,332

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$180,332

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$75,561	$950	$16,976	$187,915	$281,402
Exchange- Trade Funds	4,350	—	—	—	4,350

Total Borrowings	$79,911	$950	$16,976	$187,915	$285,752

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$285,752

Xtrackers MSCI USA ESG Leaders Equity ETF
Common Stocks	$852,902	$168,704	$421,610	$21,387,220	$22,830,436

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$22,830,436

Xtrackers S&P 500 ESG ETF
Common Stocks	$107,727	$3,757	$444,756	$13,819,086	$14,375,326

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$14,375,326

Xtrackers S&P MidCap 400 ESG ETF
Common Stocks	$1,305	$2,789	$33,880	$434,947	$472,921

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$472,921

Xtrackers S&P SmallCap 600 ESG ETF
Common Stocks	$50,397	$4,838	$67,318	$770,244	$892,797

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$892,797

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended August 31, 2021, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

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At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2021 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Equity contracts	Unrealized appreciation on futures contracts*	$71	Unrealized depreciation on futures contracts*	$527
Xtrackers MSCI EAFE ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$83	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$4,065	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$296,125	Unrealized depreciation on futures contracts*	$—
Xtrackers S&p 500 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$72,560	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended August 31, 2021 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$14,862
Xtrackers MSCI EAFE ESG Leaders Equity ETF	14,707
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	17,095
Xtrackers MSCI USA ESG Leaders Equity ETF	1,332,245
Xtrackers S&P 500 ESG ETF	248,170

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Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(6,111)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	171
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(1,590)
Xtrackers MSCI USA ESG Leaders Equity ETF	(13,955)
Xtrackers S&P 500 ESG ETF	22,300
For the period ended August 31, 2021 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$63,280
Xtrackers MSCI EAFE ESG Leaders Equity ETF	61,704
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	98,547
Xtrackers MSCI USA ESG Leaders Equity ETF	4,882,312
Xtrackers S&P 500 ESG ETF	1,030,735

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers S&P 500 ESG ETF	0.11%
Xtrackers S&P MidCap 400 ESG ETF	0.15%
Xtrackers S&P SmallCap 600 ESG ETF	0.15%

For its investment advisory services to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, for the period from September 1, 2020 through August 17, 2021, the Advisor was entitled to receive a unitary advisory fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.16%.

Effective August 18, 2021, for its investment advisory services to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, the Advisor is entitled to receive a unitary advisory fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.15%.

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The Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF has voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.09% of the Fund’s average daily net assets. Any voluntary waiver or reimbursement implemented by the Advisor may be eliminated by the Advisor at any time. For the year ended August 31, 2021, the Advisor waived $321,385 of expenses to the Fund.

The Advisor for the Xtrackers S&P 500 ESG ETF has contractually agreed through December 17, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the year ended August 31, 2021, the Advisor waived $48,315 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended August 31, 2021, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$43
Xtrackers MSCI EAFE ESG Leaders Equity ETF	5
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	40
Xtrackers MSCI USA ESG Leaders Equity ETF	2,000
Xtrackers S&P 500 ESG ETF	329
Xtrackers S&P MidCap 400 ESG ETF	22
Xtrackers S&P SmallCap 600 ESG ETF	22

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended August 31, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$372,117,776	$7,753,802
Xtrackers MSCI EAFE ESG Leaders Equity ETF	5,210,096	3,618,765
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	14,909,377	3,523,215
Xtrackers MSCI USA ESG Leaders Equity ETF	372,919,575	372,557,804
Xtrackers S&P 500 ESG ETF	62,168,390	61,814,889
Xtrackers S&P MidCap 400 ESG ETF	12,906,568	2,889,425
Xtrackers S&P SmallCap 600 ESG ETF	12,688,052	2,646,971

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For the period ended August 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$110,159,140	$5,029,016
Xtrackers MSCI EAFE ESG Leaders Equity ETF	4,112,124	1,556,694
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	3,495,657	—
Xtrackers MSCI USA ESG Leaders Equity ETF	610,234,475	292,615,143
Xtrackers S&P 500 ESG ETF	428,234,907	87,726,205
Xtrackers S&P MidCap 400 ESG ETF	1,370,006	1,355,204
Xtrackers S&P SmallCap 600 ESG ETF	1,333,295	1,317,951

5. Fund Share Transactions

As of August 31, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2021, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers S&P MidCap 400 ESG ETF	88%
Xtrackers S&P SmallCap 600 ESG ETF	96%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Stock Connect, an Renminbi Qualified Foreign Investors or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain

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stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards. In addition, in June 2021, President Biden issued an executive order (“CMIC Order”) prohibiting U.S. persons, including the Funds, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or designed to provide exposure to, such securities) of any Chinese company identified as a “Chinese Military-Industrial Complex Company” (“CMIC”). This prohibition, effective August 2, 2021, expands on similar sanctions imposed by the prior administration on certain designated Chinese military companies (“CCMCs”) that took effect in January 2021. To the extent that any company in an Underlying Index is identified as a CMIC at any time (or was previously designated as a CCMC), it may have material adverse effect on a fund’s ability to track its Underlying Index.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at August 31, 2021.

9. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (formerly Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF), Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (formerly Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF), Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF (collectively referred to as the “Funds”), (seven of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting DBX ETF Trust) at August 31, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	For the year ended August 31, 2021	For each of the two years in the period ended August 31, 2021	For each of the two years in the period ended August 31, 2021 and the period from December 6, 2018 (commencement of operations) through August 31, 2019
Xtrackers MSCI EAFE ESG Leaders Equity ETF	For the year ended August 31, 2021	For each of the two years in the period ended August 31, 2021	For each of the two years in the period ended August 31, 2021 and the period from September 6, 2018 (commencement of operations) through August 31, 2019
Xtrackers MSCI USA ESG Leaders Equity ETF	For the year ended August 31, 2021	For each of the two years in the period ended August 31, 2021	For each of the two years in the period ended August 31, 2021 and the period from March 7, 2019 (commencement of operations) through August 31, 2019
Xtrackers S&P 500 ESG ETF	For the year ended August 31, 2021	For each of the two years in the period ended August 31, 2021	For each of the two years in the period ended August 31, 2021 and the period from June 26, 2019 (commencement of operations) through August 31, 2019
Xtrackers S&P MidCap 400 ESG ETF Xtrackers S&P SmallCap 600 ESG ETF	For the period from February 24, 2021 (commencement of operations) through August 31, 2021

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Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 25, 2021

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Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	35	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, EyePoint Pharmaceuticals, Inc. (2019-present); Chief Financial Officer, Enzyvant (2018-2019); Chief Executive Officer, 2X Oncology, Inc. (2017- 2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010- present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, 2016-present	Programmes (Head since 2021), of DWS Investment Management Americas, Inc. and Manager and Chief Operating Officer of the Advisor (2016-present). Formerly: Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-2020); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-2020); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Diane Kenneally(5) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present	AFC Compliance US (Senior Team Lead), of DWS Investment Management Americas, Inc.; Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(4) (1978) Vice President, 2016-present	Portfolio Engineering, Systematic Investments Solutions (Head), of DWS Investment Management Americas, Inc. (2018-present); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(5) (1962) Secretary, 2020-present	Legal (Associate General Counsel), DWS US Retail Legal (2003-present), of DWS Investment Management Americas, Inc.; Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust (2019-2020).

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(5) (1962) Assistant Secretary, 2020-present	Legal (Senior Team Lead), DWS US Retail Legal, of DWS Investment Management Americas, Inc.; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC (2020-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021).
Paul Antosca(5) (1957) Assistant Treasurer, 2019-present	Fund Administration Tax (Head), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(5) (1959) Assistant Treasurer, 2019-present	Fund Administration (Senior Specialist), of DWS Investment Management Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(6) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	Americas Head of Anti-Financial Crime and AML Officer, of DWS Investment Management Americas, Inc.; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021.); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)	Address: 875 Third Avenue, New York, New York 10022.
(5)	Address: 100 Summer Street, Boston, MA 02110.
(6)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2021.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	65%	0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	94%	0%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	71%	0%
Xtrackers MSCI USA ESG Leaders Equity ETF	100%	96%
Xtrackers S&P 500 ESG ETF	100%	98%
Xtrackers S&P MidCap 400 ESG ETF	100%	95%
Xtrackers S&P SmallCap 600 ESG ETF	56%	55%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$369,103	$22,873
Xtrackers MSCI EAFE ESG Leaders Equity ETF	479,571	42,774
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	257,877	27,612

94

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies. Small company stocks tend to be more volatile than medium-sized or large company stocks. Each Fund, except EASG, is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

The S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by DBX Advisors. S&P®, S&P 400®, S&P 500® and S&P 600®, are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DBX Advisors. The ESG Scores used in the Indexes are calculated by SAM. DBX Advisors LLC. Xtrackers ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or SAM, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index.

EMCR (the “Fund”) is not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding advisability of investing in funds generally or in this Fund particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-070013-3 (10/21) DBX004977 (10/22)

August 31, 2021

Annual Report

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders:

Dear Shareholder,

We are pleased to provide this annual report for four of our ETFs tracking the fixed income market for the period ended August 31, 2021.

The global economy continued to recover during the reporting period, supported by a robust pace of vaccinations and extension of monetary and fiscal stimulus globally. Policy measures across the world supported economic growth, although at the risk of widening government deficits. The U.S. economy grew strongly, led by personal consumption, rapid vaccination and unparalleled liquidity provided by the central bank. The Eurozone economy came out of a recession in Q2 2021 as it posted positive economic growth after two quarters on easing lockdown restrictions as well as government support.

Central banks across the world are determined to help support the economy; however, rising inflationary pressures have begun to take a toll on the quantum of monetary stimulus. The U.S. economy benefited from continued fiscal and monetary stimulus, easing lockdown restrictions, and healthy corporate earnings results. Following the reopening of businesses in the U.S., labor markets continued to improve steadily and unemployment levels were the lowest since March 2020. The Federal Reserve Board (Fed), at its July meeting, indicated that it would start tapering asset purchases by the end of 2021 or the start of 2022. Although, the central bank showed no intentions to hike interest rates. The U.S. 10-year Treasury yield fell after the Fed chair Jerome Powell reiterated the Fed’s commitment to remain accommodative, irrespective of inflation being more persistent than anticipated. The Biden administration looks to fund its USD1.9tn economic relief package through stronger tax enforcement rather than formal tax increases.

Bond markets, in general, generated low returns in Q1 2021 due to concerns over the likelihood of rising interest rates. However, in Q2 2021, central banks adopted a firm stance and conveyed that it was not the time to change monetary policy. The global High Yield bond issuances remained buoyant during the reporting period as the spreads tightened. Low default rates and ample liquidity in the global financial system spurred the returns. The Eurozone economy started recovering as easing lockdown restrictions drove household spending and export numbers. In countries, such as France and Luxembourg, abundant liquidity ensured robust High Yield bond issuance, which more than doubled year-on-year in H1 2021. The German bond yields, on the other hand, started rising as the economy faced high inflation. The European Central Bank could be seen supportive in keeping interest rates lower by retaining the EUR1.85tn Pandemic Emergency Purchase Program and the EUR20bn monthly bond buying scheme even though inflation exceeded its target.

The global economic recovery is likely to continue in the coming quarters, aided by the rapid implementation of vaccination campaigns and the reopening of economies. Despite the positive outlook, the spread of the Delta variants, political tensions, and a sudden rise in inflation pose a threat to the recovery. Nevertheless, central banks across the world are likely to maintain an accommodative stance even if inflation targets are exceeded for a longer period, as protecting jobs remains the primary objective.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (HYUP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the HYUP Index). The HYUP Index is a rules-based, market value weighted index engineered to mirror the performance of the higher yielding segment of the High Yield rated corporate bond market issued in USD. For the 12-month period ended August 31, 2021 HYUP shares returned 11.67%, compared to the HYUP Index return of 12.00%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Energy, Consumer Cyclical, and Consumer Non-Cyclical, The Utility sector was the only negative contributor to performance.

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (HYDW) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the HYDW Index). The HYDW Index is a rules-based, market value weighted index engineered to mirror the performance of the lower yielding segment of the High Yield rated corporate bond market issued in USD. For the 12-month period ended August 31, 2021 HYDW shares returned 5.12%, compared to the HYDW Index return of 5.26%.

All sectors contributed positively to performance during the period with the greatest contributions coming from Energy, Consumer Cyclical and Communications.

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (SHYL) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the SHYL Index). The SHYL Index a rules-based, market value weighted Index designed to track the performance of High Yield rated corporate bonds issued in USD with 0 to 5 years term to maturity. For the 12-month period ended August 31, 2021, SHYL shares returned 8.86%, compared to the SHYL Index return of 9.15%.

The majority of sectors contributed positively to performance during the period with the greatest contributions coming from Consumer Cyclical, Energy and Consumer Non-Cyclical. The Utility sector was the only negative contributor to performance.

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (HYLB) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the HYLB Index). The HYLB Index is a rules-based, market value weighted index engineered to mirror the performance of high-yield-rated corporate bonds issued in U.S. dollars. For the 12-month period ended August 31, 2021, HYLB shares returned 8.31%, compared to the HYLB Index return of 8.60%.

All sectors contributed positively to performance during the period with the greatest contributions coming from Energy, Consumer Cyclical and Consumer Non-Cyclical.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 4-11 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

2

This Page is Intentionally Left Blank

3

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	11.67%	12.10%	12.00%	8.60%
Since Inception[1]	6.00%	6.02%	5.97%	5.59%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	11.67%	12.10%	12.00%	8.60%
Since Inception[1]	23.59%	23.71%	23.52%	21.89%

1 Total returns are calculated based on the commencement of operations, January 11, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

4

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 11, 2018.

Sector Diversification* as of August 31, 2021

Communications	20.5%
Consumer, Cyclical	20.4%
Consumer, Non-cyclical	18.2%
Energy	12.7%
Industrial	8.9%
Financial	8.5%
Basic Materials	4.7%
Technology	3.4%
Utilities	2.7%

Total	100.0%

Modified duration to worst as of August 31, 2021: 3.8 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2021

Description	% of Market Value
BBB	1.1%
BB	46.3%
B	40.1%
CCC	12.4%
CC	0.1%

Total	100%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2021

United States	84.7%
Canada	5.0%
Luxembourg	2.2%
Netherlands	2.1%
Other	6.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 13.

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	5.12%	5.12%	5.26%	8.60%
Since Inception[1]	4.94%	4.94%	4.94%	5.59%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	5.12%	5.12%	5.26%	8.60%
Since Inception[1]	19.18%	19.20%	19.20%	21.89%

1 Total returns are calculated based on the commencement of operations, January 11, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 11, 2018.

Sector Diversification* as of August 31, 2021

Consumer, Cyclical	19.6%
Consumer, Non-cyclical	18.9%
Communications	18.6%
Energy	13.3%
Financial	11.4%
Industrial	7.0%
Technology	4.7%
Basic Materials	3.8%
Utilities	2.7%

Total	100.0%

Modified duration to worst as of August 31, 2021: 2.7 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario

Quality* as of August 31, 2021

Description	% of Market Value
BBB	17.9%
BB	70.6%
B	11.1%
CCC	0.4%

Total	100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2021

United States	91.1%
Netherlands	2.2%
Canada	2.2%
Other	4.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
One Year	8.86%	9.11%	9.15%	8.60%
Since Inception[1]	4.54%	4.55%	4.70%	5.50%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
One Year	8.86%	9.11%	9.15%	8.60%
Since Inception[1]	17.53%	17.61%	18.23%	21.53%

1 Total returns are calculated based on the commencement of operations, January 10, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 10, 2018.

Sector Diversification* as of August 31, 2021

Consumer, Cyclical	29.3%
Energy	14.2%
Communications	13.9%
Consumer, Non-cyclical	11.8%
Financial	11.4%
Industrial	10.0%
Technology	4.2%
Basic Materials	3.3%
Utilities	1.9%

Total	100.0%

Modified duration to worst as of August 31, 2021: 1.8 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2021

Description	% of Market Value
BBB	9.2%
BB	59.2%
B	25.0%
CCC	6.6%

Total	100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2021

United States	89.0%
Canada	3.0%
Other	8.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 36.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Performance as of August 31, 2021

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	8.31%	8.61%	8.60%	8.62%
Since Inception[1]	5.75%	5.78%	6.04%	5.99%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	8.31%	8.61%	8.60%	8.62%
Since Inception[1]	30.28%	30.48%	32.00%	31.70%

1 Total returns are calculated based on the commencement of operations, December 7, 2016 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 18, 2020, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 7, 2016.

Sector Diversification* as of August 31, 2021

Consumer, Cyclical	20.9%
Communications	19.4%
Consumer, Non-cyclical	18.6%
Energy	12.6%
Financial	9.8%
Industrial	8.0%
Basic Materials	4.1%
Technology	3.9%
Utilities	2.7%

Total	100.0%

Modified duration to worst as of August 31, 2021: 3.2 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

Quality* as of August 31, 2021

Description	% of Market Value
BBB	9.2%
BB	58.3%
B	25.6%
CCC	6.8%
CC	0.1%

Total	100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2021

United States	87.7%
Canada	3.6%
Netherlands	2.2%
Other	6.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 45.

11

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$1,038.60	0.20%	$1.03
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$1,028.60	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,029.30	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,033.50	0.15%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.76

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

12

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

August 31, 2021

	Principal Amount	Value
CORPORATE BONDS — 98.0%
Basic Materials — 4.6%
Chemicals — 2.5%
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	$21,000	$20,635
Chemours Co. 5.375%, 5/15/27 (a)	10,000	10,876
144A, 5.75%, 11/15/28	38,000	40,328
144A, 4.625%, 11/15/29	18,000	17,939
Consolidated Energy Finance SA, 144A, 6.875%, 6/15/25	25,000	25,844
INEOS Group Holdings SA, 144A, 5.625%, 8/1/24	16,000	16,041
Methanex Corp. 5.125%, 10/15/27	25,000	27,259
5.25%, 12/15/29	25,000	27,158
NOVA Chemicals Corp. 144A, 5.25%, 6/1/27	37,000	39,584
144A, 4.25%, 5/15/29	17,000	17,106
OCI NV, 144A, 5.25%, 11/1/24	20,000	20,650
Olin Corp., 5.00%, 2/1/30	18,000	19,341
SCIH Salt Holdings, Inc. 144A, 4.875%, 5/1/28	40,000	40,342
144A, 6.625%, 5/1/29 (a)	21,000	20,682
TPC Group, Inc., 144A, 10.50%, 8/1/24	30,000	27,788
Tronox, Inc., 144A, 4.625%, 3/15/29	37,000	37,562
Valvoline, Inc. 144A, 4.25%, 2/15/30	13,000	13,506
144A, 3.625%, 6/15/31	27,000	26,902
WR Grace Holdings LLC, 144A, 5.625%, 8/15/29	37,000	38,635

(Cost $483,557)		488,178

Forest Products & Paper — 0.2%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $25,640)	25,000	25,281

Iron/Steel — 0.6%
Cleveland-Cliffs, Inc. 5.875%, 6/1/27	25,000	26,156
144A, 4.875%, 3/1/31 (a)	25,000	26,926
United States Steel Corp. 6.25%, 3/15/26 (a)	35,000	36,093
6.875%, 3/1/29 (a)	25,000	27,344

(Cost $109,258)		116,519

Mining — 1.3%
Arconic Corp., 144A, 6.125%, 2/15/28	35,000	37,457
Constellium SE, 144A, 3.75%, 4/15/29	10,000	9,960
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/31	52,000	56,074

	Principal Amount	Value
Mining (Continued)
Hudbay Minerals, Inc. 144A, 4.50%, 4/1/26	$17,000	$17,110
144A, 6.125%, 4/1/29 (a)	20,000	21,525
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	15,000	15,582
144A, 4.50%, 6/1/31	16,000	16,602
Novelis Corp. 144A, 4.75%, 1/30/30	55,000	58,678
144A, 3.875%, 8/15/31	22,000	22,233

(Cost $248,563)		255,221

Communications — 20.1%
Advertising — 1.1%
Clear Channel Outdoor Holdings, Inc. 144A, 7.75%, 4/15/28 (a)	62,000	64,731
144A, 7.50%, 6/1/29	13,000	13,471
Lamar Media Corp., 144A, 3.625%, 1/15/31	25,000	24,974
Midas OpCo Holdings LLC, 144A, 5.625%, 8/15/29	12,000	12,299
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 5.00%, 8/15/27	25,000	25,806
144A, 4.25%, 1/15/29 (a)	10,000	10,038
144A, 4.625%, 3/15/30	20,000	20,276
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27	33,000	35,186

(Cost $203,380)		206,781

Internet — 1.1%
Arches Buyer, Inc. 144A, 4.25%, 6/1/28	15,000	15,263
144A, 6.125%, 12/1/28	25,000	25,834
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144A, 3.50%, 3/1/29	28,000	27,689
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	32,000	34,760
Uber Technologies, Inc. 144A, 7.50%, 9/15/27	50,000	54,563
144A, 6.25%, 1/15/28 (a)	15,000	16,106
144A, 4.50%, 8/15/29	42,000	41,541

(Cost $210,235)		215,756

Media — 11.4%
Altice Financing SA 144A, 5.00%, 1/15/28	40,000	40,026
144A, 5.75%, 8/15/29	51,000	52,451
AMC Networks, Inc., 4.25%, 2/15/29 (a)	35,000	34,781
Cable One, Inc., 144A, 4.00%, 11/15/30	21,000	21,275
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.50%, 8/15/30	92,000	96,249
144A, 4.25%, 2/1/31	99,000	101,726
4.50%, 5/1/32	98,000	102,540

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Media (Continued)
144A, 4.50%, 6/1/33	$50,000	$51,808
144A, 4.25%, 1/15/34	62,000	62,656
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/27	35,000	36,071
CSC Holdings LLC 144A, 5.75%, 1/15/30	100,000	105,802
144A, 4.125%, 12/1/30	31,000	31,078
144A, 4.625%, 12/1/30	90,000	88,354
144A, 3.375%, 2/15/31	51,000	48,582
144A, 4.50%, 11/15/31	25,000	25,182
144A, 5.00%, 11/15/31	7,000	6,975
Diamond Sports Group LLC / Diamond Sports Finance Co. 144A, 5.375%, 8/15/26	99,000	65,781
144A, 6.625%, 8/15/27 (a)	55,000	23,719
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 144A, 5.875%, 8/15/27	74,000	77,452
DISH DBS Corp. 7.75%, 7/1/26	65,000	74,535
7.375%, 7/1/28 (a)	40,000	43,095
144A, 5.125%, 6/1/29	44,000	43,835
Gray Television, Inc. 144A, 7.00%, 5/15/27	30,000	32,214
144A, 4.75%, 10/15/30	25,000	24,742
iHeartCommunications, Inc., 8.375%, 5/1/27	70,000	74,448
LCPR Senior Secured Financing DAC 144A, 6.75%, 10/15/27	30,000	32,100
144A, 5.125%, 7/15/29	30,000	31,087
Mav Acquisition Corp. 144A, 5.75%, 8/1/28	30,000	29,972
144A, 8.00%, 8/1/29	24,000	23,611
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	68,000	72,325
144A, 4.75%, 11/1/28 (a)	30,000	31,231
Radiate Holdco LLC / Radiate Finance, Inc. 144A, 4.50%, 9/15/26	30,000	31,274
144A, 6.50%, 9/15/28	30,000	30,638
Scripps Escrow II, Inc. 144A, 3.875%, 1/15/29	12,000	12,008
144A, 5.375%, 1/15/31	20,000	19,821
Sinclair Television Group, Inc. 144A, 5.50%, 3/1/30 (a)	25,000	24,531
144A, 4.125%, 12/1/30	30,000	29,366
Sirius XM Radio, Inc. 144A, 4.125%, 7/1/30 (a)	45,000	46,125
144A, 3.875%, 9/1/31	51,000	50,763
TEGNA, Inc. 4.625%, 3/15/28 (a)	54,000	56,054
5.00%, 9/15/29	20,000	21,148
Univision Communications, Inc. 144A, 6.625%, 6/1/27	49,000	53,118
144A, 4.50%, 5/1/29 (a)	36,000	36,563
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	42,000	42,937

	Principal Amount	Value
Media (Continued)
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	$15,000	$15,551
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	50,000	53,625
144A, 4.50%, 8/15/30	34,000	34,529
Ziggo Bond Co. BV, 144A, 5.125%, 2/28/30	20,000	20,559
Ziggo BV, 144A, 4.875%, 1/15/30	35,000	36,100

(Cost $2,210,136)		2,200,413

Telecommunications — 6.5%
Altice France Holding SA 144A, 10.50%, 5/15/27	20,000	22,000
144A, 6.00%, 2/15/28 (a)	45,000	44,765
Altice France SA 144A, 5.50%, 1/15/28	34,000	35,020
144A, 5.125%, 1/15/29	20,000	20,171
144A, 5.125%, 7/15/29	75,000	75,920
Avaya, Inc., 144A, 6.125%, 9/15/28	58,000	61,262
C&W Senior Financing DAC 144A, 7.50%, 10/15/26	16,000	16,683
144A, 6.875%, 9/15/27	40,000	42,574
CommScope Technologies LLC 144A, 6.00%, 6/15/25	53,000	53,967
144A, 5.00%, 3/15/27 (a)	22,000	21,719
CommScope, Inc. 144A, 8.25%, 3/1/27	30,000	31,664
144A, 7.125%, 7/1/28	21,000	22,050
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	59,000	61,286
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28 (a)	20,000	20,567
144A, 6.50%, 10/1/28	15,000	16,425
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	35,000	37,339
144A, 5.00%, 5/1/28	57,000	59,636
144A, 6.75%, 5/1/29	33,000	35,358
5.875%, 11/1/29	20,000	20,366
Hughes Satellite Systems Corp., 6.625%, 8/1/26 (a)	26,000	29,578
Level 3 Financing, Inc. 144A, 4.25%, 7/1/28	35,000	35,462
144A, 3.625%, 1/15/29	20,000	19,436
144A, 3.75%, 7/15/29	32,000	31,240
Lumen Technologies, Inc. 144A, 5.125%, 12/15/26	36,000	37,269
144A, 4.50%, 1/15/29	30,000	29,479
144A, 5.375%, 6/15/29	45,000	46,293
Telesat Canada / Telesat LLC 144A, 5.625%, 12/6/26	15,000	14,424
144A, 4.875%, 6/1/27	11,000	10,169
144A, 6.50%, 10/15/27 (a)	20,000	16,924
Viasat, Inc. 144A, 5.625%, 9/15/25	25,000	25,479
144A, 5.625%, 4/15/27	30,000	31,163
144A, 6.50%, 7/15/28	10,000	10,561

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Telecommunications (Continued)
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	$45,000	$45,283
144A, 4.75%, 7/15/31	46,000	47,323
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28 (a)	45,000	46,547
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	65,000	64,348
144A, 6.125%, 3/1/28	25,000	25,469

(Cost $1,259,395)		1,265,219

Consumer, Cyclical — 20.0%
Airlines — 1.5%
Air Canada, 144A, 3.875%, 8/15/26	27,000	27,203
American Airlines Group, Inc., 144A, 3.75%, 3/1/25 (a)	16,000	14,262
American Airlines, Inc., 144A, 11.75%, 7/15/25	82,000	101,906
Delta Air Lines, Inc. 4.375%, 4/19/28	17,000	18,004
3.75%, 10/28/29 (a)	20,000	20,320
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	40,000	42,175
United Airlines, Inc., 144A, 4.625%, 4/15/29	67,000	69,611

(Cost $273,375)		293,481

Auto Manufacturers — 0.6%
Allison Transmission, Inc., 144A, 3.75%, 1/30/31	27,000	27,004
Ford Motor Co., 9.625%, 4/22/30	27,000	38,533
Jaguar Land Rover Automotive PLC 144A, 4.50%, 10/1/27 (a)	20,000	19,681
144A, 5.875%, 1/15/28 (a)	15,000	15,488
144A, 5.50%, 7/15/29	16,000	15,899

(Cost $113,050)		116,605

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26 (a)	25,000	25,719
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	16,000	16,820
6.875%, 7/1/28 (a)	20,000	21,634
5.00%, 10/1/29	16,000	16,017
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	63,000	67,331
Dana, Inc., 4.25%, 9/1/30 (a)	12,000	12,494
Goodyear Tire & Rubber Co. 4.875%, 3/15/27 (a)	25,000	26,873
144A, 5.00%, 7/15/29	23,000	24,390
5.25%, 4/30/31 (a)	16,000	17,142
144A, 5.25%, 7/15/31 (a)	28,000	29,992
5.625%, 4/30/33	13,000	14,123

	Principal Amount	Value
Auto Parts & Equipment (Continued)
Tenneco, Inc. 5.00%, 7/15/26 (a)	$10,000	$9,987
144A, 7.875%, 1/15/29	14,000	15,768
144A, 5.125%, 4/15/29	41,000	42,585

(Cost $331,745)		340,875

Distribution/Wholesale — 0.6%
American Builders & Contractors Supply Co., Inc., 144A, 3.875%, 11/15/29	15,000	14,925
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	41,000	41,244
Wolverine Escrow LLC 144A, 8.50%, 11/15/24	15,000	14,269
144A, 9.00%, 11/15/26	25,000	24,031
144A, 13.125%, 11/15/27	25,000	20,313

(Cost $114,324)		114,782

Entertainment — 3.8%
AMC Entertainment Holdings, Inc., 144A, 10.50%, 4/15/25 (a)	16,000	17,160
Banijay Entertainment SASU, 144A, 5.375%, 3/1/25	20,000	20,575
Caesars Entertainment, Inc., 144A, 8.125%, 7/1/27 (a)	68,000	75,245
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.25%, 10/15/25	49,000	49,757
Cedar Fair LP, 5.25%, 7/15/29	10,000	10,259
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	32,000	33,400
5.375%, 4/15/27	15,000	15,394
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	18,000	18,720
144A, 4.75%, 1/15/28	21,000	21,988
Cinemark USA, Inc. 144A, 5.875%, 3/15/26 (a)	20,000	19,925
144A, 5.25%, 7/15/28 (a)	22,000	20,929
Cirsa Finance International SARL, 144A, 7.875%, 12/20/23	17,000	17,335
Lions Gate Capital Holdings LLC, 144A, 5.50%, 4/15/29 (a)	30,000	30,669
Live Nation Entertainment, Inc., 144A, 4.75%, 10/15/27 (a)	50,000	50,863
Mohegan Gaming & Entertainment 144A, 7.875%, 10/15/24	10,000	10,500
144A, 8.00%, 2/1/26	40,000	42,015
Penn National Gaming, Inc. 144A, 5.625%, 1/15/27	13,000	13,471
144A, 4.125%, 7/1/29	13,000	13,000
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	24,000	24,646
144A, 5.875%, 9/1/31	24,000	24,639
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	18,000	18,629

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Entertainment (Continued)
Scientific Games International, Inc. 144A, 8.25%, 3/15/26	$40,000	$42,595
144A, 7.00%, 5/15/28	50,000	53,960
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	55,000	55,664
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 7.75%, 4/15/25	10,000	10,638
144A, 5.125%, 10/1/29	26,000	27,078

(Cost $725,942)		739,054

Food Service — 0.4%
Aramark Services, Inc., 144A, 5.00%, 2/1/28	40,000	41,643
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	13,000	13,536
144A, 10.50%, 5/15/29	20,000	22,025

(Cost $75,357)		77,204

Home Builders — 0.7%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	25,000	26,417
144A, 4.875%, 2/15/30	17,000	17,186
Century Communities, Inc., 144A, 3.875%, 8/15/29	16,000	16,265
Mattamy Group Corp. 144A, 5.25%, 12/15/27	29,000	30,270
144A, 4.625%, 3/1/30	9,000	9,237
Taylor Morrison Communities, Inc., 144A, 5.125%, 8/1/30	17,000	18,621
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/28	19,000	19,736

(Cost $135,629)		137,732

Housewares — 0.1%
Scotts Miracle-Gro Co. 4.50%, 10/15/29	8,000	8,370
144A, 4.00%, 4/1/31	21,000	21,079

(Cost $29,229)		29,449

Leisure Time — 3.6%
Carnival Corp. 144A, 10.50%, 2/1/26 (a)	15,000	17,325
144A, 7.625%, 3/1/26	28,000	29,732
144A, 5.75%, 3/1/27	135,000	138,246
144A, 9.875%, 8/1/27	30,000	34,612
144A, 4.00%, 8/1/28	80,000	80,532
Life Time, Inc. 144A, 5.75%, 1/15/26	40,000	41,050
144A, 8.00%, 4/15/26 (a)	10,000	10,488
NCL Corp. Ltd. 144A, 12.25%, 5/15/24	29,000	34,257
144A, 3.625%, 12/15/24	16,000	15,140
144A, 10.25%, 2/1/26	31,000	35,850
144A, 5.875%, 3/15/26	42,000	42,158

	Principal Amount	Value
Leisure Time (Continued)
Royal Caribbean Cruises Ltd. 144A, 11.50%, 6/1/25	$41,000	$47,253
144A, 4.25%, 7/1/26	26,000	25,383
144A, 5.50%, 8/31/26	10,000	10,150
3.70%, 3/15/28	73,000	69,155
Viking Cruises Ltd. 144A, 13.00%, 5/15/25	30,000	34,764
144A, 5.875%, 9/15/27	25,000	24,225

(Cost $683,534)		690,320

Lodging — 2.3%
Boyd Gaming Corp. 4.75%, 12/1/27 (a)	29,000	29,943
144A, 4.75%, 6/15/31	33,000	34,093
Hilton Domestic Operating Co., Inc. 144A, 4.00%, 5/1/31	37,000	38,208
144A, 3.625%, 2/15/32	50,000	49,820
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	31,000	31,426
144A, 4.875%, 7/1/31	14,000	13,895
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	14,000	14,156
Melco Resorts Finance Ltd. 144A, 5.25%, 4/26/26	16,000	16,480
144A, 5.625%, 7/17/27	19,000	19,685
144A, 5.75%, 7/21/28	30,000	31,313
144A, 5.375%, 12/4/29	38,000	39,375
MGM Resorts International 5.50%, 4/15/27	20,000	21,800
4.75%, 10/15/28	27,000	28,386
Travel + Leisure Co., 144A, 6.625%, 7/31/26	37,000	41,856
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 5.25%, 5/15/27 (a)	31,000	32,593

(Cost $438,133)		443,029

Retail — 4.6%
1011778 BC ULC / New Red Finance, Inc. 144A, 4.375%, 1/15/28	25,000	25,406
144A, 3.50%, 2/15/29	14,000	13,949
144A, 4.00%, 10/15/30	102,000	101,564
Carvana Co. 144A, 5.625%, 10/1/25	30,000	31,238
144A, 5.50%, 4/15/27	16,000	16,534
144A, 5.875%, 10/1/28 (a)	10,000	10,450
144A, 4.875%, 9/1/29	20,000	19,820
eG Global Finance PLC 144A, 6.75%, 2/7/25	21,000	21,604
144A, 8.50%, 10/30/25	25,000	26,220
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	19,000	18,691
144A, 5.875%, 4/1/29 (a)	24,000	23,589
Golden Nugget, Inc., 144A, 6.75%, 10/15/24	43,000	43,153
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	23,000	23,115

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Retail (Continued)
Macy’s Retail Holdings LLC, 144A, 5.875%, 4/1/29 (a)	$17,000	$18,595
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	25,000	25,688
144A, 7.875%, 5/1/29	44,000	45,395
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	41,000	43,460
Party City Holdings, Inc., 144A, 8.75%, 2/15/26 (a)	25,000	26,094
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	40,000	41,700
144A, 7.75%, 2/15/29	40,000	44,000
QVC, Inc., 4.375%, 9/1/28	14,000	14,364
Rite Aid Corp. 144A, 7.50%, 7/1/25	19,000	19,565
144A, 8.00%, 11/15/26	29,000	29,940
SRS Distribution, Inc. 144A, 4.625%, 7/1/28	24,000	24,762
144A, 6.125%, 7/1/29 (a)	13,000	13,520
Staples, Inc. 144A, 7.50%, 4/15/26	78,000	78,878
144A, 10.75%, 4/15/27 (a)	25,000	24,406
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	20,000	20,634
Yum! Brands, Inc., 4.625%, 1/31/32	34,000	36,843

(Cost $875,222)		883,177

Consumer, Non-cyclical — 17.9%
Agriculture — 0.3%
Vector Group Ltd. 144A, 10.50%, 11/1/26	20,000	21,125
144A, 5.75%, 2/1/29	30,000	30,563

(Cost $52,095)		51,688

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29
(Cost $21,984)	22,000	22,237

Commercial Services — 4.1%
ADT Security Corp., 144A, 4.125%, 8/1/29	33,000	32,999
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	64,000	68,480
144A, 9.75%, 7/15/27	34,000	37,230
144A, 6.00%, 6/1/29	31,000	31,037
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	40,000	40,225
APX Group, Inc. 144A, 6.75%, 2/15/27	42,000	44,835
144A, 5.75%, 7/15/29	17,000	17,021

	Principal Amount	Value
Commercial Services (Continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 5.75%, 7/15/27 (a)	$13,000	$13,585
144A, 4.75%, 4/1/28	20,000	20,660
144A, 5.375%, 3/1/29 (a)	17,000	17,871
Garda World Security Corp. 144A, 4.625%, 2/15/27	17,000	17,064
144A, 9.50%, 11/1/27	17,000	18,534
144A, 6.00%, 6/1/29	19,000	18,381
Gartner, Inc., 144A, 3.75%, 10/1/30	25,000	26,191
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	28,000	28,542
144A, 5.75%, 11/1/28 (a)	43,000	41,115
Nielsen Finance LLC / Nielsen Finance Co. 144A, 5.625%, 10/1/28	50,000	52,625
144A, 4.50%, 7/15/29	14,000	13,893
144A, 5.875%, 10/1/30	27,000	28,923
144A, 4.75%, 7/15/31	14,000	13,841
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.75%, 4/15/26	45,000	48,739
144A, 3.375%, 8/31/27	10,000	9,663
144A, 6.25%, 1/15/28	73,000	75,738
RR Donnelley & Sons Co., 144A, 6.125%, 11/1/26	12,000	12,615
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	35,000	40,381
144A, 7.375%, 9/1/25	5,000	5,294
Service Corp. International, 4.00%, 5/15/31	24,000	24,897

(Cost $796,197)		800,379

Cosmetics/Personal Care — 0.4%
Coty, Inc. 144A, 5.00%, 4/15/26	29,000	29,934
144A, 6.50%, 4/15/26 (a)	21,000	21,683
Edgewell Personal Care Co. 144A, 5.50%, 6/1/28	17,000	18,020
144A, 4.125%, 4/1/29	10,000	10,075

(Cost $77,819)		79,712

Food — 2.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.50%, 3/15/29	61,000	61,686
144A, 4.875%, 2/15/30	27,000	29,497
B&G Foods, Inc., 5.25%, 9/15/27	20,000	20,795
Performance Food Group, Inc. 144A, 5.50%, 10/15/27	32,000	33,360
144A, 4.25%, 8/1/29	35,000	35,165
Pilgrim’s Pride Corp., 144A, 4.25%, 4/15/31	30,000	32,343
Post Holdings, Inc. 144A, 5.625%, 1/15/28	20,000	21,075
144A, 5.50%, 12/15/29	25,000	26,812
144A, 4.625%, 4/15/30	50,000	51,116
144A, 4.50%, 9/15/31	64,000	64,640

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Food (Continued)
Sigma Holdco BV, 144A, 7.875%, 5/15/26 (a)	$10,000	$10,038
US Foods, Inc., 144A, 4.75%, 2/15/29	35,000	35,875

(Cost $413,995)		422,402

Healthcare-Services — 4.5%
CHS/Community Health Systems, Inc. 144A, 5.625%, 3/15/27	89,000	94,006
144A, 6.875%, 4/1/28 (a)	25,000	24,837
144A, 6.00%, 1/15/29	35,000	37,362
144A, 6.875%, 4/15/29	54,000	56,252
144A, 6.125%, 4/1/30	48,000	48,450
144A, 4.75%, 2/15/31	20,000	20,428
DaVita, Inc. 144A, 4.625%, 6/1/30	84,000	87,872
144A, 3.75%, 2/15/31	57,000	56,401
Encompass Health Corp., 4.75%, 2/1/30	15,000	16,012
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	35,000	29,619
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/27	45,000	44,944
MEDNAX, Inc., 144A, 6.25%, 1/15/27	35,000	36,925
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	15,000	16,106
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	50,000	53,250
Select Medical Corp., 144A, 6.25%, 8/15/26	37,000	39,174
Tenet Healthcare Corp. 144A, 6.25%, 2/1/27	40,000	41,750
144A, 4.625%, 6/15/28	10,000	10,363
144A, 6.125%, 10/1/28	110,000	116,325
144A, 4.25%, 6/1/29	38,000	38,876

(Cost $844,164)		868,952

Household Products/Wares — 0.4%
Central Garden & Pet Co. 4.125%, 10/15/30	15,000	15,434
144A, 4.125%, 4/30/31	12,000	12,197
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 7.00%, 12/31/27 (a)	28,000	27,272
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	11,000	10,875

(Cost $67,175)		65,778

Pharmaceuticals — 5.9%
AdaptHealth LLC 144A, 4.625%, 8/1/29	16,000	16,065
144A, 5.125%, 3/1/30	19,000	19,268
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	43,000	46,332
144A, 8.50%, 1/31/27	50,000	53,835

	Principal Amount	Value
Pharmaceuticals (Continued)
Bausch Health Cos., Inc. 144A, 6.125%, 4/15/25	$91,000	$93,161
144A, 5.75%, 8/15/27	15,000	15,769
144A, 5.00%, 1/30/28	30,000	28,665
144A, 4.875%, 6/1/28	53,000	54,524
144A, 6.25%, 2/15/29	98,000	97,381
144A, 5.25%, 1/30/30 (a)	70,000	65,898
144A, 5.25%, 2/15/31 (a)	35,000	32,692
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	17,000	17,404
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 144A, 9.50%, 7/31/27 (a)	30,000	29,441
144A, 6.00%, 6/30/28	45,000	28,187
Endo Luxembourg Finance Co I Sarl / Endo US, Inc., 144A, 6.125%, 4/1/29	37,000	36,677
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	20,000	20,075
Jazz Securities DAC, 144A, 4.375%, 1/15/29	45,000	46,694
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	63,000	65,076
144A, 5.125%, 4/30/31	69,000	72,467
Par Pharmaceutical, Inc., 144A, 7.50%, 4/1/27	68,000	68,935
Prestige Brands, Inc., 144A, 3.75%, 4/1/31	18,000	17,798
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 1/31/25	40,000	43,738
3.15%, 10/1/26	160,000	153,022
6.75%, 3/1/28 (a)	20,000	22,629

(Cost $1,167,428)		1,145,733

Energy — 12.4%
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/30
(Cost $26,115)	25,000	26,343

Oil & Gas — 7.3%
Antero Resources Corp. 144A, 7.625%, 2/1/29	30,000	33,038
144A, 5.375%, 3/1/30 (a)	18,000	18,343
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	25,000	25,500
144A, 5.875%, 6/30/29	13,000	12,480
Callon Petroleum Co. 6.125%, 10/1/24 (a)	25,000	24,156
144A, 8.00%, 8/1/28 (a)	16,000	15,424
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	18,000	18,607
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	57,000	57,185

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Oil & Gas (Continued)
CITGO Petroleum Corp. 144A, 7.00%, 6/15/25	$23,000	$23,604
144A, 6.375%, 6/15/26	20,000	20,326
CNX Resources Corp. 144A, 7.25%, 3/14/27	21,000	22,287
144A, 6.00%, 1/15/29	20,000	20,859
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	42,000	44,037
144A, 5.875%, 1/15/30	23,000	23,092
CrownRock LP / CrownRock Finance, Inc. 144A, 5.625%, 10/15/25	45,000	46,403
144A, 5.00%, 5/1/29	10,000	10,287
CVR Energy, Inc., 144A, 5.25%, 2/15/25 (a)	40,000	39,252
Endeavor Energy Resources LP / EER Finance, Inc. 144A, 5.50%, 1/30/26	16,000	16,584
144A, 5.75%, 1/30/28	32,000	33,720
Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 5.75%, 2/1/29	22,000	22,357
144A, 6.00%, 2/1/31	35,000	36,006
Laredo Petroleum, Inc. 9.50%, 1/15/25	19,000	19,553
144A, 7.75%, 7/31/29 (a)	13,000	12,608
Leviathan Bond Ltd. 144A,REGS, 6.50%, 6/30/27	20,000	22,124
144A,REGS, 6.75%, 6/30/30	18,000	20,205
Matador Resources Co., 5.875%, 9/15/26 (a)	35,000	35,250
MEG Energy Corp. 144A, 7.125%, 2/1/27	25,000	26,338
144A, 5.875%, 2/1/29	35,000	35,833
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	42,000	35,936
Murphy Oil Corp. 5.75%, 8/15/25	65,000	66,544
6.375%, 7/15/28	15,000	15,806
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	17,000	15,831
Nabors Industries, Inc., 5.75%, 2/1/25	25,000	21,125
Occidental Petroleum Corp. 8.875%, 7/15/30	20,000	27,473
7.50%, 5/1/31	36,000	47,154
7.875%, 9/15/31	14,000	18,617
Parkland Corp., 144A, 4.50%, 10/1/29	27,000	27,715
PBF Holding Co. LLC / PBF Finance Corp. 144A, 9.25%, 5/15/25 (a)	41,000	39,616
6.00%, 2/15/28	57,000	37,414
PDC Energy, Inc. 6.125%, 9/15/24	13,000	13,230
5.75%, 5/15/26	24,000	24,950
Puma International Financing SA, 144A, 5.125%, 10/6/24	50,000	50,188

	Principal Amount	Value
Oil & Gas (Continued)
Range Resources Corp. 9.25%, 2/1/26	$27,000	$29,560
144A, 8.25%, 1/15/29	15,000	16,670
SM Energy Co. 144A, 10.00%, 1/15/25	16,000	17,860
6.75%, 9/15/26 (a)	12,000	12,075
6.625%, 1/15/27 (a)	12,000	12,075
6.50%, 7/15/28 (a)	11,000	11,067
Southwestern Energy Co. 7.75%, 10/1/27	14,000	15,172
5.375%, 3/15/30	34,000	35,346
Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29	27,000	27,380
Transocean, Inc. 144A, 7.25%, 11/1/25	15,000	11,719
144A, 7.50%, 1/15/26	10,000	7,662
144A, 11.50%, 1/30/27	22,000	22,190
144A, 8.00%, 2/1/27	25,000	18,406

(Cost $1,383,340)		1,414,239

Oil & Gas Services — 1.0%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	25,000	26,000
144A, 6.25%, 4/1/28	16,000	16,320
CGG SA, 144A, 8.75%, 4/1/27 (a)	15,000	14,607
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	34,000	35,372
6.875%, 9/1/27	19,000	19,925
Weatherford International Ltd., 144A, 11.00%, 12/1/24	77,000	80,561

(Cost $186,389)		192,785

Pipelines — 4.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 5.75%, 3/1/27	50,000	51,563
144A, 5.375%, 6/15/29	21,000	21,525
Buckeye Partners LP, 144A, 4.50%, 3/1/28	15,000	15,511
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	46,000	47,496
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 144A, 5.625%, 5/1/27	25,000	25,219
144A, 6.00%, 2/1/29	20,000	20,380
EnLink Midstream LLC, 5.375%, 6/1/29	15,000	15,420
EnLink Midstream Partners LP, 4.85%, 7/15/26	20,000	20,840
EQM Midstream Partners LP 144A, 6.50%, 7/1/27	21,000	23,390
5.50%, 7/15/28	20,000	21,850
144A, 4.50%, 1/15/29	45,000	45,620
144A, 4.75%, 1/15/31	35,000	35,569

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Pipelines (Continued)
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	$20,000	$19,625
8.00%, 1/15/27	34,000	33,806
7.75%, 2/1/28	19,000	18,650
ITT Holdings LLC, 144A, 6.50%, 8/1/29	40,000	40,850
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	75,000	76,219
144A, 6.50%, 9/30/26	15,000	15,097
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	66,000	67,073
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23	20,000	18,725
NuStar Logistics LP, 6.375%, 10/1/30	31,000	34,317
Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	19,000	19,791
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	15,000	16,181
144A, 6.00%, 3/1/27 (a)	35,000	36,270
144A, 5.50%, 1/15/28	20,000	20,226
144A, 6.00%, 12/31/30	15,000	15,278

(Cost $769,523)		776,491

Financial — 8.3%
Banks — 0.4%
Freedom Mortgage Corp. 144A, 8.25%, 4/15/25	19,000	19,407
144A, 7.625%, 5/1/26	18,000	18,052
144A, 6.625%, 1/15/27	21,000	20,140
Intesa Sanpaolo SpA, 144A, 4.198%, 6/1/32	25,000	25,770

(Cost $83,931)		83,369

Diversified Financial Services — 2.4%
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	26,000	26,684
LD Holdings Group LLC 144A, 6.50%, 11/1/25	11,000	11,234
144A, 6.125%, 4/1/28	28,000	27,553
LPL Holdings, Inc., 144A, 4.375%, 5/15/31	15,000	15,546
Midcap Financial Issuer Trust 144A, 6.50%, 5/1/28	33,000	34,574
144A, 5.625%, 1/15/30	13,000	12,953
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	15,000	15,825
144A, 5.125%, 12/15/30	45,000	46,070
Navient Corp. 6.75%, 6/25/25	8,000	8,930
6.75%, 6/15/26	14,000	15,785
5.00%, 3/15/27	15,000	15,772
4.875%, 3/15/28	30,000	30,569

	Principal Amount	Value
Diversified Financial Services (Continued)
NFP Corp., 144A, 6.875%, 8/15/28	$61,000	$62,677
OneMain Finance Corp. 3.875%, 9/15/28	25,000	25,156
5.375%, 11/15/29	17,000	18,596
4.00%, 9/15/30	31,000	31,108
PennyMac Financial Services, Inc., 144A, 4.25%, 2/15/29	23,000	22,168
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	30,000	30,788
144A, 5.50%, 4/15/29	21,000	20,608

(Cost $470,017)		472,596

Insurance — 1.2%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	50,000	51,000
144A, 4.25%, 2/15/29	25,000	24,782
144A, 6.00%, 8/1/29	8,000	7,891
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	22,000	22,082
144A, 6.75%, 10/15/27	40,000	41,550
AssuredPartners, Inc., 144A, 5.625%, 1/15/29	25,000	25,193
HUB International Ltd., 144A, 7.00%, 5/1/26	50,000	51,793

(Cost $222,093)		224,291

Real Estate — 0.6%
Howard Hughes Corp. 144A, 4.125%, 2/1/29	23,000	23,144
144A, 4.375%, 2/1/31	20,000	20,200
Kennedy-Wilson, Inc. 4.75%, 3/1/29	18,000	18,539
5.00%, 3/1/31	18,000	18,750
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A, 5.75%, 1/15/29	30,000	31,434

(Cost $111,044)		112,067

Real Estate Investment Trusts — 3.1%
Apollo Commercial Real Estate Finance, Inc., 144A, 4.625%, 6/15/29	14,000	13,653
Diversified Healthcare Trust 4.75%, 2/15/28	22,000	22,309
4.375%, 3/1/31	13,000	12,773
EPR Properties, 3.75%, 8/15/29	9,000	9,050
Iron Mountain, Inc. 144A, 5.00%, 7/15/28	15,000	15,694
144A, 4.875%, 9/15/29	29,000	30,626
144A, 5.25%, 7/15/30	40,000	42,750
144A, 4.50%, 2/15/31	40,000	41,188
144A, 5.625%, 7/15/32	26,000	28,291
iStar, Inc., 5.50%, 2/15/26	20,000	20,975

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 4.25%, 2/1/27	$25,000	$25,156
144A, 4.75%, 6/15/29	19,000	19,451
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 5.875%, 10/1/28	17,000	18,126
144A, 4.875%, 5/15/29	32,000	32,938
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	16,000	16,689
144A, 4.50%, 2/15/29	26,000	26,363
Service Properties Trust 7.50%, 9/15/25	55,000	62,155
5.50%, 12/15/27 (a)	45,000	48,319
3.95%, 1/15/28	10,000	9,514
4.95%, 10/1/29	18,000	17,711
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.125%, 12/15/24	19,000	19,565
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 4.75%, 4/15/28	17,000	17,383
144A, 6.50%, 2/15/29	38,000	39,710
XHR LP, 144A, 4.875%, 6/1/29	15,000	15,469

(Cost $587,627)		605,858

Venture Capital — 0.6%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	30,000	31,441
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.25%, 5/15/27	55,000	57,200
4.375%, 2/1/29	22,000	22,105

(Cost $110,267)		110,746

Industrial — 8.7%
Aerospace/Defense — 3.0%
Bombardier, Inc. 144A, 7.50%, 12/1/24	40,000	41,742
144A, 7.50%, 3/15/25	50,000	51,426
144A, 7.125%, 6/15/26 (a)	20,000	21,125
144A, 7.875%, 4/15/27 (a)	110,000	115,467
Rolls-Royce PLC, 144A, 5.75%, 10/15/27	32,000	35,139
Spirit AeroSystems, Inc. 144A, 7.50%, 4/15/25	25,000	26,500
4.60%, 6/15/28 (a)	25,000	24,469
TransDigm, Inc. 6.375%, 6/15/26	15,000	15,593
7.50%, 3/15/27	10,000	10,592
5.50%, 11/15/27	149,000	152,725
144A, 4.875%, 5/1/29 (a)	17,000	16,916
Triumph Group, Inc. 144A, 8.875%, 6/1/24	8,000	8,820
144A, 6.25%, 9/15/24	50,000	50,677

(Cost $555,397)		571,191

	Principal Amount	Value
Building Materials — 1.6%
Builders FirstSource, Inc. 144A, 5.00%, 3/1/30	$17,000	$18,211
144A, 4.25%, 2/1/32	33,000	33,941
Griffon Corp., 5.75%, 3/1/28	35,000	37,185
JELD-WEN, Inc., 144A, 4.875%, 12/15/27	12,000	12,526
SRM Escrow Issuer LLC, 144A, 6.00%, 11/1/28	31,000	32,899
Standard Industries, Inc. 144A, 5.00%, 2/15/27	26,000	26,910
144A, 4.75%, 1/15/28	30,000	31,186
144A, 4.375%, 7/15/30	48,000	49,375
144A, 3.375%, 1/15/31	32,000	30,800
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	30,000	31,801

(Cost $303,049)		304,834

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	11,000	11,316
144A, 4.375%, 3/31/29	44,000	44,181

(Cost $55,640)		55,497

Engineering & Construction — 0.2%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	25,000	25,219
Fluor Corp., 4.25%, 9/15/28 (a)	20,000	21,015

(Cost $44,001)		46,234

Environmental Control — 0.8%
Covanta Holding Corp., 5.00%, 9/1/30	15,000	15,469
GFL Environmental, Inc. 144A, 4.00%, 8/1/28	15,000	14,907
144A, 4.75%, 6/15/29	24,000	24,690
144A, 4.375%, 8/15/29	18,000	18,122
Madison IAQ LLC 144A, 4.125%, 6/30/28	23,000	23,161
144A, 5.875%, 6/30/29	34,000	34,850
Stericycle, Inc., 144A, 3.875%, 1/15/29	15,000	15,285

(Cost $145,814)		146,484

Machinery-Diversified — 0.3%
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27

(Cost $58,775)	56,000	59,238

Miscellaneous Manufacturing — 0.2%
FXI Holdings, Inc. 144A, 7.875%, 11/1/24	17,000	17,488
144A, 12.25%, 11/15/26	25,000	28,507

(Cost $44,573)		45,995

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Packaging & Containers — 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 4.00%, 9/1/29	$40,000	$40,820
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 8/15/27	45,000	46,631
144A, 5.25%, 8/15/27	15,000	15,544
Cascades, Inc./Cascades USA, Inc., 144A, 5.375%, 1/15/28	25,000	26,375
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/25	35,000	35,394
Graphic Packaging International LLC, 144A, 3.50%, 3/15/28	14,000	14,198
LABL, Inc., 144A, 10.50%, 7/15/27	25,000	27,276
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/25	60,000	59,388
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	30,000	32,395
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A, 4.00%, 10/15/27	30,000	30,027
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	46,000	48,527

(Cost $372,401)		376,575

Transportation — 0.1%
Seaspan Corp., 144A, 5.50%, 8/1/29

(Cost $24,958)	25,000	25,594

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC 144A, 9.75%, 8/1/27	35,000	39,550
144A, 5.50%, 5/1/28	8,000	8,120

(Cost $46,025)		47,670

Technology — 3.4%
Computers — 1.7%
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/26	44,000	46,200
Booz Allen Hamilton, Inc. 144A, 3.875%, 9/1/28	20,000	20,641
144A, 4.00%, 7/1/29	20,000	20,757
Diebold Nixdorf, Inc., 144A, 9.375%, 7/15/25	35,000	38,500
Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, 7/15/23	28,000	21,035
NCR Corp. 144A, 5.75%, 9/1/27	19,000	20,117
144A, 5.00%, 10/1/28	14,000	14,508
144A, 5.125%, 4/15/29	37,000	38,409
144A, 6.125%, 9/1/29	25,000	27,282
144A, 5.25%, 10/1/30	15,000	15,696

	Principal Amount	Value
Computers (Continued)
Seagate HDD Cayman 144A, 4.091%, 6/1/29	$7,000	$7,412
144A, 4.125%, 1/15/31	39,000	41,179
144A, 3.375%, 7/15/31	12,000	11,897

(Cost $321,067)		323,633

Office/Business Equipment — 0.3%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	9,000	9,596
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	15,000	15,839
144A, 5.50%, 8/15/28 (a)	35,000	36,613

(Cost $61,211)		62,048

Semiconductors — 0.1%
ams AG, 144A, 7.00%, 7/31/25 (a)

(Cost $21,558)	20,000	21,446

Software — 1.3%
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	35,000	35,481
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	43,000	43,484
J2 Global, Inc., 144A, 4.625%, 10/15/30	30,000	31,805
MicroStrategy, Inc., 144A, 6.125%, 6/15/28 (a)	14,000	14,419
Rackspace Technology Global, Inc. 144A, 3.50%, 2/15/28	20,000	19,225
144A, 5.375%, 12/1/28 (a)	13,000	12,885
Twilio, Inc., 3.875%, 3/15/31	15,000	15,696
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	68,000	70,785

(Cost $241,803)		243,780

Utilities — 2.6%
Electric — 2.6%
Calpine Corp. 144A, 4.50%, 2/15/28	75,000	77,344
144A, 5.125%, 3/15/28	25,000	25,469
144A, 4.625%, 2/1/29	10,000	10,046
144A, 5.00%, 2/1/31	25,000	25,471
144A, 3.75%, 3/1/31	40,000	39,283
Clearway Energy Operating LLC, 144A, 3.75%, 2/15/31	28,000	28,459
NRG Energy, Inc. 144A, 3.625%, 2/15/31	31,000	31,505
144A, 3.875%, 2/15/32	27,000	27,421
PG&E Corp. 5.00%, 7/1/28 (a)	10,000	9,939
5.25%, 7/1/30	51,000	50,304
Talen Energy Supply LLC 6.50%, 6/1/25	25,000	10,973
144A, 10.50%, 1/15/26	30,000	14,015
144A, 7.25%, 5/15/27	33,000	28,575

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Electric (Continued)
Vistra Operations Co. LLC 144A, 5.625%, 2/15/27	$40,000	$41,702
144A, 5.00%, 7/31/27	40,000	41,554
144A, 4.375%, 5/1/29	46,000	46,748

(Cost $537,494)		508,808

TOTAL CORPORATE BONDS (Cost $18,770,673)		18,953,769

	Number of Shares
SECURITIES LENDING COLLATERAL — 7.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $1,444,823)	1,444,823	1,444,823

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $171,850)	171,850	171,850

TOTAL INVESTMENTS — 106.4% (Cost $20,387,346)		$20,570,442
Other assets and liabilities, net — (6.4%)		(1,231,809)

NET ASSETS — 100.0%		$19,338,633

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 7.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
168,578	1,276,245(d	)	—	—	—	74	—	1,444,823	1,444,823

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
503,524	2,394,727		(2,726,401)	—	—	53	—	171,850	171,850

672,102	3,670,972		(2,726,401)	—	—	127	—	1,616,673	1,616,673

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $2,165,066, which is 11.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $809,195.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2021

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$18,953,769	$—	$18,953,769
Short-Term Investments (e)	1,616,673	—	—	1,616,673

TOTAL	$1,616,673	$18,953,769	$—	$20,570,442

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

August 31, 2021

	Principal Amount	Value
CORPORATE BONDS — 98.4%
Basic Materials — 3.7%
Chemicals — 1.3%
Ashland LLC 4.75%, 8/15/22	$542,000	$558,260
144A, 3.375%, 9/1/31	583,000	599,974
CF Industries, Inc., 3.45%, 6/1/23	880,000	926,763
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	639,000	647,786
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	1,299,000	1,375,316
144A, 5.00%, 5/1/25	660,000	703,897
Olin Corp. 144A, 9.50%, 6/1/25	625,000	784,219
5.125%, 9/15/27	625,000	650,000
5.625%, 8/1/29	1,013,000	1,119,163
SPCM SA, 144A, 4.875%, 9/15/25	648,000	663,659
Tronox, Inc., 144A, 6.50%, 5/1/25	625,000	660,156
WR Grace & Co.-Conn, 144A, 4.875%, 6/15/27	880,000	914,100

(Cost $9,540,538)		9,603,293

Iron/Steel — 0.4%
Allegheny Technologies, Inc., 7.875%, 8/15/23	758,000	817,726
Cleveland-Cliffs, Inc. 144A, 9.875%, 10/17/25	843,000	978,934
144A, 6.75%, 3/15/26	1,048,000	1,125,290

(Cost $2,920,482)		2,921,950

Mining — 2.0%
Alcoa Nederland Holding BV 144A, 7.00%, 9/30/26	613,000	641,235
144A, 5.50%, 12/15/27	1,055,000	1,136,762
144A, 6.125%, 5/15/28	522,000	568,327
144A, 4.125%, 3/31/29	686,000	724,642
Arconic Corp., 144A, 6.00%, 5/15/25	1,223,000	1,296,135
Constellium SE, 144A, 5.875%, 2/15/26	625,000	642,219
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24	880,000	947,628
144A, 4.50%, 9/15/27	804,000	873,570
Freeport-McMoRan, Inc. 3.875%, 3/15/23	1,267,000	1,311,345
4.55%, 11/14/24	942,000	1,020,893
5.00%, 9/1/27	543,000	572,186
4.125%, 3/1/28	824,000	862,110
4.375%, 8/1/28	867,000	920,104
5.25%, 9/1/29	950,000	1,052,553
4.25%, 3/1/30	672,000	726,600
4.625%, 8/1/30 (a)	1,080,000	1,190,700
Novelis Corp., 144A, 3.25%, 11/15/26	971,000	996,722

(Cost $15,356,655)		15,483,731

	Principal Amount	Value
Communications — 18.3%
Advertising — 0.3%
Lamar Media Corp. 3.75%, 2/15/28	$848,000	$872,346
4.00%, 2/15/30	646,000	667,948
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.25%, 6/15/25	500,000	531,675

(Cost $2,022,923)		2,071,969

Internet — 3.1%
Cogent Communications Group, Inc., 144A, 3.50%, 5/1/26	693,000	707,726
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144A, 5.25%, 12/1/27	1,088,000	1,148,330
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	522,000	549,640
144A, 4.625%, 6/1/28	768,000	802,906
144A, 4.125%, 8/1/30	648,000	679,590
Netflix, Inc. 5.75%, 3/1/24	815,000	906,524
5.875%, 2/15/25	1,165,000	1,338,294
144A, 3.625%, 6/15/25	628,000	673,530
4.375%, 11/15/26	1,295,000	1,466,788
4.875%, 4/15/28	2,035,000	2,381,011
5.875%, 11/15/28	2,325,000	2,885,988
6.375%, 5/15/29	1,181,000	1,514,756
144A, 5.375%, 11/15/29	1,168,000	1,438,001
144A, 4.875%, 6/15/30	1,187,000	1,422,299
NortonLifeLock, Inc., 144A, 5.00%, 4/15/25	996,000	1,008,121
Twitter, Inc., 144A, 3.875%, 12/15/27	886,000	957,700
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	1,519,000	1,621,532
144A, 8.00%, 11/1/26	1,675,000	1,785,969

(Cost $22,808,369)		23,288,705

Media — 7.6%
AMC Networks, Inc. 5.00%, 4/1/24	325,000	329,469
4.75%, 8/1/25 (a)	1,082,000	1,110,402
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.00%, 3/1/23	994,000	1,001,256
144A, 5.75%, 2/15/26	922,000	948,507
144A, 5.50%, 5/1/26	603,000	621,910
144A, 5.125%, 5/1/27	4,265,000	4,464,154
144A, 5.00%, 2/1/28	3,327,000	3,489,524
144A, 5.375%, 6/1/29	1,876,000	2,051,875
144A, 4.75%, 3/1/30	3,950,000	4,184,353
CSC Holdings LLC 5.875%, 9/15/22	812,000	845,495
5.25%, 6/1/24	938,000	1,013,040
144A, 5.50%, 4/15/27	1,663,000	1,741,789
144A, 5.375%, 2/1/28	1,548,000	1,631,205
144A, 6.50%, 2/1/29	2,158,000	2,384,590

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Media (Continued)
DISH DBS Corp. 5.00%, 3/15/23	$1,975,000	$2,063,875
5.875%, 11/15/24	2,590,000	2,787,487
Gray Television, Inc., 144A, 5.875%, 7/15/26	886,000	914,755
iHeartCommunications, Inc. 6.375%, 5/1/26	1,326,150	1,402,404
144A, 5.25%, 8/15/27	834,000	869,445
Meredith Corp., 6.875%, 2/1/26	1,279,000	1,326,962
News Corp., 144A, 3.875%, 5/15/29	1,295,000	1,332,024
Quebecor Media, Inc., 5.75%, 1/15/23	1,219,000	1,295,188
Sirius XM Radio, Inc. 144A, 5.375%, 7/15/26	1,306,000	1,341,105
144A, 3.125%, 9/1/26	1,450,000	1,479,218
144A, 5.00%, 8/1/27	1,860,000	1,953,000
144A, 4.00%, 7/15/28	2,516,000	2,582,485
144A, 5.50%, 7/1/29	1,628,000	1,784,695
TEGNA, Inc., 144A, 4.75%, 3/15/26	885,000	940,313
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	1,200,000	1,265,400
Univision Communications, Inc., 144A, 5.125%, 2/15/25	1,546,000	1,576,039
UPC Holding BV, 144A, 5.50%, 1/15/28	693,000	732,293
Videotron Ltd. 144A, 5.375%, 6/15/24	664,000	732,060
144A, 5.125%, 4/15/27	851,000	887,168
144A, 3.625%, 6/15/29 (a)	659,000	679,808
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	954,000	999,325
Ziggo BV, 144A, 5.50%, 1/15/27	2,001,000	2,070,715

(Cost $56,511,061)		56,833,333

Telecommunications — 7.3%
Altice France SA 144A, 7.375%, 5/1/26	1,995,000	2,073,244
144A, 8.125%, 2/1/27	2,180,000	2,370,750
Cincinnati Bell, Inc., 144A, 7.00%, 7/15/24	809,000	825,180
CommScope, Inc., 144A, 6.00%, 3/1/26	1,876,000	1,970,644
Hughes Satellite Systems Corp., 5.25%, 8/1/26	992,000	1,124,397
Level 3 Financing, Inc. 5.375%, 5/1/25	600,000	614,550
5.25%, 3/15/26	650,000	670,962
144A, 4.625%, 9/15/27	1,345,000	1,388,712
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	921,000	1,014,297
Series Y, 7.50%, 4/1/24	1,232,000	1,372,140
5.625%, 4/1/25	701,000	759,537
144A, 4.00%, 2/15/27	1,600,000	1,644,000

	Principal Amount	Value
Telecommunications (Continued)
Nokia OYJ, 4.375%, 6/12/27	$625,000	$694,356
Sprint Communications, Inc., 6.00%, 11/15/22	2,852,000	3,015,990
Sprint Corp. 7.875%, 9/15/23	5,504,000	6,242,637
7.125%, 6/15/24	3,238,000	3,727,748
7.625%, 2/15/25	2,216,000	2,625,960
7.625%, 3/1/26	1,943,000	2,398,051
Switch Ltd. 144A, 3.75%, 9/15/28	740,000	753,842
144A, 4.125%, 6/15/29	689,000	711,703
Telecom Italia SpA, 144A, 5.303%, 5/30/24	1,876,000	2,039,118
T-Mobile USA, Inc. 2.25%, 2/15/26	919,000	939,678
2.625%, 4/15/26	1,780,000	1,831,175
5.375%, 4/15/27	531,000	563,890
4.75%, 2/1/28	2,021,000	2,159,135
2.625%, 2/15/29	1,295,000	1,312,806
3.375%, 4/15/29	1,619,000	1,712,594
2.875%, 2/15/31	1,261,000	1,297,254
3.50%, 4/15/31	1,748,000	1,860,729
VEON Holdings BV 144A, 5.95%, 2/13/23	662,000	706,182
144A, 7.25%, 4/26/23	1,153,000	1,243,144
144A, 4.95%, 6/16/24	666,000	718,744
144A, 4.00%, 4/9/25	1,251,000	1,321,400
144A, 3.375%, 11/25/27	1,520,000	1,548,766

(Cost $54,402,565)		55,253,315

Consumer, Cyclical — 19.3%
Airlines — 0.9%
Delta Air Lines, Inc. 3.80%, 4/19/23	625,000	647,867
2.90%, 10/28/24	1,166,000	1,188,720
7.375%, 1/15/26	1,467,000	1,728,268
United Airlines Holdings, Inc., 4.25%, 10/1/22	829,000	846,616
United Airlines, Inc., 144A, 4.375%, 4/15/26	2,451,000	2,547,521

(Cost $6,885,062)		6,958,992

Apparel — 0.7%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	1,478,000	1,570,375
144A, 5.375%, 5/15/25	682,000	717,109
144A, 4.875%, 5/15/26	1,093,000	1,194,102
Levi Strauss & Co., 144A, 3.50%, 3/1/31	625,000	644,616
William Carter Co. 144A, 5.50%, 5/15/25	655,000	689,024
144A, 5.625%, 3/15/27	562,000	587,993

(Cost $5,326,520)		5,403,219

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Auto Manufacturers — 4.9%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	$503,000	$527,901
144A, 5.875%, 6/1/29 (a)	629,000	692,718
Ford Motor Co. 8.50%, 4/21/23	4,498,000	4,981,535
9.00%, 4/22/25	4,070,000	4,977,406
4.346%, 12/8/26	2,049,000	2,210,041
Ford Motor Credit Co. LLC 4.25%, 9/20/22	585,000	602,550
MTN, 3.55%, 10/7/22	425,000	435,625
3.35%, 11/1/22	796,000	814,507
3.087%, 1/9/23	1,139,000	1,161,780
4.14%, 2/15/23	629,000	651,015
3.096%, 5/4/23	614,000	628,398
4.375%, 8/6/23	760,000	795,264
3.37%, 11/17/23	962,000	993,986
3.81%, 1/9/24	746,000	774,907
5.584%, 3/18/24	1,061,000	1,151,132
3.664%, 9/8/24	621,000	648,169
4.063%, 11/1/24	1,131,000	1,196,824
4.687%, 6/9/25	666,000	722,264
5.125%, 6/16/25	1,320,000	1,450,350
4.134%, 8/4/25	1,221,000	1,304,944
3.375%, 11/13/25	1,495,000	1,549,194
GMTN, 4.389%, 1/8/26	1,053,000	1,130,659
4.542%, 8/1/26	531,000	577,462
2.70%, 8/10/26	200,000	202,090
4.271%, 1/9/27	543,000	582,091
4.125%, 8/17/27	887,000	949,236
3.815%, 11/2/27	594,000	626,094
2.90%, 2/16/28	531,000	529,747
5.113%, 5/3/29	1,051,000	1,191,887
4.00%, 11/13/30	1,267,000	1,341,772
3.625%, 6/17/31	730,000	752,875
Jaguar Land Rover Automotive PLC, 144A, 7.75%, 10/15/25	907,000	989,582

(Cost $36,486,905)		37,144,005

Auto Parts & Equipment — 1.3%
Adient US LLC, 144A, 9.00%, 4/15/25	705,000	769,487
American Axle & Manufacturing, Inc. 6.25%, 4/1/25 (a)	750,000	775,912
6.25%, 3/15/26	518,000	534,188
Clarios Global LP, 144A, 6.75%, 5/15/25	528,000	559,680
Clarios Global LP / Clarios US Finance Co., 144A, 6.25%, 5/15/26	1,168,000	1,232,240
Dana Financing Luxembourg SARL, 144A, 5.75%, 4/15/25	518,000	534,835
Dana, Inc. 5.375%, 11/15/27	512,000	540,800
5.625%, 6/15/28	527,000	567,516
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	1,036,000	1,148,976
5.00%, 5/31/26	1,223,000	1,260,840

	Principal Amount	Value
Auto Parts & Equipment (Continued)
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	$1,383,000	$1,505,741

(Cost $9,354,062)		9,430,215

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28	907,000	937,974
Avient Corp. 5.25%, 3/15/23	750,000	797,813
144A, 5.75%, 5/15/25	939,000	992,288

(Cost $2,695,325)		2,728,075

Entertainment — 2.6%
Bally’s Corp., 144A, 6.75%, 6/1/27	680,000	736,100
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/25	4,350,000	4,603,170
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25 (a)	1,349,000	1,418,136
International Game Technology PLC 144A, 6.50%, 2/15/25	1,522,000	1,697,030
144A, 4.125%, 4/15/26	900,000	935,820
144A, 6.25%, 1/15/27	971,000	1,108,154
144A, 5.25%, 1/15/29	984,000	1,051,650
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	719,000	729,785
144A, 6.50%, 5/15/27	1,501,000	1,656,729
Scientific Games International, Inc., 144A, 5.00%, 10/15/25	1,566,000	1,612,667
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	1,225,000	1,310,750
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	704,000	751,020
WMG Acquisition Corp. 144A, 3.875%, 7/15/30	606,000	639,342
144A, 3.00%, 2/15/31	1,123,000	1,107,710

(Cost $19,209,667)		19,358,063

Food Service — 0.4%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	664,000	681,972
144A, 6.375%, 5/1/25	2,027,000	2,148,214

(Cost $2,813,184)		2,830,186

Home Builders — 0.8%
Century Communities, Inc., 6.75%, 6/1/27	648,000	693,179
Meritage Homes Corp. 6.00%, 6/1/25	582,000	668,118
144A, 3.875%, 4/15/29	612,000	652,628
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	625,000	708,772
144A, 5.75%, 1/15/28	574,000	648,066

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Home Builders (Continued)
Toll Brothers Finance Corp. 4.375%, 4/15/23	$601,000	$627,294
4.875%, 3/15/27	567,000	644,435
4.35%, 2/15/28	517,000	573,275
3.80%, 11/1/29 (a)	489,000	532,937

(Cost $5,637,160)		5,748,704

Housewares — 0.7%
Newell Brands, Inc. 4.35%, 4/1/23	1,458,000	1,539,750
4.875%, 6/1/25	687,000	765,544
4.70%, 4/1/26	2,547,000	2,849,456

(Cost $5,045,135)		5,154,750

Leisure Time — 0.9%
Carnival Corp., 144A, 11.50%, 4/1/23	2,584,000	2,906,173
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	906,000	928,650
144A, 10.875%, 6/1/23	1,244,000	1,401,574
144A, 9.125%, 6/15/23	1,214,000	1,324,778

(Cost $6,534,413)		6,561,175

Lodging — 2.1%
Boyd Gaming Corp., 144A, 8.625%, 6/1/25	704,000	764,579
Diamond Resorts International, Inc. 144A, 7.75%, 9/1/23	78,000	79,511
144A, 10.75%, 9/1/24	590,000	605,859
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	434,000	455,873
144A, 5.75%, 5/1/28	411,000	441,328
144A, 3.75%, 5/1/29	1,020,000	1,041,716
4.875%, 1/15/30	1,259,000	1,354,999
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	1,212,000	1,258,668
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/25	670,000	705,202
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/25	1,295,000	1,319,281
MGM Resorts International 6.00%, 3/15/23	1,563,000	1,656,780
6.75%, 5/1/25	879,000	932,839
5.75%, 6/15/25	1,205,000	1,320,981
4.625%, 9/1/26	500,000	528,275
Travel + Leisure Co., 3.90%, 3/1/23	582,000	600,397
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23	644,000	661,575
144A, 5.50%, 3/1/25	2,251,000	2,388,874

(Cost $16,032,009)		16,116,737

Retail — 3.3%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	656,000	692,080

	Principal Amount	Value
Retail (Continued)
144A, 3.875%, 1/15/28	$2,007,000	$2,034,596
Bath & Body Works, Inc. 144A, 9.375%, 7/1/25 (a)	637,000	824,915
5.25%, 2/1/28	648,000	726,700
7.50%, 6/15/29	728,000	844,935
144A, 6.625%, 10/1/30	1,295,000	1,494,106
Gap, Inc. 144A, 8.375%, 5/15/23 (a)	609,000	683,299
144A, 8.625%, 5/15/25	912,000	996,178
144A, 8.875%, 5/15/27	1,304,000	1,499,600
Golden Nugget, Inc., 144A, 8.75%, 10/1/25 (a)	165,000	174,281
IRB Holding Corp., 144A, 7.00%, 6/15/25	971,000	1,039,504
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, 4.75%, 6/1/27	980,000	1,028,449
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	522,000	553,973
144A, 3.875%, 6/1/29	850,000	892,330
144A, 4.375%, 1/15/31	895,000	972,194
Macy’s Retail Holdings LLC, 2.875%, 2/15/23	696,000	709,050
Murphy Oil USA, Inc. 4.75%, 9/15/29	654,000	692,423
144A, 3.75%, 2/15/31	629,000	635,469
Penske Automotive Group, Inc. 3.50%, 9/1/25	894,000	926,060
3.75%, 6/15/29	589,000	600,235
QVC, Inc. 4.375%, 3/15/23	847,000	888,291
4.85%, 4/1/24	985,000	1,072,173
4.45%, 2/15/25	683,000	731,614
4.75%, 2/15/27	711,000	762,782
Yum! Brands, Inc. 144A, 7.75%, 4/1/25	777,000	838,103
144A, 4.75%, 1/15/30	1,036,000	1,144,832
3.625%, 3/15/31	1,360,000	1,398,984

(Cost $24,600,853)		24,857,156

Toys/Games/Hobbies — 0.3%
Mattel, Inc. 144A, 3.375%, 4/1/26	931,000	968,301
144A, 5.875%, 12/15/27	716,000	782,266
144A, 3.75%, 4/1/29 (a)	704,000	739,939

(Cost $2,452,860)		2,490,506

Consumer, Non-cyclical — 18.6%
Agriculture — 0.1%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27

(Cost $960,790)	924,000	966,208

Commercial Services — 3.2%
ADT Security Corp., 4.125%, 6/15/23	889,000	935,672

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Commercial Services (Continued)
Brink’s Co. 144A, 5.50%, 7/15/25	$481,000	$505,964
144A, 4.625%, 10/15/27	750,000	788,685
Gartner, Inc. 144A, 4.50%, 7/1/28	891,000	944,460
144A, 3.625%, 6/15/29	825,000	850,410
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	1,501,000	1,584,230
Jaguar Holding Co. II / PPD Development LP 144A, 4.625%, 6/15/25	633,000	665,315
144A, 5.00%, 6/15/28	888,000	957,930
Modulaire Global Finance PLC, 144A, 8.00%, 2/15/23	16,000	16,439
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	651,000	668,118
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.25%, 4/15/24	943,000	1,005,474
Service Corp. International 4.625%, 12/15/27	775,000	820,299
5.125%, 6/1/29	899,000	981,438
3.375%, 8/15/30	1,101,000	1,109,846
Square, Inc. 144A, 2.75%, 6/1/26	1,047,000	1,076,871
144A, 3.50%, 6/1/31	1,408,000	1,463,440
United Rentals North America, Inc. 5.875%, 9/15/26	1,207,000	1,245,202
5.50%, 5/15/27	1,295,000	1,367,598
4.875%, 1/15/28	2,162,000	2,296,012
5.25%, 1/15/30	1,360,000	1,492,668
4.00%, 7/15/30	788,000	826,446
3.875%, 2/15/31	1,250,000	1,295,994
3.75%, 1/15/32	971,000	992,988
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	40,000	42,350

(Cost $23,524,366)		23,933,849

Food — 3.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.50%, 2/15/23	943,000	971,469
144A, 3.25%, 3/15/26	980,000	1,006,950
144A, 7.50%, 3/15/26	804,000	876,171
144A, 4.625%, 1/15/27	41,000	43,460
144A, 5.875%, 2/15/28	943,000	1,012,546
B&G Foods, Inc., 5.25%, 4/1/25	1,357,000	1,394,318
JBS USA Food Co. 144A, 7.00%, 1/15/26	1,295,000	1,365,383
144A, 5.75%, 1/15/28	594,000	627,888
JBS USA LUX SA / JBS USA Finance, Inc., 144A, 6.75%, 2/15/28	1,126,000	1,235,785
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A, 6.50%, 4/15/29	1,751,000	1,985,196

	Principal Amount	Value
Food (Continued)
144A, 5.50%, 1/15/30	$1,563,000	$1,765,877
144A, 3.75%, 12/1/31 (a)	705,000	744,656
Kraft Heinz Foods Co. 3.00%, 6/1/26	2,343,000	2,485,953
3.875%, 5/15/27	1,684,000	1,857,561
4.625%, 1/30/29	1,346,000	1,559,648
3.75%, 4/1/30	825,000	912,937
4.25%, 3/1/31	1,688,000	1,950,876
Lamb Weston Holdings, Inc. 144A, 4.625%, 11/1/24	1,039,000	1,067,573
144A, 4.875%, 11/1/26	1,004,000	1,033,997
144A, 4.875%, 5/15/28	625,000	696,017
Pilgrim’s Pride Corp., 144A, 5.875%, 9/30/27	1,245,000	1,330,307
Post Holdings, Inc., 144A, 5.75%, 3/1/27	1,540,000	1,613,843
US Foods, Inc., 144A, 6.25%, 4/15/25	1,566,000	1,652,130

(Cost $28,788,441)		29,190,541

Healthcare-Products — 0.7%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	1,939,000	2,052,722
Hologic, Inc. 144A, 4.625%, 2/1/28	490,000	521,872
144A, 3.25%, 2/15/29	1,191,000	1,221,907
Teleflex, Inc. 4.625%, 11/15/27	587,000	615,616
144A, 4.25%, 6/1/28	805,000	839,213

(Cost $5,156,985)		5,251,330

Healthcare-Services — 9.1%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	619,000	649,204
144A, 3.125%, 2/15/29	647,000	640,077
Centene Corp. 4.25%, 12/15/27	3,116,000	3,295,170
2.45%, 7/15/28	2,979,000	3,026,865
4.625%, 12/15/29	4,608,000	5,060,229
3.375%, 2/15/30	2,553,000	2,671,076
3.00%, 10/15/30	2,810,000	2,902,976
2.50%, 3/1/31	2,902,000	2,898,140
2.625%, 8/1/31	1,684,000	1,709,260
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	664,000	694,740
144A, 3.75%, 3/15/29	648,000	668,820
144A, 4.00%, 3/15/31	648,000	692,576
CHS/Community Health Systems, Inc. 144A, 6.625%, 2/15/25	1,528,000	1,608,033
144A, 8.00%, 3/15/26	2,721,000	2,916,096
144A, 8.00%, 12/15/27	1,231,000	1,357,177
Encompass Health Corp. 4.50%, 2/1/28	1,036,000	1,086,505
4.625%, 4/1/31	518,000	556,109
HCA, Inc. 5.875%, 5/1/23	1,587,000	1,711,976

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Healthcare-Services (Continued)
5.375%, 2/1/25	$3,367,000	$3,798,431
5.875%, 2/15/26	2,113,000	2,453,299
5.375%, 9/1/26	1,402,000	1,619,030
5.625%, 9/1/28	1,988,000	2,373,245
5.875%, 2/1/29	1,139,000	1,382,558
3.50%, 9/1/30	3,497,000	3,758,034
IQVIA, Inc. 144A, 5.00%, 10/15/26	1,313,000	1,354,031
144A, 5.00%, 5/15/27	1,376,000	1,439,544
Legacy LifePoint Health LLC, 144A, 6.75%, 4/15/25	704,000	741,840
Molina Healthcare, Inc. 5.375%, 11/15/22	918,000	952,884
144A, 4.375%, 6/15/28	1,177,000	1,235,850
144A, 3.875%, 11/15/30	813,000	867,987
Tenet Healthcare Corp. 6.75%, 6/15/23	2,557,000	2,774,345
4.625%, 7/15/24	2,313,000	2,347,695
144A, 4.625%, 9/1/24	936,000	961,047
144A, 7.50%, 4/1/25	907,000	971,660
144A, 4.875%, 1/1/26	2,720,000	2,824,856
144A, 5.125%, 11/1/27	1,943,000	2,047,436

(Cost $66,862,991)		68,048,801

Household Products/Wares — 0.0%
Spectrum Brands, Inc., 5.75%, 7/15/25
(Cost $419,393)	412,000	422,300

Pharmaceuticals — 1.6%
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	2,267,000	2,321,748
144A, 9.00%, 12/15/25	1,893,000	2,016,045
Elanco Animal Health, Inc. 5.272%, 8/28/23	932,000	999,617
5.90%, 8/28/28	965,000	1,131,091
Prestige Brands, Inc., 144A, 5.125%, 1/15/28	469,000	491,864
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	1,094,000	1,103,572
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	3,885,000	3,845,140

(Cost $11,858,950)		11,909,077

Energy — 13.1%
Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC 144A, 4.25%, 1/31/23	687,000	706,751
144A, 5.00%, 1/31/28	897,000	970,191

(Cost $1,653,796)		1,676,942

Oil & Gas — 6.4%
Antero Resources Corp., 5.00%, 3/1/25 (a)	701,000	716,531
Apache Corp. 4.625%, 11/15/25	767,000	831,014
4.375%, 10/15/28	690,000	745,476
4.25%, 1/15/30	903,000	973,222

	Principal Amount	Value
Oil & Gas (Continued)
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	$998,000	$1,044,866
144A, 5.875%, 2/1/29	408,000	436,068
Continental Resources, Inc. 4.50%, 4/15/23	841,000	877,794
3.80%, 6/1/24	1,379,000	1,473,806
4.375%, 1/15/28 (a)	1,272,000	1,429,614
144A, 5.75%, 1/15/31 (a)	1,943,000	2,370,460
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 6.625%, 7/15/25	750,000	796,275
EQT Corp. 3.00%, 10/1/22 (a)	773,000	790,261
6.625%, 2/1/25	1,186,000	1,360,899
144A, 3.125%, 5/15/26	758,000	779,792
3.90%, 10/1/27	1,619,000	1,750,204
7.50%, 2/1/30	1,022,000	1,329,239
144A, 3.625%, 5/15/31	587,000	620,098
Leviathan Bond Ltd. 144A,REGS, 5.75%, 6/30/23	728,000	760,593
144A,REGS, 6.125%, 6/30/25 (a)	688,000	751,399
Occidental Petroleum Corp. 2.70%, 2/15/23	300,000	305,520
6.95%, 7/1/24	801,000	902,290
2.90%, 8/15/24	1,726,000	1,771,308
3.50%, 6/15/25	816,000	857,130
8.00%, 7/15/25	1,035,000	1,248,469
5.875%, 9/1/25 (a)	967,000	1,089,142
5.50%, 12/1/25 (a)	972,000	1,085,034
5.55%, 3/15/26	1,438,000	1,605,168
3.40%, 4/15/26	1,170,000	1,203,637
3.20%, 8/15/26	1,264,000	1,306,148
3.00%, 2/15/27	925,000	928,792
8.50%, 7/15/27	492,000	621,423
6.375%, 9/1/28	727,000	861,353
3.50%, 8/15/29	2,010,000	2,072,330
6.625%, 9/1/30	1,943,000	2,425,923
6.125%, 1/1/31	1,619,000	1,959,953
Ovintiv Exploration, Inc. 5.625%, 7/1/24	1,251,000	1,394,844
5.375%, 1/1/26	861,000	974,185
Parkland Corp., 144A, 5.875%, 7/15/27	658,000	701,922
Range Resources Corp. 5.00%, 3/15/23	666,000	684,355
4.875%, 5/15/25	985,000	1,020,706
Southwestern Energy Co., 6.45%, 1/23/25	1,195,000	1,303,912
Sunoco LP / Sunoco Finance Corp. 5.50%, 2/15/26	1,074,000	1,104,829
6.00%, 4/15/27	823,000	861,027

(Cost $46,620,266)		48,127,011

Oil & Gas Services — 0.2%
TechnipFMC PLC, 144A, 6.50%, 2/1/26
(Cost $1,389,716)	1,295,000	1,376,226

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Pipelines — 6.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 7.875%, 5/15/26	$712,000	$784,987
Buckeye Partners LP 4.15%, 7/1/23	627,000	648,189
144A, 4.125%, 3/1/25	587,000	607,566
3.95%, 12/1/26	945,000	977,026
4.125%, 12/1/27	400,000	410,652
Cheniere Energy Partners LP 5.625%, 10/1/26	1,253,000	1,298,296
4.50%, 10/1/29	1,943,000	2,096,011
144A, 4.00%, 3/1/31	2,030,000	2,139,112
Cheniere Energy, Inc., 4.625%, 10/15/28	2,501,000	2,641,681
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	752,000	768,920
DCP Midstream Operating LP 3.875%, 3/15/23	605,000	622,690
5.375%, 7/15/25	1,068,000	1,177,470
5.625%, 7/15/27	679,000	772,600
5.125%, 5/15/29	777,000	863,523
DT Midstream, Inc. 144A, 4.125%, 6/15/29	1,425,000	1,462,406
144A, 4.375%, 6/15/31	1,295,000	1,338,706
EnLink Midstream Partners LP 4.40%, 4/1/24	701,000	730,056
4.15%, 6/1/25	998,000	1,029,168
EQM Midstream Partners LP 4.75%, 7/15/23	728,000	761,670
4.00%, 8/1/24	691,000	708,137
144A, 6.00%, 7/1/25	939,000	1,015,294
4.125%, 12/1/26	587,000	599,304
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	1,312,000	1,363,981
144A, 5.125%, 6/15/28	610,000	639,738
144A, 4.25%, 2/15/30	1,000,000	1,013,950
NuStar Logistics LP 5.75%, 10/1/25	727,000	782,434
6.00%, 6/1/26	658,000	712,963
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	518,000	533,789
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.875%, 4/15/26	924,000	967,890
5.375%, 2/1/27	585,000	605,475
6.50%, 7/15/27	1,119,000	1,212,962
5.00%, 1/15/28	907,000	954,218
6.875%, 1/15/29	880,000	990,396
5.50%, 3/1/30	1,320,000	1,456,950
4.875%, 2/1/31	1,277,000	1,390,717
144A, 4.00%, 1/15/32	1,284,000	1,341,889
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	1,619,000	1,670,727
144A, 4.125%, 8/15/31	1,619,000	1,702,128
Western Midstream Operating LP 4.35%, 2/1/25	1,295,000	1,362,431

	Principal Amount	Value
Pipelines (Continued)
3.95%, 6/1/25	$675,000	$706,219
4.65%, 7/1/26	648,000	699,354
4.50%, 3/1/28	559,000	603,077
4.75%, 8/15/28	820,000	903,353
5.30%, 2/1/30	1,554,000	1,733,961

(Cost $45,982,645)		46,802,066

Financial — 11.2%
Banks — 1.6%
CIT Group, Inc. 5.00%, 8/1/23	971,000	1,047,466
4.75%, 2/16/24	648,000	699,840
3.929%, 6/19/24	648,000	680,400
5.25%, 3/7/25	632,000	713,180
6.125%, 3/9/28	539,000	661,954
Commerzbank AG, 144A, 8.125%, 9/19/23	1,259,000	1,421,772
Deutsche Bank AG, 3.729%, 1/14/32 (b)	1,619,000	1,672,217
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	2,590,000	2,812,652
144A, 5.71%, 1/15/26	1,943,000	2,186,758

(Cost $11,720,891)		11,896,239

Diversified Financial Services — 3.0%
Ally Financial, Inc., 5.75%, 11/20/25	1,357,000	1,550,025
LPL Holdings, Inc. 144A, 4.625%, 11/15/27	667,000	692,043
144A, 4.00%, 3/15/29	1,074,000	1,098,219
Navient Corp. 5.50%, 1/25/23	1,233,000	1,294,650
7.25%, 9/25/23	807,000	887,601
MTN, 6.125%, 3/25/24	972,000	1,055,057
5.875%, 10/25/24	627,000	684,026
OneMain Finance Corp. 5.625%, 3/15/23	1,129,000	1,194,013
6.125%, 3/15/24	1,789,000	1,929,884
6.875%, 3/15/25	1,564,000	1,773,185
8.875%, 6/1/25	768,000	843,226
7.125%, 3/15/26	2,006,000	2,344,512
3.50%, 1/15/27	912,000	924,321
6.625%, 1/15/28	1,139,000	1,316,530
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	903,000	935,544
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc. 144A, 3.625%, 3/1/29	915,000	935,587
144A, 3.875%, 3/1/31	1,577,000	1,615,420
Rocket Mortgage LLC, 144A, 5.25%, 1/15/28	1,433,000	1,510,024

(Cost $22,222,470)		22,583,867

Insurance — 0.4%
MGIC Investment Corp., 5.25%, 8/15/28	843,000	903,064

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Insurance (Continued)
Radian Group, Inc. 4.50%, 10/1/24	$295,000	$319,338
6.625%, 3/15/25	931,000	1,050,866
4.875%, 3/15/27	583,000	643,183

(Cost $2,825,715)		2,916,451

Real Estate — 0.4%
Howard Hughes Corp., 144A, 5.375%, 8/1/28	955,000	1,013,494
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.875%, 6/1/23	680,000	708,764
144A, 7.625%, 6/15/25	795,000	857,002
144A, 9.375%, 4/1/27	675,000	745,905

(Cost $3,297,454)		3,325,165

Real Estate Investment Trusts — 5.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,510,000	1,662,887
EPR Properties 4.75%, 12/15/26	593,000	640,867
4.50%, 6/1/27	583,000	618,334
4.95%, 4/15/28	576,000	622,776
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	562,000	593,157
144A, 3.375%, 6/15/26	1,251,000	1,276,395
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	1,013,000	1,056,052
144A, 5.25%, 3/15/28	1,253,000	1,317,216
iStar, Inc. 4.75%, 10/1/24	975,000	1,035,986
4.25%, 8/1/25	710,000	741,062
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	1,313,000	1,432,811
144A, 4.625%, 6/15/25	1,001,000	1,077,126
4.50%, 9/1/26	532,000	580,356
5.75%, 2/1/27	971,000	1,119,247
144A, 3.875%, 2/15/29	938,000	995,579
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	612,000	631,388
5.00%, 10/15/27	1,866,000	1,977,960
4.625%, 8/1/29	1,056,000	1,130,361
3.50%, 3/15/31	1,626,000	1,673,796
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A, 7.50%, 6/1/25	450,000	482,067
SBA Communications Corp. 4.875%, 9/1/24	1,375,000	1,397,344
3.875%, 2/15/27	2,272,000	2,364,084
144A, 3.125%, 2/1/29	1,861,000	1,830,796
Service Properties Trust, 4.50%, 6/15/23	718,000	735,085

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Starwood Property Trust, Inc. 4.75%, 3/15/25	$690,000	$723,638
144A, 3.625%, 7/15/26	492,000	495,690
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	2,814,000	3,010,980
VICI Properties LP / VICI Note Co., Inc. 144A, 3.50%, 2/15/25	971,000	996,489
144A, 4.25%, 12/1/26	1,619,000	1,702,650
144A, 3.75%, 2/15/27	971,000	1,011,054
144A, 4.625%, 12/1/29	1,026,000	1,117,058
144A, 4.125%, 8/15/30	1,620,000	1,731,375
XHR LP, 144A, 6.375%, 8/15/25	648,000	687,690

(Cost $37,736,871)		38,469,356

Venture Capital — 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.75%, 2/1/24	817,000	833,340
4.75%, 9/15/24	1,383,000	1,435,675
6.375%, 12/15/25	934,000	963,188
6.25%, 5/15/26	1,561,000	1,646,855

(Cost $4,850,321)		4,879,058

Industrial — 6.9%
Aerospace/Defense — 1.8%
Bombardier, Inc., 144A, 6.125%, 1/15/23	725,000	780,495
Howmet Aerospace, Inc. 5.125%, 10/1/24	1,617,000	1,779,153
6.875%, 5/1/25	1,508,000	1,784,160
Rolls-Royce PLC, 144A, 3.625%, 10/14/25	1,355,000	1,380,677
Spirit AeroSystems, Inc., 144A, 5.50%, 1/15/25	625,000	654,712
TransDigm, Inc. 144A, 8.00%, 12/15/25	1,747,000	1,871,474
144A, 6.25%, 3/15/26	5,366,000	5,647,715

(Cost $13,717,740)		13,898,386

Building Materials — 0.2%
Builders FirstSource, Inc., 144A, 6.75%, 6/1/27	909,000	971,494
JELD-WEN, Inc., 144A, 4.625%, 12/15/25	692,000	706,072

(Cost $1,664,960)		1,677,566

Electrical Components & Equipment — 0.5%
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	1,876,000	2,020,340
144A, 7.25%, 6/15/28	1,657,000	1,844,970

(Cost $3,818,351)		3,865,310

Electronics — 1.1%
Imola Merger Corp., 144A, 4.75%, 5/15/29	2,590,000	2,683,887

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Electronics (Continued)
Sensata Technologies BV 144A, 4.875%, 10/15/23	$816,000	$874,964
144A, 5.625%, 11/1/24	640,000	712,800
144A, 5.00%, 10/1/25	765,000	856,127
144A, 4.00%, 4/15/29	1,295,000	1,341,374
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30 (a)	587,000	630,350
144A, 3.75%, 2/15/31	953,000	959,085

(Cost $7,980,497)		8,058,587

Engineering & Construction — 0.1%
Fluor Corp., 3.50%, 12/15/24 (Cost $709,337)	685,000	720,781

Environmental Control — 0.7%
Covanta Holding Corp. 5.875%, 7/1/25	518,000	535,483
6.00%, 1/1/27	593,000	614,496
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	625,000	649,219
144A, 3.75%, 8/1/25	1,013,000	1,044,656
144A, 5.125%, 12/15/26	625,000	660,156
144A, 3.50%, 9/1/28	971,000	970,175
Stericycle, Inc., 144A, 5.375%, 7/15/24	750,000	769,710

(Cost $5,228,206)		5,243,895

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc., 5.75%, 6/15/25 (Cost $524,795)	497,000	526,199

Packaging & Containers — 2.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 3.25%, 9/1/28	777,000	783,799
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	907,000	950,082
144A, 4.125%, 8/15/26	1,636,000	1,702,994
Ball Corp. 4.00%, 11/15/23	1,264,000	1,338,260
5.25%, 7/1/25	1,295,000	1,464,969
4.875%, 3/15/26	1,046,000	1,175,442
2.875%, 8/15/30	1,684,000	1,690,382
Berry Global, Inc., 144A, 5.625%, 7/15/27	648,000	682,830
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,295,000	1,358,714
Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/23	877,000	932,909
Sealed Air Corp. 144A, 4.875%, 12/1/22	532,000	551,285
144A, 5.25%, 4/1/23	550,000	578,188
144A, 5.125%, 12/1/24	573,000	622,619

	Principal Amount	Value
Packaging & Containers (Continued)
144A, 5.50%, 9/15/25	$493,000	$553,718
144A, 4.00%, 12/1/27	550,000	590,741
Silgan Holdings, Inc., 4.125%, 2/1/28	642,000	665,228

(Cost $15,383,302)		15,642,160

Transportation — 0.3%
XPO Logistics, Inc. 144A, 6.125%, 9/1/23	690,000	690,000
144A, 6.25%, 5/1/25	1,438,000	1,520,685

(Cost $2,206,568)		2,210,685

Technology — 4.6%
Computers — 1.3%
Dell International LLC / EMC Corp., 144A, 7.125%, 6/15/24	1,553,000	1,587,943
EMC Corp., 3.375%, 6/1/23	1,607,000	1,661,236
Seagate HDD Cayman 4.75%, 6/1/23	443,000	472,018
4.875%, 3/1/24	1,479,000	1,599,331
4.75%, 1/1/25	340,000	375,343
4.875%, 6/1/27	540,000	604,951
Vericast Corp., 144A, 11.00%, 9/15/26	20,200	21,436
Western Digital Corp., 4.75%, 2/15/26	2,979,000	3,330,760

(Cost $9,509,885)		9,653,018

Office/Business Equipment — 0.7%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	546,000	604,395
4.125%, 5/1/25	795,000	827,794
4.25%, 4/1/28	945,000	991,069
3.25%, 2/15/29	875,000	900,156
Xerox Corp., 4.375%, 3/15/23	1,647,000	1,726,797

(Cost $4,972,769)		5,050,211

Semiconductors — 0.3%
Microchip Technology, Inc., 4.25%, 9/1/25	1,501,000	1,582,991
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	868,000	906,010

(Cost $2,453,105)		2,489,001

Software — 2.3%
CDK Global, Inc. 5.00%, 10/15/24	458,000	508,952
4.875%, 6/1/27	1,144,000	1,202,630
144A, 5.25%, 5/15/29	759,000	826,149
Dun & Bradstreet Corp. 144A, 6.875%, 8/15/26	615,000	648,825
144A, 10.25%, 2/15/27	623,000	676,737
MSCI, Inc. 144A, 5.375%, 5/15/27	712,000	760,274
144A, 4.00%, 11/15/29	1,295,000	1,387,269
144A, 3.625%, 9/1/30	1,166,000	1,229,780

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Software (Continued)
144A, 3.875%, 2/15/31	$1,295,000	$1,384,031
144A, 3.625%, 11/1/31	777,000	826,033
144A, 3.25%, 8/15/33	907,000	935,434
Open Text Corp. 144A, 5.875%, 6/1/26	1,063,000	1,098,610
144A, 3.875%, 2/15/28	1,166,000	1,202,437
PTC, Inc. 144A, 3.625%, 2/15/25	613,000	627,559
144A, 4.00%, 2/15/28	678,000	701,730
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	2,502,000	2,652,620
Twilio, Inc., 3.625%, 3/15/29	790,000	816,426

(Cost $17,277,036)		17,485,496

Utilities — 2.7%
Electric — 2.2%
Calpine Corp., 144A, 5.25%, 6/1/26	1,063,000	1,097,547
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/28	1,070,000	1,134,146
DPL, Inc., 4.125%, 7/1/25	521,000	558,382
FirstEnergy Corp. Series B, 4.75%, 3/15/23	1,193,000	1,243,643
Series B, 4.40%, 7/15/27	1,827,000	2,052,695
2.65%, 3/1/30	754,000	769,080
Series B, 2.25%, 9/1/30	678,000	672,196
FirstEnergy Transmission LLC 144A, 4.35%, 1/15/25	777,000	856,066
144A, 2.866%, 9/15/28	648,000	686,104
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	907,000	958,608
144A, 3.875%, 10/15/26	736,000	781,319
144A, 4.50%, 9/15/27	652,000	706,044
NRG Energy, Inc. 6.625%, 1/15/27	30,000	31,173
5.75%, 1/15/28	1,063,000	1,137,410

	Principal Amount	Value
Electric (Continued)
144A, 3.375%, 2/15/29	$687,000	$691,294
144A, 5.25%, 6/15/29	906,000	984,777
TransAlta Corp., 4.50%, 11/15/22	518,000	539,070
Vistra Operations Co. LLC, 144A, 5.50%, 9/1/26	1,251,000	1,288,280

(Cost $15,903,971)		16,187,834

Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	941,000	1,030,395
5.50%, 5/20/25	900,000	990,000
5.875%, 8/20/26	881,000	992,226
5.75%, 5/20/27	575,000	647,758

(Cost $3,623,109)		3,660,379

TOTAL CORPORATE BONDS (Cost $727,481,440)		738,382,074

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $4,866,433)	4,866,433	4,866,433

CASH EQUIVALENTS — 4.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $29,654,545)	29,654,545	29,654,545

TOTAL INVESTMENTS — 103.0% (Cost $762,002,418)		$772,903,052
Other assets and liabilities, net — (3.0%)		(22,518,784)

NET ASSETS — 100.0%		$750,384,268

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
CORPORATE BONDS — 0.2%
Financial — 0.2%
Deutsche Bank AG , 3.73%, 1/14/32 (b)
—	1,610,022		—	—	62,195	19,917	—	1,619,000	1,672,217

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
612,989	4,253,444(e	)	—	—	—	227	—	4,866,433	4,866,433

CASH EQUIVALENTS — 4.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
1,116,381	104,126,511		(75,588,347)	—	—	1,775	—	29,654,545	29,654,545

1,729,370	109,989,977		(75,588,347)	—	62,195	21,919	—	36,139,978	36,193,195

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2021

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $12,878,522, which is 1.7% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $8,439,017.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$738,382,074	$—	$738,382,074
Short-Term Investments (f)	34,520,978	—	—	34,520,978

TOTAL	$34,520,978	$738,382,074	$—	$772,903,052

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

August 31, 2021

	Principal Amount	Value
CORPORATE BONDS — 94.6%
Basic Materials — 3.1%
Chemicals — 1.6%
Ashland LLC, 4.75%, 8/15/22	$64,000	$65,920
CF Industries, Inc., 3.45%, 6/1/23	102,000	107,420
Consolidated Energy Finance SA, 144A, 6.875%, 6/15/25	150,000	155,062
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	85,000	86,169
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	144,000	152,460
144A, 5.00%, 5/1/25	50,000	53,325
OCI NV, 144A, 5.25%, 11/1/24	155,000	160,038
Olin Corp., 144A, 9.50%, 6/1/25	75,000	94,106
TPC Group, Inc., 144A, 10.50%, 8/1/24	151,000	139,864
Tronox, Inc., 144A, 6.50%, 5/1/25	219,000	231,319

(Cost $1,223,955)		1,245,683

Iron/Steel — 0.7%
Allegheny Technologies, Inc., 7.875%, 8/15/23 (a)	61,000	65,807
Cleveland-Cliffs, Inc. 144A, 9.875%, 10/17/25	109,000	126,576
144A, 6.75%, 3/15/26	215,000	230,856
United States Steel Corp., 6.25%, 3/15/26 (a)	105,000	108,279

(Cost $522,593)		531,518

Mining — 0.8%
Arconic Corp., 144A, 6.00%, 5/15/25	150,000	158,970
FMG Resources August 2006 Pty Ltd., 144A, 5.125%, 5/15/24	117,000	125,992
Freeport-McMoRan, Inc. 3.875%, 3/15/23	135,000	139,725
4.55%, 11/14/24	85,000	92,119
Hudbay Minerals, Inc., 144A, 4.50%, 4/1/26	85,000	85,548

(Cost $594,050)		602,354

Communications — 13.2%
Advertising — 0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.25%, 6/15/25
(Cost $66,924)	65,000	69,118

Internet — 1.1%
Cogent Communications Group, Inc., 144A, 3.50%, 5/1/26	70,000	71,487
Netflix, Inc. 5.50%, 2/15/22	38,000	38,803

	Principal Amount	Value
Internet (Continued)
5.75%, 3/1/24	$61,000	$67,850
5.875%, 2/15/25	160,000	183,800
144A, 3.625%, 6/15/25	68,000	72,930
NortonLifeLock, Inc. 3.95%, 6/15/22	61,000	61,898
144A, 5.00%, 4/15/25	115,000	116,400
Uber Technologies, Inc., 144A, 7.50%, 5/15/25	175,000	186,813

(Cost $787,114)		799,981

Media — 4.5%
AMC Networks, Inc. 5.00%, 4/1/24	81,000	82,114
4.75%, 8/1/25 (a)	215,000	220,644
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.00%, 3/1/23	68,000	68,496
144A, 5.75%, 2/15/26	250,000	257,187
CSC Holdings LLC 6.75%, 11/15/21	166,000	167,934
5.875%, 9/15/22	154,000	160,352
5.25%, 6/1/24	62,000	66,960
Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/26	512,000	340,198
DISH DBS Corp. 5.875%, 7/15/22	318,000	329,267
5.00%, 3/15/23	225,000	235,125
5.875%, 11/15/24	405,000	435,881
7.75%, 7/1/26	285,000	326,809
iHeartCommunications, Inc., 6.375%, 5/1/26	130,000	137,475
Meredith Corp., 6.875%, 2/1/26 (a)	148,000	153,550
Quebecor Media, Inc., 5.75%, 1/15/23	115,000	122,188
TEGNA, Inc., 144A, 4.75%, 3/15/26	75,000	79,688
Univision Communications, Inc., 144A, 5.125%, 2/15/25	172,000	175,342
Videotron Ltd., 144A, 5.375%, 6/15/24	111,000	122,378

(Cost $3,426,775)		3,481,588

Telecommunications — 7.5%
Cincinnati Bell, Inc., 144A, 7.00%, 7/15/24	62,000	63,240
CommScope Technologies LLC, 144A, 6.00%, 6/15/25	193,000	196,522
CommScope, Inc., 144A, 6.00%, 3/1/26	310,000	325,639
DKT Finance ApS, 144A, 9.375%, 6/17/23	150,000	153,394
Hughes Satellite Systems Corp. 5.25%, 8/1/26	125,000	141,683
6.625%, 8/1/26	125,000	142,201

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Telecommunications (Continued)
Lumen Technologies, Inc. Series T, 5.80%, 3/15/22	$231,000	$236,486
Series W, 6.75%, 12/1/23	162,000	178,411
Series Y, 7.50%, 4/1/24	216,000	240,570
5.625%, 4/1/25	123,000	133,271
Qwest Corp., 6.75%, 12/1/21	131,000	133,063
Sprint Communications, Inc. 11.50%, 11/15/21	157,000	160,430
6.00%, 11/15/22	265,000	280,237
Sprint Corp. 7.25%, 9/15/21	406,000	407,401
7.875%, 9/15/23	553,000	627,213
7.125%, 6/15/24	495,000	569,869
7.625%, 2/15/25	140,000	165,900
7.625%, 3/1/26	250,000	308,550
Telecom Italia SpA, 144A, 5.303%, 5/30/24	244,000	265,216
T-Mobile USA, Inc. 4.00%, 4/15/22	44,000	44,715
2.25%, 2/15/26	300,000	306,750
2.625%, 4/15/26	175,000	180,031
VEON Holdings BV, 144A, 4.00%, 4/9/25	300,000	316,883
Viasat, Inc., 144A, 5.625%, 9/15/25	150,000	152,872

(Cost $5,631,930)		5,730,547

Consumer, Cyclical — 27.7%
Airlines — 3.0%
Air Canada, 144A, 3.875%, 8/15/26	201,000	202,509
American Airlines Group, Inc., 144A, 3.75%, 3/1/25	100,000	89,135
American Airlines, Inc., 144A, 11.75%, 7/15/25	416,000	516,984
Delta Air Lines, Inc. 3.625%, 3/15/22	130,000	131,378
3.80%, 4/19/23	100,000	103,659
2.90%, 10/28/24	266,000	271,183
7.375%, 1/15/26	169,000	199,098
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	233,000	245,671
United Airlines Holdings, Inc., 4.25%, 10/1/22	167,000	170,549
United Airlines, Inc., 144A, 4.375%, 4/15/26	326,000	338,838

(Cost $2,202,130)		2,269,004

Apparel — 0.6%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	122,000	129,625
144A, 4.875%, 5/15/26	222,000	242,535
William Carter Co., 144A, 5.50%, 5/15/25	75,000	78,896

(Cost $443,749)		451,056

	Principal Amount	Value
Auto Manufacturers — 4.7%
Ford Motor Co. 8.50%, 4/21/23	$205,000	$227,037
9.00%, 4/22/25	545,000	666,508
Ford Motor Credit Co. LLC MTN, 3.55%, 10/7/22	449,000	460,225
3.087%, 1/9/23	200,000	204,000
3.096%, 5/4/23	200,000	204,690
4.375%, 8/6/23	218,000	228,115
5.584%, 3/18/24	115,000	124,769
3.664%, 9/8/24	442,000	461,338
5.125%, 6/16/25	200,000	219,750
4.134%, 8/4/25	25,000	26,719
3.375%, 11/13/25	330,000	341,962
Jaguar Land Rover Automotive PLC 144A, 5.625%, 2/1/23	300,000	301,875
144A, 7.75%, 10/15/25	100,000	109,105

(Cost $3,443,371)		3,576,093

Auto Parts & Equipment — 1.3%
Adient US LLC, 144A, 9.00%, 4/15/25	100,000	109,147
American Axle & Manufacturing, Inc. 6.25%, 4/1/25 (a)	52,000	53,797
6.25%, 3/15/26	60,000	61,875
Clarios Global LP, 144A, 6.75%, 5/15/25	134,000	142,040
Clarios Global LP / Clarios US Finance Co., 144A, 6.25%, 5/15/26	100,000	105,500
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	160,000	177,448
Tenneco, Inc., 5.00%, 7/15/26 (a)	125,000	124,844
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	246,000	267,832

(Cost $1,010,110)		1,042,483

Distribution/Wholesale — 0.5%
Avient Corp. 5.25%, 3/15/23	32,000	34,040
144A, 5.75%, 5/15/25	250,000	264,187
Wolverine Escrow LLC, 144A, 8.50%, 11/15/24	88,000	83,710

(Cost $371,238)		381,937

Entertainment — 4.1%
AMC Entertainment Holdings, Inc., 144A, 10.50%, 4/15/25 (a)	60,000	64,350
Banijay Entertainment SASU, 144A, 5.375%, 3/1/25	105,000	108,019
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/25	553,000	585,185
Caesars Resort Collection LLC / CRC Finco, Inc. 144A, 5.75%, 7/1/25 (a)	163,000	171,354
144A, 5.25%, 10/15/25	276,000	280,264

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Entertainment (Continued)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A, 5.50%, 5/1/25	$192,000	$200,400
Cinemark USA, Inc., 144A, 5.875%, 3/15/26 (a)	13,000	12,951
Cirsa Finance International SARL, 144A, 7.875%, 12/20/23	70,000	71,378
International Game Technology PLC 144A, 6.50%, 2/15/25	175,000	195,125
144A, 4.125%, 4/15/26	200,000	207,960
Live Nation Entertainment, Inc., 144A, 4.875%, 11/1/24	178,000	180,670
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	183,000	192,218
Scientific Games International, Inc. 144A, 8.625%, 7/1/25	52,000	56,204
144A, 5.00%, 10/15/25	330,000	339,834
144A, 8.25%, 3/15/26	135,000	143,758
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	200,000	202,414
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	77,000	82,390
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	50,000	53,339

(Cost $3,098,451)		3,147,813

Food Service — 0.6%
Aramark Services, Inc., 144A, 6.375%, 5/1/25 (Cost $428,969)	410,000	434,518

Home Builders — 0.3%
Meritage Homes Corp., 6.00%, 6/1/25	80,000	91,838
Toll Brothers Finance Corp. 5.875%, 2/15/22	57,000	57,632
4.375%, 4/15/23	56,000	58,450

(Cost $200,066)		207,920

Housewares — 0.8%
Newell Brands, Inc. 4.35%, 4/1/23	157,000	165,803
4.875%, 6/1/25	68,000	75,774
4.70%, 4/1/26	305,000	341,219

(Cost $572,373)		582,796

Leisure Time — 4.8%
Carnival Corp. 144A, 11.50%, 4/1/23	484,000	544,345
144A, 10.50%, 2/1/26 (a)	105,000	121,277
144A, 7.625%, 3/1/26	515,000	546,866
Life Time, Inc. 144A, 5.75%, 1/15/26	212,000	217,565
144A, 8.00%, 4/15/26	100,000	104,875
NCL Corp. Ltd. 144A, 12.25%, 5/15/24	227,000	268,146
144A, 3.625%, 12/15/24	370,000	350,113
144A, 10.25%, 2/1/26	160,000	185,034

	Principal Amount	Value
Leisure Time (Continued)
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	$88,000	$90,200
144A, 10.875%, 6/1/23	336,000	378,560
144A, 9.125%, 6/15/23	283,000	308,824
144A, 11.50%, 6/1/25	114,000	131,385
144A, 4.25%, 7/1/26	110,000	107,388
144A, 5.50%, 8/31/26	200,000	203,000
Viking Cruises Ltd., 144A, 13.00%, 5/15/25	79,000	91,544

(Cost $3,616,484)		3,649,122

Lodging — 3.2%
Boyd Gaming Corp., 144A, 8.625%, 6/1/25	90,000	97,744
Diamond Resorts International, Inc. 144A, 7.75%, 9/1/23	77,000	78,492
144A, 10.75%, 9/1/24	66,000	67,774
Hilton Domestic Operating Co., Inc., 144A, 5.375%, 5/1/25	81,000	85,082
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/25	65,000	68,415
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	200,000	203,750
144A, 5.25%, 4/26/26	200,000	206,004
MGM Resorts International 7.75%, 3/15/22	230,000	238,384
6.00%, 3/15/23	204,000	216,240
6.75%, 5/1/25	91,000	96,574
5.75%, 6/15/25	200,000	219,250
Travel + Leisure Co. 4.25%, 3/1/22	104,000	104,390
3.90%, 3/1/23	133,000	137,204
144A, 6.625%, 7/31/26	150,000	169,688
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23	304,000	312,296
144A, 5.50%, 3/1/25	179,000	189,964

(Cost $2,436,189)		2,491,251

Retail — 3.7%
1011778 BC ULC / New Red Finance, Inc., 144A, 5.75%, 4/15/25	190,000	200,450
Bath & Body Works, Inc., 144A, 9.375%, 7/1/25	76,000	98,420
Carvana Co., 144A, 5.625%, 10/1/25	60,000	62,475
eG Global Finance PLC 144A, 6.75%, 2/7/25	100,000	102,875
144A, 8.50%, 10/30/25	90,000	94,392
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.375%, 4/1/26	288,000	283,320
Gap, Inc. 144A, 8.375%, 5/15/23	85,000	95,370
144A, 8.625%, 5/15/25	120,000	131,076
Golden Nugget, Inc., 144A, 6.75%, 10/15/24	183,000	183,650

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Retail (Continued)
IRB Holding Corp., 144A, 7.00%, 6/15/25	$237,000	$253,720
Macy’s Retail Holdings LLC, 2.875%, 2/15/23	171,000	174,206
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	155,000	164,300
Party City Holdings, Inc., 144A, 8.75%, 2/15/26 (a)	105,000	109,594
Penske Automotive Group, Inc., 3.50%, 9/1/25	150,000	155,379
QVC, Inc. 4.375%, 3/15/23	101,000	105,924
4.85%, 4/1/24	148,000	161,098
4.45%, 2/15/25	150,000	160,677
Rite Aid Corp. 144A, 7.50%, 7/1/25	100,000	102,974
144A, 8.00%, 11/15/26	91,000	93,948
Yum! Brands, Inc., 144A, 7.75%, 4/1/25	125,000	134,830

(Cost $2,804,362)		2,868,678

Toys/Games/Hobbies — 0.1%
Mattel, Inc., 144A, 3.375%, 4/1/26 (Cost $92,980)	90,000	93,606

Consumer, Non-cyclical — 11.2%
Commercial Services — 1.8%
ADT Security Corp., 4.125%, 6/15/23	98,000	103,145
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A, 6.625%, 7/15/26	316,000	338,120
APX Group, Inc., 7.625%, 9/1/23	33,000	33,668
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	63,000	64,657
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	92,000	98,095
144A, 5.75%, 4/15/26	243,000	263,190
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	149,000	171,909
144A, 7.375%, 9/1/25	96,000	101,640
Square, Inc., 144A, 2.75%, 6/1/26	165,000	169,707

(Cost $1,318,767)		1,344,131

Cosmetics/Personal Care — 0.4%
Coty, Inc. 144A, 5.00%, 4/15/26	175,000	180,639
144A, 6.50%, 4/15/26 (a)	127,000	131,127

(Cost $305,153)		311,766

	Principal Amount	Value
Food — 1.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.50%, 2/15/23	$102,000	$105,079
144A, 3.25%, 3/15/26	100,000	102,750
144A, 7.50%, 3/15/26	150,000	163,465
B&G Foods, Inc., 5.25%, 4/1/25 (a)	120,000	123,300
Kraft Heinz Foods Co., 3.00%, 6/1/26	330,000	350,134
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/1/24	163,000	167,483
Sigma Holdco BV, 144A, 7.875%, 5/15/26 (a)	80,000	80,300
US Foods, Inc., 144A, 6.25%, 4/15/25	269,000	283,795

(Cost $1,366,016)		1,376,306

Healthcare-Services — 3.8%
CHS/Community Health Systems, Inc. 144A, 6.625%, 2/15/25	270,000	284,142
144A, 8.00%, 3/15/26	250,000	267,925
HCA, Inc. 5.875%, 5/1/23	191,000	206,041
5.375%, 2/1/25	450,000	507,661
5.875%, 2/15/26	231,000	268,203
Legacy LifePoint Health LLC, 144A, 6.75%, 4/15/25	100,000	105,375
Molina Healthcare, Inc., 5.375%, 11/15/22	98,000	101,724
Tenet Healthcare Corp. 6.75%, 6/15/23	286,000	310,310
4.625%, 7/15/24	218,000	221,270
144A, 4.625%, 9/1/24	116,000	119,104
144A, 7.50%, 4/1/25	200,000	214,258
144A, 4.875%, 1/1/26	304,000	315,719

(Cost $2,861,979)		2,921,732

Pharmaceuticals — 3.4%
Bausch Health Americas, Inc., 144A, 9.25%, 4/1/26	300,000	323,250
Bausch Health Cos., Inc. 144A, 6.125%, 4/15/25	456,000	466,830
144A, 5.50%, 11/1/25	313,000	320,559
144A, 9.00%, 12/15/25	190,000	202,350
Elanco Animal Health, Inc., 5.272%, 8/28/23	108,000	115,835
Teva Pharmaceutical Finance Co. BV Series 2, 3.65%, 11/10/21	101,000	101,551
2.95%, 12/18/22	215,000	216,881
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	506,000	500,808
6.00%, 4/15/24	190,000	199,223
7.125%, 1/31/25	136,000	148,709

(Cost $2,565,039)		2,595,996

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Energy — 13.4%
Energy-Alternate Sources — 0.3%
TerraForm Power Operating LLC, 144A, 4.25%, 1/31/23 (Cost $262,492)	$256,000	$263,360

Oil & Gas — 8.2%
Antero Resources Corp., 5.00%, 3/1/25 (a)	100,000	102,215
Apache Corp., 4.625%, 11/15/25	100,000	108,346
Callon Petroleum Co., 6.125%, 10/1/24 (a)	88,000	85,030
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	100,000	103,375
Chesapeake Energy Corp., 144A, 5.50%, 2/1/26	130,000	136,105
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	86,000	86,279
CITGO Petroleum Corp., 144A, 7.00%, 6/15/25	566,000	580,857
Continental Resources, Inc. 4.50%, 4/15/23	24,000	25,050
3.80%, 6/1/24	204,000	218,025
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	270,000	278,419
CVR Energy, Inc., 144A, 5.25%, 2/15/25 (a)	27,000	26,495
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 6.625%, 7/15/25	184,000	195,353
EQT Corp. 3.00%, 10/1/22 (a)	87,000	88,943
6.625%, 2/1/25	174,000	199,660
144A, 3.125%, 5/15/26	76,000	78,185
Laredo Petroleum, Inc., 9.50%, 1/15/25	75,000	77,183
Leviathan Bond Ltd. 144A,REGS, 5.75%, 6/30/23	72,000	75,223
144A,REGS, 6.125%, 6/30/25	93,000	101,570
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	155,000	132,621
Murphy Oil Corp., 5.75%, 8/15/25	90,000	92,137
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	85,000	79,156
Nabors Industries, Inc., 5.75%, 2/1/25	87,000	73,515
Occidental Petroleum Corp. 6.95%, 7/1/24	150,000	168,968
2.90%, 8/15/24	100,000	102,625
3.50%, 6/15/25	160,000	168,065
5.875%, 9/1/25 (a)	264,000	297,346
5.50%, 12/1/25 (a)	100,000	111,629
5.55%, 3/15/26	194,000	216,553
3.40%, 4/15/26	75,000	77,156
3.20%, 8/15/26	300,000	310,004

	Principal Amount	Value
Oil & Gas (Continued)
Ovintiv Exploration, Inc. 5.625%, 7/1/24	$130,000	$144,948
5.375%, 1/1/26	100,000	113,146
PBF Holding Co. LLC / PBF Finance Corp. 144A, 9.25%, 5/15/25 (a)	25,000	24,156
7.25%, 6/15/25	50,000	35,066
PDC Energy, Inc. 6.125%, 9/15/24	72,000	73,272
5.75%, 5/15/26 (a)	161,000	167,376
Puma International Financing SA 144A, 5.125%, 10/6/24	200,000	200,751
144A, 5.00%, 1/24/26	200,000	200,427
Range Resources Corp. 5.00%, 3/15/23	199,000	204,484
4.875%, 5/15/25 (a)	115,000	119,169
SM Energy Co., 144A, 10.00%, 1/15/25	159,000	177,484
Southwestern Energy Co. 6.45%, 1/23/25	130,000	141,848
7.50%, 4/1/26 (a)	100,000	106,125
Transocean, Inc. 144A, 7.25%, 11/1/25	76,000	59,375
144A, 7.50%, 1/15/26	141,000	108,041

(Cost $5,989,214)		6,271,756

Oil & Gas Services — 1.2%
TechnipFMC PLC, 144A, 6.50%, 2/1/26	163,000	173,224
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	110,000	114,437
Weatherford International Ltd. 144A, 8.75%, 9/1/24	193,000	200,961
144A, 11.00%, 12/1/24	385,000	402,806

(Cost $824,124)		891,428

Pipelines — 3.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 7.875%, 5/15/26	75,000	82,688
Buckeye Partners LP 4.15%, 7/1/23	68,000	70,298
144A, 4.125%, 3/1/25	68,000	70,382
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	50,000	51,125
DCP Midstream Operating LP 3.875%, 3/15/23	73,000	75,135
5.375%, 7/15/25	112,000	123,480
EnLink Midstream Partners LP 4.40%, 4/1/24	180,000	187,461
4.15%, 6/1/25	50,000	51,561
4.85%, 7/15/26	250,000	260,498
EQM Midstream Partners LP 4.75%, 7/15/23	100,000	104,625
4.00%, 8/1/24	25,000	25,620
144A, 6.00%, 7/1/25	170,000	183,812

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Pipelines (Continued)
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	$60,000	$58,876
Hess Midstream Operations LP, 144A, 5.625%, 2/15/26	100,000	103,962
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23	525,000	491,531
NuStar Logistics LP 5.75%, 10/1/25	100,000	107,625
6.00%, 6/1/26	150,000	162,530
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	54,000	55,646
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 7.50%, 10/1/25	98,000	105,717
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	100,000	104,750
Western Midstream Operating LP 4.35%, 2/1/25	300,000	315,621
4.65%, 7/1/26	33,000	35,615

(Cost $2,768,979)		2,828,558

Financial — 10.8%
Banks — 2.2%
CIT Group, Inc. 5.00%, 8/15/22	275,000	286,261
5.00%, 8/1/23	114,000	122,977
4.75%, 2/16/24	50,000	54,000
3.929%, 6/19/24	50,000	52,500
5.25%, 3/7/25	75,000	84,634
Commerzbank AG, 144A, 8.125%, 9/19/23	136,000	153,583
Freedom Mortgage Corp. 144A, 8.125%, 11/15/24	102,000	103,408
144A, 8.25%, 4/15/25	76,000	77,627
144A, 7.625%, 5/1/26	180,000	180,516
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	265,000	287,781
144A, 5.71%, 1/15/26	290,000	326,382

(Cost $1,699,728)		1,729,669

Diversified Financial Services — 3.4%
Ally Financial, Inc., 5.75%, 11/20/25	180,000	205,604
LD Holdings Group LLC, 144A, 6.50%, 11/1/25	18,000	18,382
Navient Corp. 6.50%, 6/15/22	149,000	154,774
5.50%, 1/25/23	166,000	174,300
7.25%, 9/25/23	68,000	74,792
MTN, 6.125%, 3/25/24	145,000	157,390
5.875%, 10/25/24	56,000	61,093
6.75%, 6/25/25	110,000	122,787
6.75%, 6/15/26	100,000	112,750

	Principal Amount	Value
Diversified Financial Services (Continued)
OneMain Finance Corp. 6.125%, 5/15/22	$153,000	$157,973
5.625%, 3/15/23	147,000	155,465
6.125%, 3/15/24	117,000	126,214
6.875%, 3/15/25	265,000	300,444
8.875%, 6/1/25	200,000	219,590
7.125%, 3/15/26	255,000	298,031
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	106,000	109,820
United Wholesale Mortgage LLC, 144A, 5.50%, 11/15/25	130,000	133,413

(Cost $2,524,923)		2,582,822

Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 144A, 7.00%, 11/15/25	126,000	128,520
AssuredPartners, Inc., 144A, 7.00%, 8/15/25	176,000	179,080
HUB International Ltd., 144A, 7.00%, 5/1/26	150,000	155,377
Radian Group, Inc., 6.625%, 3/15/25	160,000	180,600

(Cost $629,847)		643,577

Real Estate — 0.4%
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.875%, 6/1/23	62,000	64,623
144A, 7.625%, 6/15/25	200,000	215,598

(Cost $272,149)		280,221

Real Estate Investment Trusts — 3.2%
Diversified Healthcare Trust, 9.75%, 6/15/25	248,000	273,110
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 3.375%, 6/15/26	150,000	153,045
iStar, Inc. 4.75%, 10/1/24	94,000	99,880
4.25%, 8/1/25	150,000	156,562
5.50%, 2/15/26	65,000	68,169
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 5.25%, 3/15/22	76,000	76,361
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	102,000	111,307
144A, 4.625%, 6/15/25	122,000	131,278
SBA Communications Corp., 4.875%, 9/1/24	143,000	145,324
Service Properties Trust 5.00%, 8/15/22	118,000	119,333
4.35%, 10/1/24	130,000	131,950
7.50%, 9/15/25	170,000	192,116
Starwood Property Trust, Inc. 5.00%, 12/15/21	70,000	70,100
4.75%, 3/15/25	70,000	73,412
144A, 3.625%, 7/15/26	65,000	65,488

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 144A, 7.125%, 12/15/24	$150,000	$154,462
144A, 7.875%, 2/15/25	322,000	344,540
VICI Properties LP / VICI Note Co., Inc., 144A, 3.50%, 2/15/25	50,000	51,313
XHR LP, 144A, 6.375%, 8/15/25	50,000	53,063

(Cost $2,405,609)		2,470,813

Venture Capital — 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.75%, 2/1/24	115,000	117,300
4.75%, 9/15/24	178,000	184,779
6.25%, 5/15/26	270,000	284,850

(Cost $575,292)		586,929

Industrial — 9.4%
Aerospace/Defense — 4.0%
Bombardier, Inc. 144A, 6.00%, 10/15/22	74,000	74,181
144A, 6.125%, 1/15/23	90,000	96,889
144A, 7.50%, 12/1/24	250,000	260,888
144A, 7.50%, 3/15/25	225,000	231,417
144A, 7.125%, 6/15/26	213,000	224,981
Howmet Aerospace, Inc. 5.125%, 10/1/24	241,000	265,168
6.875%, 5/1/25	125,000	147,891
Rolls-Royce PLC, 144A, 3.625%, 10/14/25	156,000	158,956
Spirit AeroSystems, Inc. 144A, 5.50%, 1/15/25	100,000	104,754
144A, 7.50%, 4/15/25	45,000	47,700
TransDigm, Inc. 144A, 8.00%, 12/15/25	180,000	192,825
144A, 6.25%, 3/15/26	880,000	926,200
Triumph Group, Inc. 144A, 8.875%, 6/1/24	114,000	125,685
144A, 6.25%, 9/15/24	71,000	71,962
7.75%, 8/15/25 (a)	118,000	117,853

(Cost $2,905,427)		3,047,350

Building Materials — 0.1%
JELD-WEN, Inc., 144A, 4.625%, 12/15/25 (Cost $81,327)	80,000	81,627

Electrical Components & Equipment — 0.5%
WESCO Distribution, Inc., 144A, 7.125%, 6/15/25 (Cost $347,736)	325,000	350,005

Electronics — 0.3%
Sensata Technologies BV 144A, 4.875%, 10/15/23	76,000	81,492
144A, 5.625%, 11/1/24	61,000	67,938
144A, 5.00%, 10/1/25	107,000	119,746

(Cost $261,896)		269,176

	Principal Amount	Value
Engineering & Construction — 0.3%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	$153,000	$154,339
Fluor Corp., 3.50%, 12/15/24 (a)	68,000	71,552

(Cost $220,838)		225,891

Environmental Control — 0.6%
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	232,000	240,990
144A, 3.75%, 8/1/25	50,000	51,562
Stericycle, Inc., 144A, 5.375%, 7/15/24	149,000	152,916

(Cost $440,633)		445,468

Miscellaneous Manufacturing — 0.3%
FXI Holdings, Inc., 144A, 7.875%, 11/1/24	175,000	180,022
Hillenbrand, Inc., 5.75%, 6/15/25	50,000	52,938

(Cost $227,528)		232,960

Packaging & Containers — 2.8%
Ball Corp. 5.00%, 3/15/22	292,000	298,205
4.00%, 11/15/23	83,000	87,876
5.25%, 7/1/25	250,000	282,812
4.875%, 3/15/26	100,000	112,375
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	157,000	164,724
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/25	206,000	208,317
LABL, Inc., 144A, 6.75%, 7/15/26	100,000	105,125
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	400,000	405,180
144A, 7.25%, 4/15/25	182,000	180,144
Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/23	110,000	117,013
Sealed Air Corp. 144A, 4.875%, 12/1/22	58,000	60,103
144A, 5.125%, 12/1/24	50,000	54,330
144A, 5.50%, 9/15/25	80,000	89,853

(Cost $2,117,318)		2,166,057

Transportation — 0.4%
XPO Logistics, Inc., 144A, 6.25%, 5/1/25 (Cost $291,205)	275,000	290,813

Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC, 144A, 6.50%, 10/1/25 (Cost $106,396)	105,000	108,281

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Technology — 4.0%
Computers — 1.6%
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	$33,000	$33,743
144A, 9.375%, 7/15/25	200,000	220,000
EMC Corp., 3.375%, 6/1/23	121,000	125,084
Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, 7/15/23	161,000	120,951
Seagate HDD Cayman 4.875%, 3/1/24	103,000	111,380
4.75%, 1/1/25	120,000	132,474
Vericast Corp., 144A, 8.375%, 8/15/22	66,000	66,956
Western Digital Corp., 4.75%, 2/15/26	375,000	419,280

(Cost $1,169,684)		1,229,868

Office/Business Equipment — 0.8%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	108,000	119,551
4.125%, 5/1/25	170,000	177,012
Xerox Corp., 4.375%, 3/15/23	153,000	160,413
Xerox Holdings Corp., 144A, 5.00%, 8/15/25	175,000	184,795

(Cost $629,557)		641,771

Semiconductors — 0.4%
ams AG, 144A, 7.00%, 7/31/25 (a)	75,000	80,422
Microchip Technology, Inc., 4.25%, 9/1/25	198,000	208,816

(Cost $286,242)		289,238

Software — 1.2%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	102,000	109,313
CDK Global, Inc., 5.00%, 10/15/24	52,000	57,785
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	260,000	262,925
PTC, Inc., 144A, 3.625%, 2/15/25	132,000	135,135
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	338,000	351,845

(Cost $905,608)		917,003

Utilities — 1.8%
Electric — 1.2%
DPL, Inc., 4.125%, 7/1/25	260,000	278,655
FirstEnergy Corp., Series B, 4.75%, 3/15/23	100,000	104,245

	Principal Amount	Value
Electric (Continued)
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/25	$142,000	$156,450
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/24	300,000	317,070
Talen Energy Supply LLC, 6.50%, 6/1/25	25,000	10,973
TransAlta Corp., 4.50%, 11/15/22	54,000	56,196

(Cost $922,270)		923,589

Gas — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	121,000	132,495
5.50%, 5/20/25	107,000	117,700
5.875%, 8/20/26	200,000	225,250

(Cost $468,608)		475,445

TOTAL CORPORATE BONDS (Cost $70,725,397)		72,450,672

	Number of Shares
SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $1,323,612)	1,323,612	1,323,612

CASH EQUIVALENTS — 6.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $5,311,866)	5,311,866	5,311,866

TOTAL INVESTMENTS — 103.2% (Cost $77,360,875)		$79,086,150
Other assets and liabilities, net — (3.2%)		(2,458,197)

NET ASSETS — 100.0%		$76,627,953

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2021

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
1,815,630	—	(492,018	)(d)	—	—	291	—	1,323,612	1,323,612

CASH EQUIVALENTS — 6.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
1,670,002	24,403,755	(20,761,891)		—	—	771	—	5,311,866	5,311,866

3,485,632	24,403,755	(21,253,909)		—	—	1,062	—	6,635,478	6,635,478

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $2,620,240, which is 3.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,401,605.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$72,450,672	$—	$72,450,672
Short-Term Investments (e)	6,635,478	—	—	6,635,478

TOTAL	$6,635,478	$72,450,672	$—	$79,086,150

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

August 31, 2021

	Principal Amount	Value
CORPORATE BONDS — 98.8%
Basic Materials — 4.0%
Chemicals — 1.8%
Ashland LLC 4.75%, 8/15/22	$2,252,000	$2,319,560
144A, 3.375%, 9/1/31	2,500,000	2,572,787
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	3,867,000	3,799,695
CF Industries, Inc., 3.45%, 6/1/23	4,097,000	4,314,715
Chemours Co. 5.375%, 5/15/27 (a)	2,785,000	3,028,813
144A, 5.75%, 11/15/28	4,580,000	4,860,525
144A, 4.625%, 11/15/29	3,600,000	3,587,868
Consolidated Energy Finance SA 144A, 6.875%, 6/15/25	2,731,000	2,823,171
144A, 6.50%, 5/15/26	2,189,000	2,224,779
INEOS Group Holdings SA, 144A, 5.625%, 8/1/24	2,737,000	2,743,993
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	2,762,000	2,799,977
Methanex Corp. 5.125%, 10/15/27	3,889,000	4,240,468
5.25%, 12/15/29 (a)	3,900,000	4,236,707
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	5,800,000	6,140,750
144A, 5.00%, 5/1/25	2,861,000	3,051,285
144A, 5.25%, 6/1/27	5,814,000	6,220,050
144A, 4.25%, 5/15/29	3,215,000	3,235,094
OCI NV, 144A, 5.25%, 11/1/24	3,270,000	3,376,275
Olin Corp. 144A, 9.50%, 6/1/25	2,737,000	3,434,251
5.125%, 9/15/27	2,851,000	2,965,040
5.625%, 8/1/29	4,143,000	4,577,186
5.00%, 2/1/30	3,127,000	3,360,024
SCIH Salt Holdings, Inc. 144A, 4.875%, 5/1/28	6,121,000	6,173,335
144A, 6.625%, 5/1/29 (a)	3,867,000	3,808,357
SPCM SA, 144A, 4.875%, 9/15/25	2,837,000	2,905,556
TPC Group, Inc., 144A, 10.50%, 8/1/24	5,181,000	4,798,901
Tronox, Inc. 144A, 6.50%, 5/1/25	2,787,000	2,943,769
144A, 4.625%, 3/15/29	5,938,000	6,028,258
Valvoline, Inc. 144A, 4.25%, 2/15/30	3,342,000	3,471,954
144A, 3.625%, 6/15/31	2,979,000	2,968,231
WR Grace & Co.-Conn, 144A, 4.875%, 6/15/27	4,275,000	4,440,656
WR Grace Holdings LLC, 144A, 5.625%, 8/15/29	6,400,000	6,682,880

(Cost $123,169,143)		124,134,910

	Principal Amount	Value
Forest Products & Paper — 0.1%
Mercer International, Inc., 5.125%, 2/1/29 (Cost $4,947,587)	$4,818,000	$4,872,203

Iron/Steel — 0.4%
Allegheny Technologies, Inc., 7.875%, 8/15/23	2,787,000	3,006,602
Cleveland-Cliffs, Inc. 144A, 9.875%, 10/17/25	4,204,000	4,881,895
144A, 6.75%, 3/15/26	4,422,000	4,748,122
5.875%, 6/1/27	2,973,000	3,110,501
144A, 4.625%, 3/1/29 (a)	2,762,000	2,910,457
144A, 4.875%, 3/1/31 (a)	2,769,000	2,982,365
United States Steel Corp. 6.25%, 3/15/26 (a)	3,325,000	3,428,840
6.875%, 3/1/29 (a)	4,178,000	4,569,688

(Cost $28,932,604)		29,638,470

Mining — 1.7%
Alcoa Nederland Holding BV 144A, 7.00%, 9/30/26	2,715,000	2,840,053
144A, 5.50%, 12/15/27	4,464,000	4,809,960
144A, 6.125%, 5/15/28	2,610,000	2,841,637
144A, 4.125%, 3/31/29	2,673,000	2,823,570
Arconic Corp. 144A, 6.00%, 5/15/25	4,076,000	4,319,745
144A, 6.125%, 2/15/28	4,984,000	5,333,827
Constellium SE 144A, 5.875%, 2/15/26	2,737,000	2,812,404
144A, 3.75%, 4/15/29 (a)	2,885,000	2,873,417
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24	4,105,000	4,420,469
144A, 4.50%, 9/15/27	3,315,000	3,601,847
144A, 4.375%, 4/1/31 (a)	8,548,000	9,217,736
Freeport-McMoRan, Inc. 3.875%, 3/15/23	5,462,000	5,653,170
4.55%, 11/14/24	4,269,000	4,626,529
5.00%, 9/1/27	3,136,000	3,304,560
4.125%, 3/1/28	4,114,000	4,304,272
4.375%, 8/1/28	3,621,000	3,842,786
5.25%, 9/1/29	3,342,000	3,702,769
4.25%, 3/1/30	3,315,000	3,584,344
4.625%, 8/1/30	4,696,000	5,177,340
Hudbay Minerals, Inc. 144A, 4.50%, 4/1/26	3,322,000	3,343,427
144A, 6.125%, 4/1/29	3,284,000	3,534,405
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	2,778,000	2,885,773
144A, 4.50%, 6/1/31	3,097,000	3,213,571
Novelis Corp. 144A, 3.25%, 11/15/26	4,200,000	4,311,258
144A, 4.75%, 1/30/30	8,740,000	9,324,487
144A, 3.875%, 8/15/31	4,200,000	4,244,541

(Cost $109,890,959)		110,947,897

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Communications — 19.1%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc. 144A, 7.75%, 4/15/28 (a)	$5,737,000	$5,989,715
144A, 7.50%, 6/1/29	5,814,000	6,024,757
Lamar Media Corp. 3.75%, 2/15/28	3,257,000	3,350,508
4.00%, 2/15/30	3,010,000	3,112,265
144A, 3.625%, 1/15/31	3,004,000	3,000,831
Midas OpCo Holdings LLC, 144A, 5.625%, 8/15/29	6,200,000	6,354,690
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 6.25%, 6/15/25	2,111,000	2,244,732
144A, 5.00%, 8/15/27	3,599,000	3,715,032
144A, 4.25%, 1/15/29	2,769,000	2,779,384
144A, 4.625%, 3/15/30	2,771,000	2,809,170
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27	5,556,000	5,924,085

(Cost $45,135,531)		45,305,169

Internet — 2.0%
Arches Buyer, Inc. 144A, 4.25%, 6/1/28	3,817,000	3,883,874
144A, 6.125%, 12/1/28	2,826,000	2,920,332
Cogent Communications Group, Inc., 144A, 3.50%, 5/1/26	2,769,000	2,827,841
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	3,284,000	3,466,098
144A, 3.50%, 3/1/29	4,480,000	4,430,205
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	2,463,000	2,593,416
144A, 4.625%, 6/1/28	2,848,000	2,977,442
144A, 4.125%, 8/1/30 (a)	2,769,000	2,903,989
Netflix, Inc. 5.75%, 3/1/24	2,206,000	2,453,734
5.875%, 2/15/25	5,288,000	6,074,590
144A, 3.625%, 6/15/25	2,665,000	2,858,212
4.375%, 11/15/26 (a)	5,571,000	6,310,021
4.875%, 4/15/28	8,859,000	10,365,296
5.875%, 11/15/28	10,520,000	13,058,318
6.375%, 5/15/29	4,430,000	5,681,940
144A, 5.375%, 11/15/29	4,983,000	6,134,895
144A, 4.875%, 6/15/30	5,463,000	6,545,930
NortonLifeLock, Inc., 144A, 5.00%, 4/15/25	6,159,000	6,233,955
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	4,597,000	4,993,491
Twitter, Inc., 144A, 3.875%, 12/15/27	3,881,000	4,195,070
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	5,937,000	6,337,748
144A, 8.00%, 11/1/26	8,422,000	8,979,957
144A, 7.50%, 9/15/27	6,745,000	7,360,481
144A, 6.25%, 1/15/28 (a)	2,862,000	3,073,073

	Principal Amount	Value
Internet (Continued)
144A, 4.50%, 8/15/29	$8,000,000	$7,912,600

(Cost $133,097,584)		134,572,508

Media — 9.4%
Altice Financing SA 144A, 5.00%, 1/15/28	6,629,000	6,633,243
144A, 5.75%, 8/15/29	10,500,000	10,798,725
AMC Networks, Inc. 5.00%, 4/1/24	2,228,000	2,258,635
4.75%, 8/1/25 (a)	4,363,000	4,477,529
4.25%, 2/15/29 (a)	5,523,000	5,488,481
Cable One, Inc., 144A, 4.00%, 11/15/30	3,649,000	3,696,784
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.00%, 3/1/23	2,731,000	2,750,936
144A, 5.75%, 2/15/26	7,578,000	7,795,867
144A, 5.50%, 5/1/26	2,621,000	2,703,195
144A, 5.125%, 5/1/27	17,854,000	18,687,693
144A, 5.00%, 2/1/28	13,962,000	14,644,044
144A, 5.375%, 6/1/29	8,662,000	9,474,062
144A, 4.75%, 3/1/30	17,138,000	18,154,798
144A, 4.50%, 8/15/30	15,374,000	16,083,971
144A, 4.25%, 2/1/31	16,784,000	17,246,147
4.50%, 5/1/32	16,023,000	16,765,265
144A, 4.50%, 6/1/33	9,690,000	10,040,439
144A, 4.25%, 1/15/34	11,000,000	11,116,380
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/27	6,921,000	7,132,783
CSC Holdings LLC 5.875%, 9/15/22	3,552,000	3,698,520
5.25%, 6/1/24	4,243,000	4,582,440
144A, 5.50%, 4/15/27	7,156,000	7,495,033
144A, 5.375%, 2/1/28	5,473,000	5,767,174
144A, 7.50%, 4/1/28	5,778,000	6,334,132
144A, 6.50%, 2/1/29	9,599,000	10,606,895
144A, 5.75%, 1/15/30	12,429,000	13,150,131
144A, 4.125%, 12/1/30	6,009,000	6,024,143
144A, 4.625%, 12/1/30	12,914,000	12,677,803
144A, 3.375%, 2/15/31	5,473,000	5,213,470
144A, 4.50%, 11/15/31	8,743,000	8,806,649
144A, 5.00%, 11/15/31	2,970,000	2,959,219
Diamond Sports Group LLC / Diamond Sports Finance Co. 144A, 5.375%, 8/15/26	16,961,000	11,269,736
144A, 6.625%, 8/15/27 (a)	9,726,000	4,194,337
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 144A, 5.875%, 8/15/27	12,800,000	13,397,184
DISH DBS Corp. 5.00%, 3/15/23	8,271,000	8,643,195
5.875%, 11/15/24	11,204,000	12,058,305
7.75%, 7/1/26	11,344,000	13,008,165
7.375%, 7/1/28 (a)	5,519,000	5,946,046
144A, 5.125%, 6/1/29	8,254,000	8,223,047

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Media (Continued)
Gray Television, Inc. 144A, 5.875%, 7/15/26	$3,838,000	$3,962,562
144A, 7.00%, 5/15/27	4,403,000	4,727,941
144A, 4.75%, 10/15/30 (a)	4,430,000	4,384,260
iHeartCommunications, Inc. 6.375%, 5/1/26	4,419,839	4,673,980
8.375%, 5/1/27	8,546,083	9,089,187
144A, 5.25%, 8/15/27	4,105,000	4,279,462
144A, 4.75%, 1/15/28	2,762,000	2,855,218
LCPR Senior Secured Financing DAC 144A, 6.75%, 10/15/27	7,143,000	7,643,010
144A, 5.125%, 7/15/29	4,654,000	4,822,708
Mav Acquisition Corp. 144A, 5.75%, 8/1/28	5,044,000	5,039,208
144A, 8.00%, 8/1/29	4,082,000	4,015,851
Meredith Corp., 6.875%, 2/1/26 (a)	5,129,000	5,321,338
News Corp., 144A, 3.875%, 5/15/29	5,584,000	5,743,647
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	10,307,000	10,962,628
144A, 4.75%, 11/1/28	5,473,000	5,697,557
Quebecor Media, Inc., 5.75%, 1/15/23	4,706,000	5,000,125
Radiate Holdco LLC / Radiate Finance, Inc. 144A, 4.50%, 9/15/26	4,983,000	5,194,678
144A, 6.50%, 9/15/28	5,612,000	5,731,255
Scripps Escrow II, Inc. 144A, 3.875%, 1/15/29	3,045,000	3,047,071
144A, 5.375%, 1/15/31	2,771,000	2,746,248
Sinclair Television Group, Inc. 144A, 5.125%, 2/15/27	2,228,000	2,167,443
144A, 5.50%, 3/1/30 (a)	2,831,000	2,777,890
144A, 4.125%, 12/1/30	4,205,000	4,116,169
Sirius XM Radio, Inc. 144A, 5.375%, 7/15/26	5,574,000	5,723,829
144A, 3.125%, 9/1/26	5,600,000	5,712,840
144A, 5.00%, 8/1/27	8,333,000	8,749,650
144A, 4.00%, 7/15/28	11,448,000	11,750,513
144A, 5.50%, 7/1/29	6,828,000	7,485,195
144A, 4.125%, 7/1/30	8,194,000	8,398,850
144A, 3.875%, 9/1/31	8,300,000	8,261,364
TEGNA, Inc. 144A, 4.75%, 3/15/26	3,010,000	3,198,125
4.625%, 3/15/28	5,564,000	5,775,599
5.00%, 9/15/29	6,109,000	6,459,519
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	5,400,000	5,694,300
Univision Communications, Inc. 144A, 5.125%, 2/15/25	8,391,000	8,554,037
144A, 6.625%, 6/1/27	8,210,000	8,900,051
144A, 4.50%, 5/1/29 (a)	5,867,000	5,958,819
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	6,903,000	7,056,937

	Principal Amount	Value
Media (Continued)
UPC Holding BV, 144A, 5.50%, 1/15/28	$2,886,000	$3,049,636
Videotron Ltd. 144A, 5.375%, 6/15/24	3,374,000	3,719,835
144A, 5.125%, 4/15/27	3,284,000	3,423,570
144A, 3.625%, 6/15/29 (a)	2,869,000	2,959,589
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	5,097,000	5,284,060
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	8,182,000	8,775,195
144A, 4.50%, 8/15/30	5,074,000	5,152,901
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	4,314,000	4,518,958
144A, 5.125%, 2/28/30	2,737,000	2,813,554
Ziggo BV 144A, 5.50%, 1/15/27	8,740,000	9,044,502
144A, 4.875%, 1/15/30	5,539,000	5,713,146

(Cost $634,215,073)		626,138,611

Telecommunications — 7.0%
Altice France Holding SA 144A, 10.50%, 5/15/27	9,183,000	10,101,300
144A, 6.00%, 2/15/28 (a)	6,705,000	6,669,966
Altice France SA 144A, 7.375%, 5/1/26	12,556,000	13,048,446
144A, 8.125%, 2/1/27 (a)	9,620,000	10,461,750
144A, 5.50%, 1/15/28	6,134,000	6,318,020
144A, 5.125%, 1/15/29	2,874,000	2,898,573
144A, 5.125%, 7/15/29	13,886,000	14,056,381
Avaya, Inc., 144A, 6.125%, 9/15/28	5,571,000	5,884,369
C&W Senior Financing DAC 144A, 7.50%, 10/15/26	2,887,000	3,010,275
144A, 6.875%, 9/15/27	6,664,000	7,092,828
Cincinnati Bell, Inc., 144A, 7.00%, 7/15/24	3,843,000	3,919,860
CommScope Technologies LLC 144A, 6.00%, 6/15/25	7,448,000	7,583,926
144A, 5.00%, 3/15/27 (a)	4,253,000	4,198,647
CommScope, Inc. 144A, 6.00%, 3/1/26	8,444,000	8,870,000
144A, 8.25%, 3/1/27	5,337,000	5,632,937
144A, 7.125%, 7/1/28	3,874,000	4,067,700
144A, 4.75%, 9/1/29	7,000,000	7,097,685
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	11,589,000	12,038,074
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28 (a)	2,264,000	2,328,184
144A, 6.50%, 10/1/28	4,105,000	4,494,975
DKT Finance ApS, 144A, 9.375%, 6/17/23	2,240,000	2,290,680
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	6,487,000	6,920,575
144A, 5.00%, 5/1/28	8,583,000	8,979,964
144A, 6.75%, 5/1/29	5,656,000	6,060,121

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Telecommunications (Continued)
5.875%, 11/1/29	$4,202,828	$4,279,824
Hughes Satellite Systems Corp. 5.25%, 8/1/26	4,244,000	4,810,425
6.625%, 8/1/26	4,099,500	4,663,632
Level 3 Financing, Inc. 5.375%, 5/1/25	2,863,000	2,932,428
5.25%, 3/15/26	2,755,000	2,843,849
144A, 4.625%, 9/15/27	5,787,000	5,975,077
144A, 4.25%, 7/1/28	6,629,000	6,716,569
144A, 3.625%, 1/15/29	4,485,000	4,358,433
144A, 3.75%, 7/15/29	5,064,000	4,943,730
Lumen Technologies, Inc. Series W, 6.75%, 12/1/23	4,105,000	4,520,836
Series Y, 7.50%, 4/1/24	5,498,000	6,123,397
5.625%, 4/1/25	2,937,000	3,182,254
144A, 5.125%, 12/15/26	6,921,000	7,164,965
144A, 4.00%, 2/15/27 (a)	6,948,000	7,139,070
144A, 4.50%, 1/15/29	5,571,000	5,474,176
144A, 5.375%, 6/15/29	5,571,000	5,731,111
Nokia OYJ, 4.375%, 6/12/27	2,806,000	3,117,382
Sprint Communications, Inc., 6.00%, 11/15/22	12,479,000	13,196,542
Sprint Corp. 7.875%, 9/15/23	23,860,000	27,062,012
7.125%, 6/15/24	13,843,000	15,936,754
7.625%, 2/15/25	8,456,000	10,020,360
7.625%, 3/1/26	8,223,000	10,148,827
Switch Ltd. 144A, 3.75%, 9/15/28	3,322,000	3,384,138
144A, 4.125%, 6/15/29	2,839,000	2,932,545
Telecom Italia SpA, 144A, 5.303%, 5/30/24	8,413,000	9,144,510
Telesat Canada / Telesat LLC 144A, 5.625%, 12/6/26	2,812,000	2,704,075
144A, 4.875%, 6/1/27	2,278,000	2,105,852
144A, 6.50%, 10/15/27	3,064,000	2,592,818
T-Mobile USA, Inc. 2.25%, 2/15/26	5,637,000	5,763,833
2.625%, 4/15/26	6,798,000	6,993,443
5.375%, 4/15/27	2,767,000	2,938,388
4.75%, 2/1/28	8,410,000	8,984,824
2.625%, 2/15/29	5,553,000	5,629,354
3.375%, 4/15/29	6,966,000	7,368,704
2.875%, 2/15/31	5,713,000	5,877,249
3.50%, 4/15/31	7,539,000	8,025,190
VEON Holdings BV 144A, 5.95%, 2/13/23	2,861,000	3,051,943
144A, 7.25%, 4/26/23	3,862,000	4,163,939
144A, 4.95%, 6/16/24	2,708,000	2,922,460
144A, 4.00%, 4/9/25	5,503,000	5,812,681
144A, 3.375%, 11/25/27	6,897,000	7,027,526
Viasat, Inc. 144A, 5.625%, 9/15/25	4,651,000	4,740,043
144A, 5.625%, 4/15/27	3,267,000	3,393,596
144A, 6.50%, 7/15/28 (a)	2,215,000	2,339,162

	Principal Amount	Value
Telecommunications (Continued)
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	$7,365,000	$7,411,326
144A, 4.75%, 7/15/31	8,022,000	8,252,633
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28 (a)	7,734,000	7,999,934
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	8,276,000	8,193,033
144A, 6.125%, 3/1/28	5,995,000	6,107,406

(Cost $467,681,363)		470,227,494

Consumer, Cyclical — 20.7%
Airlines — 1.2%
Air Canada, 144A, 3.875%, 8/15/26	6,700,000	6,750,317
American Airlines Group, Inc., 144A, 3.75%, 3/1/25 (a)	2,949,000	2,628,591
American Airlines, Inc., 144A, 11.75%, 7/15/25	13,795,000	17,143,736
Delta Air Lines, Inc. 3.80%, 4/19/23	2,737,000	2,837,140
2.90%, 10/28/24	5,107,000	5,206,514
7.375%, 1/15/26	6,199,000	7,303,020
4.375%, 4/19/28	2,737,000	2,898,694
3.75%, 10/28/29 (a)	3,333,000	3,386,378
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	6,684,998	7,048,528
United Airlines Holdings, Inc., 4.25%, 10/1/22	2,197,000	2,243,686
United Airlines, Inc. 144A, 4.375%, 4/15/26	11,140,000	11,578,693
144A, 4.625%, 4/15/29	11,141,000	11,575,221

(Cost $78,877,685)		80,600,518

Apparel — 0.4%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	5,016,000	5,329,500
144A, 5.375%, 5/15/25	4,131,000	4,343,664
144A, 4.875%, 5/15/26	4,926,000	5,381,655
Levi Strauss & Co., 144A, 3.50%, 3/1/31 (a)	2,908,000	2,999,268
William Carter Co. 144A, 5.50%, 5/15/25	2,882,000	3,031,705
144A, 5.625%, 3/15/27	2,737,000	2,863,586

(Cost $23,694,483)		23,949,378

Auto Manufacturers — 4.0%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	2,189,000	2,297,366
144A, 5.875%, 6/1/29 (a)	2,609,000	2,873,292
144A, 3.75%, 1/30/31	5,688,000	5,688,825
Ford Motor Co. 8.50%, 4/21/23	19,530,000	21,629,475
9.00%, 4/22/25	19,722,000	24,119,020
4.346%, 12/8/26	8,377,000	9,035,390
9.625%, 4/22/30	5,575,000	7,956,305

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Auto Manufacturers (Continued)
Ford Motor Credit Co. LLC 4.25%, 9/20/22	$5,689,000	$5,859,670
MTN, 3.55%, 10/7/22	3,294,000	3,376,350
3.35%, 11/1/22	6,848,000	7,007,216
3.087%, 1/9/23	8,468,000	8,637,360
4.14%, 2/15/23	5,063,000	5,240,205
3.096%, 5/4/23	5,550,000	5,680,147
4.375%, 8/6/23	5,537,000	5,793,917
3.37%, 11/17/23	5,617,000	5,803,765
3.81%, 1/9/24	4,176,000	4,337,820
5.584%, 3/18/24	8,372,000	9,083,201
3.664%, 9/8/24	4,143,000	4,324,256
4.063%, 11/1/24	8,455,000	8,947,081
4.687%, 6/9/25	3,284,000	3,561,432
5.125%, 6/16/25	9,690,000	10,646,887
4.134%, 8/4/25	7,852,000	8,391,825
3.375%, 11/13/25	12,102,000	12,540,697
GMTN, 4.389%, 1/8/26	6,645,000	7,135,069
4.542%, 8/1/26	4,153,000	4,516,388
2.70%, 8/10/26	8,000,000	8,083,600
4.271%, 1/9/27	4,998,000	5,357,806
4.125%, 8/17/27	6,842,000	7,322,069
3.815%, 11/2/27	4,153,000	4,377,387
2.90%, 2/16/28	4,105,000	4,095,312
5.113%, 5/3/29	8,334,000	9,451,173
4.00%, 11/13/30	9,198,000	9,740,820
3.625%, 6/17/31	5,587,000	5,762,069
Jaguar Land Rover Automotive PLC 144A, 5.625%, 2/1/23	2,192,000	2,205,700
144A, 7.75%, 10/15/25	4,272,000	4,660,966
144A, 4.50%, 10/1/27 (a)	2,794,000	2,749,450
144A, 5.875%, 1/15/28 (a)	3,640,000	3,758,482
144A, 5.50%, 7/15/29	2,762,000	2,744,517

(Cost $260,964,007)		264,792,310

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26 (a)	4,360,000	4,485,350
Adient US LLC, 144A, 9.00%, 4/15/25	3,177,000	3,467,605
American Axle & Manufacturing, Inc. 6.25%, 4/1/25 (a)	3,192,000	3,302,284
6.25%, 3/15/26	2,398,000	2,472,937
6.50%, 4/1/27 (a)	3,540,000	3,721,425
6.875%, 7/1/28 (a)	2,239,000	2,421,956
5.00%, 10/1/29	3,000,000	3,003,165
Clarios Global LP, 144A, 6.75%, 5/15/25	2,741,000	2,905,460
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	4,983,000	5,257,065
144A, 8.50%, 5/15/27	11,197,000	11,966,794
Dana, Inc. 5.375%, 11/15/27	2,189,000	2,312,131
5.625%, 6/15/28	2,266,500	2,440,748
4.25%, 9/1/30 (a)	2,265,000	2,358,239

	Principal Amount	Value
Auto Parts & Equipment (Continued)
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	$4,379,000	$4,856,530
5.00%, 5/31/26	4,172,000	4,301,082
4.875%, 3/15/27	3,876,000	4,166,467
144A, 5.00%, 7/15/29	4,723,000	5,008,458
5.25%, 4/30/31	3,118,000	3,340,563
144A, 5.25%, 7/15/31	3,336,000	3,573,290
5.625%, 4/30/33	2,513,000	2,730,148
Tenneco, Inc. 5.00%, 7/15/26 (a)	2,700,000	2,696,625
144A, 7.875%, 1/15/29	2,737,000	3,082,546
144A, 5.125%, 4/15/29	4,566,000	4,742,476
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	5,966,000	6,495,482

(Cost $93,754,339)		95,108,826

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	3,867,000	3,999,058
144A, 3.875%, 11/15/29	2,228,000	2,216,905
Avient Corp. 5.25%, 3/15/23	3,284,000	3,493,355
144A, 5.75%, 5/15/25	3,558,000	3,759,916
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	6,878,000	6,918,924
Wolverine Escrow LLC 144A, 8.50%, 11/15/24	3,558,000	3,384,548
144A, 9.00%, 11/15/26	5,084,000	4,886,995
144A, 13.125%, 11/15/27 (a)	2,907,000	2,361,937

(Cost $31,630,313)		31,021,638

Entertainment — 3.2%
AMC Entertainment Holdings, Inc., 144A, 10.50%, 4/15/25 (a)	2,737,000	2,935,432
Bally’s Corp., 144A, 6.75%, 6/1/27	2,900,000	3,139,250
Banijay Entertainment SASU, 144A, 5.375%, 3/1/25	2,206,000	2,269,422
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	19,675,000	20,820,085
144A, 8.125%, 7/1/27 (a)	10,035,000	11,104,229
Caesars Resort Collection LLC / CRC Finco, Inc. 144A, 5.75%, 7/1/25 (a)	5,252,000	5,521,165
144A, 5.25%, 10/15/25	9,387,000	9,532,029
Cedar Fair LP, 5.25%, 7/15/29 (a)	2,884,000	2,958,523
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	5,133,000	5,357,569
5.375%, 4/15/27 (a)	2,737,000	2,808,846
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	3,315,000	3,447,600
144A, 4.75%, 1/15/28	3,951,000	4,136,895

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Entertainment (Continued)
Cinemark USA, Inc. 144A, 5.875%, 3/15/26 (a)	$2,243,000	$2,234,589
144A, 5.25%, 7/15/28 (a)	4,226,000	4,020,342
Cirsa Finance International SARL, 144A, 7.875%, 12/20/23	2,709,000	2,762,327
International Game Technology PLC 144A, 6.50%, 2/15/25	6,012,000	6,703,380
144A, 4.125%, 4/15/26	4,151,000	4,316,210
144A, 6.25%, 1/15/27	4,082,000	4,658,582
144A, 5.25%, 1/15/29	4,389,000	4,690,744
Lions Gate Capital Holdings LLC, 144A, 5.50%, 4/15/29	5,537,000	5,660,475
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	3,147,000	3,194,205
144A, 6.50%, 5/15/27	6,729,000	7,427,134
144A, 4.75%, 10/15/27 (a)	5,310,000	5,401,597
144A, 3.75%, 1/15/28 (a)	2,912,000	2,916,426
Mohegan Gaming & Entertainment 144A, 7.875%, 10/15/24 (a)	2,148,000	2,255,400
144A, 8.00%, 2/1/26	6,566,000	6,896,729
Penn National Gaming, Inc. 144A, 5.625%, 1/15/27	2,189,000	2,268,351
144A, 4.125%, 7/1/29	2,228,000	2,228,045
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	4,200,000	4,313,106
144A, 5.875%, 9/1/31	4,000,000	4,106,540
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	5,600,000	5,795,812
Scientific Games International, Inc. 144A, 8.625%, 7/1/25	3,123,000	3,375,455
144A, 5.00%, 10/15/25	6,905,000	7,110,769
144A, 8.25%, 3/15/26	6,370,000	6,783,270
144A, 7.00%, 5/15/28	3,855,000	4,160,316
144A, 7.25%, 11/15/29 (a)	2,713,000	3,031,778
Six Flags Entertainment Corp. 144A, 4.875%, 7/31/24	6,037,000	6,109,867
144A, 5.50%, 4/15/27	2,737,000	2,836,216
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	4,118,000	4,406,260
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	3,284,000	3,503,338
WMG Acquisition Corp. 144A, 3.875%, 7/15/30	2,928,000	3,089,099
144A, 3.00%, 2/15/31	4,419,000	4,358,835
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 7.75%, 4/15/25	3,434,000	3,653,055
144A, 5.125%, 10/1/29	4,203,000	4,377,172

(Cost $211,839,360)		212,676,469

Food Service — 0.4%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	3,322,000	3,411,913
144A, 6.375%, 5/1/25	8,306,000	8,802,699
144A, 5.00%, 2/1/28 (a)	6,406,000	6,669,078

	Principal Amount	Value
Food Service (Continued)
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	$2,322,000	$2,417,783
144A, 10.50%, 5/15/29	3,738,000	4,116,472

(Cost $25,112,206)		25,417,945

Home Builders — 0.7%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	3,484,000	3,681,430
144A, 4.875%, 2/15/30	2,737,000	2,766,915
Century Communities, Inc. 6.75%, 6/1/27	2,800,000	2,995,216
144A, 3.875%, 8/15/29	2,800,000	2,846,438
Mattamy Group Corp. 144A, 5.25%, 12/15/27	2,769,000	2,890,282
144A, 4.625%, 3/1/30	3,322,000	3,409,618
Meritage Homes Corp. 6.00%, 6/1/25	2,215,000	2,542,754
144A, 3.875%, 4/15/29	2,555,000	2,724,614
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	2,746,000	3,114,060
144A, 5.75%, 1/15/28	2,463,000	2,780,813
144A, 5.125%, 8/1/30	2,842,000	3,112,914
Toll Brothers Finance Corp. 4.375%, 4/15/23	2,110,000	2,202,312
4.875%, 3/15/27	2,463,000	2,799,372
4.35%, 2/15/28	2,365,000	2,622,430
3.80%, 11/1/29 (a)	2,210,000	2,408,569
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/28	2,819,000	2,928,236

(Cost $45,430,048)		45,825,973

Housewares — 0.4%
Newell Brands, Inc. 4.35%, 4/1/23	6,042,000	6,380,775
4.875%, 6/1/25	2,785,000	3,103,406
4.70%, 4/1/26	11,265,000	12,602,719
Scotts Miracle-Gro Co. 4.50%, 10/15/29	2,333,000	2,440,901
144A, 4.00%, 4/1/31	2,762,000	2,772,454
144A, 4.375%, 2/1/32	2,000,000	2,030,620

(Cost $29,025,036)		29,330,875

Leisure Time — 2.2%
Carnival Corp. 144A, 11.50%, 4/1/23	11,367,000	12,784,238
144A, 10.50%, 2/1/26 (a)	4,210,000	4,862,634
144A, 7.625%, 3/1/26	8,086,000	8,586,321
144A, 5.75%, 3/1/27	20,110,000	20,593,545
144A, 9.875%, 8/1/27	5,038,000	5,812,592
144A, 4.00%, 8/1/28	13,411,000	13,500,250
Life Time, Inc. 144A, 5.75%, 1/15/26	5,122,000	5,256,452
144A, 8.00%, 4/15/26 (a)	2,679,000	2,809,601
NCL Corp. Ltd. 144A, 12.25%, 5/15/24	3,929,000	4,641,171

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Leisure Time (Continued)
144A, 3.625%, 12/15/24	$3,151,000	$2,981,634
144A, 10.25%, 2/1/26	4,353,000	5,034,092
144A, 5.875%, 3/15/26	7,890,000	7,919,587
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	3,866,000	3,962,650
144A, 10.875%, 6/1/23	5,887,000	6,632,692
144A, 9.125%, 6/15/23	5,774,000	6,300,878
144A, 11.50%, 6/1/25	7,949,000	9,161,223
144A, 4.25%, 7/1/26	3,591,000	3,505,714
144A, 5.50%, 8/31/26	5,000,000	5,075,000
3.70%, 3/15/28 (a)	3,220,000	3,050,403
144A, 5.50%, 4/1/28	8,121,000	8,202,210
Viking Cruises Ltd. 144A, 13.00%, 5/15/25	3,730,000	4,322,287
144A, 5.875%, 9/15/27	4,566,000	4,424,522

(Cost $149,303,570)		149,419,696

Lodging — 2.2%
Boyd Gaming Corp. 144A, 8.625%, 6/1/25	3,402,000	3,694,742
4.75%, 12/1/27 (a)	5,432,000	5,608,540
144A, 4.75%, 6/15/31	5,075,000	5,243,109
Diamond Resorts International, Inc. 144A, 7.75%, 9/1/23	2,737,000	2,790,043
144A, 10.75%, 9/1/24 (a)	3,235,000	3,321,957
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	2,737,000	2,874,945
144A, 5.75%, 5/1/28	2,733,000	2,934,668
144A, 3.75%, 5/1/29	4,520,000	4,616,231
4.875%, 1/15/30	5,587,000	6,013,009
144A, 4.00%, 5/1/31	6,091,000	6,289,841
144A, 3.625%, 2/15/32	8,306,000	8,276,057
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	4,690,000	4,754,487
144A, 4.875%, 7/1/31	2,821,000	2,799,899
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	3,619,000	3,758,350
Marriott Ownership Resorts, Inc. 144A, 6.125%, 9/15/25	2,785,000	2,931,324
144A, 4.50%, 6/15/29	2,737,000	2,767,518
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	5,554,000	5,658,137
144A, 5.25%, 4/26/26	2,797,000	2,880,966
144A, 5.625%, 7/17/27	3,484,000	3,609,598
144A, 5.75%, 7/21/28	4,721,000	4,927,544
144A, 5.375%, 12/4/29	6,387,000	6,618,145
MGM Resorts International 6.00%, 3/15/23	6,828,000	7,237,680
6.75%, 5/1/25	4,097,000	4,347,941
5.75%, 6/15/25	3,863,000	4,234,814
4.625%, 9/1/26	2,213,000	2,338,145
5.50%, 4/15/27	3,887,000	4,236,772
4.75%, 10/15/28	4,153,000	4,366,236

	Principal Amount	Value
Lodging (Continued)
Travel + Leisure Co. 3.90%, 3/1/23	$2,056,000	$2,120,990
144A, 6.625%, 7/31/26	3,791,000	4,288,569
6.00%, 4/1/27	2,210,000	2,448,205
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23	2,737,000	2,811,693
144A, 5.50%, 3/1/25	9,814,000	10,415,107
144A, 5.25%, 5/15/27 (a)	5,239,000	5,508,232

(Cost $146,424,182)		146,723,494

Retail — 3.9%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	2,737,000	2,887,535
144A, 3.875%, 1/15/28	8,849,000	8,970,674
144A, 4.375%, 1/15/28	4,097,000	4,163,576
144A, 3.50%, 2/15/29	4,363,000	4,347,228
144A, 4.00%, 10/15/30	16,016,000	15,947,612
Bath & Body Works, Inc. 144A, 9.375%, 7/1/25	2,769,000	3,585,855
5.25%, 2/1/28	2,798,000	3,137,817
7.50%, 6/15/29	2,869,000	3,329,833
144A, 6.625%, 10/1/30	5,571,000	6,427,541
Carvana Co. 144A, 5.625%, 10/1/25	2,819,000	2,935,284
144A, 5.50%, 4/15/27	3,548,000	3,666,432
144A, 5.875%, 10/1/28	3,400,000	3,553,000
144A, 4.875%, 9/1/29	4,000,000	3,963,980
eG Global Finance PLC 144A, 6.75%, 2/7/25	4,355,000	4,480,206
144A, 8.50%, 10/30/25	3,476,000	3,645,611
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	3,599,000	3,540,516
144A, 5.875%, 4/1/29 (a)	4,568,000	4,489,842
Gap, Inc. 144A, 8.375%, 5/15/23 (a)	2,786,000	3,125,895
144A, 8.625%, 5/15/25	4,155,000	4,538,506
144A, 8.875%, 5/15/27	5,688,000	6,541,200
Golden Nugget, Inc. 144A, 6.75%, 10/15/24	7,362,000	7,388,135
144A, 8.75%, 10/1/25 (a)	1,468,000	1,550,575
IRB Holding Corp. 144A, 7.00%, 6/15/25	4,353,000	4,660,104
144A, 6.75%, 2/15/26	2,655,000	2,734,650
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, 4.75%, 6/1/27	4,355,000	4,570,304
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	4,580,000	4,602,900
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	2,228,000	2,364,465
144A, 3.875%, 6/1/29	4,456,000	4,677,909
144A, 4.375%, 1/15/31	3,046,000	3,308,718
Macy’s Retail Holdings LLC 2.875%, 2/15/23	2,785,000	2,837,219
144A, 5.875%, 4/1/29 (a)	2,737,000	2,993,867

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Retail (Continued)
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	$4,706,000	$4,835,415
144A, 7.875%, 5/1/29	7,242,000	7,471,571
Murphy Oil USA, Inc. 4.75%, 9/15/29	2,762,000	2,924,268
144A, 3.75%, 2/15/31	2,812,000	2,840,921
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	6,091,000	6,456,460
Party City Holdings, Inc., 144A, 8.75%, 2/15/26 (a)	4,153,000	4,334,694
Penske Automotive Group, Inc. 3.50%, 9/1/25	3,010,000	3,117,943
3.75%, 6/15/29	2,780,000	2,833,029
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	6,795,000	7,083,788
144A, 7.75%, 2/15/29	6,368,000	7,004,800
QVC, Inc. 4.375%, 3/15/23	4,776,000	5,008,830
4.85%, 4/1/24	3,168,000	3,448,368
4.45%, 2/15/25	3,322,000	3,558,449
4.75%, 2/15/27	3,184,000	3,415,891
4.375%, 9/1/28	2,839,000	2,912,885
Rite Aid Corp. 144A, 7.50%, 7/1/25	3,349,000	3,448,616
144A, 8.00%, 11/15/26 (a)	4,652,000	4,802,725
SRS Distribution, Inc. 144A, 4.625%, 7/1/28	3,551,000	3,663,744
144A, 6.125%, 7/1/29 (a)	2,563,000	2,665,520
Staples, Inc. 144A, 7.50%, 4/15/26	11,225,000	11,351,281
144A, 10.75%, 4/15/27 (a)	5,582,000	5,449,428
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	3,639,000	3,754,302
Yum! Brands, Inc. 144A, 7.75%, 4/1/25	3,934,000	4,243,370
144A, 4.75%, 1/15/30	4,506,000	4,979,355
3.625%, 3/15/31	5,814,000	5,980,658
4.625%, 1/31/32	6,103,000	6,613,394

(Cost $261,512,242)		263,166,694

Toys/Games/Hobbies — 0.2%
Mattel, Inc. 144A, 3.375%, 4/1/26	3,367,000	3,501,899
144A, 5.875%, 12/15/27	3,442,000	3,760,557
144A, 3.75%, 4/1/29 (a)	3,522,000	3,701,798

(Cost $10,836,118)		10,964,254

Consumer, Non-cyclical — 18.4%
Agriculture — 0.2%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27	2,919,000	3,052,340
Vector Group Ltd. 144A, 10.50%, 11/1/26	3,108,000	3,282,825
144A, 5.75%, 2/1/29	4,874,000	4,965,387

(Cost $11,370,810)		11,300,552

	Principal Amount	Value
Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29 (Cost $4,194,925)	$4,193,000	$4,238,117

Commercial Services — 3.8%
ADT Security Corp. 4.125%, 6/15/23	3,947,000	4,154,218
144A, 4.125%, 8/1/29	5,549,000	5,548,889
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	10,598,000	11,339,860
144A, 9.75%, 7/15/27	5,769,000	6,317,055
144A, 6.00%, 6/1/29	5,511,000	5,517,641
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	6,692,000	6,729,643
APX Group, Inc. 7.625%, 9/1/23	2,189,000	2,233,327
144A, 6.75%, 2/15/27	3,378,000	3,606,015
144A, 5.75%, 7/15/29	4,469,000	4,474,586
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 5.75%, 7/15/27 (a)	2,215,000	2,314,675
144A, 4.75%, 4/1/28	2,769,000	2,860,349
144A, 5.375%, 3/1/29 (a)	3,284,000	3,452,305
Brink’s Co. 144A, 5.50%, 7/15/25	2,189,000	2,302,609
144A, 4.625%, 10/15/27	3,284,000	3,453,389
Garda World Security Corp. 144A, 4.625%, 2/15/27	3,120,000	3,131,700
144A, 9.50%, 11/1/27	3,902,000	4,254,116
144A, 6.00%, 6/1/29	2,715,000	2,626,545
Gartner, Inc. 144A, 4.50%, 7/1/28	4,404,000	4,668,240
144A, 3.625%, 6/15/29	3,322,000	3,424,318
144A, 3.75%, 10/1/30	4,404,000	4,613,851
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	6,685,000	7,055,683
Jaguar Holding Co. II / PPD Development LP 144A, 4.625%, 6/15/25	2,912,000	3,060,658
144A, 5.00%, 6/15/28	3,900,000	4,207,125
Modulaire Global Finance PLC, 144A, 8.00%, 2/15/23	856,000	879,467
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	6,000,000	6,116,220
144A, 5.75%, 11/1/28 (a)	7,201,000	6,885,380
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	2,705,000	2,776,128
Nielsen Finance LLC / Nielsen Finance Co. 144A, 5.625%, 10/1/28	5,596,000	5,889,790
144A, 4.50%, 7/15/29	3,508,000	3,481,076
144A, 5.875%, 10/1/30	4,210,000	4,509,899
144A, 4.75%, 7/15/31	3,532,000	3,491,824

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Commercial Services (Continued)
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	$4,215,000	$4,494,244
144A, 5.75%, 4/15/26	7,519,000	8,143,735
144A, 3.375%, 8/31/27	5,587,000	5,398,439
144A, 6.25%, 1/15/28	7,198,000	7,467,925
RR Donnelley & Sons Co., 144A, 6.125%, 11/1/26	2,492,000	2,619,715
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	4,327,000	4,992,276
144A, 7.375%, 9/1/25	4,746,000	5,024,828
Service Corp. International 4.625%, 12/15/27	3,066,000	3,245,208
5.125%, 6/1/29	4,153,000	4,533,830
3.375%, 8/15/30	4,694,000	4,731,716
4.00%, 5/15/31	4,508,000	4,676,441
Sotheby’s, 144A, 7.375%, 10/15/27	4,000,000	4,249,200
Square, Inc. 144A, 2.75%, 6/1/26	5,424,000	5,578,747
144A, 3.50%, 6/1/31	5,737,000	5,962,894
United Rentals North America, Inc. 5.875%, 9/15/26	5,563,000	5,739,069
5.50%, 5/15/27	5,608,000	5,922,384
4.875%, 1/15/28	9,119,000	9,684,241
5.25%, 1/15/30	4,097,000	4,496,662
4.00%, 7/15/30	4,324,000	4,534,968
3.875%, 2/15/31	6,221,000	6,449,902
3.75%, 1/15/32	4,000,000	4,090,580
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	6,021,000	6,374,734

(Cost $253,551,975)		253,788,319

Cosmetics/Personal Care — 0.2%
Coty, Inc. 144A, 5.00%, 4/15/26	5,014,000	5,175,551
144A, 6.50%, 4/15/26 (a)	3,064,000	3,163,580
Edgewell Personal Care Co. 144A, 5.50%, 6/1/28	4,083,000	4,327,980
144A, 4.125%, 4/1/29	2,856,000	2,877,420

(Cost $15,407,200)		15,544,531

Food — 3.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.50%, 2/15/23	4,147,000	4,272,198
144A, 3.25%, 3/15/26	4,135,000	4,248,712
144A, 7.50%, 3/15/26	3,284,000	3,578,788
144A, 4.625%, 1/15/27	7,375,000	7,817,500
144A, 5.875%, 2/15/28	4,169,000	4,476,464
144A, 3.50%, 3/15/29	7,608,000	7,693,590
144A, 4.875%, 2/15/30	5,537,000	6,049,172
B&G Foods, Inc. 5.25%, 4/1/25	4,631,000	4,758,352
5.25%, 9/15/27	3,164,000	3,289,769
JBS USA Food Co. 144A, 7.00%, 1/15/26	5,713,000	6,023,502

	Principal Amount	Value
Food (Continued)
144A, 5.75%, 1/15/28	$4,105,000	$4,339,190
JBS USA LUX SA / JBS USA Finance, Inc., 144A, 6.75%, 2/15/28	5,016,000	5,505,060
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A, 6.50%, 4/15/29	7,802,000	8,845,517
144A, 5.50%, 1/15/30	7,042,000	7,956,052
144A, 3.75%, 12/1/31	2,737,000	2,890,956
Kraft Heinz Foods Co. 3.00%, 6/1/26	10,482,000	11,121,534
3.875%, 5/15/27	7,858,000	8,667,882
4.625%, 1/30/29	4,151,000	4,809,879
3.75%, 4/1/30	4,091,000	4,527,061
4.25%, 3/1/31	7,475,000	8,639,099
Lamb Weston Holdings, Inc. 144A, 4.625%, 11/1/24	4,559,000	4,684,372
144A, 4.875%, 11/1/26	5,109,000	5,261,644
144A, 4.875%, 5/15/28	2,785,000	3,101,453
Performance Food Group, Inc. 144A, 5.50%, 10/15/27	5,728,000	5,971,440
144A, 4.25%, 8/1/29	5,679,000	5,705,805
Pilgrim’s Pride Corp. 144A, 5.875%, 9/30/27	4,745,000	5,070,127
144A, 4.25%, 4/15/31 (a)	5,653,000	6,094,429
Post Holdings, Inc. 144A, 5.75%, 3/1/27	7,368,000	7,721,296
144A, 5.625%, 1/15/28	5,245,000	5,526,919
144A, 5.50%, 12/15/29	4,328,000	4,641,780
144A, 4.625%, 4/15/30	9,063,000	9,265,264
144A, 4.50%, 9/15/31	10,056,000	10,156,560
Sigma Holdco BV, 144A, 7.875%, 5/15/26 (a)	2,668,000	2,678,005
US Foods, Inc. 144A, 6.25%, 4/15/25	5,563,000	5,868,965
144A, 4.75%, 2/15/29	4,984,000	5,108,600

(Cost $204,469,733)		206,366,936

Healthcare-Products — 0.3%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	8,635,000	9,141,443
Hologic, Inc. 144A, 4.625%, 2/1/28	2,339,000	2,491,140
144A, 3.25%, 2/15/29	5,190,000	5,324,680
Teleflex, Inc. 4.625%, 11/15/27	2,769,000	2,903,989
144A, 4.25%, 6/1/28	2,785,000	2,903,363

(Cost $22,591,707)		22,764,615

Healthcare-Services — 6.6%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	3,019,000	3,166,312
144A, 3.125%, 2/15/29	2,999,000	2,966,911
Centene Corp. 4.25%, 12/15/27	13,886,000	14,684,445
2.45%, 7/15/28	12,833,000	13,039,194
4.625%, 12/15/29	19,497,000	21,410,436
3.375%, 2/15/30	11,459,000	11,988,979

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Healthcare-Services (Continued)
3.00%, 10/15/30	$12,356,000	$12,764,829
2.50%, 3/1/31	12,256,000	12,239,700
2.625%, 8/1/31	7,000,000	7,105,000
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	2,787,000	2,916,024
144A, 3.75%, 3/15/29	2,837,000	2,928,153
144A, 4.00%, 3/15/31	2,767,000	2,957,342
CHS/Community Health Systems, Inc. 144A, 6.625%, 2/15/25	7,986,000	8,404,287
144A, 8.00%, 3/15/26	12,491,000	13,386,605
144A, 5.625%, 3/15/27	10,585,000	11,180,406
144A, 8.00%, 12/15/27	3,831,000	4,223,677
144A, 6.875%, 4/1/28 (a)	4,198,000	4,170,608
144A, 6.00%, 1/15/29	5,009,000	5,347,107
144A, 6.875%, 4/15/29	9,982,000	10,398,249
144A, 6.125%, 4/1/30	8,039,000	8,114,366
144A, 4.75%, 2/15/31 (a)	5,993,000	6,121,130
DaVita, Inc. 144A, 4.625%, 6/1/30	15,374,000	16,082,741
144A, 3.75%, 2/15/31	8,356,000	8,268,262
Encompass Health Corp. 4.50%, 2/1/28	4,430,000	4,645,962
4.75%, 2/1/30	4,520,000	4,825,055
4.625%, 4/1/31	2,228,000	2,391,914
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	5,607,000	4,744,924
HCA, Inc. 5.875%, 5/1/23	6,922,000	7,467,107
5.375%, 2/1/25	14,761,000	16,652,401
5.875%, 2/15/26	8,483,000	9,849,187
5.375%, 9/1/26	5,571,000	6,433,391
5.625%, 9/1/28	8,306,000	9,915,578
5.875%, 2/1/29	5,563,000	6,752,564
3.50%, 9/1/30	15,215,000	16,350,724
IQVIA, Inc. 144A, 5.00%, 10/15/26	5,897,000	6,081,281
144A, 5.00%, 5/15/27	6,009,000	6,286,496
Legacy LifePoint Health LLC 144A, 6.75%, 4/15/25	3,278,000	3,454,192
144A, 4.375%, 2/15/27	3,284,000	3,279,895
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	2,819,000	2,772,966
MEDNAX, Inc., 144A, 6.25%, 1/15/27	5,571,000	5,877,405
Molina Healthcare, Inc. 5.375%, 11/15/22	3,931,000	4,080,378
144A, 4.375%, 6/15/28	4,457,000	4,679,850
144A, 3.875%, 11/15/30	3,597,000	3,840,283
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	3,981,000	4,274,599
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	8,504,000	9,056,760
Select Medical Corp., 144A, 6.25%, 8/15/26	6,692,000	7,085,155

	Principal Amount	Value
Healthcare-Services (Continued)
Tenet Healthcare Corp. 6.75%, 6/15/23	$10,363,000	$11,243,855
4.625%, 7/15/24	10,288,000	10,442,320
144A, 4.625%, 9/1/24	3,057,000	3,138,805
144A, 7.50%, 4/1/25	4,599,000	4,926,863
144A, 4.875%, 1/1/26	11,707,000	12,158,305
144A, 6.25%, 2/1/27	8,147,000	8,503,431
144A, 5.125%, 11/1/27	8,376,000	8,826,210
144A, 4.625%, 6/15/28	3,244,000	3,361,595
144A, 6.125%, 10/1/28	13,975,000	14,778,563
144A, 4.25%, 6/1/29	7,766,000	7,944,929

(Cost $435,773,263)		439,987,706

Household Products/Wares — 0.2%
Central Garden & Pet Co. 4.125%, 10/15/30	2,762,000	2,842,001
144A, 4.125%, 4/30/31	2,239,000	2,275,697
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 144A, 5.00%, 12/31/26 (a)	2,646,000	2,636,713
144A, 7.00%, 12/31/27 (a)	2,912,000	2,836,332
Spectrum Brands, Inc. 5.75%, 7/15/25	2,209,000	2,264,225
144A, 3.875%, 3/15/31	2,919,000	2,885,796

(Cost $16,008,133)		15,740,764

Pharmaceuticals — 3.9%
AdaptHealth LLC 144A, 4.625%, 8/1/29	2,800,000	2,811,340
144A, 5.125%, 3/1/30	3,300,000	3,346,513
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	8,356,000	9,003,590
144A, 8.50%, 1/31/27	9,759,000	10,507,515
Bausch Health Cos., Inc. 144A, 6.125%, 4/15/25	16,873,000	17,273,734
144A, 5.50%, 11/1/25	9,919,000	10,158,544
144A, 9.00%, 12/15/25	8,210,000	8,743,650
144A, 5.75%, 8/15/27	2,769,000	2,911,050
144A, 7.00%, 1/15/28	4,353,000	4,517,065
144A, 5.00%, 1/30/28	6,922,000	6,614,075
144A, 4.875%, 6/1/28	8,913,000	9,169,249
144A, 5.00%, 2/15/29	5,373,000	5,030,713
144A, 6.25%, 2/15/29	8,683,000	8,628,123
144A, 7.25%, 5/30/29	4,105,000	4,233,569
144A, 5.25%, 1/30/30	6,857,000	6,455,146
144A, 5.25%, 2/15/31 (a)	5,524,000	5,159,720
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	2,737,000	2,802,045
Elanco Animal Health, Inc. 5.272%, 8/28/23	4,005,000	4,295,563
5.90%, 8/28/28	4,125,000	4,834,974
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 144A, 9.50%, 7/31/27 (a)	5,345,000	5,245,423
144A, 6.00%, 6/30/28	7,001,000	4,385,251
Endo Luxembourg Finance Co I Sarl / Endo US, Inc., 144A, 6.125%, 4/1/29	7,088,000	7,026,228

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Pharmaceuticals (Continued)
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	$3,342,000	$3,354,566
Jazz Securities DAC, 144A, 4.375%, 1/15/29	8,336,000	8,649,809
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	11,701,000	12,086,548
144A, 5.125%, 4/30/31 (a)	11,147,000	11,707,025
Par Pharmaceutical, Inc., 144A, 7.50%, 4/1/27	11,299,000	11,454,361
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	2,215,000	2,322,981
144A, 3.75%, 4/1/31	3,343,000	3,305,508
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	4,742,000	4,783,493
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	16,712,000	16,540,535
6.00%, 4/15/24 (a)	7,034,000	7,375,430
7.125%, 1/31/25	5,558,000	6,077,395
3.15%, 10/1/26 (a)	19,580,000	18,726,018
6.75%, 3/1/28 (a)	6,920,000	7,829,599

(Cost $261,947,120)		257,366,348

Energy — 12.4%
Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC 144A, 4.25%, 1/31/23	2,762,000	2,841,408
144A, 5.00%, 1/31/28	3,882,000	4,198,752
144A, 4.75%, 1/15/30	3,876,000	4,084,199

(Cost $11,215,099)		11,124,359

Oil & Gas — 6.6%
Antero Resources Corp. 5.00%, 3/1/25 (a)	3,548,000	3,626,606
144A, 7.625%, 2/1/29	3,926,000	4,323,547
144A, 5.375%, 3/1/30	3,284,000	3,346,511
Apache Corp. 4.625%, 11/15/25	2,769,000	3,000,101
4.375%, 10/15/28	3,900,000	4,213,560
4.25%, 1/15/30 (a)	3,409,000	3,674,101
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	3,342,000	3,408,840
144A, 5.875%, 6/30/29	2,238,000	2,148,413
Callon Petroleum Co. 6.125%, 10/1/24 (a)	2,520,000	2,434,950
144A, 8.00%, 8/1/28 (a)	3,558,000	3,429,965
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	3,110,000	3,214,963
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	2,970,000	3,109,471
144A, 5.875%, 2/1/29	2,785,000	2,976,594
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	7,699,000	7,724,022

	Principal Amount	Value
Oil & Gas (Continued)
CITGO Petroleum Corp. 144A, 7.00%, 6/15/25	$6,229,000	$6,392,511
144A, 6.375%, 6/15/26	3,608,000	3,666,792
CNX Resources Corp. 144A, 7.25%, 3/14/27	3,876,000	4,113,463
144A, 6.00%, 1/15/29	2,785,000	2,904,574
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	6,922,000	7,257,752
144A, 5.875%, 1/15/30	5,433,000	5,454,705
Continental Resources, Inc. 4.50%, 4/15/23	3,556,000	3,711,575
3.80%, 6/1/24	5,593,000	5,977,519
4.375%, 1/15/28 (a)	5,536,000	6,221,966
144A, 5.75%, 1/15/31	8,301,000	10,127,220
CrownRock LP / CrownRock Finance, Inc. 144A, 5.625%, 10/15/25	6,473,000	6,674,828
144A, 5.00%, 5/1/29	2,415,000	2,484,407
CVR Energy, Inc. 144A, 5.25%, 2/15/25 (a)	3,315,000	3,252,976
144A, 5.75%, 2/15/28 (a)	2,246,000	2,221,204
Endeavor Energy Resources LP / EER Finance, Inc. 144A, 6.625%, 7/15/25	3,334,000	3,539,708
144A, 5.50%, 1/30/26	2,737,000	2,836,818
144A, 5.75%, 1/30/28	5,623,000	5,925,236
EQT Corp. 3.00%, 10/1/22 (a)	3,039,000	3,106,861
6.625%, 2/1/25	5,537,000	6,353,541
144A, 3.125%, 5/15/26	2,800,000	2,880,500
3.90%, 10/1/27	6,905,700	7,465,338
7.50%, 2/1/30	4,143,000	5,388,489
144A, 3.625%, 5/15/31 (a)	2,762,000	2,917,735
Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 6.25%, 11/1/28	3,278,000	3,389,813
144A, 5.75%, 2/1/29	3,315,000	3,368,869
144A, 6.00%, 2/1/31	3,372,000	3,468,945
Laredo Petroleum, Inc. 9.50%, 1/15/25	3,263,000	3,357,970
144A, 7.75%, 7/31/29 (a)	2,207,000	2,140,393
Leviathan Bond Ltd. 144A,REGS, 5.75%, 6/30/23	2,736,649	2,859,169
144A,REGS, 6.125%, 6/30/25	3,284,379	3,587,035
144A,REGS, 6.50%, 6/30/27 (a)	3,284,379	3,633,147
144A,REGS, 6.75%, 6/30/30	3,245,514	3,643,089
Matador Resources Co., 5.875%, 9/15/26	5,800,000	5,841,470
MEG Energy Corp. 144A, 7.125%, 2/1/27	6,760,000	7,121,728
144A, 5.875%, 2/1/29	3,284,000	3,362,143
Moss Creek Resources Holdings, Inc. 144A, 7.50%, 1/15/26	3,956,000	3,384,833
144A, 10.50%, 5/15/27 (a)	2,727,000	2,481,611
Murphy Oil Corp. 5.75%, 8/15/25	3,147,000	3,221,741
5.875%, 12/1/27 (a)	2,953,000	3,074,811
6.375%, 7/15/28	3,010,000	3,171,788

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Oil & Gas (Continued)
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	$3,101,000	$2,887,806
Nabors Industries, Inc., 5.75%, 2/1/25	3,645,000	3,080,025
Occidental Petroleum Corp. 2.70%, 2/15/23	2,449,000	2,494,062
6.95%, 7/1/24	3,883,000	4,374,025
2.90%, 8/15/24	5,600,000	5,747,000
3.50%, 6/15/25	3,226,000	3,388,607
8.00%, 7/15/25	2,812,000	3,391,975
5.875%, 9/1/25 (a)	5,261,000	5,925,517
5.50%, 12/1/25	4,097,000	4,573,440
5.55%, 3/15/26	5,907,000	6,593,689
3.40%, 4/15/26	5,311,000	5,463,691
3.20%, 8/15/26	5,008,000	5,174,992
3.00%, 2/15/27	4,405,000	4,423,061
8.50%, 7/15/27	2,799,000	3,535,291
6.375%, 9/1/28	3,354,000	3,973,836
3.50%, 8/15/29	8,333,000	8,591,406
8.875%, 7/15/30	5,537,000	7,605,872
6.625%, 9/1/30	8,210,000	10,250,554
6.125%, 1/1/31 (a)	7,147,000	8,652,122
7.50%, 5/1/31	4,867,000	6,374,894
7.875%, 9/15/31	2,682,000	3,566,577
Ovintiv Exploration, Inc. 5.625%, 7/1/24	5,532,000	6,168,085
5.375%, 1/1/26	3,911,000	4,425,131
Parkland Corp. 144A, 5.875%, 7/15/27	2,887,000	3,079,707
144A, 4.50%, 10/1/29	4,379,000	4,494,934
PBF Holding Co. LLC / PBF Finance Corp. 144A, 9.25%, 5/15/25	6,928,000	6,694,180
7.25%, 6/15/25	4,062,000	2,848,782
6.00%, 2/15/28	5,563,000	3,651,442
PDC Energy, Inc. 6.125%, 9/15/24	2,270,000	2,310,100
5.75%, 5/15/26 (a)	4,120,000	4,283,152
Puma International Financing SA 144A, 5.125%, 10/6/24	3,240,000	3,252,166
144A, 5.00%, 1/24/26 (a)	4,188,000	4,196,941
Range Resources Corp. 5.00%, 3/15/23	3,048,000	3,132,003
4.875%, 5/15/25	4,143,000	4,293,184
9.25%, 2/1/26 (a)	5,093,000	5,575,918
144A, 8.25%, 1/15/29	3,315,000	3,684,109
SM Energy Co. 144A, 10.00%, 1/15/25	2,445,000	2,729,231
6.75%, 9/15/26 (a)	2,295,000	2,309,367
6.625%, 1/15/27 (a)	2,331,000	2,345,592
6.50%, 7/15/28	2,249,000	2,262,775
Southwestern Energy Co. 6.45%, 1/23/25	4,888,000	5,333,492
7.75%, 10/1/27 (a)	2,431,000	2,634,596
5.375%, 3/15/30	6,700,000	6,965,220
Sunoco LP / Sunoco Finance Corp. 5.50%, 2/15/26	4,674,000	4,808,167

	Principal Amount	Value
Oil & Gas (Continued)
6.00%, 4/15/27	$3,719,000	$3,890,836
4.50%, 5/15/29	4,430,000	4,492,286
Transocean, Inc. 144A, 7.25%, 11/1/25	2,241,000	1,750,781
144A, 7.50%, 1/15/26	3,100,000	2,375,375
144A, 11.50%, 1/30/27	3,872,000	3,905,454
144A, 8.00%, 2/1/27	3,470,000	2,554,788

(Cost $435,495,999)		443,132,153

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	2,737,000	2,846,507
144A, 6.25%, 4/1/28	4,430,000	4,518,600
CGG SA, 144A, 8.75%, 4/1/27 (a)	2,767,000	2,694,504
TechnipFMC PLC, 144A, 6.50%, 2/1/26	5,637,000	5,990,569
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	3,968,000	4,128,069
6.875%, 9/1/27	4,228,000	4,433,777
Weatherford International Ltd. 144A, 8.75%, 9/1/24	2,987,000	3,110,214
144A, 11.00%, 12/1/24	11,472,000	12,002,580

(Cost $39,137,721)		39,724,820

Pipelines — 5.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	3,038,000	3,349,425
144A, 5.75%, 3/1/27	3,902,000	4,024,016
144A, 5.75%, 1/15/28	3,301,000	3,441,359
144A, 5.375%, 6/15/29	4,400,000	4,510,000
Buckeye Partners LP 4.15%, 7/1/23	2,889,000	2,986,634
144A, 4.125%, 3/1/25	2,871,000	2,971,585
3.95%, 12/1/26	3,358,000	3,471,803
4.125%, 12/1/27	2,211,000	2,269,879
144A, 4.50%, 3/1/28	2,737,000	2,830,222
Cheniere Energy Partners LP 5.625%, 10/1/26	6,038,000	6,256,274
4.50%, 10/1/29	8,343,000	9,000,011
144A, 4.00%, 3/1/31	8,457,000	8,911,564
Cheniere Energy, Inc., 4.625%, 10/15/28	10,923,000	11,537,419
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	7,734,000	7,985,587
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25 (a)	2,773,000	2,835,392
144A, 5.625%, 5/1/27	3,342,000	3,371,242
144A, 6.00%, 2/1/29	3,900,000	3,974,178
DCP Midstream Operating LP 3.875%, 3/15/23	2,762,000	2,842,761
5.375%, 7/15/25	4,868,000	5,366,970
5.625%, 7/15/27	2,762,000	3,142,742

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Pipelines (Continued)
5.125%, 5/15/29	$3,315,000	$3,684,142
DT Midstream, Inc. 144A, 4.125%, 6/15/29	6,091,000	6,250,889
144A, 4.375%, 6/15/31	5,537,000	5,723,874
EnLink Midstream LLC, 5.375%, 6/1/29	2,750,000	2,827,083
EnLink Midstream Partners LP 4.40%, 4/1/24	2,883,000	3,002,500
4.15%, 6/1/25	3,989,000	4,113,576
4.85%, 7/15/26	2,688,000	2,800,869
EQM Midstream Partners LP 4.75%, 7/15/23	3,302,000	3,454,717
4.00%, 8/1/24	2,712,000	2,779,258
144A, 6.00%, 7/1/25	3,787,000	4,094,694
4.125%, 12/1/26	2,680,000	2,736,173
144A, 6.50%, 7/1/27	5,362,000	5,972,222
5.50%, 7/15/28	4,552,000	4,973,060
144A, 4.50%, 1/15/29	4,427,000	4,487,982
144A, 4.75%, 1/15/31	6,203,000	6,303,799
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	2,927,000	2,872,148
8.00%, 1/15/27	5,524,000	5,492,403
7.75%, 2/1/28	4,112,000	4,036,339
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	4,401,000	4,575,368
144A, 5.125%, 6/15/28	3,038,000	3,186,103
144A, 4.25%, 2/15/30	4,200,000	4,258,590
ITT Holdings LLC, 144A, 6.50%, 8/1/29	6,664,000	6,805,610
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	6,922,000	7,034,483
144A, 6.50%, 9/30/26	8,436,000	8,490,412
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	11,325,000	11,509,031
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23	3,125,000	2,925,781
NuStar Logistics LP 5.75%, 10/1/25	3,542,000	3,812,078
6.00%, 6/1/26	2,785,000	3,017,631
5.625%, 4/28/27	3,031,000	3,227,954
6.375%, 10/1/30	3,322,000	3,677,454
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	2,210,000	2,277,361
144A, 4.95%, 7/15/29	3,045,000	3,171,839
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	3,306,000	3,566,314
144A, 6.00%, 3/1/27 (a)	2,354,000	2,439,403
144A, 5.50%, 1/15/28	4,130,000	4,176,690
144A, 6.00%, 12/31/30	4,248,000	4,326,843
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.875%, 4/15/26	5,262,000	5,511,945
5.375%, 2/1/27	2,730,000	2,825,550

	Principal Amount	Value
Pipelines (Continued)
6.50%, 7/15/27	$4,099,000	$4,443,193
5.00%, 1/15/28	3,967,000	4,173,522
6.875%, 1/15/29	3,718,000	4,184,423
5.50%, 3/1/30	5,243,000	5,786,961
4.875%, 2/1/31	5,563,000	6,058,385
144A, 4.00%, 1/15/32	5,463,000	5,709,299
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	7,000,000	7,223,650
144A, 4.125%, 8/15/31	7,000,000	7,359,415
Western Midstream Operating LP 4.35%, 2/1/25	5,600,000	5,891,592
3.95%, 6/1/25	2,800,000	2,929,500
4.65%, 7/1/26	2,785,000	3,005,711
4.50%, 3/1/28	4,385,000	4,730,757
4.75%, 8/15/28	2,239,000	2,466,594
5.30%, 2/1/30	6,795,000	7,581,895

(Cost $330,026,928)		333,046,128

Financial — 9.7%
Banks — 1.0%
CIT Group, Inc. 5.00%, 8/1/23	4,566,000	4,925,573
4.75%, 2/16/24	2,731,000	2,949,480
3.929%, 6/19/24	2,737,000	2,873,850
5.25%, 3/7/25	2,731,000	3,081,797
6.125%, 3/9/28	2,210,000	2,714,134
Commerzbank AG, 144A, 8.125%, 9/19/23	5,463,000	6,169,293
Deutsche Bank AG, 3.729%, 1/14/32 (b)	6,978,000	7,207,371
Freedom Mortgage Corp. 144A, 8.125%, 11/15/24	2,337,000	2,369,262
144A, 8.25%, 4/15/25	3,010,000	3,074,444
144A, 7.625%, 5/1/26	3,372,000	3,381,661
144A, 6.625%, 1/15/27	3,621,000	3,472,792
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	11,155,000	12,113,951
144A, 5.71%, 1/15/26	8,337,000	9,382,912
144A, 4.198%, 6/1/32	4,201,000	4,330,382

(Cost $67,394,566)		68,046,902

Diversified Financial Services — 2.7%
Ally Financial, Inc., 5.75%, 11/20/25	5,800,000	6,625,015
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	5,600,000	5,747,336
LD Holdings Group LLC 144A, 6.50%, 11/1/25	2,785,000	2,844,181
144A, 6.125%, 4/1/28	3,342,000	3,288,595
LPL Holdings, Inc. 144A, 4.625%, 11/15/27	2,291,000	2,377,016
144A, 4.00%, 3/15/29	5,066,000	5,180,238
144A, 4.375%, 5/15/31	2,210,000	2,290,466
Midcap Financial Issuer Trust 144A, 6.50%, 5/1/28	5,393,000	5,650,300
144A, 5.625%, 1/15/30	2,393,000	2,384,397

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Diversified Financial Services (Continued)
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	$3,284,000	$3,464,620
144A, 5.50%, 8/15/28	4,652,000	4,838,080
144A, 5.125%, 12/15/30	3,658,000	3,744,951
Navient Corp. 5.50%, 1/25/23	5,463,000	5,736,150
7.25%, 9/25/23	2,856,000	3,141,250
MTN, 6.125%, 3/25/24	4,757,000	5,163,486
5.875%, 10/25/24	2,737,000	2,985,930
6.75%, 6/25/25	2,769,000	3,090,896
6.75%, 6/15/26	2,769,000	3,122,047
5.00%, 3/15/27	3,831,000	4,028,201
4.875%, 3/15/28	2,869,000	2,923,396
NFP Corp., 144A, 6.875%, 8/15/28	9,899,000	10,171,222
OneMain Finance Corp. 5.625%, 3/15/23	4,818,000	5,095,445
6.125%, 3/15/24	7,090,000	7,648,338
6.875%, 3/15/25	7,328,000	8,308,120
8.875%, 6/1/25	3,284,000	3,605,668
7.125%, 3/15/26	8,913,000	10,417,069
3.50%, 1/15/27	4,178,000	4,234,445
6.625%, 1/15/28	4,430,000	5,120,482
3.875%, 9/15/28	3,300,000	3,320,641
5.375%, 11/15/29	4,203,000	4,597,599
4.00%, 9/15/30	4,746,000	4,762,469
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	3,591,000	3,720,420
144A, 4.25%, 2/15/29	3,591,000	3,461,167
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc. 144A, 3.625%, 3/1/29	4,155,000	4,248,487
144A, 3.875%, 3/1/31	6,949,000	7,118,295
Rocket Mortgage LLC, 144A, 5.25%, 1/15/28	5,627,000	5,929,451
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	4,379,000	4,493,949
144A, 5.50%, 4/15/29	3,899,000	3,826,245

(Cost $177,825,370)		178,706,063

Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	5,203,000	5,307,060
144A, 10.125%, 8/1/26	2,189,000	2,459,889
144A, 4.25%, 2/15/29	3,876,000	3,842,163
144A, 6.00%, 8/1/29	2,800,000	2,761,724
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	2,907,000	2,917,901
144A, 6.75%, 10/15/27	7,520,000	7,811,400
AssuredPartners, Inc. 144A, 7.00%, 8/15/25	2,785,000	2,833,737
144A, 5.625%, 1/15/29	3,124,000	3,148,149
HUB International Ltd., 144A, 7.00%, 5/1/26	9,303,000	9,636,513
MGIC Investment Corp., 5.25%, 8/15/28	3,621,000	3,878,996

	Principal Amount	Value
Insurance (Continued)
Radian Group, Inc. 4.50%, 10/1/24	$2,463,000	$2,666,197
6.625%, 3/15/25	3,100,000	3,499,125
4.875%, 3/15/27	2,517,000	2,776,830

(Cost $53,376,660)		53,539,684

Real Estate — 0.6%
Howard Hughes Corp. 144A, 5.375%, 8/1/28	4,143,000	4,396,759
144A, 4.125%, 2/1/29	3,583,000	3,605,394
144A, 4.375%, 2/1/31	3,591,000	3,626,910
Kennedy-Wilson, Inc. 4.75%, 3/1/29	3,509,000	3,614,217
4.75%, 2/1/30	3,300,000	3,395,007
5.00%, 3/1/31	3,315,000	3,453,119
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.875%, 6/1/23	2,199,000	2,292,018
144A, 7.625%, 6/15/25	3,345,000	3,605,877
144A, 9.375%, 4/1/27	3,160,000	3,491,942
144A, 5.75%, 1/15/29	4,975,000	5,212,805

(Cost $36,476,375)		36,694,048

Real Estate Investment Trusts — 4.0%
Apollo Commercial Real Estate Finance, Inc., 144A, 4.625%, 6/15/29	2,815,000	2,745,244
Diversified Healthcare Trust 9.75%, 6/15/25	5,473,000	6,027,141
4.75%, 2/15/28	2,819,000	2,858,649
4.375%, 3/1/31	2,737,000	2,689,171
EPR Properties 4.75%, 12/15/26	2,507,000	2,709,365
4.50%, 6/1/27	2,463,000	2,612,276
4.95%, 4/15/28	2,185,000	2,362,438
3.75%, 8/15/29	2,916,000	2,932,192
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	2,189,000	2,310,358
144A, 3.375%, 6/15/26	5,473,000	5,584,102
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	5,627,000	5,866,147
144A, 5.25%, 3/15/28	4,462,000	4,690,677
144A, 5.00%, 7/15/28	2,710,000	2,835,337
144A, 4.875%, 9/15/29	5,765,000	6,088,128
144A, 5.25%, 7/15/30	7,328,000	7,831,800
144A, 4.50%, 2/15/31	5,949,000	6,125,626
144A, 5.625%, 7/15/32	3,251,000	3,537,494
iStar, Inc. 4.75%, 10/1/24	4,184,000	4,445,709
4.25%, 8/1/25	3,117,000	3,253,369
5.50%, 2/15/26	2,289,000	2,400,589
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 4.25%, 2/1/27	3,568,000	3,590,300
144A, 4.75%, 6/15/29	3,632,000	3,718,260

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	$5,866,000	$6,401,272
144A, 4.625%, 6/15/25	4,529,000	4,873,430
4.50%, 9/1/26	2,793,000	3,046,870
5.75%, 2/1/27	4,096,000	4,721,354
144A, 3.875%, 2/15/29	4,130,000	4,383,520
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	2,717,000	2,803,075
5.00%, 10/15/27	7,812,000	8,280,720
4.625%, 8/1/29	5,224,000	5,591,861
3.50%, 3/15/31	7,162,000	7,372,527
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	3,492,000	3,740,840
144A, 5.875%, 10/1/28	4,005,000	4,270,331
144A, 4.875%, 5/15/29	4,143,000	4,264,431
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	3,973,000	4,144,189
144A, 4.50%, 2/15/29	3,342,000	3,388,621
SBA Communications Corp. 4.875%, 9/1/24	6,107,000	6,206,239
3.875%, 2/15/27	8,332,000	8,669,696
144A, 3.125%, 2/1/29	8,381,000	8,244,976
Service Properties Trust 4.50%, 6/15/23	2,793,000	2,859,459
4.35%, 10/1/24	4,716,000	4,786,740
7.50%, 9/15/25	4,457,000	5,036,834
4.75%, 10/1/26	2,481,000	2,477,899
4.95%, 2/15/27 (a)	2,273,000	2,276,569
5.50%, 12/15/27 (a)	2,492,000	2,675,807
3.95%, 1/15/28	2,240,000	2,131,091
4.95%, 10/1/29	2,323,000	2,285,658
4.375%, 2/15/30	2,217,000	2,132,710
Starwood Property Trust, Inc. 4.75%, 3/15/25	2,762,000	2,896,648
144A, 3.625%, 7/15/26	2,210,000	2,226,575
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 144A, 7.125%, 12/15/24	3,421,000	3,522,775
144A, 7.875%, 2/15/25	12,612,000	13,494,840
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 4.75%, 4/15/28	3,155,000	3,225,988
144A, 6.50%, 2/15/29	6,141,000	6,417,345
VICI Properties LP / VICI Note Co., Inc. 144A, 3.50%, 2/15/25 (a)	4,097,000	4,204,546
144A, 4.25%, 12/1/26	6,971,000	7,331,174
144A, 3.75%, 2/15/27 (a)	4,176,000	4,348,260
144A, 4.625%, 12/1/29	5,557,000	6,050,184
144A, 4.125%, 8/15/30	5,568,000	5,950,800

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
XHR LP 144A, 6.375%, 8/15/25	$2,812,000	$2,984,235
144A, 4.875%, 6/1/29	2,787,000	2,874,094

(Cost $266,251,520)		269,808,555

Venture Capital — 0.6%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	5,534,000	5,799,853
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.75%, 2/1/24	2,679,000	2,732,580
4.75%, 9/15/24	6,124,000	6,357,248
6.375%, 12/15/25	4,185,000	4,315,781
6.25%, 5/15/26	6,918,000	7,298,490
5.25%, 5/15/27	8,139,000	8,464,601
4.375%, 2/1/29	4,267,000	4,287,247

(Cost $39,154,399)		39,255,800

Industrial — 7.9%
Aerospace/Defense — 2.4%
Bombardier, Inc. 144A, 6.00%, 10/15/22	2,815,000	2,821,897
144A, 6.125%, 1/15/23	2,922,000	3,145,664
144A, 7.50%, 12/1/24	5,698,000	5,946,148
144A, 7.50%, 3/15/25	8,194,000	8,427,693
144A, 7.125%, 6/15/26 (a)	6,600,000	6,971,250
144A, 7.875%, 4/15/27 (a)	11,275,000	11,835,367
144A, 6.00%, 2/15/28	4,000,000	4,039,320
Howmet Aerospace, Inc. 5.125%, 10/1/24	7,052,000	7,759,175
6.875%, 5/1/25	6,581,000	7,786,179
Rolls-Royce PLC 144A, 3.625%, 10/14/25	5,463,000	5,566,524
144A, 5.75%, 10/15/27	5,590,000	6,138,295
Spirit AeroSystems, Inc. 144A, 5.50%, 1/15/25	2,737,000	2,867,117
144A, 7.50%, 4/15/25	6,629,000	7,026,740
4.60%, 6/15/28 (a)	4,006,000	3,920,872
TransDigm, Inc. 144A, 8.00%, 12/15/25	6,009,000	6,437,141
144A, 6.25%, 3/15/26	24,395,000	25,675,737
6.375%, 6/15/26	5,129,000	5,331,852
7.50%, 3/15/27	3,547,000	3,756,895
5.50%, 11/15/27	15,003,000	15,378,075
144A, 4.625%, 1/15/29	6,590,000	6,515,863
144A, 4.875%, 5/1/29	4,123,000	4,102,653
Triumph Group, Inc. 144A, 8.875%, 6/1/24	3,271,000	3,606,278
144A, 6.25%, 9/15/24	2,906,000	2,945,376
7.75%, 8/15/25 (a)	2,862,000	2,858,423

(Cost $159,178,974)		160,860,534

Building Materials — 0.9%
Builders FirstSource, Inc. 144A, 6.75%, 6/1/27	3,904,000	4,172,400
144A, 5.00%, 3/1/30	3,045,000	3,261,956
144A, 4.25%, 2/1/32	5,571,000	5,729,857

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Building Materials (Continued)
Griffon Corp., 5.75%, 3/1/28	$5,520,000	$5,864,669
JELD-WEN, Inc. 144A, 4.625%, 12/15/25	2,214,000	2,259,024
144A, 4.875%, 12/15/27	2,415,000	2,520,765
SRM Escrow Issuer LLC, 144A, 6.00%, 11/1/28	6,128,000	6,503,340
Standard Industries, Inc. 144A, 5.00%, 2/15/27	4,696,000	4,860,360
144A, 4.75%, 1/15/28	5,571,000	5,791,194
144A, 4.375%, 7/15/30 (a)	6,228,000	6,406,463
144A, 3.375%, 1/15/31	6,027,000	5,800,988
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	3,910,000	4,144,756

(Cost $57,547,411)		57,315,772

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	3,284,000	3,378,415
144A, 4.375%, 3/31/29	4,535,000	4,553,684
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	8,286,000	8,923,525
144A, 7.25%, 6/15/28	7,381,000	8,218,301

(Cost $25,055,188)		25,073,925

Electronics — 0.5%
Imola Merger Corp., 144A, 4.75%, 5/15/29	10,925,000	11,321,031
Sensata Technologies BV 144A, 4.875%, 10/15/23	2,838,000	3,043,074
144A, 5.625%, 11/1/24	2,153,000	2,397,904
144A, 5.00%, 10/1/25	3,942,000	4,411,571
144A, 4.00%, 4/15/29	5,439,000	5,633,771
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30 (a)	2,422,000	2,600,865
144A, 3.75%, 2/15/31	4,474,000	4,502,566

(Cost $33,625,249)		33,910,782

Engineering & Construction — 0.2%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	5,537,000	5,585,449
Fluor Corp. 3.50%, 12/15/24 (a)	2,771,000	2,915,743
4.25%, 9/15/28 (a)	3,325,000	3,493,710

(Cost $11,793,452)		11,994,902

Environmental Control — 0.7%
Covanta Holding Corp. 5.875%, 7/1/25	2,189,000	2,262,879
6.00%, 1/1/27	2,326,000	2,410,317
5.00%, 9/1/30	2,210,000	2,279,062
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	2,787,000	2,894,996
144A, 3.75%, 8/1/25	4,213,000	4,344,656
144A, 5.125%, 12/15/26	2,769,000	2,924,756
144A, 4.00%, 8/1/28	2,785,000	2,767,649
144A, 3.50%, 9/1/28	4,178,000	4,174,449

	Principal Amount	Value
Environmental Control (Continued)
144A, 4.75%, 6/15/29	$4,178,000	$4,298,118
144A, 4.375%, 8/15/29	3,100,000	3,121,049
Madison IAQ LLC 144A, 4.125%, 6/30/28	3,942,000	3,969,673
144A, 5.875%, 6/30/29	5,718,000	5,860,950
Stericycle, Inc. 144A, 5.375%, 7/15/24	3,488,000	3,579,665
144A, 3.875%, 1/15/29	2,769,000	2,821,625

(Cost $47,795,521)		47,709,844

Machinery-Diversified — 0.2%
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	8,711,000	9,214,670
Vertical Holdco GmbH, 144A, 7.625%, 7/15/28	2,560,000	2,776,013

(Cost $11,909,884)		11,990,683

Miscellaneous Manufacturing — 0.1%
FXI Holdings, Inc. 144A, 7.875%, 11/1/24	2,813,000	2,893,733
144A, 12.25%, 11/15/26	4,244,000	4,839,348
Hillenbrand, Inc., 5.75%, 6/15/25	2,235,000	2,366,306

(Cost $9,978,313)		10,099,387

Packaging & Containers — 2.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 3.25%, 9/1/28	3,278,000	3,306,682
144A, 4.00%, 9/1/29	5,742,000	5,859,711
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	3,831,000	4,012,972
144A, 4.125%, 8/15/26	6,787,000	7,064,928
144A, 5.25%, 8/15/27	5,545,000	5,746,006
144A, 5.25%, 8/15/27	4,479,000	4,641,364
Ball Corp. 4.00%, 11/15/23	5,559,000	5,885,591
5.25%, 7/1/25	5,554,000	6,282,962
4.875%, 3/15/26	4,180,000	4,697,275
2.875%, 8/15/30	7,238,000	7,265,432
Berry Global, Inc., 144A, 5.625%, 7/15/27	2,797,000	2,947,339
Cascades, Inc./Cascades USA, Inc., 144A, 5.375%, 1/15/28	3,497,000	3,689,335
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	5,473,000	5,742,272
Flex Acquisition Co., Inc. 144A, 6.875%, 1/15/25	3,521,000	3,560,611
144A, 7.875%, 7/15/26	2,737,000	2,877,271
Graphic Packaging International LLC, 144A, 3.50%, 3/15/28 (a)	2,463,000	2,497,790
LABL, Inc. 144A, 6.75%, 7/15/26	3,831,000	4,027,339
144A, 10.50%, 7/15/27	3,807,000	4,153,627

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Packaging & Containers (Continued)
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	$8,509,000	$8,619,192
144A, 7.25%, 4/15/25	7,475,000	7,398,755
Owens-Brockway Glass Container, Inc. 144A, 5.875%, 8/15/23	3,950,000	4,201,812
144A, 6.625%, 5/13/27	3,867,000	4,175,703
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A, 4.00%, 10/15/27	5,571,000	5,576,042
Sealed Air Corp. 144A, 4.875%, 12/1/22	2,326,000	2,410,318
144A, 5.25%, 4/1/23	2,326,000	2,445,207
144A, 5.125%, 12/1/24	2,326,000	2,527,420
144A, 5.50%, 9/15/25	2,439,000	2,739,387
144A, 4.00%, 12/1/27	2,422,000	2,601,410
Silgan Holdings, Inc., 4.125%, 2/1/28	3,156,000	3,270,184
Trivium Packaging Finance BV 144A, 5.50%, 8/15/26	5,800,000	6,118,594
144A, 8.50%, 8/15/27	3,975,000	4,282,069

(Cost $139,852,323)		140,624,600

Transportation — 0.2%
Seaspan Corp., 144A, 5.50%, 8/1/29	4,297,000	4,399,054
XPO Logistics, Inc. 144A, 6.125%, 9/1/23	2,928,000	2,928,000
144A, 6.25%, 5/1/25	6,406,000	6,774,345

(Cost $13,991,771)		14,101,399

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	4,696,000	4,842,750
144A, 9.75%, 8/1/27	2,210,000	2,497,300
144A, 5.50%, 5/1/28	2,882,000	2,925,230

(Cost $10,365,671)		10,265,280

Technology — 3.9%
Computers — 1.4%
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/26	6,365,000	6,683,250
Booz Allen Hamilton, Inc. 144A, 3.875%, 9/1/28	3,876,000	4,000,245
144A, 4.00%, 7/1/29	2,767,000	2,871,676
Dell International LLC / EMC Corp., 144A, 7.125%, 6/15/24	8,394,000	8,582,865
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	2,214,000	2,263,815
144A, 9.375%, 7/15/25	3,867,000	4,253,700
EMC Corp., 3.375%, 6/1/23	5,524,000	5,710,435
Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, 7/15/23	5,463,000	4,104,079

	Principal Amount	Value
Computers (Continued)
NCR Corp. 144A, 5.75%, 9/1/27	$2,707,000	$2,866,171
144A, 5.00%, 10/1/28	3,599,000	3,729,518
144A, 5.125%, 4/15/29	6,645,000	6,898,091
144A, 6.125%, 9/1/29	2,763,000	3,015,207
144A, 5.25%, 10/1/30	2,481,000	2,596,069
Seagate HDD Cayman 4.75%, 6/1/23	3,052,000	3,251,914
4.875%, 3/1/24	2,785,000	3,011,588
4.75%, 1/1/25	2,587,000	2,855,919
4.875%, 6/1/27	2,764,000	3,096,454
144A, 4.091%, 6/1/29	2,787,000	2,951,112
144A, 3.125%, 7/15/29	2,946,000	2,895,675
144A, 4.125%, 1/15/31	2,781,000	2,936,402
144A, 3.375%, 7/15/31	2,785,000	2,761,007
Western Digital Corp., 4.75%, 2/15/26	12,813,000	14,325,959

(Cost $95,008,501)		95,661,151

Office/Business Equipment — 0.5%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	3,184,000	3,524,529
4.125%, 5/1/25	3,284,000	3,419,465
4.25%, 4/1/28	3,315,000	3,476,606
3.25%, 2/15/29	3,861,000	3,972,004
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	2,378,000	2,535,543
Xerox Corp., 4.375%, 3/15/23	5,571,000	5,840,915
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	4,278,000	4,517,450
144A, 5.50%, 8/15/28 (a)	4,078,000	4,265,914

(Cost $31,299,384)		31,552,426

Semiconductors — 0.2%
ams AG, 144A, 7.00%, 7/31/25 (a)	2,542,000	2,725,786
Microchip Technology, Inc., 4.25%, 9/1/25	6,705,000	7,071,256
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	3,876,000	4,045,730

(Cost $13,758,286)		13,842,772

Software — 1.8%
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	5,537,000	5,613,134
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	3,278,000	3,513,033
CDK Global, Inc. 5.00%, 10/15/24	2,750,000	3,055,937
4.875%, 6/1/27	3,365,000	3,537,456
144A, 5.25%, 5/15/29	2,769,000	3,013,973
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	7,537,000	7,621,791
Dun & Bradstreet Corp. 144A, 6.875%, 8/15/26	2,304,000	2,430,720

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

	Principal Amount	Value
Software (Continued)
144A, 10.25%, 2/15/27	$2,507,000	$2,723,241
J2 Global, Inc., 144A, 4.625%, 10/15/30	4,293,000	4,551,267
MicroStrategy, Inc., 144A, 6.125%, 6/15/28 (a)	2,787,000	2,870,443
MSCI, Inc. 144A, 5.375%, 5/15/27	2,761,000	2,948,196
144A, 4.00%, 11/15/29	5,614,000	6,013,997
144A, 3.625%, 9/1/30	5,151,000	5,432,760
144A, 3.875%, 2/15/31	5,537,000	5,917,669
144A, 3.625%, 11/1/31	3,322,000	3,531,635
144A, 3.25%, 8/15/33	3,900,000	4,022,265
Open Text Corp. 144A, 5.875%, 6/1/26	4,652,000	4,807,842
144A, 3.875%, 2/15/28	5,134,000	5,294,438
PTC, Inc. 144A, 3.625%, 2/15/25	2,762,000	2,827,598
144A, 4.00%, 2/15/28	2,785,000	2,882,475
Rackspace Technology Global, Inc. 144A, 3.50%, 2/15/28	3,036,000	2,918,416
144A, 5.375%, 12/1/28 (a)	3,004,000	2,977,309
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	11,142,000	11,812,748
Twilio, Inc. 3.625%, 3/15/29	2,762,000	2,854,389
3.875%, 3/15/31	2,762,000	2,890,115
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	9,767,000	10,167,056

(Cost $115,341,220)		116,229,903

Utilities — 2.7%
Electric — 2.5%
Calpine Corp. 144A, 5.25%, 6/1/26	4,591,000	4,740,208
144A, 4.50%, 2/15/28	7,231,000	7,456,969
144A, 5.125%, 3/15/28	8,139,000	8,291,606
144A, 4.625%, 2/1/29	3,634,000	3,650,716
144A, 5.00%, 2/1/31	4,603,000	4,689,674
144A, 3.75%, 3/1/31	4,851,000	4,764,070
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	4,652,000	4,930,887
144A, 3.75%, 2/15/31	5,121,000	5,204,959
DPL, Inc., 4.125%, 7/1/25	2,286,000	2,450,021
FirstEnergy Corp. Series B, 4.75%, 3/15/23	4,681,000	4,879,708
Series B, 4.40%, 7/15/27	8,194,000	9,206,229
2.65%, 3/1/30	3,560,000	3,631,200
Series B, 2.25%, 9/1/30	2,463,000	2,441,917
FirstEnergy Transmission LLC 144A, 4.35%, 1/15/25	3,309,000	3,645,717
144A, 2.866%, 9/15/28	2,737,000	2,897,941
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	3,742,000	3,954,920
144A, 3.875%, 10/15/26	2,737,000	2,905,531

	Principal Amount	Value
Electric (Continued)
144A, 4.50%, 9/15/27	$3,179,000	$3,442,507
NRG Energy, Inc. 6.625%, 1/15/27	4,756,000	4,941,983
5.75%, 1/15/28	4,544,000	4,862,080
144A, 3.375%, 2/15/29	3,341,000	3,361,881
144A, 5.25%, 6/15/29	4,012,000	4,360,843
144A, 3.625%, 2/15/31	5,448,000	5,536,748
144A, 3.875%, 2/15/32	6,100,000	6,195,130
PG&E Corp. 5.00%, 7/1/28 (a)	5,563,000	5,529,260
5.25%, 7/1/30	5,563,000	5,487,065
Talen Energy Supply LLC 6.50%, 6/1/25	2,970,000	1,303,592
144A, 10.50%, 1/15/26	3,437,000	1,605,646
144A, 7.25%, 5/15/27	4,255,000	3,684,490
144A, 6.625%, 1/15/28 (a)	2,659,000	2,285,756
144A, 7.625%, 6/1/28	2,178,000	1,887,498
TransAlta Corp., 4.50%, 11/15/22 (a)	2,189,000	2,278,038
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	5,913,000	6,089,207
144A, 5.625%, 2/15/27	7,101,000	7,403,219
144A, 5.00%, 7/31/27	7,115,000	7,391,418
144A, 4.375%, 5/1/29	6,963,000	7,076,149

(Cost $168,741,121)		164,464,783

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	3,729,000	4,083,255
5.50%, 5/20/25	4,046,000	4,450,600
5.875%, 8/20/26	3,895,000	4,386,744
5.75%, 5/20/27	2,917,000	3,286,103

(Cost $16,082,795)		16,206,702

TOTAL CORPORATE BONDS (Cost $6,558,468,000)		6,586,916,577

	Number of Shares
SECURITIES LENDING COLLATERAL — 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $219,083,931)	219,083,931	219,083,931

CASH EQUIVALENTS — 2.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $168,443,173)	168,443,173	168,443,173

TOTAL INVESTMENTS — 104.6% (Cost $6,945,995,104)		$6,974,443,681
Other assets and liabilities, net — (4.6%)		(307,946,799)

NET ASSETS — 100.0%		$6,666,496,882

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2021

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
CORPORATE BONDS — 0.1%
Financial — 0.1%
Deutsche Bank AG, 3.73%, 1/14/2032(b)
—	10,786,624		(3,811,277)	20,146	211,878	158,403	—	6,978,000	7,207,371

SECURITIES LENDING COLLATERAL — 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
134,912,900	84,171,031(e	)	—	—	—	27,081	—	219,083,931	219,083,931

CASH EQUIVALENTS — 2.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
103,636,616	1,577,669,908		(1,512,863,351)	—	—	22,052	—	168,443,173	168,443,173

238,549,516	1,672,627,563		(1,516,674,628)	20,146	211,878	207,536	—	394,505,104	394,734,475

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $274,628,491, which is 4.1% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $66,538,974.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$6,586,916,577	$—	$6,586,916,577
Short-Term Investments (f)	387,527,104	—	—	387,527,104

TOTAL	$387,527,104	$6,586,916,577	$—	$6,974,443,681

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	63

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2021

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$18,953,769	$736,709,857	$72,450,672	$6,579,709,206
Investment in affiliated securities at value	—	1,672,217	—	7,207,371
Investment in DWS Government Money Market Series	171,850	29,654,545	5,311,866	168,443,173
Investment in DWS Government & Agency Securities Portfolio*	1,444,823	4,866,433	1,323,612	219,083,931
Cash	—	274	107,815	—
Receivables:
Investment securities sold	1,323,399	37,455,272	258,691	86,229,947
Capital shares	—	—	—	20,145,711
Interest	284,273	9,490,141	1,170,522	90,976,360
Securities lending income	587	2,046	705	105,242

Total assets	$22,178,701	$819,850,785	$80,623,883	$7,171,900,941

Liabilities
Payable upon return of securities loaned	$1,444,823	$4,866,433	$1,323,612	$219,083,931
Payables:
Investment securities purchased	1,391,991	64,479,187	2,659,935	273,387,137
Capital shares	—	—	—	12,094,193
Investment advisory fees	3,254	120,897	12,383	838,798

Total liabilities	2,840,068	69,466,517	3,995,930	505,404,059

Net Assets, at value	$19,338,633	$750,384,268	$76,627,953	$6,666,496,882

Net Assets Consist of
Paid-in capital	$29,563,784	$742,293,695	$75,210,165	$6,727,081,116
Distributable earnings (loss)	(10,225,151)	8,090,573	1,417,788	(60,584,234)

Net Assets, at value	$19,338,633	$750,384,268	$76,627,953	$6,666,496,882

Number of Common Shares outstanding	400,001	14,700,001	1,600,001	165,387,501

Net Asset Value	$48.35	$51.05	$47.89	$40.31

Investment in non-affiliated securities at cost	$18,770,673	$725,871,418	$70,725,397	$6,551,472,507

Investment in affiliated securities at cost	$—	$1,610,022	$—	$6,995,493

Value of securities loaned	$2,165,066	$12,878,522	$2,620,240	$274,628,491

Investment in DWS Government Money Market Series at cost	$171,850	$29,654,545	$5,311,866	$168,443,173

Investment in DWS Government & Agency Securities Portfolio at cost*	$1,444,823	$4,866,433	$1,323,612	$219,083,931

Non-cash collateral for securities on loan	$809,195	$8,439,017	$1,401,605	$66,538,974

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	64

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2021

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$702,254	$8,532,561	$2,578,658	$304,019,304
Affiliated interest income	—	19,917	—	158,403
Income distributions from affiliated funds	53	1,775	771	22,052
Affiliated securities lending income	74	227	291	27,081
Unaffiliated securities lending income, net of borrower rebates	3,125	10,602	9,677	938,767

Total investment income	705,506	8,565,082	2,589,397	305,165,607

Expenses
Investment advisory fees	43,688	692,979	100,540	13,794,156
Other expenses	401	401	57	4,166

Total expenses	44,089	693,380	100,597	13,798,322

Less fees waived (see note 3):
Waiver	(18,778)	(139,393)	(647)	(3,472,942)

Net expenses	25,311	553,987	99,950	10,325,380

Net investment income (loss)	680,195	8,011,095	2,489,447	294,840,227

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	331,044	1,737,928	968,615	19,233,742
In-kind redemptions	—	368,690	302,917	242,281,066
In-kind redemptions in affiliates	—	—	—	20,146

Net realized gain (loss)	331,044	2,106,618	1,271,532	261,534,954

Net change in unrealized appreciation (depreciation) on:
Investments	178,690	9,986,052	185,876	(14,007,508)
Investments in affiliates	—	62,195	—	211,878

Net change in unrealized appreciation (depreciation)	178,690	10,048,247	185,876	(13,795,630)

Net realized and unrealized gain (loss) on investments	509,734	12,154,865	1,457,408	247,739,324

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,189,929	$20,165,960	$3,946,855	$542,579,551

See Notes to Financial Statements.	65

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021	Year Ended August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$680,195	$8,833,615	$8,011,095	$6,141,236
Net realized gain (loss)	331,044	(8,560,108)	2,106,618	4,293,704
Net change in net unrealized appreciation (depreciation)	178,690	2,181,907	10,048,247	(2,775,645)

Net increase (decrease) in net assets resulting from operations	1,189,929	2,455,414	20,165,960	7,659,295

Distributions to Shareholders	(825,490)	(9,663,912)	(8,258,522)	(7,126,652)

Fund Shares Transactions
Proceeds from shares sold	11,992,336	—	715,759,317	54,342,652
Value of shares redeemed	—	(136,509,024)	(15,156,196)	(161,280,463)

Net increase (decrease) in net assets resulting from fund share transactions	11,992,336	(136,509,024)	700,603,121	(106,937,811)

Total net increase (decrease) in Net Assets	12,356,775	(143,717,522)	712,510,559	(106,405,168)

Net Assets
Beginning of year	6,981,858	150,699,380	37,873,709	144,278,877

End of year	$19,338,633	$6,981,858	$750,384,268	$37,873,709

Changes in Shares Outstanding
Shares outstanding, beginning of year	150,001	3,100,001	750,001	2,850,001
Shares sold	250,000	—	14,250,000	1,100,000
Shares redeemed	—	(2,950,000)	(300,000)	(3,200,000)

Shares outstanding, end of year	400,001	150,001	14,700,001	750,001

See Notes to Financial Statements.	66

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Short Duration High Yield Bond ETF		Xtrackers USD High Yield Corporate Bond ETF
	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2021		Year Ended August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,489,447	$2,503,717	$294,840,227		$225,278,292
Net realized gain (loss)	1,271,532	1,209,705	261,534,954		(84,875,854)
Net change in net unrealized appreciation (depreciation)	185,876	1,585,148	(13,795,630)		18,508,043

Net increase (decrease) in net assets resulting from operations	3,946,855	5,298,570	542,579,551		158,910,481

Distributions to Shareholders	(2,657,928)	(2,545,587)	(328,072,536)		(231,469,345)

Fund Shares Transactions
Proceeds from shares sold	45,259,188	175,438,715	8,910,076,826		8,095,596,847
Value of shares redeemed	(7,179,887)	(163,041,545)	(8,666,637,450)		(4,876,338,905)

Net increase (decrease) in net assets resulting from fund share transactions	38,079,301	12,397,170	243,439,376		3,219,257,942

Total net increase (decrease) in Net Assets	39,368,228	15,150,153	457,946,391		3,146,699,078
Net Assets
Beginning of year	37,259,725	22,109,572	6,208,550,491		3,061,851,413

End of year	$76,627,953	$37,259,725	$6,666,496,882		$6,208,550,491

Changes in Shares Outstanding
Shares outstanding, beginning of year	800,001	450,001	158,937,501	*	76,187,501	*
Shares sold	950,000	4,100,000	224,750,000	*	212,312,500	*
Shares redeemed	(150,000)	(3,750,000)	(218,300,000	)*	(129,562,500	)*

Shares outstanding, end of year	1,600,001	800,001	165,387,501	*	158,937,501	*

*	Shares for the year ended August 31, 2020, and through April 12, 2021 have been adjusted to reflect the effects of a stock split effective April 13, 2021. See Note 9.

See Notes to Financial Statements.	67

DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2018(a)
	2021	2020		2019
Net Asset Value, beginning of period	$46.55	$48.61		$49.17	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	2.60	3.01	(c)	3.32	2.07
Net realized and unrealized gain (loss)	2.65	(1.95	)(c)	(0.58)	(1.11)

Total from investment operations	5.25	1.06		2.74	0.96

Less distributions from:
Net investment income	(3.45)	(3.12)		(3.30)	(1.79)

Total distributions	(3.45)	(3.12)		(3.30)	(1.79)

Net Asset Value, end of period	$48.35	$46.55		$48.61	$49.17

Total Return (%)	11.67 (d)	2.46	(d)	5.90 (d)	2.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	19	7		151	148
Ratio of expenses before fee waiver (%)	0.35	0.35		0.35	0.35	*
Ratio of expenses after fee waiver (%)	0.20	0.20		0.31	0.35	*
Ratio of net investment income (loss) (%)	5.45	6.50	(c)	6.91	6.71	*
Portfolio turnover rate (%)(e)	98	98		51	34	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2018(a)
	2021	2020		2019
Net Asset Value, beginning of period	$50.50	$50.62		$49.16	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.45	2.02	(c)	2.29	1.37
Net realized and unrealized gain (loss)	1.07	0.12	(c)	1.44	(1.05)

Total from investment operations	2.52	2.14		3.73	0.32

Less distributions from:
Net investment income	(1.97)	(2.26)		(2.27)	(1.16)

Total distributions	(1.97)	(2.26)		(2.27)	(1.16)

Net Asset Value, end of period	$51.05	$50.50		$50.62	$49.16

Total Return (%)	5.12 (d)	4.42	(d)	7.84 (d)	0.68	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	750	38		144	138
Ratio of expenses before fee waiver (%)	0.25	0.25		0.25	0.25	*
Ratio of expenses after fee waiver (%)	0.20	0.20		0.24	0.25	*
Ratio of net investment income (loss) (%)	2.89	4.09	(c)	4.66	4.44	*
Portfolio turnover rate (%)(e)	88	111		55	52	**

(a)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.04 and $0.23, increase to net realized and unrealized gain (loss) from investments per share by $0.04 and $0.23, and decrease to the ratio of net investment income to average net assets of 0.08% and 0.47%, for Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	68

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2018(a)
	2021	2020		2019
Net Asset Value, beginning of period	$46.57	$49.13		$49.69	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	2.34	2.69	(c)	2.83	1.76
Net realized and unrealized gain (loss)	1.67	(2.47	)(c)(d)	(0.54)	(0.59)

Total from investment operations	4.01	0.22		2.29	1.17

Less distributions from:
Net investment income	(2.69)	(2.78)		(2.85)	(1.48)

Total distributions	(2.69)	(2.78)		(2.85)	(1.48)

Net Asset Value, end of period	$47.89	$46.57		$49.13	$49.69

Total Return (%)	8.86 (e)	0.61	(e)	4.79 (e)	2.41	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	77	37		22	40
Ratio of expenses before fee waiver (%)	0.20	0.20		0.20	0.20	*
Ratio of expenses after fee waiver (%)	0.20	0.20		0.20	0.20	*
Ratio of net investment income (loss) (%)	4.95	6.13	(c)	5.78	5.56	*
Portfolio turnover rate (%)(f)	52	150		45	37	**

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	Years Ended August 31,						Period Ended 8/31/2017(g)(h)
	2021		2020(h)		2019(h)	2018(h)
Net Asset Value, beginning of period	$39.06	(h)	$40.19		$39.90	$40.97	$40.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.70		2.03	(c)	2.39	2.32	1.66
Net realized and unrealized gain (loss)	1.79		(0.95	)(c)	0.23	(1.24)	0.89

Total from investment operations	3.49		1.08		2.62	1.08	2.55

Less distributions from:
Net investment income	(2.24)		(2.21)		(2.34)	(2.15)	(1.58)

Total distributions	(2.24)		(2.21)		(2.34)	(2.15)	(1.58)

Net Asset Value, end of period	$40.31		$39.06		$40.19	$39.90	$40.97

Total Return (%)	8.31	(e)	2.91	(e)	6.87 (e)	2.76 (e)	6.43	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6,666		6,209		3,062	1,796	220
Ratio of expenses before fee waiver (%)	0.20		0.20		0.20	0.20	0.25	*
Ratio of expenses after fee waiver (%)	0.15		0.15		0.17	0.20	0.25	*
Ratio of net investment income (loss) (%)	4.27		5.27	(c)	6.06	5.86	5.57	*
Portfolio turnover rate (%)(f)	37		54		29	32	36	**

(a)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.10 and $0.12, increase to net realized and unrealized gain (loss) from investments per share by $0.10 and $0.12, and decrease to the ratio of net investment income to average net assets of 0.22% and 0.32%, for Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(g)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.
(h)

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split. Net asset value and per share information through April 12, 2021 have been updated to reflect the effect of the split. Shareholders received 5 shares for every 4 shares owned and net asset value per share decreased correspondingly.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	69

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2021, the Trust consists of thirty-five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below, each a diversified series of the Trust:

Xtrackers High Beta High Yield Bond ETF
Xtrackers Low Beta High Yield Bond ETF
Xtrackers Short Duration High Yield Bond ETF
Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares effective April 14, 2021, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

70

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

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Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2021, the Funds did not incur any interest or penalties.

As of August 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers High Beta High Yield Bond ETF	$107,775	$(10,490,074)	$157,148	$(10,225,151)
Xtrackers Low Beta High Yield Bond ETF	1,678,398	(3,244,451)	9,656,626	8,090,573
Xtrackers Short Duration High Yield Bond ETF	250,149	(420,709)	1,588,348	1,417,788
Xtrackers USD High Yield Corporate Bond ETF	17,344,168	(77,869,569)	(58,833)	(60,584,234)

The tax character of dividends and distributions declared for the years ended August 31, 2021 and August 31, 2020 were as follows:

Year Ended August 31, 2021
Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$825,490
Xtrackers Low Beta High Yield Bond ETF	8,258,522
Xtrackers Short Duration High Yield Bond ETF	2,657,928
Xtrackers USD High Yield Corporate Bond ETF	328,072,536

Year Ended August 31, 2020
Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$9,663,912
Xtrackers Low Beta High Yield Bond ETF	7,126,652
Xtrackers Short Duration High Yield Bond ETF	2,545,587
Xtrackers USD High Yield Corporate Bond ETF	231,469,345

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

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At August 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,689,526	$7,800,548	$10,490,074
Xtrackers Low Beta High Yield Bond ETF	2,299,291	945,160	3,244,451
Xtrackers Short Duration High Yield Bond ETF	—	420,709	420,709
Xtrackers USD High Yield Corporate Bond ETF	16,148,977	61,720,592	77,869,569

For the fiscal year ended August 31, 2021, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to premium amortization on debt securities and redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers Low Beta High Yield Bond ETF	$(360,181)	$360,181
Xtrackers Short Duration High Yield Bond ETF	(302,704)	302,704
Xtrackers USD High Yield Corporate Bond ETF	(221,875,030)	221,875,030

As of August 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$20,413,294	$157,148	$334,227	$(177,079)
Xtrackers Low Beta High Yield Bond ETF	763,246,426	9,656,626	10,135,340	(478,714)
Xtrackers Short Duration High Yield Bond ETF	77,497,802	1,588,348	1,672,322	(83,974)
Xtrackers USD High Yield Corporate Bond ETF	6,974,502,514	(58,833)	58,267,957	(58,326,790)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of August 31, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of

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the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2021, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.02% annualized effective rate as of August 31, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2021, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$1,444,823	$—	$65,714	$743,481	$2,254,018

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,254,018

Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$4,866,433	$4,274	$735,191	$7,699,552	$13,305,450

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$13,305,450

Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$1,323,612	$—	$113,754	$1,287,851	$2,725,217

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,725,217

Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$219,083,931	$23,896	$5,673,650	$60,841,428	$285,622,905

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$285,622,905

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

The Advisor for Xtrackers High Beta High Yield Bond ETF has contractually agreed, until December 17, 2021, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the Fund’s average daily net assets. For the year ended August 31, 2021, the Advisor waived $18,723 of expenses to the Fund.

The Advisor for Xtrackers Low Beta High Yield Bond ETF has contractually agreed, until December 17, 2021, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the Fund’s average daily net assets. For the year ended August 31, 2021, the Advisor waived $138,596 of expenses to the Fund.

The Advisor for Xtrackers USD High Yield Corporate Bond ETF has contractually agreed, until December 17, 2021, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2021, the Advisor waived $3,448,539 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2021, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$55
Xtrackers Low Beta High Yield Bond ETF	797
Xtrackers Short Duration High Yield Bond ETF	647
Xtrackers USD High Yield Corporate Bond ETF	24,403

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Investment Portfolio Transactions

For the year ended August 31, 2021, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$11,803,929	$11,824,067
Xtrackers Low Beta High Yield Bond ETF	252,102,845	243,207,470
Xtrackers Short Duration High Yield Bond ETF	24,530,960	28,878,805
Xtrackers USD High Yield Corporate Bond ETF	2,562,456,177	2,482,295,951

For the year ended August 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$11,826,374	$—
Xtrackers Low Beta High Yield Bond ETF	699,487,892	14,884,014
Xtrackers Short Duration High Yield Bond ETF	45,066,805	6,870,142
Xtrackers USD High Yield Corporate Bond ETF	8,710,747,478	8,492,677,720

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the year ended August 31, 2021, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$3,775,536	$6,419,608	$280,167
Xtrackers Low Beta High Yield Bond ETF	10,173,887	6,425,597	1,049
Xtrackers Short Duration High Yield Bond ETF	796,114	73,456	(177)
Xtrackers USD High Yield Corporate Bond ETF	2,692,513	4,655,461	(23,616)

5. Fund Share Transactions

As of August 31, 2021, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for

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high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at August 31, 2021.

8. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

9. Stock Split

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split of its outstanding shares. The net effect of the stock split was to increase the number of outstanding shares and decrease the net asset value per share by a proportionate amount for the shares of the Fund. The stock split had no impact on the overall value of a shareholder’s investment in the Fund. Capital share activity referenced in the Statement of Changes in Net Assets, and per share and net asset value data in the Financial Highlights tables have been restated to reflect the stock split.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF and the Board of Trustees of DBX ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting DBX ETF Trust) at August 31, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers High Beta High Yield Bond ETF Xtrackers Low Beta High Yield Bond ETF	For the year ended August 31, 2021	For each of the two years in the period ended August 31, 2021	For each of the three years in the period ended August 31, 2021 and the period from January 11, 2018 (commencement of operations) through August 31, 2018
Xtrackers Short Duration High Yield Bond ETF	For the year ended August 31, 2021	For each of the two years in the period ended August 31, 2021	For each of the three years in the period ended August 31, 2021 and the period from January 10, 2018 (commencement of operations) through August 31, 2018
Xtrackers USD High Yield Corporate Bond ETF	For the year ended August 31, 2021	For each of the two years in the period ended August 31, 2021	For each of the four years in the period ended August 31, 2021 and the period from December 7, 2016 (commencement of operations) through August 31, 2017

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an

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understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 25, 2021

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Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members

Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	35	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, EyePoint Pharmaceuticals, Inc. (2019-present); Chief Financial Officer, Enzyvant (2018-2019); Chief Executive Officer, 2X Oncology, Inc. (2017- 2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	35	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010- present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	35	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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Officers(2)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, 2016-present	Programmes (Head since 2021), of DWS Investment Management Americas, Inc. and Manager and Chief Operating Officer of the Advisor (2016 -present). Formerly: Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014 -2020); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-2020); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013- 2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Diane Kenneally(5) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018- present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present	AFC Compliance US (Senior Team Lead), of DWS Investment Management Americas, Inc.; Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010- 2012).
Bryan Richards(4) (1978) Vice President, 2016-present	Portfolio Engineering, Systematic Investments Solutions (Head), of DWS Investment Management Americas, Inc.(2018-present); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(5) (1962) Secretary, 2020-present	Legal (Associate General Counsel), DWS US Retail Legal (2003-present), of DWS Investment Management Americas, Inc.; Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015- present); Director and Vice President of DWS Trust Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011- present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust (2019-2020).

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(5) (1962) Assistant Secretary, 2020-present	Legal (Senior Team Lead), DWS US Retail Legal, of DWS Investment Management Americas, Inc.; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC (2020- present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal Officer, DBX Strategic Advisors LLC (2020–2021).
Paul Antosca(5) (1957) Assistant Treasurer, 2019-present	Fund Administration Tax (Head), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007- present).
Jeffrey Berry(5) (1959) Assistant Treasurer, 2019-present	Fund Administration (Senior Specialist), of DWS Investment Management Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019-present	Fund Administration Treasurer’s Office (Co-Head since 2018), of DWS Investment Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018- present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(6) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon Asset Servicing (2014- present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021	Americas Head of Anti-Financial Crime and AML Officer, of DWS Investment Management Americas, Inc.; AML Officer, DWS Trust Company (since October 6, 2021); AML Officer, of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021.); formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)	Address: 875 Third Avenue, New York, New York 10022.
(5)	Address: 100 Summer Street, Boston, MA 02110.
(6)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

82

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

83

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

84

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL and HYLB (the “Funds”) are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in these Funds particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

Copyright © 2021 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-052201-5 (10/21) DBX004976 (10/22)

(b)	Not applicable

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $329,455 for 2021 and $284,595 for 2020.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $153,258 for 2021 and $235,418 for 2020.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2021 and $0 for 2020.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2021 and $0 for 2020.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Funds’ Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the Xtrackers ETFs, or persons in financial reporting oversight roles at DWS that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Funds and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue to act as the Independent Registered Public Accounting Firm for the Funds.

•

EY advised the Funds’ Audit Committee that various covered persons within EY and EY’s affiliates held investments in, or had other financial relationships with, entities within the Xtrackers ETFs “investment company complex” (as defined in Regulation S-X). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any professionals who were part of the audit engagement team for the Funds ETFs or in the position to influence the audit engagement team for the Funds.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(b) of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date November 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date November 4, 2021

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date November 4, 2021